John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%
Communication services – 18.2%
Entertainment – 4.1%
Netflix, Inc. (A)	98,665	$49,609,749
ROBLOX Corp., Class A (A)	128,567	12,055,728
Spotify Technology SA (A)	88,895	21,474,365
		83,139,842
Interactive media and services – 14.1%
Alphabet, Inc., Class A (A)	26,154	61,641,055
Alphabet, Inc., Class C (A)	24,577	59,268,910
Facebook, Inc., Class A (A)	270,095	88,788,329
Match Group, Inc. (A)	271,556	38,935,699
Snap, Inc., Class A (A)	595,944	37,020,041
		285,654,034
		368,793,876
Consumer discretionary – 26.3%
Automobiles – 4.9%
Tesla, Inc. (A)	159,004	99,412,481
Hotels, restaurants and leisure – 1.9%
Airbnb, Inc., Class A (A)(B)	109,344	15,351,898
Chipotle Mexican Grill, Inc. (A)	16,447	22,564,955
		37,916,853
Internet and direct marketing retail – 8.0%
Amazon.com, Inc. (A)	46,103	148,593,196
MercadoLibre, Inc. (A)	9,952	13,521,484
		162,114,680
Multiline retail – 1.5%
Target Corp.	137,028	31,094,394
Specialty retail – 2.9%
Carvana Company (A)	87,423	23,174,963
The Home Depot, Inc.	31,295	9,980,288
The TJX Companies, Inc.	390,317	26,362,010
		59,517,261
Textiles, apparel and luxury goods – 7.1%
Kering SA	40,609	37,189,624
Lululemon Athletica, Inc. (A)	74,470	24,063,491
LVMH Moet Hennessy Louis Vuitton SE	57,481	46,044,136
NIKE, Inc., Class B	258,307	35,248,573
		142,545,824
		532,601,493
Consumer staples – 3.4%
Food and staples retailing – 1.3%
Costco Wholesale Corp.	70,631	26,717,588
Personal products – 2.1%
The Estee Lauder Companies, Inc., Class A	133,472	40,911,837
		67,629,425
Financials – 1.1%
Capital markets – 1.1%
S&P Global, Inc.	28,773	10,918,490
The Goldman Sachs Group, Inc.	28,360	10,550,487
		21,468,977
Health care – 4.1%
Health care equipment and supplies – 2.2%
Danaher Corp.	88,393	22,640,983
DexCom, Inc. (A)	33,000	12,189,870
Intuitive Surgical, Inc. (A)	11,792	9,930,987
		44,761,840
Health care providers and services – 0.9%
Guardant Health, Inc. (A)	46,162	5,729,627
Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	28,922	$11,913,550
		17,643,177
Pharmaceuticals – 1.0%
Eli Lilly & Company	104,356	20,844,067
		83,249,084
Industrials – 4.2%
Aerospace and defense – 1.0%
Safran SA (B)	133,030	20,115,436
Road and rail – 3.2%
Uber Technologies, Inc. (A)	807,454	41,042,887
Union Pacific Corp.	105,893	23,797,334
		64,840,221
		84,955,657
Information technology – 42.6%
IT services – 18.2%
Adyen NV (A)(C)	16,662	38,563,569
Afterpay, Ltd. (A)	85,932	6,206,107
Mastercard, Inc., Class A	107,684	38,828,697
Okta, Inc. (A)	31,604	7,029,994
PayPal Holdings, Inc. (A)	177,745	46,217,255
Shopify, Inc., Class A (A)	67,595	84,011,801
Snowflake, Inc., Class A (A)	35,099	8,354,615
Square, Inc., Class A (A)	173,908	38,698,008
Twilio, Inc., Class A (A)	142,966	48,036,576
Visa, Inc., Class A	229,823	52,238,768
		368,185,390
Semiconductors and semiconductor equipment – 6.0%
NVIDIA Corp.	130,198	84,600,056
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	321,461	37,726,663
		122,326,719
Software – 13.4%
Adobe, Inc. (A)	113,093	57,064,466
Atlassian Corp. PLC, Class A (A)	78,911	18,408,358
Crowdstrike Holdings, Inc., Class A (A)	135,161	30,026,016
DocuSign, Inc. (A)	40,562	8,178,110
Microsoft Corp.	330,272	82,462,313
RingCentral, Inc., Class A (A)	40,190	10,548,669
salesforce.com, Inc. (A)	140,114	33,361,143
The Trade Desk, Inc., Class A (A)	27,886	16,400,872
Workday, Inc., Class A (A)	59,652	13,643,605
		270,093,552
Technology hardware, storage and peripherals – 5.0%
Apple, Inc.	806,954	100,554,538
		861,160,199
TOTAL COMMON STOCKS (Cost $789,734,649)		$2,019,858,711
SHORT-TERM INVESTMENTS – 0.9%
Short-term funds – 0.9%
John Hancock Collateral Trust, 0.0241% (D)(E)	822,109	8,225,287
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	10,855,418	10,855,418
TOTAL SHORT-TERM INVESTMENTS (Cost $19,080,579)		$19,080,705
Total Investments (Capital Appreciation Fund) (Cost $808,815,228) – 100.8%		$2,038,939,416
Other assets and liabilities, net – (0.8%)		(16,536,597)
TOTAL NET ASSETS – 100.0%		$2,022,402,819

1

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-21. The value of securities on loan amounted to $12,307,768. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $5,855,746 in the form of U.S. Treasuries was pledged to the fund.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 5-31-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Capital Appreciation Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 70.9%
Communication services – 4.8%
Interactive media and services – 4.8%
Alphabet, Inc., Class A (A)(B)	3,563	$8,397,457
Alphabet, Inc., Class C (A)(B)	18,598	44,850,193
Facebook, Inc., Class A (B)	41,948	13,789,566
		67,037,216
Consumer discretionary – 9.7%
Hotels, restaurants and leisure – 4.3%
Hilton Worldwide Holdings, Inc. (A)(B)	77,568	9,716,943
Marriott International, Inc., Class A (A)(B)	66,088	9,488,915
McDonald's Corp.	14,400	3,368,016
Yum! Brands, Inc.	317,269	38,062,762
		60,636,636
Internet and direct marketing retail – 5.3%
Amazon.com, Inc. (A)(B)	23,253	74,946,047
Specialty retail – 0.1%
Ross Stores, Inc. (A)	6,400	808,896
		136,391,579
Consumer staples – 1.6%
Beverages – 1.5%
Keurig Dr. Pepper, Inc.	331,961	12,269,279
PepsiCo, Inc.	27,200	4,023,968
The Coca-Cola Company (A)	91,500	5,059,035
		21,352,282
Food products – 0.1%
Mondelez International, Inc., Class A	26,500	1,683,545
		23,035,827
Financials – 10.1%
Banks – 5.0%
Bank of America Corp. (A)	441,400	18,710,946
Huntington Bancshares, Inc.	220,606	3,498,811
TCF Financial Corp.	37,196	1,766,810
The PNC Financial Services Group, Inc.	232,173	45,199,440
		69,176,007
Capital markets – 1.0%
CME Group, Inc.	12,800	2,800,128
Intercontinental Exchange, Inc.	99,620	11,245,106
		14,045,234
Insurance – 4.1%
Arthur J. Gallagher & Company	64,034	9,388,025
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Marsh & McLennan Companies, Inc. (A)	348,157	$48,167,521
		57,555,546
		140,776,787
Health care – 12.2%
Health care equipment and supplies – 3.7%
Becton, Dickinson and Company	19,649	4,752,897
Danaher Corp. (A)	162,084	41,516,196
Envista Holdings Corp. (A)(B)	106,420	4,644,169
Medtronic PLC (A)	13,000	1,645,670
		52,558,932
Health care providers and services – 5.1%
Humana, Inc. (A)	85,259	37,317,864
UnitedHealth Group, Inc.	81,450	33,550,884
		70,868,748
Life sciences tools and services – 3.4%
PerkinElmer, Inc.	128,848	18,691,979
Thermo Fisher Scientific, Inc.	60,726	28,510,857
		47,202,836
		170,630,516
Industrials – 8.3%
Aerospace and defense – 0.8%
Lockheed Martin Corp.	9,000	3,439,800
Northrop Grumman Corp. (A)	10,300	3,768,461
Teledyne Technologies, Inc. (B)	10,852	4,552,088
		11,760,349
Commercial services and supplies – 1.5%
Waste Connections, Inc.	155,098	18,835,101
Waste Management, Inc. (A)	13,200	1,856,976
		20,692,077
Industrial conglomerates – 5.2%
General Electric Company	4,463,493	62,756,712
Roper Technologies, Inc.	22,228	10,002,822
		72,759,534
Machinery – 0.8%
Ingersoll Rand, Inc. (B)	209,559	10,402,509
		115,614,469
Information technology – 16.1%
Communications equipment – 0.4%
Cisco Systems, Inc.	100,300	5,305,870
Electronic equipment, instruments and components – 0.9%
TE Connectivity, Ltd.	92,496	12,549,857
IT services – 7.2%
Fiserv, Inc. (A)(B)	251,082	28,924,646
FleetCor Technologies, Inc. (B)	50,800	13,941,552
Global Payments, Inc. (A)	104,275	20,199,110
Visa, Inc., Class A (A)	165,292	37,570,872
		100,636,180
Semiconductors and semiconductor equipment – 0.2%
NXP Semiconductors NV	16,200	3,425,004
Software – 7.4%
Microsoft Corp. (A)	333,511	83,271,022
salesforce.com, Inc. (B)	86,579	20,614,460
		103,885,482
		225,802,393
Real estate – 0.2%
Equity real estate investment trusts – 0.2%
American Tower Corp.	8,631	2,204,875
Utilities – 7.9%

2

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities – 4.0%
American Electric Power Company, Inc.	428,633	$36,862,438
Duke Energy Corp.	445	44,598
Exelon Corp.	439,967	19,851,311
		56,758,347
Multi-utilities – 3.9%
Ameren Corp.	253,432	21,338,974
NiSource, Inc.	588,892	15,016,746
Public Service Enterprise Group, Inc.	293,406	18,226,381
		54,582,101
		111,340,448
TOTAL COMMON STOCKS (Cost $707,834,769)		$992,834,110
PREFERRED SECURITIES – 1.5%
Financials – 0.0%
Capital markets – 0.0%
The Charles Schwab Corp., 5.950%	8,000	202,560
Utilities – 1.5%
Electric utilities – 0.4%
Alabama Power Company, 5.000%	20,348	546,140
American Electric Power Company, Inc., 6.125%	42,588	2,122,160
Duke Energy Corp., 5.625%	21,862	592,897
SCE Trust III (5.750% to 3-15-24, then 3 month LIBOR + 2.990%)	4,172	105,301
SCE Trust IV (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	70,538	1,767,682
		5,134,180
Multi-utilities – 1.1%
CMS Energy Corp., 5.875%	140,644	3,878,962
CMS Energy Corp., 5.875%	191,300	5,197,621
DTE Energy Company, 5.250%	63,079	1,638,162
NiSource, Inc., 7.750%	26,352	2,804,643
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	74,440	2,081,342
		15,600,730
		20,734,910
TOTAL PREFERRED SECURITIES (Cost $19,615,392)		$20,937,470
CORPORATE BONDS - 9.5%
Communication services - 2.9%
Altice Financing SA 7.500%, 05/15/2026 (C)	$1,610,000	1,676,767
Altice France Holding SA 10.500%, 05/15/2027 (C)	1,665,000	1,861,470
CCO Holdings LLC
4.000%, 03/01/2023 (C)	1,110,000	1,118,325
5.000%, 02/01/2028 (C)	5,487,000	5,740,774
5.125%, 05/01/2027 (C)	3,655,000	3,819,475
Netflix, Inc.
4.375%, 11/15/2026	3,760,000	4,240,490
4.875%, 04/15/2028	4,495,000	5,171,048
4.875%, 06/15/2030 (C)	145,000	167,113
5.500%, 02/15/2022	350,000	361,375
5.875%, 02/15/2025 to 11/15/2028	8,323,000	9,950,394
6.375%, 05/15/2029	4,450,000	5,556,938
Photo Holdings Merger Sub, Inc. 8.500%, 10/01/2026 (C)	495,000	540,995
Sirius XM Radio, Inc. 3.875%, 08/01/2022 (C)	220,000	220,966
		40,426,130
Consumer discretionary - 2.5%
Cedar Fair LP
5.250%, 07/15/2029	2,080,000	2,116,785
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Cedar Fair LP (continued)
5.375%, 06/01/2024 to 04/15/2027	$4,520,000	$4,594,080
5.500%, 05/01/2025 (C)	120,000	125,400
6.500%, 10/01/2028 (C)	2,070,000	2,199,375
Clarios Global LP
6.250%, 05/15/2026 (C)	460,000	491,142
6.750%, 05/15/2025 (C)	110,000	117,838
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, 06/01/2027 (C)	4,560,000	4,824,480
5.250%, 06/01/2026 (C)	3,193,000	3,276,816
Life Time, Inc. 5.750%, 01/15/2026 (C)	1,270,000	1,309,291
Marriott International, Inc. 3.125%, 06/15/2026	415,000	440,887
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (C)	3,545,000	3,571,588
5.500%, 04/15/2027 (C)	2,627,000	2,727,614
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (C)	2,123,000	2,282,798
Yum! Brands, Inc.
3.750%, 11/01/2021	2,835,000	2,842,088
3.875%, 11/01/2023	990,000	1,039,500
4.750%, 01/15/2030 (C)	420,000	449,198
5.350%, 11/01/2043	1,834,000	1,893,605
6.875%, 11/15/2037	925,000	1,135,438
		35,437,923
Financials - 1.4%
Acrisure LLC 7.000%, 11/15/2025 (C)	2,600,000	2,652,000
AmWINS Group, Inc. 7.750%, 07/01/2026 (C)	2,425,000	2,573,859
HUB International, Ltd. 7.000%, 05/01/2026 (C)	6,866,000	7,126,908
State Street Corp. (3 month LIBOR + 3.597%) 3.781%, 09/15/2021 (D)(E)	517,000	517,569
The Bank of New York Mellon Corp. (3 month LIBOR + 3.420%) 3.607%, 09/20/2021 (D)(E)	1,450,000	1,455,800
The PNC Financial Services Group, Inc. (5.000% to 11-1-26, then 3 month LIBOR + 3.300%) 11/01/2026 (D)	1,560,000	1,741,350
USI, Inc. 6.875%, 05/01/2025 (C)	2,980,000	3,024,700
		19,092,186
Health care - 0.3%
Avantor Funding, Inc. 4.625%, 07/15/2028 (C)	640,000	667,840
Elanco Animal Health, Inc. 4.912%, 08/27/2021	1,095,000	1,102,577
Hadrian Merger Sub, Inc. 8.500%, 05/01/2026 (C)	900,000	934,110
Teleflex, Inc.
4.625%, 11/15/2027	707,000	752,382
4.875%, 06/01/2026	886,000	907,601
		4,364,510
Industrials - 1.6%
Continental Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/2024	806,313	849,998

3

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines, Inc.
4.500%, 10/20/2025 (C)	$2,380,000	$2,569,806
4.750%, 10/20/2028 (C)	925,000	1,009,702
General Electric Company (3 month LIBOR + 3.330%) 3.514%, 09/15/2021 (D)(E)	9,941,000	9,561,254
Korn Ferry 4.625%, 12/15/2027 (C)	480,000	493,958
Lennox International, Inc. 3.000%, 11/15/2023	510,000	537,011
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (C)	1,425,000	1,564,365
Sensata Technologies BV
4.875%, 10/15/2023 (C)	507,000	541,223
5.000%, 10/01/2025 (C)	700,000	777,875
5.625%, 11/01/2024 (C)	415,000	459,978
Surgery Center Holdings, Inc. 10.000%, 04/15/2027 (C)	230,000	251,275
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	35,441	35,972
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	152,610	150,702
US Airways 2012-2 Class B Pass Through Trust 6.750%, 06/03/2021	222,181	222,181
US Airways 2013-1 Class A Pass Through Trust 3.950%, 11/15/2025	354,465	352,693
US Airways 2013-1 Class B Pass Through Trust 5.375%, 11/15/2021	294,809	295,112
Welbilt, Inc. 9.500%, 02/15/2024	1,692,000	1,776,600
Xylem, Inc. 4.875%, 10/01/2021	100,000	101,461
		21,551,166
Information technology - 0.6%
Solera LLC 10.500%, 03/01/2024 (C)	8,350,000	8,575,450
Real estate - 0.1%
SBA Communications Corp.
3.875%, 02/15/2027	720,000	736,200
4.875%, 09/01/2024	1,080,000	1,102,280
		1,838,480
Utilities - 0.1%
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (D)	1,525,000	1,597,438
TOTAL CORPORATE BONDS (Cost $123,851,572)		$132,883,283
TERM LOANS (F) – 10.4%
Communication services – 0.4%
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 3.500%, 02/01/2024	5,635,000	5,595,386
Eagle Broadband Investments LLC, Term Loan (3 month LIBOR + 3.000%) 3.750%, 11/12/2027	478,800	477,842
		6,073,228
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (F)(continued)
Consumer discretionary – 0.5%
Four Seasons Hotels, Ltd., New 1st Lien Term Loan (1 month LIBOR + 2.000%) 2.113%, 11/30/2023	$982,254	$979,936
IRB Holding Corp., 2020 4th Amendment Incremental Term Loan (3 month LIBOR + 3.250%) 4.250%, 12/15/2027	1,866,800	1,865,475
IRB Holding Corp., 2020 Term Loan B (3 and 6 month LIBOR + 2.750%) 3.750%, 02/05/2025	385,000	383,164
Life Time, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%) 5.750%, 12/16/2024	2,766,641	2,773,115
SeaWorld Parks & Entertainment, Inc., Term Loan B5 (1 month LIBOR + 3.000%) 3.750%, 03/31/2024	945,855	937,749
Woof Holdings, Inc., 1st Lien Term Loan (3 month LIBOR + 3.750%) 4.500%, 12/21/2027	615,000	615,258
		7,554,697
Consumer staples – 0.3%
Prestige Brands, Inc., Term Loan B4 (1 month LIBOR + 2.000%) 2.113%, 01/26/2024	71,630	71,719
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%) 4.500%, 10/01/2026	3,873,071	3,883,954
		3,955,673
Financials – 3.2%
Alliant Holdings Intermediate LLC, 2020 Term Loan B3 (1 month LIBOR + 3.750%) 4.250%, 10/08/2027	2,504,735	2,506,613
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.250%) 3.343%, 05/09/2025	2,871,064	2,844,507
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%) 3.343%, 05/09/2025	1,291,477	1,279,596
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%) 2.926%, 04/25/2025	17,744,908	17,565,685
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%) 4.000%, 04/25/2025	7,746,360	7,748,606
Hyperion Refinance Sarl, 2020 Incremental Term Loan B (1 month LIBOR + 3.750%) 4.750%, 11/12/2027	1,604,416	1,608,427
Ryan Specialty Group LLC, Term Loan (1 month LIBOR + 3.000%) 3.750%, 09/01/2027	1,025,900	1,025,264
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%) 3.203%, 05/16/2024	5,837,614	5,788,344
USI, Inc., 2019 Incremental Term Loan B (3 month LIBOR + 3.250%) 3.453%, 12/02/2026	4,215,647	4,179,645
		44,546,687

4

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
		Shares or Principal Amount	Value
TERM LOANS (F)(continued)
Health care – 1.4%
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 2.750%) 3.250%, 12/23/2027		$1,890,000	$1,875,523
CPI Holdco LLC, 2021 Term Loan (1 month LIBOR + 4.000%) 4.093%, 11/04/2026		754,944	755,887
Dino Grandparent, Inc., 2019 Term Loan A3 (1 month LIBOR + 2.250%) 2.375%, 02/20/2023		3,450,000	3,415,500
Heartland Dental LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.500%) 3.593%, 04/30/2025		5,483,028	5,405,937
Heartland Dental LLC, Incremental Term Loan (1 month LIBOR + 4.500%) 4.593%, 04/30/2025		219,010	217,915
Loire Finco Luxembourg Sarl, Term Loan (1 month LIBOR + 3.000%) 3.093%, 04/21/2027		4,243,018	4,147,550
Pacific Dental Services, Inc., 2021 Term Loan (1 month LIBOR + 3.500%) 4.250%, 04/20/2028		500,000	501,250
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%) 2.843%, 02/14/2025		357,696	353,314
PetVet Care Centers LLC, 2018 Incremental Term Loan (1 month LIBOR + 3.250%) 3.359%, 02/14/2025		1,106,624	1,101,091
PetVet Care Centers LLC, 2021 Term Loan B3 (1 month LIBOR + 3.500%) 4.250%, 02/14/2025		1,164,489	1,164,128
			18,938,095
Industrials – 1.7%
Camelot Finance SA, 2020 Incremental Term Loan B (1 month LIBOR + 3.000%) 4.000%, 10/30/2026		3,366,563	3,369,357
CoreLogic, Inc., Term Loan TBD 04/13/2028 (G)		2,805,000	2,790,975
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%) 3.093%, 03/29/2025		949,378	939,173
Filtration Group Corp., 2018 EUR Term Loan (3 month EURIBOR + 3.500%) 3.500%, 03/29/2025	EUR	1,757,369	2,128,558
Filtration Group Corp., 2020 Incremental Term Loan (1 month LIBOR + 3.750%) 4.500%, 03/29/2025		$343,275	343,491
Gardner Denver, Inc., 2020 USD Term Loan B (1 month LIBOR + 2.750%) 2.843%, 03/01/2027		392,038	392,284
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/21/2027		6,135,000	6,542,978
SkyMiles IP, Ltd., 2020 SkyMiles Term Loan B (3 month LIBOR + 3.750%) 4.750%, 10/20/2027		2,795,000	2,927,455
Vertical U.S. Newco, Inc., USD Term Loan B (6 month LIBOR + 4.250%) 4.478%, 07/30/2027		4,149,033	4,162,268
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (F)(continued)
Industrials (continued)
Welbilt, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%) 2.593%, 10/23/2025	$575,000	$568,531
		24,165,070
Information technology – 2.9%
Applied Systems, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.250% and Prime rate + 2.250%) 3.774%, 09/19/2024	3,066,710	3,062,110
Applied Systems, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 5.500%) 6.250%, 09/19/2025	366,274	368,889
Ascend Learning LLC, 2017 Term Loan B (1 month LIBOR + 3.000%) 4.000%, 07/12/2024	104,459	104,291
Azalea Topco, Inc., 2020 Incremental Term Loan (3 month LIBOR + 4.000%) 4.750%, 07/24/2026	628,425	628,161
Azalea Topco, Inc., 2021 Term Loan B TBD 07/24/2026 (G)	60,000	59,975
Azalea Topco, Inc., Term Loan (1 and 3 month LIBOR + 3.500%) 3.593%, 07/24/2026	4,678,050	4,648,813
CCC Information Services, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%) 4.000%, 04/29/2024	11,308,146	11,307,128
Celestial Saturn Parent, Inc., 2nd Lien Term Loan TBD 04/13/2029 (G)	230,000	231,150
RealPage, Inc., 1st Lien Term Loan (1 month LIBOR + 3.250%) 3.750%, 04/24/2028	3,270,000	3,265,095
RealPage, Inc., 2nd Lien Term Loan (3 month LIBOR + 6.500%) 7.250%, 04/22/2029	225,000	231,750
UKG, Inc., 2020 2nd Lien Incremental Term Loan (3 month LIBOR + 6.750%) 7.500%, 05/03/2027	600,000	614,628
UKG, Inc., 2021 Incremental Term Loan (3 month LIBOR + 3.250%) 4.000%, 05/04/2026	14,804,313	14,822,819
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.843%, 05/04/2026	684,575	685,075
		40,029,884
Materials – 0.0%
HB Fuller Company, 2017 Term Loan B (1 month LIBOR + 2.000%) 2.099%, 10/20/2024	284,394	284,005
TOTAL TERM LOANS (Cost $144,228,298)		$145,547,339

5

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 5.4%
Short-term funds – 5.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (H)	21,850,087	$21,850,087
T. Rowe Price Government Reserve Fund, 0.0128% (H)	53,106,767	53,106,767
TOTAL SHORT-TERM INVESTMENTS (Cost $74,956,854)		$74,956,854
Total Investments (Capital Appreciation Value Fund) (Cost $1,070,486,885) – 97.7%		$1,367,159,056
Other assets and liabilities, net – 2.3%		32,598,089
TOTAL NET ASSETS – 100.0%		$1,399,757,145
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
Capital Appreciation Value Fund (continued)
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	The rate shown is the annualized seven-day yield as of 5-31-21.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	Alphabet, Inc., Class A	USD	1,960.00	Sep 2022	2	200	$36,883	$(107,302)
GSI	Alphabet, Inc., Class A	USD	1,960.00	Sep 2022	2	200	48,181	(107,302)
GSI	Alphabet, Inc., Class A	USD	1,980.00	Sep 2022	3	300	53,401	(156,752)
GSI	Alphabet, Inc., Class A	USD	1,980.00	Sep 2022	2	200	46,477	(104,501)
GSI	Alphabet, Inc., Class A	USD	2,000.00	Sep 2022	3	300	51,390	(152,612)
GSI	Alphabet, Inc., Class A	USD	2,000.00	Sep 2022	2	200	44,224	(101,742)
GSI	Alphabet, Inc., Class A	USD	2,100.00	Sep 2022	3	300	42,218	(132,863)
GSI	Alphabet, Inc., Class A	USD	2,100.00	Sep 2022	2	200	37,453	(88,575)
SFG	Alphabet, Inc., Class A	USD	2,450.00	Sep 2022	1	100	26,747	(25,616)
SFG	Alphabet, Inc., Class A	USD	2,500.00	Sep 2022	2	200	49,294	(47,030)
SFG	Alphabet, Inc., Class A	USD	2,550.00	Sep 2022	1	100	22,722	(21,553)
SFG	Alphabet, Inc., Class A	USD	2,600.00	Sep 2022	1	100	20,922	(19,726)
GSI	Alphabet, Inc., Class C	USD	1,760.00	Jan 2022	16	1,600	161,159	(1,100,684)
GSI	Alphabet, Inc., Class C	USD	1,780.00	Jan 2022	16	1,600	151,699	(1,071,826)
GSI	Alphabet, Inc., Class C	USD	1,800.00	Jan 2022	16	1,600	143,040	(1,043,167)
GSI	Alphabet, Inc., Class C	USD	1,980.00	Jun 2022	2	200	32,360	(108,586)
GSI	Alphabet, Inc., Class C	USD	1,980.00	Jun 2022	3	300	63,629	(162,879)
GSI	Alphabet, Inc., Class C	USD	2,000.00	Jun 2022	2	200	30,815	(105,605)
GSI	Alphabet, Inc., Class C	USD	2,000.00	Jun 2022	3	300	61,060	(158,408)
GSI	Alphabet, Inc., Class C	USD	2,100.00	Jun 2022	2	200	25,013	(91,340)
GSI	Alphabet, Inc., Class C	USD	2,100.00	Jun 2022	3	300	49,903	(137,010)
SFG	Alphabet, Inc., Class C	USD	2,550.00	Jun 2022	2	200	44,192	(41,994)
SFG	Alphabet, Inc., Class C	USD	2,600.00	Jun 2022	2	200	40,386	(38,073)
SFG	Alphabet, Inc., Class C	USD	2,650.00	Jun 2022	2	200	36,780	(34,450)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	2	200	66,229	(18,070)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	3	300	124,580	(27,104)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	3	300	103,625	(27,104)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	2	200	60,555	(14,539)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	2	200	76,676	(14,539)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	3	300	95,700	(21,808)
RBC	Amazon.com, Inc.	USD	3,900.00	Jan 2022	3	300	71,991	(21,808)
CITI	Amazon.com, Inc.	USD	4,000.00	Jan 2022	5	500	136,635	(29,242)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	2	200	55,372	(11,697)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	2	200	71,412	(11,697)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	3	300	88,463	(17,545)
RBC	Amazon.com, Inc.	USD	4,000.00	Jan 2022	3	300	65,391	(17,545)
CITI	Amazon.com, Inc.	USD	4,100.00	Jan 2022	4	400	100,668	(18,855)
RBC	Amazon.com, Inc.	USD	4,100.00	Jan 2022	3	300	59,091	(14,141)
6

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	Amazon.com, Inc.	USD	4,200.00	Jan 2022	4	400	$92,508	$(15,252)
RBC	Amazon.com, Inc.	USD	4,200.00	Jan 2022	3	300	53,481	(11,439)
CITI	Amazon.com, Inc.	USD	4,300.00	Jan 2022	5	500	106,535	(15,505)
RBC	Amazon.com, Inc.	USD	4,300.00	Jan 2022	2	200	32,794	(6,202)
CITI	Ameren Corp.	USD	90.00	Dec 2021	73	7,300	13,072	(10,981)
CITI	Ameren Corp.	USD	95.00	Dec 2021	73	7,300	5,707	(4,063)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	215	21,500	78,266	(58,051)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	37	3,700	13,274	(9,990)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	23	2,300	7,946	(6,210)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	216	21,600	47,632	(28,501)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	73	7,300	16,507	(9,632)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	47	4,700	9,837	(6,202)
JPM	American Electric Power Company, Inc.	USD	97.50	Jan 2022	105	10,500	10,256	(9,352)
JPM	American Electric Power Company, Inc.	USD	100.00	Jan 2022	105	10,500	6,345	(6,201)
CITI	American Tower Corp.	USD	210.00	Jan 2022	22	2,200	54,934	(106,743)
CITI	American Tower Corp.	USD	220.00	Jan 2022	22	2,200	43,934	(88,621)
CITI	American Tower Corp.	USD	230.00	Jan 2022	21	2,100	33,117	(68,740)
CITI	American Tower Corp.	USD	230.00	Jan 2022	7	700	16,242	(22,913)
CITI	American Tower Corp.	USD	240.00	Jan 2022	7	700	13,339	(18,176)
CITI	American Tower Corp.	USD	250.00	Jan 2022	7	700	10,645	(14,045)
CSFB	Bank of America Corp.	USD	30.00	Jan 2022	858	85,800	180,180	(1,087,236)
SFG	Bank of America Corp.	USD	30.00	Jan 2022	1,419	141,900	364,683	(1,798,121)
CSFB	Bank of America Corp.	USD	32.00	Jan 2022	435	43,500	106,662	(472,205)
CSFB	Bank of America Corp.	USD	35.00	Jan 2022	869	86,900	136,085	(721,912)
RBC	Bank of America Corp.	USD	37.00	Jan 2022	645	64,500	179,742	(436,614)
CSFB	Bank of America Corp.	USD	40.00	Jan 2022	188	18,800	64,223	(89,694)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	161	16,100	75,187	(141,937)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	86	8,600	39,302	(75,817)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	87	8,700	37,149	(76,699)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	161	16,100	57,477	(110,751)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	86	8,600	29,842	(59,159)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	87	8,700	28,449	(59,847)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	162	16,200	43,254	(83,884)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	86	8,600	22,532	(44,531)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	87	8,700	21,054	(45,049)
JPM	CME Group, Inc.	USD	220.00	Jan 2022	64	6,400	70,296	(91,564)
JPM	CME Group, Inc.	USD	230.00	Jan 2022	64	6,400	54,282	(63,841)
CSFB	Danaher Corp.	USD	250.00	Jan 2022	135	13,500	257,445	(331,517)
CSFB	Danaher Corp.	USD	270.00	Jan 2022	14	1,400	22,698	(21,349)
CSFB	Danaher Corp.	USD	280.00	Jan 2022	14	1,400	18,481	(16,394)
CSFB	Danaher Corp.	USD	280.00	Jan 2022	21	2,100	26,450	(24,591)
CSFB	Danaher Corp.	USD	290.00	Jan 2022	21	2,100	19,973	(18,564)
GSI	Envista Holdings Corp.	USD	49.00	Dec 2021	105	10,500	35,120	(28,051)
GSI	Envista Holdings Corp.	USD	50.00	Dec 2021	105	10,500	31,171	(24,976)
CITI	Exelon Corp.	USD	40.00	Jan 2022	54	5,400	26,028	(33,161)
CITI	Exelon Corp.	USD	40.00	Jan 2022	15	1,500	6,277	(9,211)
CITI	Exelon Corp.	USD	43.00	Jan 2022	54	5,400	17,928	(21,873)
CITI	Exelon Corp.	USD	43.00	Jan 2022	15	1,500	4,260	(6,076)
CITI	Exelon Corp.	USD	45.00	Jan 2022	54	5,400	13,446	(15,728)
CITI	Exelon Corp.	USD	45.00	Jan 2022	15	1,500	3,120	(4,369)
CITI	Exelon Corp.	USD	47.00	Jan 2022	323	32,300	54,949	(64,581)
CITI	Exelon Corp.	USD	47.00	Jan 2022	105	10,500	16,880	(20,994)
CITI	Exelon Corp.	USD	50.00	Jan 2022	105	10,500	8,192	(10,904)
JPM	Facebook, Inc., Class A	USD	340.00	Jan 2022	39	3,900	100,507	(108,817)
JPM	Facebook, Inc., Class A	USD	345.00	Jan 2022	39	3,900	94,196	(100,669)
JPM	Facebook, Inc., Class A	USD	380.00	Jan 2022	3	300	5,817	(4,322)
JPM	Facebook, Inc., Class A	USD	400.00	Jan 2022	170	17,000	365,959	(172,048)
JPM	Facebook, Inc., Class A	USD	345.00	Sep 2022	21	2,100	81,770	(90,414)
JPM	Facebook, Inc., Class A	USD	360.00	Sep 2022	21	2,100	70,363	(78,143)
GSI	Fiserv, Inc.	USD	130.00	Jan 2022	42	4,200	21,432	(17,184)
GSI	Fiserv, Inc.	USD	135.00	Jan 2022	42	4,200	15,729	(12,676)
JPM	FleetCor Technologies, Inc.	USD	300.00	Jan 2022	16	1,600	31,952	(20,078)
JPM	FleetCor Technologies, Inc.	USD	310.00	Jan 2022	11	1,100	17,567	(10,518)
JPM	General Electric Company	USD	12.00	Jan 2022	539	53,900	82,321	(146,063)
7

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	General Electric Company	USD	12.00	Jan 2022	539	53,900	$87,544	$(146,063)
JPM	General Electric Company	USD	15.00	Jan 2022	539	53,900	44,834	(62,456)
JPM	General Electric Company	USD	15.00	Jan 2022	539	53,900	45,292	(62,456)
SFG	General Electric Company	USD	15.00	Jan 2022	2,150	215,000	234,350	(249,130)
GSI	Global Payments, Inc.	USD	230.00	Jan 2022	32	3,200	19,556	(13,109)
GSI	Global Payments, Inc.	USD	240.00	Jan 2022	32	3,200	15,803	(8,769)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	27	2,700	27,749	(32,932)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	13	1,300	12,761	(15,856)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	16	1,600	16,049	(19,515)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	27	2,700	23,346	(27,078)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	13	1,300	10,686	(13,038)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	16	1,600	13,428	(16,046)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	44	4,400	65,167	(44,128)
CITI	Hilton Worldwide Holdings, Inc.	USD	135.00	Jan 2022	44	4,400	57,627	(35,966)
GSI	Hilton Worldwide Holdings, Inc.	USD	135.00	Jan 2022	129	12,900	180,975	(105,445)
GSI	Hilton Worldwide Holdings, Inc.	USD	140.00	Jan 2022	129	12,900	155,872	(85,235)
CSFB	Humana, Inc.	USD	480.00	Jan 2022	8	800	24,070	(14,231)
CSFB	Humana, Inc.	USD	500.00	Jan 2022	8	800	18,896	(10,042)
JPM	Huntington Bancshares, Inc.	USD	17.00	Jan 2022	164	16,400	16,892	(13,138)
JPM	Intercontinental Exchange, Inc.	USD	125.00	Jan 2022	53	5,300	16,822	(14,976)
JPM	Intercontinental Exchange, Inc.	USD	130.00	Jan 2022	54	5,400	32,895	(9,447)
JPM	Intercontinental Exchange, Inc.	USD	130.00	Jan 2022	53	5,300	10,625	(9,272)
JPM	Intercontinental Exchange, Inc.	USD	135.00	Jan 2022	54	5,400	24,616	(5,632)
SFG	Keurig Dr. Pepper, Inc.	USD	32.00	Dec 2021	328	32,800	71,504	(181,721)
JPM	Lockheed Martin Corp.	USD	340.00	Jan 2022	30	3,000	94,110	(153,333)
JPM	Lockheed Martin Corp.	USD	360.00	Jan 2022	30	3,000	68,610	(110,216)
JPM	Lockheed Martin Corp.	USD	375.00	Jan 2022	30	3,000	53,310	(83,011)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	50	5,000	61,467	(68,307)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	6	600	7,128	(8,197)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	30	3,000	38,225	(40,984)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	50	5,000	53,935	(57,414)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	6	600	6,290	(6,890)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	30	3,000	33,586	(34,448)
CSFB	Marriott International, Inc., Class A	USD	155.00	Jan 2022	42	4,200	47,675	(40,237)
CSFB	Marriott International, Inc., Class A	USD	160.00	Jan 2022	42	4,200	40,158	(33,336)
CSFB	Marriott International, Inc., Class A	USD	165.00	Jan 2022	33	3,300	55,888	(21,559)
CSFB	Marriott International, Inc., Class A	USD	170.00	Jan 2022	33	3,300	50,521	(17,639)
GSI	Marsh & McLennan Companies, Inc.	USD	150.00	Oct 2021	84	8,400	14,918	(18,459)
GSI	Marsh & McLennan Companies, Inc.	USD	155.00	Oct 2021	84	8,400	8,091	(11,513)
CITI	McDonald's Corp.	USD	210.00	Jan 2022	26	2,600	49,374	(75,239)
RBC	McDonald's Corp.	USD	210.00	Jan 2022	22	2,200	39,974	(63,663)
CITI	McDonald's Corp.	USD	220.00	Jan 2022	27	2,700	38,529	(58,359)
RBC	McDonald's Corp.	USD	220.00	Jan 2022	21	2,100	29,127	(45,390)
CITI	McDonald's Corp.	USD	230.00	Jan 2022	27	2,700	28,539	(41,617)
RBC	McDonald's Corp.	USD	230.00	Jan 2022	21	2,100	21,462	(32,369)
CSFB	Medtronic PLC	USD	115.00	Jan 2022	43	4,300	52,116	(66,991)
CSFB	Medtronic PLC	USD	125.00	Jan 2022	43	4,300	32,121	(40,119)
CSFB	Medtronic PLC	USD	130.00	Jan 2022	44	4,400	24,508	(30,318)
SFG	Microsoft Corp.	USD	250.00	Jan 2022	71	7,100	92,797	(136,025)
SFG	Microsoft Corp.	USD	255.00	Jan 2022	71	7,100	83,567	(118,723)
SFG	Microsoft Corp.	USD	260.00	Jan 2022	71	7,100	75,047	(103,024)
SFG	Microsoft Corp.	USD	265.00	Jan 2022	55	5,500	81,510	(68,868)
BOA	Microsoft Corp.	USD	270.00	Jan 2022	32	3,200	42,970	(34,391)
SFG	Microsoft Corp.	USD	270.00	Jan 2022	55	5,500	72,985	(59,110)
BOA	Microsoft Corp.	USD	275.00	Jan 2022	32	3,200	37,563	(29,375)
SFG	Microsoft Corp.	USD	275.00	Jan 2022	56	5,600	68,152	(51,406)
BOA	Microsoft Corp.	USD	280.00	Jan 2022	32	3,200	32,647	(24,993)
CITI	Microsoft Corp.	USD	280.00	Jan 2022	221	22,100	453,492	(172,609)
CITI	Mondelez International, Inc., Class A	USD	57.50	Jan 2022	89	8,900	42,008	(65,585)
CITI	Mondelez International, Inc., Class A	USD	60.00	Jan 2022	88	8,800	30,976	(48,988)
CITI	Mondelez International, Inc., Class A	USD	62.50	Jan 2022	88	8,800	17,336	(35,337)
CSFB	Northrop Grumman Corp.	USD	300.00	Jan 2022	16	1,600	44,272	(113,992)
CSFB	Northrop Grumman Corp.	USD	300.00	Jan 2022	18	1,800	48,546	(128,242)
CSFB	Northrop Grumman Corp.	USD	315.00	Jan 2022	16	1,600	32,912	(93,704)
8

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CSFB	Northrop Grumman Corp.	USD	315.00	Jan 2022	19	1,900	$41,173	$(111,273)
CSFB	Northrop Grumman Corp.	USD	325.00	Jan 2022	16	1,600	28,112	(81,041)
CSFB	Northrop Grumman Corp.	USD	325.00	Jan 2022	18	1,800	32,706	(91,171)
JPM	NXP Semiconductors NV	USD	195.00	Jan 2022	27	2,700	47,606	(84,707)
JPM	NXP Semiconductors NV	USD	195.00	Jan 2022	27	2,700	52,314	(84,707)
JPM	NXP Semiconductors NV	USD	200.00	Jan 2022	27	2,700	44,441	(76,806)
JPM	NXP Semiconductors NV	USD	200.00	Jan 2022	27	2,700	47,232	(76,806)
JPM	NXP Semiconductors NV	USD	210.00	Jan 2022	27	2,700	37,817	(62,467)
JPM	NXP Semiconductors NV	USD	210.00	Jan 2022	27	2,700	40,310	(62,467)
SFG	PepsiCo, Inc.	USD	140.00	Jan 2022	43	4,300	48,891	(50,768)
SFG	PepsiCo, Inc.	USD	140.00	Jan 2022	48	4,800	52,176	(56,671)
SFG	PepsiCo, Inc.	USD	145.00	Jan 2022	43	4,300	39,216	(37,609)
SFG	PepsiCo, Inc.	USD	145.00	Jan 2022	48	4,800	41,136	(41,982)
SFG	PepsiCo, Inc.	USD	155.00	Jan 2022	43	4,300	23,306	(18,327)
SFG	PepsiCo, Inc.	USD	155.00	Jan 2022	47	4,700	23,594	(20,032)
JPM	Roper Technologies, Inc.	USD	480.00	Aug 2021	43	4,300	52,890	(31,296)
JPM	Roper Technologies, Inc.	USD	490.00	Nov 2021	11	1,100	11,698	(13,600)
JPM	Roper Technologies, Inc.	USD	500.00	Nov 2021	11	1,100	6,689	(10,630)
CSFB	Ross Stores, Inc.	USD	130.00	Jan 2022	22	2,200	22,524	(22,191)
BOA	Ross Stores, Inc.	USD	135.00	Jan 2022	10	1,000	10,440	(8,111)
CSFB	Ross Stores, Inc.	USD	135.00	Jan 2022	22	2,200	20,530	(17,845)
BOA	Ross Stores, Inc.	USD	140.00	Jan 2022	10	1,000	8,654	(6,457)
JPM	Teledyne Technologies, Inc.	USD	410.00	Sep 2021	5	500	10,970	(14,540)
JPM	Teledyne Technologies, Inc.	USD	410.00	Sep 2021	5	500	11,654	(14,540)
JPM	Teledyne Technologies, Inc.	USD	420.00	Sep 2021	5	500	9,426	(11,825)
JPM	Teledyne Technologies, Inc.	USD	420.00	Sep 2021	5	500	9,863	(11,825)
JPM	Teledyne Technologies, Inc.	USD	470.00	Dec 2021	11	1,100	22,338	(15,773)
JPM	Teledyne Technologies, Inc.	USD	480.00	Dec 2021	11	1,100	18,834	(13,174)
CSFB	The Coca-Cola Company	USD	50.00	Jan 2022	129	12,900	53,060	(78,009)
CSFB	The Coca-Cola Company	USD	50.00	Jan 2022	176	17,600	54,912	(106,431)
CSFB	The Coca-Cola Company	USD	52.50	Jan 2022	129	12,900	38,767	(54,976)
CSFB	The Coca-Cola Company	USD	52.50	Jan 2022	176	17,600	39,072	(75,006)
CSFB	The Coca-Cola Company	USD	55.00	Jan 2022	129	12,900	27,591	(36,766)
CSFB	The Coca-Cola Company	USD	55.00	Jan 2022	176	17,600	27,632	(50,162)
CITI	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2022	43	4,300	51,300	(117,726)
CITI	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2022	43	4,300	43,851	(103,105)
CITI	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2022	46	4,600	60,551	(110,298)
CITI	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2022	43	4,300	37,477	(89,511)
CITI	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2022	46	4,600	52,304	(95,756)
CITI	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2022	46	4,600	44,989	(82,403)
CITI	The PNC Financial Services Group, Inc.	USD	195.00	Jan 2022	65	6,500	59,292	(99,242)
CITI	The PNC Financial Services Group, Inc.	USD	195.00	Jan 2022	64	6,400	58,161	(97,716)
CITI	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2022	65	6,500	49,569	(83,816)
CITI	The PNC Financial Services Group, Inc.	USD	200.00	Jan 2022	64	6,400	43,428	(82,527)
CITI	Thermo Fisher Scientific, Inc.	USD	580.00	Jan 2022	9	900	24,367	(4,860)
CITI	Thermo Fisher Scientific, Inc.	USD	580.00	Jan 2022	17	1,700	48,213	(9,180)
CITI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2022	9	900	20,136	(3,341)
CITI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2022	17	1,700	39,900	(6,310)
CITI	UnitedHealth Group, Inc.	USD	400.00	Jan 2022	21	2,100	50,565	(76,056)
CITI	UnitedHealth Group, Inc.	USD	410.00	Jan 2022	21	2,100	41,722	(64,534)
CITI	UnitedHealth Group, Inc.	USD	420.00	Jan 2022	21	2,100	38,214	(54,156)
CITI	UnitedHealth Group, Inc.	USD	460.00	Jan 2022	11	1,100	17,559	(12,430)
CITI	UnitedHealth Group, Inc.	USD	470.00	Jan 2022	11	1,100	14,363	(9,794)
JPM	Visa, Inc., Class A	USD	220.00	Jan 2022	63	6,300	88,326	(129,326)
CSFB	Visa, Inc., Class A	USD	225.00	Jan 2022	74	7,400	98,800	(130,810)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	23	2,300	27,416	(40,657)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	23	2,300	30,981	(40,657)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	47	4,700	61,230	(83,082)
JPM	Visa, Inc., Class A	USD	225.00	Jan 2022	63	6,300	77,616	(111,365)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2022	74	7,400	87,382	(111,574)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	23	2,300	23,506	(34,678)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	23	2,300	26,956	(34,678)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	47	4,700	54,779	(70,865)
JPM	Visa, Inc., Class A	USD	230.00	Jan 2022	63	6,300	67,851	(94,989)
9

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2022	74	7,400	$75,366	$(94,231)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2022	44	4,400	55,185	(46,841)
CSFB	Visa, Inc., Class A	USD	245.00	Jan 2022	44	4,400	48,545	(38,754)
CITI	Visa, Inc., Class A	USD	250.00	Jan 2022	144	14,400	122,943	(103,829)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2022	45	4,500	54,990	(32,447)
CSFB	Visa, Inc., Class A	USD	255.00	Jan 2022	21	2,100	17,711	(12,264)
CSFB	Visa, Inc., Class A	USD	260.00	Jan 2022	21	2,100	14,900	(9,828)
GSI	Visa, Inc., Class A	USD	260.00	Jan 2022	45	4,500	42,165	(21,060)
CSFB	Visa, Inc., Class A	USD	265.00	Jan 2022	21	2,100	12,508	(7,793)
GSI	Visa, Inc., Class A	USD	270.00	Jan 2022	45	4,500	32,040	(13,104)
CSFB	Waste Management, Inc.	USD	115.00	Jan 2022	22	2,200	17,644	(58,920)
CSFB	Waste Management, Inc.	USD	115.00	Jan 2022	22	2,200	17,754	(58,920)
CSFB	Waste Management, Inc.	USD	120.00	Jan 2022	22	2,200	16,434	(49,342)
CSFB	Waste Management, Inc.	USD	120.00	Jan 2022	22	2,200	15,994	(49,342)
CSFB	Waste Management, Inc.	USD	130.00	Jan 2022	22	2,200	9,174	(32,192)
CSFB	Waste Management, Inc.	USD	130.00	Jan 2022	22	2,200	8,294	(32,192)
JPM	Yum! Brands, Inc.	USD	105.00	Jan 2022	24	2,400	26,928	(41,760)
JPM	Yum! Brands, Inc.	USD	110.00	Jan 2022	24	2,400	21,288	(32,707)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	75	7,500	32,128	(56,353)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	46	4,600	21,022	(34,563)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	19	1,900	8,683	(14,276)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	67	6,700	31,959	(50,342)
JPM	Yum! Brands, Inc.	USD	125.00	Jan 2022	86	8,600	27,692	(45,406)
							$12,786,663	$(21,025,801)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SFG	Susquehanna Financial Group, LLLP
Core Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 58.8%
U.S. Government – 33.5%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$54,179,000	$45,116,594
1.375%, 11/15/2040 to 08/15/2050	31,706,000	26,526,872
1.625%, 11/15/2050	5,647,000	4,824,656
1.875%, 02/15/2041 to 02/15/2051	41,968,000	39,460,393
2.250%, 05/15/2041	1,440,000	1,451,025
2.375%, 05/15/2051	8,013,000	8,168,252
2.500%, 02/15/2045	14,020,000	14,606,540
U.S. Treasury Notes
0.125%, 05/31/2022 to 01/15/2024	161,586,000	161,427,293
0.250%, 05/15/2024 to 10/31/2025	104,577,000	103,656,575
0.375%, 11/30/2025 to 12/31/2025	38,774,000	38,205,457
0.500%, 02/28/2026 to 08/31/2027	32,927,000	31,901,132
0.750%, 04/30/2026	16,771,000	16,739,554
1.250%, 04/30/2028	9,309,000	9,306,091
1.500%, 11/30/2024	17,540,000	18,184,047
1.625%, 05/15/2031	11,787,000	11,809,101
1.750%, 11/30/2021 to 02/28/2022	2,746,000	2,770,774
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
1.875%, 02/28/2022	$30,508,000	$30,922,718
2.000%, 02/15/2022	23,544,000	23,869,569
2.125%, 08/15/2021	4,259,000	4,277,546
2.875%, 10/31/2023	7,907,000	8,416,013
		601,640,202
U.S. Government Agency – 25.3%
Federal Home Loan Mortgage Corp.
2.000%, 12/01/2050	2,830,454	2,868,184
2.500%, 01/01/2036	8,524,792	9,009,817
2.829%, (12 month LIBOR + 1.641%), 05/01/2049 (A)	1,834,876	1,914,969
3.500%, 04/01/2049	1,839,146	1,974,038
4.000%, 01/01/2035 to 07/01/2049	8,775,220	9,527,198
4.500%, 06/01/2039 to 03/01/2049	1,176,478	1,316,934
5.000%, 05/01/2048 to 03/01/2049	7,532,795	8,501,950

10

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
2.000%, TBA (B)	$53,500,000	$54,288,651
2.000%, 05/01/2031 to 04/01/2051	5,206,013	5,323,254
2.500%, TBA (B)	104,500,000	107,963,121
2.500%, 12/01/2035 to 10/01/2050	34,153,358	35,879,583
2.691%, (12 month LIBOR + 1.586%), 01/01/2046 (A)	4,610,328	4,804,054
2.767%, (12 month LIBOR + 1.580%), 06/01/2045 (A)	1,402,485	1,457,458
3.000%, 01/01/2043 to 07/01/2060	30,070,074	31,989,147
3.500%, 06/01/2049	622,430	663,900
4.000%, 09/01/2033 to 08/01/2059	31,642,659	35,002,864
4.500%, 05/01/2034 to 01/01/2059	41,581,301	46,417,667
5.000%, 07/01/2044 to 11/01/2049	18,458,658	20,766,525
5.500%, 12/01/2048 to 06/01/2049	8,057,131	9,268,050
Government National Mortgage Association
2.000%, TBA (B)	200,000	203,449
2.500%, TBA (B)	25,100,000	25,997,019
3.500%, 01/20/2048	1,315,664	1,427,011
4.000%, 03/20/2048 to 07/20/2049	6,891,128	7,522,204
4.500%, 08/15/2047 to 05/20/2049	6,767,349	7,395,968
5.000%, 12/20/2039 to 03/20/2049	19,926,049	21,767,671
		453,250,686
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,061,207,566)		$1,054,890,888
FOREIGN GOVERNMENT OBLIGATIONS – 1.3%
Chile – 0.1%
Republic of Chile
2.450%, 01/31/2031	879,000	885,601
3.100%, 05/07/2041	996,000	968,769
		1,854,370
Colombia – 0.1%
Republic of Colombia
3.250%, 04/22/2032	800,000	771,920
3.875%, 02/15/2061	1,399,000	1,199,293
		1,971,213
Italy – 0.1%
Republic of Italy 3.875%, 05/06/2051	1,347,000	1,379,653
Japan – 0.1%
Japan Bank for International Cooperation 1.750%, 10/17/2024	1,576,000	1,637,642
Mexico – 0.5%
Government of Mexico
2.659%, 05/24/2031	626,000	607,740
3.750%, 04/19/2071	2,003,000	1,796,471
3.771%, 05/24/2061	326,000	298,293
4.280%, 08/14/2041	2,226,000	2,309,965
4.350%, 01/15/2047	341,000	350,759
4.500%, 04/22/2029	2,159,000	2,439,605
4.750%, 03/08/2044	578,000	628,581
		8,431,414
Paraguay – 0.1%
Republic of Paraguay
2.739%, 01/29/2033 (C)	762,000	735,330
5.400%, 03/30/2050 (C)	1,179,000	1,342,893
		2,078,223
Peru – 0.3%
Republic of Peru
2.392%, 01/23/2026	1,179,000	1,214,240
Core Bond Fund (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Peru (continued)
Republic of Peru (continued)
2.783%, 01/23/2031	$2,950,000	$2,957,405
3.300%, 03/11/2041	1,571,000	1,519,958
		5,691,603
United Arab Emirates – 0.0%
Government of Abu Dhabi 2.500%, 04/16/2025 (C)	871,000	923,260
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $23,915,150)		$23,967,378
CORPORATE BONDS – 28.3%
Communication services – 2.6%
AT&T, Inc.
2.250%, 02/01/2032	1,309,000	1,259,128
3.100%, 02/01/2043	285,000	269,797
3.500%, 06/01/2041	603,000	604,895
3.500%, 09/15/2053 (C)	2,174,000	2,062,740
3.550%, 09/15/2055 (C)	591,000	558,827
3.800%, 12/01/2057 (C)	1,081,000	1,064,514
3.850%, 06/01/2060	873,000	873,238
Charter Communications Operating LLC
3.500%, 06/01/2041	747,000	712,649
3.900%, 06/01/2052	1,675,000	1,605,762
4.400%, 12/01/2061	487,000	492,498
4.464%, 07/23/2022	539,000	560,144
4.800%, 03/01/2050	1,098,000	1,205,079
Comcast Corp.
1.500%, 02/15/2031	2,027,000	1,883,391
3.750%, 04/01/2040	1,139,000	1,249,963
3.950%, 10/15/2025	401,000	450,171
4.150%, 10/15/2028	686,000	790,784
4.600%, 10/15/2038	511,000	615,302
Discovery Communications LLC
4.000%, 09/15/2055 (C)	698,000	690,970
4.650%, 05/15/2050	174,000	193,245
Netflix, Inc.
3.625%, 06/15/2025 (C)	1,006,000	1,077,678
5.875%, 11/15/2028	1,081,000	1,308,010
Telefonica Emisiones SA 5.520%, 03/01/2049	445,000	551,788
Tencent Holdings, Ltd. 3.840%, 04/22/2051 (C)	1,168,000	1,180,381
T-Mobile USA, Inc.
2.050%, 02/15/2028	1,728,000	1,720,120
2.250%, 02/15/2026	1,305,000	1,316,027
2.250%, 02/15/2026 (C)	6,564,000	6,619,465
2.875%, 02/15/2031	991,000	955,661
3.375%, 04/15/2029 (C)	3,764,000	3,830,284
3.500%, 04/15/2031 (C)	2,498,000	2,540,341
3.750%, 04/15/2027	164,000	180,287
Verizon Communications, Inc.
2.550%, 03/21/2031	709,000	712,965
2.650%, 11/20/2040	2,370,000	2,183,632
2.875%, 11/20/2050	1,018,000	917,586
3.400%, 03/22/2041	1,138,000	1,157,271
3.550%, 03/22/2051	1,606,000	1,628,635
3.700%, 03/22/2061	828,000	835,573
4.329%, 09/21/2028	392,000	450,548
ViacomCBS, Inc. 4.600%, 01/15/2045	110,000	123,667
		46,433,016
Consumer discretionary – 2.2%
Amazon.com, Inc.
1.000%, 05/12/2026	4,669,000	4,666,736
1.650%, 05/12/2028	1,734,000	1,742,355

11

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Amazon.com, Inc. (continued)
2.100%, 05/12/2031	$4,383,000	$4,395,961
2.700%, 06/03/2060	262,000	233,267
3.100%, 05/12/2051	584,000	582,794
3.250%, 05/12/2061	584,000	585,623
Ford Motor Company 4.750%, 01/15/2043	306,000	308,693
Ford Motor Credit Company LLC 4.000%, 11/13/2030	836,000	852,670
General Motors Company 5.400%, 04/01/2048	484,000	591,442
Hyundai Capital America
0.800%, 01/08/2024 (C)	1,787,000	1,783,393
1.250%, 09/18/2023 (C)	879,000	887,650
1.300%, 01/08/2026 (C)	1,755,000	1,738,482
1.800%, 10/15/2025 (C)	1,475,000	1,493,146
2.375%, 10/15/2027 (C)	588,000	598,676
Lowe's Companies, Inc.
2.625%, 04/01/2031	1,418,000	1,441,186
3.500%, 04/01/2051	311,000	318,959
Marriott International, Inc.
2.850%, 04/15/2031	2,536,000	2,528,744
4.625%, 06/15/2030	222,000	250,380
5.750%, 05/01/2025	1,043,000	1,209,943
Nissan Motor Acceptance Corp. 2.750%, 03/09/2028 (C)	885,000	886,827
Sodexo, Inc.
1.634%, 04/16/2026 (C)	1,531,000	1,538,747
2.718%, 04/16/2031 (C)	1,454,000	1,453,360
Starbucks Corp.
1.300%, 05/07/2022	718,000	725,313
3.350%, 03/12/2050	882,000	874,993
3.500%, 11/15/2050	1,245,000	1,263,973
The Home Depot, Inc.
2.375%, 03/15/2051	721,000	634,153
2.700%, 04/15/2030	701,000	738,675
3.125%, 12/15/2049	2,193,000	2,213,037
3.300%, 04/15/2040	234,000	246,197
3.350%, 04/15/2050	565,000	593,934
The Trustees of the University of Pennsylvania 3.610%, 02/15/2119	954,000	1,007,300
Yale University
0.873%, 04/15/2025	1,009,000	1,017,939
1.482%, 04/15/2030	865,000	837,743
		40,242,291
Consumer staples – 1.7%
Altria Group, Inc.
2.350%, 05/06/2025	245,000	256,577
2.450%, 02/04/2032	666,000	630,553
3.400%, 02/04/2041	1,825,000	1,674,902
3.875%, 09/16/2046	1,170,000	1,114,151
4.000%, 02/04/2061	752,000	701,368
Anheuser-Busch Companies LLC
4.700%, 02/01/2036	1,596,000	1,901,512
4.900%, 02/01/2046	1,432,000	1,716,752
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/2042	516,000	541,140
4.375%, 04/15/2038	1,678,000	1,918,190
4.600%, 04/15/2048	1,230,000	1,424,633
BAT Capital Corp.
2.259%, 03/25/2028	303,000	298,133
2.726%, 03/25/2031	1,857,000	1,787,833
3.557%, 08/15/2027	1,127,000	1,197,219
4.906%, 04/02/2030	308,000	348,775
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Bunge, Ltd. Finance Corp.
1.630%, 08/17/2025	$984,000	$995,670
2.750%, 05/14/2031	3,510,000	3,505,753
3.250%, 08/15/2026	1,524,000	1,648,961
3.750%, 09/25/2027	2,857,000	3,151,580
Hormel Foods Corp. 1.700%, 06/03/2028	866,000	863,562
Molson Coors Beverage Company 4.200%, 07/15/2046	1,571,000	1,664,803
The Estee Lauder Companies, Inc. 1.950%, 03/15/2031	1,698,000	1,666,727
Walgreens Boots Alliance, Inc. 4.100%, 04/15/2050	115,000	120,523
Walmart, Inc.
3.050%, 07/08/2026	530,000	581,889
4.050%, 06/29/2048	19,000	22,980
		29,734,186
Energy – 2.3%
Aker BP ASA 4.000%, 01/15/2031 (C)	812,000	874,423
BP Capital Markets America, Inc. 3.379%, 02/08/2061	479,000	463,725
Devon Energy Corp.
4.750%, 05/15/2042	602,000	661,895
5.000%, 06/15/2045	300,000	340,095
5.600%, 07/15/2041	455,000	548,489
5.850%, 12/15/2025	2,583,000	3,055,191
Diamondback Energy, Inc.
3.250%, 12/01/2026	1,746,000	1,879,290
3.500%, 12/01/2029	1,038,000	1,100,181
4.400%, 03/24/2051	1,251,000	1,348,452
Enable Midstream Partners LP
3.900%, 05/15/2024	156,000	166,922
4.150%, 09/15/2029	663,000	713,962
4.400%, 03/15/2027	1,119,000	1,235,153
4.950%, 05/15/2028	1,897,000	2,147,233
Energy Transfer LP
4.050%, 03/15/2025	2,716,000	2,949,300
5.150%, 03/15/2045	288,000	316,028
5.300%, 04/15/2047	174,000	193,993
5.350%, 05/15/2045	432,000	484,343
6.000%, 06/15/2048	231,000	279,536
6.050%, 06/01/2041	262,000	316,573
6.100%, 02/15/2042	296,000	352,371
6.125%, 12/15/2045	506,000	609,642
7.500%, 07/01/2038	135,000	183,991
Enterprise Products Operating LLC 3.950%, 01/31/2060	245,000	251,413
Equinor ASA 3.250%, 11/18/2049	415,000	420,038
Galaxy Pipeline Assets Bidco, Ltd.
1.750%, 09/30/2027 (C)	1,731,000	1,746,172
2.160%, 03/31/2034 (C)	1,292,000	1,275,147
2.625%, 03/31/2036 (C)	817,000	800,690
2.940%, 09/30/2040 (C)	878,000	869,279
Marathon Oil Corp. 5.200%, 06/01/2045	1,311,000	1,508,522
Oleoducto Central SA 4.000%, 07/14/2027 (C)	654,000	678,329
ONEOK, Inc.
3.100%, 03/15/2030	962,000	988,194
3.400%, 09/01/2029	377,000	396,712
4.000%, 07/13/2027	239,000	263,802
4.350%, 03/15/2029	406,000	453,229
4.450%, 09/01/2049	940,000	996,687

12

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
ONEOK, Inc. (continued)
4.950%, 07/13/2047	$112,000	$125,624
5.850%, 01/15/2026	144,000	170,727
Petroleos del Peru SA 5.625%, 06/19/2047 (C)	874,000	903,008
Petroleos Mexicanos
2.378%, 04/15/2025	350,000	363,876
2.460%, 12/15/2025	1,700,500	1,776,185
Pioneer Natural Resources Company 1.900%, 08/15/2030	1,514,000	1,425,153
Plains All American Pipeline LP 4.900%, 02/15/2045	245,000	253,293
WPX Energy, Inc. 5.250%, 09/15/2024	5,655,000	6,272,865
		42,159,733
Financials – 7.6%
American International Group, Inc.
3.400%, 06/30/2030	1,271,000	1,372,628
4.375%, 06/30/2050	752,000	869,609
Antares Holdings LP 3.950%, 07/15/2026 (C)	1,194,000	1,237,120
Assured Guaranty U.S. Holdings, Inc. 3.150%, 06/15/2031	873,000	884,494
Athene Global Funding 2.500%, 03/24/2028 (C)	2,275,000	2,316,605
Athene Holding, Ltd.
3.500%, 01/15/2031	426,000	448,466
3.950%, 05/25/2051	230,000	234,217
4.125%, 01/12/2028	1,139,000	1,261,659
Banco Santander SA 2.958%, 03/25/2031	600,000	611,302
Bank of America Corp. 3.500%, 04/19/2026	288,000	319,421
Bank of America Corp. (0.976% to 4-22-24, then SOFR + 0.690%) 04/22/2025	3,065,000	3,083,422
Bank of America Corp. (1.197% to 10-24-25, then SOFR + 1.010%) 10/24/2026	4,308,000	4,295,082
Bank of America Corp. (1.319% to 6-19-25, then SOFR + 1.150%) 06/19/2026	2,547,000	2,565,549
Bank of America Corp. (1.658% to 3-11-26, then SOFR + 0.910%) 03/11/2027	5,694,000	5,774,517
Bank of America Corp. (1.734% to 7-22-26, then SOFR + 0.960%) 07/22/2027	3,072,000	3,110,578
Bank of America Corp. (1.898% to 7-23-30, then SOFR + 1.530%) 07/23/2031	1,738,000	1,660,797
Bank of America Corp. (1.922% to 10-24-30, then SOFR + 1.370%) 10/24/2031	945,000	902,802
Bank of America Corp. (2.015% to 2-13-25, then 3 month LIBOR + 0.640%) 02/13/2026	288,000	298,901
Bank of America Corp. (2.456% to 10-22-24, then 3 month LIBOR + 0.870%) 10/22/2025	1,565,000	1,648,026
Bank of America Corp. (2.496% to 2-13-30, then 3 month LIBOR + 0.990%) 02/13/2031	1,588,000	1,597,904
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	$1,824,000	$1,856,736
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) 04/22/2032	5,573,000	5,650,627
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	3,001,000	3,122,563
Bank of America Corp. (3.311% to 4-22-41, then SOFR + 1.580%) 04/22/2042	1,225,000	1,253,819
Bank of America Corp. (3.559% to 4-23-26, then 3 month LIBOR + 1.060%) 04/23/2027	1,395,000	1,533,806
Barclays PLC (1.007% to 12-10-23, then 1 Year CMT + 0.800%) 12/10/2024	2,273,000	2,285,447
Barclays PLC (3.564% to 9-23-30, then 5 Year CMT + 2.900%) 09/23/2035	3,132,000	3,203,378
Barclays PLC (3.811% to 3-10-41, then 1 Year CMT + 1.700%) 03/10/2042	1,074,000	1,076,250
BNP Paribas SA (1.323% to 1-13-26, then SOFR + 1.004%) 01/13/2027 (C)	2,070,000	2,048,705
BNP Paribas SA (2.871% to 4-19-31, then SOFR + 1.387%) 04/19/2032 (C)	1,725,000	1,747,082
Brighthouse Financial, Inc. 4.700%, 06/22/2047	1,035,000	1,116,711
Credit Suisse Group AG (3.091% to 5-14-31, then SOFR + 1.730%) 05/14/2032 (C)	1,494,000	1,516,131
Deutsche Bank AG 0.898%, 05/28/2024	1,443,000	1,444,087
Deutsche Bank AG (2.129% to 11-24-25, then SOFR + 1.870%) 11/24/2026	2,984,000	3,034,650
Deutsche Bank AG (3.035% to 5-28-31, then SOFR + 1.718%) 05/28/2032	883,000	878,645
Deutsche Bank AG (3.729% to 1-14-31, then SOFR + 2.757%) 01/14/2032	718,000	719,217
DNB Bank ASA (1.535% to 5-25-26, then 1 Year CMT + 0.720%) 05/25/2027 (C)	1,481,000	1,486,730
FS KKR Capital Corp. 3.400%, 01/15/2026	3,416,000	3,527,688
GE Capital Funding LLC
3.450%, 05/15/2025	682,000	743,847
4.400%, 05/15/2030	1,008,000	1,158,930
GE Capital International Funding Company 4.418%, 11/15/2035	2,429,000	2,823,818
Golub Capital BDC, Inc.
2.500%, 08/24/2026	565,000	566,173
3.375%, 04/15/2024	2,502,000	2,607,944
JPMorgan Chase & Co. (0.824% to 6-1-24, then SOFR + 0.540%) 06/01/2025	2,590,000	2,593,461
JPMorgan Chase & Co. (1.040% to 2-4-26, then SOFR + 0.695%) 02/04/2027	5,656,000	5,586,970
JPMorgan Chase & Co. (1.045% to 11-19-25, then SOFR + 0.800%) 11/19/2026	3,154,000	3,125,974
JPMorgan Chase & Co. (1.578% to 4-22-26, then SOFR + 0.885%) 04/22/2027	1,703,000	1,715,928

13

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (2.069% to 6-1-28, then SOFR + 1.015%) 06/01/2029	$2,820,000	$2,824,087
JPMorgan Chase & Co. (2.083% to 4-22-25, then SOFR + 1.850%) 04/22/2026	2,472,000	2,568,071
JPMorgan Chase & Co. (2.182% to 6-1-27, then SOFR + 1.890%) 06/01/2028	1,732,000	1,776,016
JPMorgan Chase & Co. (3.328% to 4-22-51, then SOFR + 1.580%) 04/22/2052	850,000	860,395
JPMorgan Chase & Co. (3.882% to 7-24-37, then 3 month LIBOR + 1.360%) 07/24/2038	640,000	719,400
Morgan Stanley (0.790% to 5-30-24, then SOFR + 0.525%) 05/30/2025	5,762,000	5,757,605
Morgan Stanley (0.864% to 10-21-24, then SOFR + 0.745%) 10/21/2025	2,037,000	2,043,147
Morgan Stanley (0.985% to 12-10-25, then SOFR + 0.720%) 12/10/2026	2,876,000	2,841,258
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%) 04/28/2026	288,000	301,182
Nationwide Mutual Insurance Company 4.350%, 04/30/2050 (C)	694,000	747,346
NTT Finance Corp. 1.162%, 04/03/2026 (C)	2,808,000	2,799,176
Oaktree Specialty Lending Corp. 2.700%, 01/15/2027	1,166,000	1,171,907
Owl Rock Capital Corp. 3.400%, 07/15/2026	3,292,000	3,440,673
SBL Holdings, Inc. 5.000%, 02/18/2031 (C)	1,957,000	2,110,196
Societe Generale SA 3.625%, 03/01/2041 (C)	990,000	963,884
Societe Generale SA (3.653% to 7-8-30, then 5 Year CMT + 3.000%) 07/08/2035 (C)	1,122,000	1,151,929
Svensk Exportkredit AB 0.750%, 04/06/2023	2,422,000	2,443,631
The Andrew W. Mellon Foundation 0.947%, 08/01/2027	689,000	673,727
Trust Fibra Uno
5.250%, 01/30/2026 (C)	880,000	985,600
6.390%, 01/15/2050 (C)	973,000	1,124,340
UBS Group AG (2.095% to 2-11-31, then 1 Year CMT + 1.000%) 02/11/2032 (C)	3,687,000	3,542,319
Westpac Banking Corp. (2.668% to 11-15-30, then 5 Year CMT + 1.750%) 11/15/2035	2,003,000	1,943,751
		135,708,056
Health care – 2.7%
AbbVie, Inc.
2.300%, 11/21/2022	1,761,000	1,811,946
3.200%, 11/21/2029	1,051,000	1,127,303
3.750%, 11/14/2023	156,000	168,075
4.050%, 11/21/2039	654,000	731,688
4.250%, 11/21/2049	1,715,000	1,975,138
4.300%, 05/14/2036	409,000	472,561
4.400%, 11/06/2042	141,000	163,499
4.450%, 05/14/2046	415,000	484,842
Aetna, Inc. 3.875%, 08/15/2047	447,000	476,913
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Astrazeneca Finance LLC
1.200%, 05/28/2026	$1,732,000	$1,733,854
1.750%, 05/28/2028	866,000	865,169
AstraZeneca PLC
1.375%, 08/06/2030	931,000	873,497
3.000%, 05/28/2051	578,000	568,997
Bristol-Myers Squibb Company 2.550%, 11/13/2050	1,750,000	1,591,297
CVS Health Corp.
2.700%, 08/21/2040	890,000	830,272
3.000%, 08/15/2026	608,000	659,889
3.700%, 03/09/2023	205,000	216,721
4.300%, 03/25/2028	1,692,000	1,938,824
4.780%, 03/25/2038	888,000	1,057,361
5.050%, 03/25/2048	899,000	1,109,613
Danaher Corp.
2.600%, 10/01/2050	827,000	754,429
3.350%, 09/15/2025	565,000	621,646
DH Europe Finance II Sarl
2.050%, 11/15/2022	899,000	920,989
2.200%, 11/15/2024	1,548,000	1,624,577
2.600%, 11/15/2029	1,147,000	1,186,939
Gilead Sciences, Inc.
1.200%, 10/01/2027	282,000	276,405
2.600%, 10/01/2040	977,000	913,143
2.800%, 10/01/2050	1,260,000	1,139,746
4.000%, 09/01/2036	505,000	571,870
Pfizer, Inc.
2.550%, 05/28/2040	1,963,000	1,902,626
2.700%, 05/28/2050	401,000	378,791
2.800%, 03/11/2022	542,000	552,919
Regeneron Pharmaceuticals, Inc.
1.750%, 09/15/2030	2,117,000	1,983,097
2.800%, 09/15/2050	697,000	608,427
Royalty Pharma PLC 3.550%, 09/02/2050 (C)	1,323,000	1,268,576
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	1,173,000	1,231,598
STERIS Irish FinCo Unlimited Company 3.750%, 03/15/2051	1,595,000	1,629,672
Takeda Pharmaceutical Company, Ltd.
2.050%, 03/31/2030	2,124,000	2,072,614
3.175%, 07/09/2050	1,328,000	1,271,638
4.400%, 11/26/2023	1,047,000	1,142,023
Thermo Fisher Scientific, Inc. 4.497%, 03/25/2030	1,931,000	2,273,072
UnitedHealth Group, Inc.
2.300%, 05/15/2031	1,768,000	1,776,081
2.750%, 05/15/2040	432,000	422,990
2.900%, 05/15/2050	427,000	413,906
3.050%, 05/15/2041	295,000	299,433
3.250%, 05/15/2051	1,004,000	1,025,226
3.750%, 10/15/2047	199,000	218,249
3.875%, 08/15/2059	308,000	348,369
		47,686,510
Industrials – 2.0%
Adani International Container Terminal Pvt, Ltd. 3.000%, 02/16/2031 (C)	500,000	483,378
Adani Ports & Special Economic Zone, Ltd. 4.200%, 08/04/2027 (C)	1,054,000	1,119,029
Burlington Northern Santa Fe LLC
3.050%, 02/15/2051	565,000	564,885

14

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Burlington Northern Santa Fe LLC (continued)
3.300%, 09/15/2051	$1,078,000	$1,119,520
3.550%, 02/15/2050	285,000	307,583
Crowley Conro LLC 4.181%, 08/15/2043	821,922	958,693
DAE Funding LLC
2.625%, 03/20/2025 (C)	929,000	938,513
3.375%, 03/20/2028 (C)	1,335,000	1,340,474
Delta Air Lines, Inc.
4.500%, 10/20/2025 (C)	2,292,000	2,474,788
4.750%, 10/20/2028 (C)	3,327,000	3,631,652
General Electric Company
3.450%, 05/01/2027	1,118,000	1,231,211
4.250%, 05/01/2040	92,000	103,986
4.350%, 05/01/2050	735,000	837,540
5.875%, 01/14/2038	95,000	125,739
John Deere Capital Corp.
0.550%, 07/05/2022	1,730,000	1,737,180
1.200%, 04/06/2023	1,331,000	1,355,288
Northrop Grumman Corp.
2.930%, 01/15/2025	81,000	86,648
3.250%, 08/01/2023 to 01/15/2028	2,665,000	2,849,867
4.030%, 10/15/2047	585,000	665,740
5.150%, 05/01/2040	597,000	764,359
Siemens Financieringsmaatschappij NV 0.650%, 03/11/2024 (C)	355,000	356,262
Southwest Airlines Company
4.750%, 05/04/2023	1,210,000	1,304,657
5.125%, 06/15/2027	1,811,000	2,118,746
The Boeing Company
2.196%, 02/04/2026	2,138,000	2,147,141
3.250%, 02/01/2028 to 02/01/2035	1,903,000	1,958,564
3.625%, 02/01/2031	1,217,000	1,290,303
3.750%, 02/01/2050	355,000	347,738
5.705%, 05/01/2040	343,000	426,992
5.805%, 05/01/2050	89,000	114,467
Union Pacific Corp.
2.150%, 02/05/2027	894,000	924,814
2.400%, 02/05/2030	1,107,000	1,128,120
2.950%, 03/01/2022	1,003,000	1,024,168
3.150%, 03/01/2024	478,000	513,041
3.750%, 02/05/2070	179,000	185,694
		36,536,780
Information technology – 2.1%
Apple, Inc.
2.375%, 02/08/2041	565,000	526,006
2.550%, 08/20/2060	1,323,000	1,157,462
2.650%, 05/11/2050 to 02/08/2051	2,805,000	2,604,746
2.800%, 02/08/2061	565,000	518,084
Broadcom Corp. 3.875%, 01/15/2027	427,000	469,112
Broadcom, Inc.
2.450%, 02/15/2031 (C)	986,000	946,909
3.150%, 11/15/2025	738,000	793,040
3.419%, 04/15/2033 (C)	3,847,000	3,923,213
3.469%, 04/15/2034 (C)	1,456,000	1,474,513
4.150%, 11/15/2030	1,003,000	1,098,102
Dell International LLC
4.900%, 10/01/2026 (C)	288,000	330,637
6.100%, 07/15/2027 (C)	573,000	703,133
8.350%, 07/15/2046 (C)	605,000	949,558
Flex, Ltd. 4.875%, 05/12/2030	689,000	791,828
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
HP, Inc. 2.200%, 06/17/2025	$1,815,000	$1,897,796
Intel Corp. 3.100%, 02/15/2060	247,000	235,496
KLA Corp. 3.300%, 03/01/2050	767,000	759,083
Microsoft Corp.
2.675%, 06/01/2060	138,000	128,346
2.921%, 03/17/2052	571,000	571,506
NXP BV
3.150%, 05/01/2027 (C)	562,000	603,666
3.250%, 05/11/2041 (C)	617,000	616,786
3.875%, 06/18/2026 (C)	1,173,000	1,303,561
Oracle Corp.
1.650%, 03/25/2026	1,735,000	1,757,807
2.300%, 03/25/2028	615,000	628,072
2.625%, 02/15/2023	747,000	775,601
2.800%, 04/01/2027	1,724,000	1,832,129
2.875%, 03/25/2031	1,838,000	1,882,894
2.950%, 11/15/2024	401,000	428,712
3.650%, 03/25/2041	1,158,000	1,180,491
3.950%, 03/25/2051	810,000	841,189
4.100%, 03/25/2061	231,000	241,911
PayPal Holdings, Inc. 1.650%, 06/01/2025	2,185,000	2,258,462
VeriSign, Inc. 2.700%, 06/15/2031	1,151,000	1,152,496
VMware, Inc.
3.900%, 08/21/2027	225,000	249,915
4.700%, 05/15/2030	1,133,000	1,315,692
		36,947,954
Materials – 0.7%
LYB International Finance III LLC
3.375%, 10/01/2040	1,689,000	1,694,819
3.625%, 04/01/2051	1,367,000	1,368,799
3.800%, 10/01/2060	280,000	278,452
NewMarket Corp. 2.700%, 03/18/2031	1,424,000	1,416,520
Newmont Corp. 2.250%, 10/01/2030	3,556,000	3,507,899
Teck Resources, Ltd.
3.900%, 07/15/2030	507,000	541,919
5.200%, 03/01/2042	666,000	765,019
6.125%, 10/01/2035	268,000	335,753
6.250%, 07/15/2041	648,000	839,056
The Dow Chemical Company
3.600%, 11/15/2050	340,000	345,644
4.375%, 11/15/2042	291,000	336,320
Westlake Chemical Corp.
3.600%, 08/15/2026	617,000	678,161
4.375%, 11/15/2047	871,000	975,078
5.000%, 08/15/2046	14,000	16,933
		13,100,372
Real estate – 1.7%
Agree LP
2.000%, 06/15/2028	841,000	832,458
2.900%, 10/01/2030	421,000	433,833
American Tower Corp.
1.600%, 04/15/2026	1,139,000	1,151,213
2.700%, 04/15/2031	853,000	862,321
Brixmor Operating Partnership LP 2.250%, 04/01/2028	395,000	392,282
Crown Castle International Corp.
1.050%, 07/15/2026	1,692,000	1,657,393
2.100%, 04/01/2031	3,127,000	2,983,337

15

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Crown Castle International Corp. (continued)
2.900%, 04/01/2041	$790,000	$730,256
4.000%, 03/01/2027	283,000	316,421
Essex Portfolio LP
1.700%, 03/01/2028	1,479,000	1,436,814
2.550%, 06/15/2031	582,000	579,467
Federal Realty Investment Trust 3.950%, 01/15/2024	781,000	844,008
GLP Capital LP
4.000%, 01/15/2030	467,000	495,622
5.300%, 01/15/2029	571,000	658,985
Mid-America Apartments LP
3.600%, 06/01/2027	86,000	95,253
3.750%, 06/15/2024	1,326,000	1,434,877
3.950%, 03/15/2029	568,000	635,507
4.000%, 11/15/2025	692,000	768,877
4.300%, 10/15/2023	579,000	623,878
Regency Centers LP 2.950%, 09/15/2029	1,228,000	1,268,204
Scentre Group Trust 1 3.625%, 01/28/2026 (C)	891,000	974,307
Spirit Realty LP
2.100%, 03/15/2028	1,124,000	1,109,855
2.700%, 02/15/2032	618,000	600,093
3.200%, 02/15/2031	1,338,000	1,362,148
3.400%, 01/15/2030	680,000	714,140
4.000%, 07/15/2029	326,000	356,895
4.450%, 09/15/2026	72,000	80,378
STORE Capital Corp.
2.750%, 11/18/2030	1,000,000	990,782
4.500%, 03/15/2028	2,133,000	2,381,388
4.625%, 03/15/2029	720,000	812,415
VEREIT Operating Partnership LP
2.200%, 06/15/2028	605,000	607,795
2.850%, 12/15/2032	819,000	834,297
3.400%, 01/15/2028	600,000	648,099
Vornado Realty LP
2.150%, 06/01/2026	698,000	704,028
3.400%, 06/01/2031	349,000	351,715
		30,729,341
Utilities – 2.7%
Ameren Corp. 1.750%, 03/15/2028	562,000	555,367
Black Hills Corp.
3.050%, 10/15/2029	692,000	726,507
3.875%, 10/15/2049	507,000	523,378
Consumers Energy Company 2.500%, 05/01/2060	478,000	408,619
Dominion Energy, Inc.
1.450%, 04/15/2026	1,770,000	1,780,783
2.000%, 08/15/2021	796,000	797,631
3.300%, 04/15/2041	456,000	459,182
DTE Electric Company 2.950%, 03/01/2050	1,248,000	1,208,215
DTE Energy Company
1.050%, 06/01/2025	1,150,000	1,148,324
2.950%, 03/01/2030	755,000	784,750
3.800%, 03/15/2027	1,138,000	1,267,874
Duke Energy Carolinas LLC 2.550%, 04/15/2031	571,000	586,369
Duke Energy Corp. 1.800%, 09/01/2021	1,190,000	1,192,796
Duke Energy Progress LLC 2.500%, 08/15/2050	847,000	742,792
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Entergy Arkansas LLC 2.650%, 06/15/2051	$755,000	$683,063
Entergy Corp.
1.900%, 06/15/2028	1,130,000	1,117,443
2.400%, 06/15/2031	455,000	447,496
Evergy Kansas Central, Inc. 3.450%, 04/15/2050	946,000	997,076
Evergy, Inc.
2.450%, 09/15/2024	1,055,000	1,105,867
2.900%, 09/15/2029	749,000	773,539
Eversource Energy 2.550%, 03/15/2031	847,000	857,968
Interstate Power & Light Company 3.500%, 09/30/2049	432,000	448,246
ITC Holdings Corp. 2.700%, 11/15/2022	1,141,000	1,175,314
Metropolitan Edison Company 4.300%, 01/15/2029 (C)	1,263,000	1,397,486
Mississippi Power Company
3.950%, 03/30/2028	1,392,000	1,552,170
4.250%, 03/15/2042	836,000	952,414
NextEra Energy Capital Holdings, Inc. 2.250%, 06/01/2030	922,000	918,296
Northern States Power Company
2.250%, 04/01/2031	562,000	569,857
3.200%, 04/01/2052	568,000	582,814
NSTAR Electric Company 3.100%, 06/01/2051	518,000	513,746
Pacific Gas & Electric Company
2.100%, 08/01/2027	1,930,000	1,861,157
2.500%, 02/01/2031	1,557,000	1,439,017
3.300%, 08/01/2040	43,000	37,763
3.500%, 08/01/2050	201,000	173,789
3.950%, 12/01/2047	1,086,000	969,316
4.200%, 06/01/2041	487,000	468,356
4.500%, 07/01/2040	288,000	282,497
4.550%, 07/01/2030	406,000	427,084
4.750%, 02/15/2044	282,000	278,174
4.950%, 07/01/2050	565,000	571,196
Pennsylvania Electric Company 3.250%, 03/15/2028 (C)	479,000	497,564
Piedmont Natural Gas Company, Inc. 2.500%, 03/15/2031	848,000	850,044
PPL Capital Funding, Inc.
3.100%, 05/15/2026	1,589,000	1,711,760
3.400%, 06/01/2023	161,000	168,878
4.125%, 04/15/2030	1,467,000	1,656,751
5.000%, 03/15/2044	461,000	571,673
Public Service Company of Colorado 1.875%, 06/15/2031	1,294,000	1,261,172
Public Service Electric & Gas Company
2.050%, 08/01/2050	233,000	191,433
2.700%, 05/01/2050	1,254,000	1,180,957
Southern California Edison Company 4.125%, 03/01/2048	631,000	652,429
Southern Company Gas Capital Corp. 1.750%, 01/15/2031	692,000	646,042
Tampa Electric Company
2.400%, 03/15/2031	850,000	858,584
3.450%, 03/15/2051	680,000	712,183
The AES Corp. 1.375%, 01/15/2026 (C)	1,216,000	1,202,244
The Southern Company 1.750%, 03/15/2028	844,000	830,002

16

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Trans-Allegheny Interstate Line Company 3.850%, 06/01/2025 (C)	$398,000	$430,394
Virginia Electric and Power Company 2.450%, 12/15/2050	825,000	724,513
WEC Energy Group, Inc.
0.800%, 03/15/2024	1,427,000	1,431,893
1.375%, 10/15/2027	818,000	798,805
		49,161,052
TOTAL CORPORATE BONDS (Cost $503,388,354)		$508,439,291
MUNICIPAL BONDS – 0.3%
Board of Regents of the University of Texas 2.439%, 08/15/2049	600,000	560,623
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	1,115,000	1,693,356
North Texas Tollway Authority 6.718%, 01/01/2049	459,000	736,188
Port Authority of New York & New Jersey 4.458%, 10/01/2062	1,010,000	1,276,606
The Ohio State University 4.800%, 06/01/2111	600,000	807,134
TOTAL MUNICIPAL BONDS (Cost $4,182,669)		$5,073,907
COLLATERALIZED MORTGAGE OBLIGATIONS – 10.4%
Commercial and residential – 4.1%
Angel Oak Mortgage Trust LLC
Series 2019-2, Class A1, 3.628%, 03/25/2049 (C)(D)	571,870	579,440
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (C)(D)	619,304	630,553
Series 2020-5, Class A1, 1.373%, 05/25/2065 (C)(D)	747,493	751,280
Benchmark Mortgage Trust
Series 2021-B25, Class A5, 2.577%, 04/15/2054	803,000	832,042
Series 2021-B26, Class A5, 2.613%, 06/15/2054	1,720,000	1,783,942
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (C)	1,670,647	1,705,471
CD Mortgage Trust Series 2019-CD8, Class A4 2.912%, 08/15/2057	706,000	749,120
CFCRE Commercial Mortgage Trust Series 2017-C8, Class ASB 3.367%, 06/15/2050	733,000	785,030
COLT Mortgage Loan Trust
Series 2019-4, Class A1, 2.579%, 11/25/2049 (C)(D)	1,179,622	1,185,208
Series 2020-2, Class A1, 1.853%, 03/25/2065 (C)(D)	1,174,633	1,183,557
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR10, Class A4, 4.210%, 08/10/2046 (D)	45,000	48,260
Series 2013-CR11, Class A4, 4.258%, 08/10/2050	3,182,000	3,429,859
Series 2013-CR6, Class A4, 3.101%, 03/10/2046	2,628,000	2,707,088
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) (continued)
Series 2014-UBS4, Class A4, 3.420%, 08/10/2047	$1,372,000	$1,454,236
Series 2015-LC23, Class A3, 3.521%, 10/10/2048	649,000	695,721
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.504%, 06/15/2057	368,000	399,459
Series 2015-C4, Class A4, 3.808%, 11/15/2048	898,000	994,044
Series 2019-C16, Class A3, 3.329%, 06/15/2052	1,566,000	1,705,992
Series 2019-C17, Class A4, 2.763%, 09/15/2052	820,000	856,940
Series 2021-C20, Class A3, 2.805%, 03/15/2054	1,686,000	1,766,047
GCAT Trust Series 2019-NQM1, Class A1 2.985%, 02/25/2059 (C)	570,844	573,630
GS Mortgage Securities Trust
Series 2014-GC18, Class A4, 4.074%, 01/10/2047	1,530,000	1,645,067
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	1,407,000	1,368,011
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (C)	2,389,820	2,549,142
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A4, 3.670%, 09/15/2047	572,403	613,077
Series 2015-C28, Class A3, 2.912%, 10/15/2048	2,868,003	2,983,232
Mello Warehouse Securitization Trust
Series 2021-1, Class A (1 month LIBOR + 0.700%), 0.806%, 02/25/2055 (A)(C)	820,000	820,977
Series 2021-2, Class A (1 month LIBOR + 0.750%), 0.860%, 04/25/2055 (A)(C)	2,244,000	2,244,652
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.249%, 02/15/2048	231,000	248,772
Morgan Stanley Capital Trust
Series 2020-HR8, Class A3, 1.790%, 07/15/2053	1,000,000	977,143
Series 2021-L5, Class A4, 2.728%, 05/15/2054	1,150,000	1,202,951
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (C)(D)	1,176,703	1,196,721
NewRez Warehouse Securitization Trust Series 2021-1, Class A (1 month LIBOR + 0.750%) 0.860%, 05/25/2055 (A)(C)	5,844,000	5,851,000
SG Residential Mortgage Trust Series 2019-3, Class A1 2.703%, 09/25/2059 (C)(D)	878,888	886,509

17

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
STAR Trust Series 2021-1, Class A1 1.219%, 05/25/2065 (C)(D)	$1,888,358	$1,895,598
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, 2.610%, 09/27/2049 (C)(D)	1,230,764	1,248,086
Series 2020-1, Class A1, 2.275%, 02/25/2050 (C)(D)	2,376,614	2,407,540
Series 2020-3, Class A1, 1.486%, 04/25/2065 (C)(D)	1,994,439	2,016,070
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (C)(D)	1,614,356	1,613,777
Verus Securitization Trust
Series 2019-3, Class A1, 2.784%, 07/25/2059 (C)	2,358,415	2,396,151
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (C)(D)	1,455,369	1,480,667
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (C)(D)	1,811,875	1,844,397
Series 2020-1, Class A1, 2.417%, 01/25/2060 (C)	768,846	780,165
Series 2020-2, Class A1, 2.226%, 05/25/2060 (C)(D)	1,913,655	1,931,922
Series 2020-5, Class A1, 1.218%, 05/25/2065 (C)	629,813	632,316
Series 2021-1, Class A1, 0.815%, 01/25/2066 (C)(D)	2,128,258	2,124,046
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (C)(D)	2,576,953	2,566,736
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (C)(D)	1,542,000	1,544,387
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (C)	1,748,707	1,756,038
		73,642,069
U.S. Government Agency – 6.3%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	2,823,638	2,936,682
Series 4205, Class PA, 1.750%, 05/15/2043	1,282,008	1,315,480
Series 4426, Class QC, 1.750%, 07/15/2037	2,188,703	2,253,027
Series 4705, Class A, 4.500%, 09/15/2042	291,046	299,724
Series 4742, Class PA, 3.000%, 10/15/2047	2,358,903	2,455,465
Series 4763, Class CA, 3.000%, 09/15/2038	403,403	432,359
Series 4767, Class KA, 3.000%, 03/15/2048	648,178	694,918
Series 4846, Class PF (1 month LIBOR + 0.350%), 0.451%, 12/15/2048 (A)	424,245	427,062
Series 4880, Class DA, 3.000%, 05/15/2050	2,817,054	3,020,728
Series 5091, Class AB, 1.500%, 03/25/2051	5,910,263	5,947,949
Series 5092, Class DT, 1.500%, 11/25/2049	6,189,851	6,259,981
Series 5119, Class AB, 1.500%, 08/25/2049	1,072,000	1,076,020
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	$179,847	$203,703
Series 2012-151, Class NX, 1.500%, 01/25/2043	1,521,366	1,542,512
Series 2013-11, Class AP, 1.500%, 01/25/2043	4,556,455	4,640,572
Series 2013-30, Class CA, 1.500%, 04/25/2043	350,954	355,989
Series 2013-43, Class BP, 1.750%, 05/25/2043	1,691,312	1,750,805
Series 2014-73, Class MA, 2.500%, 11/25/2044	1,016,342	1,082,038
Series 2015-84, Class PA, 1.700%, 08/25/2033	5,585,374	5,791,863
Series 2016-48, Class MA, 2.000%, 06/25/2038	5,756,083	6,016,539
Series 2016-57, Class PC, 1.750%, 06/25/2046	11,141,737	11,325,187
Series 2017-13, Class PA, 3.000%, 08/25/2046	1,245,157	1,313,554
Series 2017-42, Class H, 3.000%, 11/25/2043	1,186,975	1,226,556
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (D)	633,000	691,531
Series 2018-14, Class KC, 3.000%, 03/25/2048	1,842,686	1,974,283
Series 2018-15, Class AB, 3.000%, 03/25/2048	530,601	568,212
Series 2018-8, Class KL, 2.500%, 03/25/2047	1,377,429	1,444,454
Series 2019-25, Class PA, 3.000%, 05/25/2048	3,760,673	3,999,420
Series 2019-8, Class GA, 3.000%, 03/25/2049	5,594,966	5,975,020
Series 2020-48, Class AB, 2.000%, 07/25/2050	2,381,694	2,446,481
Series 2020-48, Class DA, 2.000%, 07/25/2050	8,138,344	8,307,289
Series 2021-27, Class EC, 1.500%, 05/25/2051	8,791,211	8,893,132
Series 414, Class A35, 3.500%, 10/25/2042	1,491,893	1,608,991
Government National Mortgage Association
Series 2012-141, Class WA, 4.532%, 11/16/2041 (D)	383,939	429,973
Series 2017-167, Class BQ, 2.500%, 08/20/2044	1,390,728	1,447,396
Series 2018-11, Class PC, 2.750%, 12/20/2047	2,649,608	2,733,312
Series 2019-132, Class NA, 3.500%, 09/20/2049	2,966,747	3,159,372
Series 2019-31, Class JC, 3.500%, 03/20/2049	1,507,006	1,622,875
Series 2021-23, Class MG, 1.500%, 02/20/2051	5,782,585	5,886,379
		113,556,833
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $183,145,897)		$187,198,902

18

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES – 8.9%
AmeriCredit Automobile Receivables Trust Series 2020-2, Class A2A 0.600%, 12/18/2023	$1,446,065	$1,448,581
Avis Budget Rental Car Funding AESOP LLC
Series 2017-1A, Class A 3.070%, 09/20/2023 (C)	939,000	967,378
Series 2019-3A, Class A 2.360%, 03/20/2026 (C)	1,054,000	1,107,968
BA Credit Card Trust Series 2021-A1, Class A1 0.440%, 09/15/2026	1,888,000	1,888,253
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 1.742%, 11/26/2046 (A)(C)	732,962	746,816
Series 2018-A, Class A2 4.130%, 12/26/2047 (C)	912,309	965,226
Series 2019-A, Class A2 3.280%, 12/28/2048 (C)	951,015	985,979
Series 2021-A, Class A2 1.600%, 07/25/2051 (C)	1,383,481	1,383,524
Ford Credit Auto Owner Trust
Series 2018-1, Class A 3.190%, 07/15/2031 (C)	772,000	838,764
Series 2019-1, Class A 3.520%, 07/15/2030 (C)	3,514,000	3,794,598
Series 2021-1, Class A 1.370%, 10/17/2033 (C)	2,900,000	2,935,282
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) 1.701%, 10/15/2031 (A)(C)	739,000	751,787
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 2.251%, 12/15/2045 (A)(C)	298,968	307,779
Series 2020-IA, Class A1A 1.330%, 04/15/2069 (C)	4,838,264	4,843,948
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (C)	1,618,281	1,641,640
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (C)	1,193,320	1,256,021
Series 2019-CA, Class A2 3.130%, 02/15/2068 (C)	3,169,599	3,245,713
Series 2019-D, Class A2A 3.010%, 12/15/2059 (C)	4,737,093	4,961,715
Series 2019-FA, Class A2 2.600%, 08/15/2068 (C)	2,096,071	2,140,447
Series 2019-GA, Class A 2.400%, 10/15/2068 (C)	1,188,740	1,222,100
Series 2020-A, Class A2A 2.460%, 11/15/2068 (C)	2,121,000	2,200,538
Series 2020-BA, Class A2 2.120%, 01/15/2069 (C)	1,366,000	1,387,228
Series 2020-DA, Class A 1.690%, 05/15/2069 (C)	922,244	933,021
Series 2020-EA, Class A 1.690%, 05/15/2069 (C)	363,857	370,648
Series 2020-GA, Class A 1.170%, 09/16/2069 (C)	777,134	781,726
Series 2020-HA, Class A 1.310%, 01/15/2069 (C)	1,628,146	1,642,191
Series 2021-A, Class A 0.840%, 05/15/2069 (C)	1,045,501	1,046,372
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust (continued)
Series 2021-BA, Class A 0.940%, 07/15/2069 (C)	$3,125,111	$3,132,870
Series 2021-CA, Class A 1.060%, 10/15/2069 (C)	186,000	186,105
Navient Student Loan Trust Series 2019-BA, Class A2A 3.390%, 12/15/2059 (C)	3,687,872	3,892,330
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 0.356%, 10/27/2036 (A)	253,674	250,020
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 0.336%, 01/25/2037 (A)	1,639,850	1,620,697
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 0.286%, 10/25/2033 (A)	4,603,087	4,530,243
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 0.287%, 03/23/2037 (A)	4,726,440	4,653,938
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 0.307%, 12/24/2035 (A)	3,444,256	3,395,989
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 0.367%, 03/22/2032 (A)	568,775	550,685
Santander Drive Auto Receivables Trust
Series 2020-1, Class A3 2.030%, 02/15/2024	604,000	607,798
Series 2020-2, Class A2A 0.620%, 05/15/2023	464,712	464,900
Series 2020-3, Class A3 0.520%, 07/15/2024	1,014,000	1,015,969
Series 2020-4, Class A3 0.480%, 07/15/2024	917,000	919,196
Santander Revolving Auto Loan Trust Series 2019-A, Class A 2.510%, 01/26/2032 (C)	1,660,000	1,754,692
SLM Student Loan Trust
Series 2003-1, Class A5C (3 month LIBOR + 0.750%) 0.934%, 12/15/2032 (A)(C)	823,115	799,578
Series 2003-10A, Class A4 (3 month LIBOR + 0.670%) 0.854%, 12/17/2068 (A)(C)	3,345,000	3,344,998
Series 2007-2, Class A4 (3 month LIBOR + 0.060%) 0.236%, 07/25/2022 (A)	4,069,601	3,951,604
Series 2007-3, Class A4 (3 month LIBOR + 0.060%) 0.236%, 01/25/2022 (A)	1,285,189	1,245,817
Series 2010-1, Class A (1 month LIBOR + 0.400%) 0.492%, 03/25/2025 (A)	319,189	313,833
Series 2012-1, Class A3 (1 month LIBOR + 0.950%) 1.042%, 09/25/2028 (A)	2,542,849	2,510,779
Series 2012-2, Class A (1 month LIBOR + 0.700%) 0.792%, 01/25/2029 (A)	2,028,853	1,987,961
Series 2012-6, Class A3 (1 month LIBOR + 0.750%) 0.842%, 05/26/2026 (A)	535,012	529,562

19

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2013-4, Class A (1 month LIBOR + 0.550%) 0.642%, 06/25/2043 (A)	$3,996,159	$3,996,253
SMB Private Education Loan Trust
Series 2016-A, Class A2A 2.700%, 05/15/2031 (C)	1,509,582	1,551,454
Series 2016-B, Class A2A 2.430%, 02/17/2032 (C)	252,476	259,235
Series 2016-B, Class A2B (1 month LIBOR + 1.450%) 1.565%, 02/17/2032 (A)(C)	172,026	174,487
Series 2018-C, Class A2A 3.630%, 11/15/2035 (C)	971,487	1,026,282
Series 2019-A, Class A2A 3.440%, 07/15/2036 (C)	6,032,139	6,353,119
Series 2020-B, Class A1A 1.290%, 07/15/2053 (C)	2,293,097	2,307,416
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (C)	4,794,000	4,858,983
Series 2020-PTB, Class A2A 1.600%, 09/15/2054 (C)	12,685,000	12,859,069
Series 2021-A, Class APT1 1.070%, 01/15/2053 (C)	7,089,459	7,017,514
Series 2021-B, Class A 1.310%, 07/17/2051 (C)	2,974,000	2,976,341
Series 2021-C, Class A1 (1 month LIBOR + 0.400%) 1.000%, 01/15/2053 (A)(C)	1,445,000	1,445,000
Series 2021-C, Class A2 (1 month LIBOR + 0.800%) 1.000%, 01/15/2053 (A)(C)	2,226,000	2,226,000
SoFi Professional Loan Program LLC
Series 2016-A, Class A2 2.760%, 12/26/2036 (C)	507,067	513,618
Series 2016-E, Class A1 (1 month LIBOR + 0.850%) 0.956%, 07/25/2039 (A)(C)	95,803	95,979
Series 2017-A, Class A1 (1 month LIBOR + 0.700%) 0.792%, 03/26/2040 (A)(C)	103,196	103,259
Series 2017-C, Class A1 (1 month LIBOR + 0.600%) 0.692%, 07/25/2040 (A)(C)	120,953	120,796
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (C)	599,480	613,107
Series 2017-E, Class A1 (1 month LIBOR + 0.500%) 0.592%, 11/26/2040 (A)(C)	58,116	58,155
Series 2017-E, Class A2B 2.720%, 11/26/2040 (C)	1,664,073	1,695,077
Series 2018-A, Class A2B 2.950%, 02/25/2042 (C)	512,059	522,343
Series 2018-B, Class A2FX 3.340%, 08/25/2047 (C)	7,471,486	7,667,282
Series 2020-A, Class A2FX 2.540%, 05/15/2046 (C)	3,850,000	3,988,395
Series 2020-C, Class AFX 1.950%, 02/15/2046 (C)	2,342,185	2,385,058
Toyota Auto Loan Extended Note Trust Series 2021-1A, Class A 1.070%, 02/27/2034 (C)	2,909,000	2,917,986
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Triton Container Finance VIII LLC Series 2020-1A, Class A 2.110%, 09/20/2045 (C)	$1,130,113	$1,141,549
Verizon Master Trust Series 2021-1, Class A 0.500%, 05/20/2027	2,803,000	2,805,997
TOTAL ASSET BACKED SECURITIES (Cost $156,766,982)		$159,134,561
SHORT-TERM INVESTMENTS – 4.5%
Short-term funds – 4.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (E)	80,789,557	80,789,557
TOTAL SHORT-TERM INVESTMENTS (Cost $80,789,557)		$80,789,557
Total Investments (Core Bond Fund) (Cost $2,013,396,175) – 112.5%		$2,019,494,484
Other assets and liabilities, net – (12.5%)		(225,016,033)
TOTAL NET ASSETS – 100.0%		$1,794,478,451
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $257,740,340 or 14.4% of the fund's net assets as of 5-31-21.
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(E)	The rate shown is the annualized seven-day yield as of 5-31-21.
Health Sciences Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.4%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
JAND, Inc., Class A (A)(B)(C)	16,938	$415,499
Consumer staples – 0.0%
Food products – 0.0%
Freshpet, Inc. (C)	630	111,397
Financials – 0.4%
Capital markets – 0.4%
BCLS Acquisition Corp., Class A (C)	17,428	178,637
CM Life Sciences II, Inc. (C)	14,503	192,890
CM Life Sciences, Inc. (C)	21,452	305,584
Dynamics Special Purpose Corp., Class A (C)	26,772	267,720
Eucrates Biomedical Acquisition Corp. (C)	17,270	171,318
FS Development Corp. II, Class A (C)	22,037	220,150
Health Sciences Acquisitions Corp. 2 (C)	19,166	196,643

20

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Helix Acquisition Corp., Class A (C)	17,736	$176,651
		1,709,593
Insurance – 0.0%
Oscar Health, Inc., Class A (C)	10,856	274,005
		1,983,598
Health care – 97.7%
Biotechnology – 34.1%
AbbVie, Inc.	71,463	8,089,612
Abcam PLC (C)	43,241	869,829
ACADIA Pharmaceuticals, Inc. (C)	33,012	737,488
Acceleron Pharma, Inc. (C)	36,503	4,777,878
Acerta Pharma BV, Class B (A)(B)(C)	4,892,850	620,413
ADC Therapeutics SA (C)	28,001	606,222
Agios Pharmaceuticals, Inc. (C)	13,498	752,918
Akero Therapeutics, Inc. (C)	9,438	247,087
Alector, Inc. (C)	25,337	450,999
Alkermes PLC (C)	4,712	106,821
Allogene Therapeutics, Inc. (C)	25,015	642,886
Alnylam Pharmaceuticals, Inc. (C)	26,175	3,716,588
Amgen, Inc.	21,738	5,172,340
Amicus Therapeutics, Inc. (C)	10,300	95,378
Annexon, Inc. (C)	14,970	316,166
Apellis Pharmaceuticals, Inc. (C)	37,651	2,118,998
Arcutis Biotherapeutics, Inc. (C)	10,195	268,638
Ardelyx, Inc. (C)	35,520	253,968
Argenx SE, ADR (C)	20,935	5,840,656
Ascendis Pharma A/S, ADR (C)	18,945	2,545,829
Avidity Biosciences, Inc. (C)	8,862	210,384
Beam Therapeutics, Inc. (C)	3,600	281,628
BeiGene, Ltd., ADR (C)	7,052	2,528,213
Biogen, Inc. (C)	13,253	3,544,912
BioMarin Pharmaceutical, Inc. (C)	10,627	821,467
BioNTech SE, ADR (C)	39,568	8,071,872
Bluebird Bio, Inc. (C)	10,557	328,534
Blueprint Medicines Corp. (C)	16,829	1,537,329
Bridgebio Pharma, Inc. (C)	13,209	781,973
Burning Rock Biotech, Ltd., ADR (C)	11,762	318,397
C4 Therapeutics, Inc. (C)	26,915	994,509
Celldex Therapeutics, Inc. (C)	9,425	263,429
Cerevel Therapeutics Holdings, Inc. (C)	17,589	230,768
Chimerix, Inc. (C)	41,736	326,376
CM Life Sciences III, Inc. (C)	32,624	348,098
Constellation Pharmaceuticals, Inc. (C)	14,092	279,163
CRISPR Therapeutics AG (C)	6,908	816,387
Cullinan Oncology, Inc. (C)	7,461	221,816
CytomX Therapeutics, Inc. (C)	27,088	193,950
Day One Biopharmaceuticals, Inc. (C)	5,146	121,909
Deciphera Pharmaceuticals, Inc. (C)	5,034	169,847
Denali Therapeutics, Inc. (C)	42,954	2,731,445
Design Therapeutics, Inc. (C)	21,545	564,479
Dicerna Pharmaceuticals, Inc. (C)	16,569	540,149
Enanta Pharmaceuticals, Inc. (C)	5,735	279,065
Exact Sciences Corp. (C)	37,561	4,151,617
Exelixis, Inc. (C)	146,497	3,303,507
Fate Therapeutics, Inc. (C)	23,193	1,776,584
Frontier Acquisition Corp. (C)	18,343	185,081
F-star Therapeutics, Inc. (C)	18,217	135,534
Gemini Therapeutics, Inc. (C)	16,600	204,180
Generation Bio Company (C)	39,287	1,345,973
Genmab A/S (C)	5,726	2,338,908
Global Blood Therapeutics, Inc. (C)	12,763	490,482
Ideaya Biosciences, Inc. (C)	16,133	325,080
IGM Biosciences, Inc. (C)	9,248	690,363
Immunocore Holdings PLC, ADR (C)	9,252	379,332
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Incyte Corp. (C)	67,282	$5,636,886
Insmed, Inc. (C)	56,773	1,396,616
Intellia Therapeutics, Inc. (C)	15,030	1,126,348
Invitae Corp. (C)	26,258	755,705
Ionis Pharmaceuticals, Inc. (C)	37,689	1,403,915
Iovance Biotherapeutics, Inc. (C)	34,104	633,311
IVERIC bio, Inc. (C)	46,792	330,819
Karuna Therapeutics, Inc. (C)	10,070	1,126,027
Kinnate Biopharma, Inc. (C)	12,649	296,999
Kodiak Sciences, Inc. (C)	29,408	2,459,097
Kronos Bio, Inc. (C)	10,993	268,339
Kymera Therapeutics, Inc. (C)	11,157	536,540
MaxCyte, Inc. (C)	21,513	274,562
MeiraGTx Holdings PLC (C)	14,764	203,596
Mersana Therapeutics, Inc. (C)	25,604	366,649
Mirati Therapeutics, Inc. (C)	14,038	2,220,110
Moderna, Inc. (C)	34,798	6,437,978
Molecular Templates, Inc. (C)	18,453	164,970
Morphic Holding, Inc. (C)	3,743	184,754
MorphoSys AG (C)	1,243	109,203
Neurocrine Biosciences, Inc. (C)	16,918	1,627,850
Novavax, Inc. (C)	5,643	833,020
Nurix Therapeutics, Inc. (C)	21,700	605,430
Olink Holding AB, ADR (C)	26,277	928,366
Orion Acquisition Corp. (C)	18,697	186,035
Precision BioSciences, Inc. (C)	17,420	183,433
Prelude Therapeutics, Inc. (C)	9,948	345,792
Progenics Pharmaceuticals, Inc. (B)(C)	33,200	1,418
Prometheus Biosciences, Inc. (C)	6,346	147,798
Protagonist Therapeutics, Inc. (C)	18,320	643,215
Prothena Corp. PLC (C)	23,063	672,748
PTC Therapeutics, Inc. (C)	12,873	505,523
Radius Health, Inc. (C)	19,929	384,430
RAPT Therapeutics, Inc. (C)	19,574	377,778
Recursion Pharmaceuticals, Inc., Class A (C)	13,014	343,049
Regeneron Pharmaceuticals, Inc. (C)	11,670	5,863,358
REGENXBIO, Inc. (C)	7,190	253,591
Relay Therapeutics, Inc. (C)	8,557	274,851
Repare Therapeutics, Inc. (C)	8,900	287,648
Replimune Group, Inc. (C)	23,211	904,533
Revolution Healthcare Acquisition Corp. (C)	46,061	461,531
Rocket Pharmaceuticals, Inc. (C)	24,035	1,021,488
Sage Therapeutics, Inc. (C)	13,743	956,513
Sana Biotechnology, Inc. (C)	12,065	253,003
Sarepta Therapeutics, Inc. (C)	9,447	714,666
Scholar Rock Holding Corp. (C)	24,445	656,837
Seagen, Inc. (C)	25,006	3,884,682
Seres Therapeutics, Inc. (C)	16,633	351,123
Solid Biosciences, Inc. (C)	50,944	193,587
SpringWorks Therapeutics, Inc. (C)	7,135	581,788
Stoke Therapeutics, Inc. (C)	9,599	380,696
Syndax Pharmaceuticals, Inc. (C)	11,580	212,725
TG Therapeutics, Inc. (C)	8,885	309,820
Translate Bio, Inc. (C)	22,362	402,740
Turning Point Therapeutics, Inc. (C)	11,260	745,187
Twist Bioscience Corp. (C)	10,213	1,095,957
Ultragenyx Pharmaceutical, Inc. (C)	35,658	3,626,775
uniQure NV (C)	15,547	539,947
United Therapeutics Corp. (C)	6,261	1,163,920
Vertex Pharmaceuticals, Inc. (C)	53,476	11,156,698
Xencor, Inc. (C)	25,330	974,192
Zai Lab, Ltd., ADR (C)	9,379	1,666,273
Zeneca, Inc. (B)(C)	33,315	20,489

21

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Zentalis Pharmaceuticals, Inc. (C)	13,006	$726,385
Zymeworks, Inc. (C)	10,712	334,214
		153,796,980
Health care equipment and supplies – 21.6%
Abbott Laboratories	17,975	2,096,784
Alcon, Inc.	15,297	1,064,339
AtriCure, Inc. (C)	11,363	849,157
Becton, Dickinson and Company	24,212	5,856,641
Danaher Corp.	61,520	15,757,733
Dentsply Sirona, Inc.	19,295	1,291,221
DexCom, Inc. (C)	7,178	2,651,481
Envista Holdings Corp. (C)	63,028	2,750,542
Hologic, Inc. (C)	66,345	4,183,716
ICU Medical, Inc. (C)	1,145	238,229
Inari Medical, Inc. (C)	4,477	389,275
Insulet Corp. (C)	8,031	2,165,720
Intuitive Surgical, Inc. (C)	18,923	15,936,572
iRhythm Technologies, Inc. (C)	5,380	405,975
Lantheus Holdings, Inc. (C)	25,724	623,807
Nevro Corp. (C)	8,423	1,269,346
Novocure, Ltd. (C)	16,059	3,276,036
Ortho Clinical Diagnostics Holdings PLC (C)	80,965	1,663,831
Outset Medical, Inc. (C)	27,115	1,308,841
Penumbra, Inc. (C)	14,557	3,626,294
Pulmonx Corp. (C)	5,987	256,962
Quidel Corp. (C)	14,091	1,664,288
Shockwave Medical, Inc. (C)	20,598	3,705,580
STERIS PLC	4,086	779,854
Stryker Corp.	43,121	11,007,498
Teleflex, Inc.	8,340	3,354,265
The Cooper Companies, Inc.	5,373	2,114,007
West Pharmaceutical Services, Inc.	15,120	5,254,351
Zimmer Biomet Holdings, Inc.	9,907	1,667,645
		97,209,990
Health care providers and services – 19.6%
Accolade, Inc. (C)	12,586	635,467
Agiliti, Inc. (C)	46,695	1,021,220
Agilon Health, Inc. (C)	24,075	865,256
Alignment Healthcare, Inc. (C)	67,709	1,708,298
Amedisys, Inc. (C)	4,699	1,214,081
Anthem, Inc.	21,891	8,717,434
Centene Corp. (C)	120,331	8,856,362
Cigna Corp.	38,225	9,894,541
Guardant Health, Inc. (C)	19,427	2,411,279
HCA Healthcare, Inc.	30,687	6,591,261
Humana, Inc.	19,633	8,593,364
Innovage Holding Corp. (C)	13,692	293,009
Molina Healthcare, Inc. (C)	16,275	4,090,884
Oak Street Health, Inc. (C)	12,187	735,973
Option Care Health, Inc. (C)	35,223	645,990
Privia Health Group, Inc. (C)	16,765	548,718
Surgery Partners, Inc. (C)	20,264	1,186,052
The Pennant Group, Inc. (C)	16,490	565,112
UnitedHealth Group, Inc.	72,826	29,998,480
		88,572,781
Health care technology – 1.6%
Certara, Inc. (C)	24,239	637,728
Multiplan Corp. (C)	54,680	461,499
Phreesia, Inc. (C)	27,727	1,372,487
Schrodinger, Inc. (C)	6,306	442,555
Veeva Systems, Inc., Class A (C)	14,062	4,096,823
		7,011,092
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services – 10.7%
10X Genomics, Inc., Class A (C)	12,935	$2,328,300
Adaptive Biotechnologies Corp. (C)	28,936	1,094,070
Agilent Technologies, Inc.	55,736	7,698,814
Akoya Biosciences, Inc. (C)	11,162	232,393
Avantor, Inc. (C)	100,233	3,222,491
Berkeley Lights, Inc. (C)	12,933	562,586
Bio-Techne Corp.	3,040	1,258,043
Bruker Corp.	48,195	3,346,661
Codexis, Inc. (C)	18,858	386,589
Evotec SE (C)	23,360	1,029,966
Lonza Group AG	2,088	1,349,806
Maravai LifeSciences Holdings, Inc., Class A (C)	17,220	646,439
Mettler-Toledo International, Inc. (C)	1,178	1,532,519
Pacific Biosciences of California, Inc. (C)	69,135	1,870,102
Quanterix Corp. (C)	17,270	889,232
Repligen Corp. (C)	2,975	543,265
Seer, Inc. (C)	70,579	2,087,727
Thermo Fisher Scientific, Inc.	35,186	16,519,827
Waters Corp. (C)	1,400	451,150
Wuxi Biologics Cayman, Inc. (C)(D)	84,000	1,246,659
		48,296,639
Pharmaceuticals – 10.1%
Arvinas, Inc. (C)	16,492	1,199,628
AstraZeneca PLC, ADR	130,716	7,420,747
Atea Pharmaceuticals, Inc. (C)	30,781	628,548
Athira Pharma, Inc. (C)	18,432	367,534
Axsome Therapeutics, Inc. (C)	11,141	676,370
Cara Therapeutics, Inc. (C)	12,686	172,403
Catalent, Inc. (C)	19,339	2,027,307
Centessa Pharmaceuticals PLC, ADR (C)	10,133	220,393
Eisai Company, Ltd.	7,900	529,920
Elanco Animal Health, Inc. (C)	23,846	857,979
Eli Lilly & Company	71,893	14,359,908
Longboard Pharmaceuticals, Inc. (C)	14,364	118,647
Merck & Company, Inc.	102,402	7,771,288
Merck KGaA	11,681	2,099,790
NGM Biopharmaceuticals, Inc. (C)	10,426	157,016
Pliant Therapeutics, Inc. (C)	6,199	186,342
Reata Pharmaceuticals, Inc., Class A (C)	5,088	695,733
Roche Holding AG	12,502	4,376,343
Royalty Pharma PLC, Class A	44,152	1,771,378
		45,637,274
		440,524,756
Information technology – 0.1%
Electronic equipment, instruments and components – 0.1%
908 Devices, Inc. (C)	5,993	252,485
Materials – 0.1%
Chemicals – 0.1%
Amyris, Inc. (C)	30,007	427,000
TOTAL COMMON STOCKS (Cost $300,011,541)		$443,714,735
PREFERRED SECURITIES – 1.2%
Consumer discretionary – 0.2%
Specialty retail – 0.2%
JAND, Inc., Series D (A)(B)(C)	37,822	927,796
Health care – 0.6%
Health care equipment and supplies – 0.6%
Sartorius AG	5,184	2,573,018
Information technology – 0.4%

22

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Software – 0.4%
Doximity, Inc. (A)(B)(C)	63,738	$1,815,896
TOTAL PREFERRED SECURITIES (Cost $1,634,167)		$5,316,710
WARRANTS – 0.0%
Cerevel Therapeutics Holdings, Inc. (Expiration Date: 10-27-25; Strike Price: $11.50) (C)	5,863	24,097
TOTAL WARRANTS (Cost $11,452)		$24,097
SHORT-TERM INVESTMENTS – 0.0%
Short-term funds – 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (E)	16	16
T. Rowe Price Government Reserve Fund, 0.0128% (E)	119	119
TOTAL SHORT-TERM INVESTMENTS (Cost $135)		$135
Total Investments (Health Sciences Fund) (Cost $301,657,295) – 99.6%		$449,055,677
Other assets and liabilities, net – 0.4%		1,738,459
TOTAL NET ASSETS – 100.0%		$450,794,136
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Non-income producing security.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	The rate shown is the annualized seven-day yield as of 5-31-21.
High Yield Fund
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Argentina – 0.3%
Provincia de Buenos Aires 7.875%, 06/15/2027 (A)		$870,000	$364,443
Republic of Argentina
1.000%, 07/09/2029		54,775	21,251
(0.125% to 7-9-21, then 0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter), 07/09/2030		716,203	264,487
(0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		476,895	157,380
			807,561
Brazil – 0.3%
Federative Republic of Brazil 10.000%, 01/01/2023 to 01/01/2027	BRL	4,175,000	872,632
High Yield Fund (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia – 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	543,000,000	$42,026
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,881,601)			$1,722,219
CORPORATE BONDS – 80.4%
Communication services – 10.9%
Allen Media LLC 10.500%, 02/15/2028 (B)		$950,000	1,007,000
Altice France Holding SA 10.500%, 05/15/2027 (B)		290,000	324,220
Altice France SA
5.125%, 07/15/2029 (B)		630,000	624,620
7.375%, 05/01/2026 (B)		475,000	493,962
CCO Holdings LLC
4.250%, 02/01/2031 (B)		100,000	99,800
4.500%, 05/01/2032		760,000	766,726
5.125%, 05/01/2027 (B)		1,270,000	1,327,150
5.750%, 02/15/2026 (B)		150,000	155,100
Charter Communications Operating LLC 6.484%, 10/23/2045		250,000	328,973
Cinemark USA, Inc. 5.875%, 03/15/2026 (B)		640,000	663,200
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (B)		1,030,000	1,027,322
CSC Holdings LLC
4.500%, 11/15/2031 (B)		600,000	597,474
6.500%, 02/01/2029 (B)		1,860,000	2,034,766
DISH DBS Corp.
5.125%, 06/01/2029 (B)		1,020,000	1,011,942
7.750%, 07/01/2026		2,440,000	2,771,718
Frontier Communications Holdings LLC
5.000%, 05/01/2028 (B)		410,000	420,250
6.750%, 05/01/2029 (B)		370,000	386,865
iHeartCommunications, Inc.
4.750%, 01/15/2028 (B)		280,000	285,600
5.250%, 08/15/2027 (B)		780,000	807,300
Intelsat Jackson Holdings SA 8.000%, 02/15/2024 (A)(B)		330,000	341,279
Match Group Holdings II LLC 4.625%, 06/01/2028 (B)		510,000	522,750
Netflix, Inc.
4.875%, 06/15/2030 (B)		500,000	576,250
5.375%, 11/15/2029 (B)		180,000	212,843
6.375%, 05/15/2029		400,000	499,500
News Corp. 3.875%, 05/15/2029 (B)		960,000	968,400
Playtika Holding Corp. 4.250%, 03/15/2029 (B)		700,000	689,500
Sprint Capital Corp. 8.750%, 03/15/2032		1,650,000	2,446,125
Sprint Communications, Inc. 11.500%, 11/15/2021		591,000	618,777
Sprint Corp.
7.625%, 02/15/2025		40,000	47,295
7.875%, 09/15/2023		870,000	985,806
Switch, Ltd. 3.750%, 09/15/2028 (B)		700,000	694,897
Time Warner Cable LLC 7.300%, 07/01/2038		680,000	962,736
T-Mobile USA, Inc.
3.500%, 04/15/2031		820,000	833,899
3.500%, 04/15/2031 (B)		950,000	966,103
Univision Communications, Inc. 9.500%, 05/01/2025 (B)		350,000	385,109

23

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
UPC Holding BV 5.500%, 01/15/2028 (B)		$660,000	$689,700
Urban One, Inc. 7.375%, 02/01/2028 (B)		660,000	698,966
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (B)		800,000	855,000
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/2028 (B)		510,000	515,738
ZoomInfo Technologies LLC 3.875%, 02/01/2029 (B)		400,000	391,000
			30,035,661
Consumer discretionary – 15.7%
Academy, Ltd. 6.000%, 11/15/2027 (B)		650,000	690,625
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (B)		1,360,000	1,358,558
American Axle & Manufacturing, Inc. 6.500%, 04/01/2027 (C)		670,000	710,473
American News Company LLC (8.500% Cash or 10.000% PIK) 8.500%, 09/01/2026 (B)		1,162,715	1,298,253
Boyne USA, Inc. 4.750%, 05/15/2029 (B)		680,000	702,372
Caesars Entertainment, Inc. 6.250%, 07/01/2025 (B)		640,000	674,509
Carnival Corp. 5.750%, 03/01/2027 (B)		920,000	977,500
Carriage Services, Inc. 4.250%, 05/15/2029 (B)		920,000	918,850
Empire Communities Corp. 7.000%, 12/15/2025 (B)		900,000	950,625
ESH Hospitality, Inc. 4.625%, 10/01/2027 (B)		420,000	444,150
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(B)		2,983,778	298
Ford Motor Company 9.000%, 04/22/2025		660,000	806,368
Ford Motor Credit Company LLC
4.000%, 11/13/2030		1,440,000	1,468,714
5.113%, 05/03/2029		1,160,000	1,271,905
5.125%, 06/16/2025		500,000	547,188
Full House Resorts, Inc. 8.250%, 02/15/2028 (B)		770,000	835,450
Hilton Domestic Operating Company, Inc. 5.375%, 05/01/2025 (B)		410,000	431,632
International Game Technology PLC 4.125%, 04/15/2026 (B)		520,000	536,900
L Brands, Inc.
5.250%, 02/01/2028		1,640,000	1,779,400
6.625%, 10/01/2030 (B)		340,000	388,620
9.375%, 07/01/2025 (B)		370,000	471,436
Magic Mergeco, Inc.
5.250%, 05/01/2028 (B)		830,000	840,375
7.875%, 05/01/2029 (B)		800,000	817,392
Marston's Issuer PLC (3 month GBP LIBOR + 2.550%) 2.578%, 07/16/2035 (D)	GBP	380,000	416,198
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (B)		$650,000	693,550
Mohegan Gaming & Entertainment 7.875%, 10/15/2024 (B)(C)		360,000	375,113
NCL Corp., Ltd.
3.625%, 12/15/2024 (B)		1,530,000	1,462,221
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
NCL Corp., Ltd. (continued)
5.875%, 03/15/2026 (B)	$310,000	$323,175
10.250%, 02/01/2026 (B)	1,420,000	1,657,850
12.250%, 05/15/2024 (B)	1,560,000	1,887,600
NMG Holding Company, Inc. 7.125%, 04/01/2026 (B)	680,000	717,825
Party City Holdings, Inc. 8.750%, 02/15/2026 (B)	740,000	783,475
PetSmart, Inc.
4.750%, 02/15/2028 (B)	500,000	517,800
7.750%, 02/15/2029 (B)	250,000	275,233
Rent-A-Center, Inc. 6.375%, 02/15/2029 (B)	640,000	684,800
Royal Caribbean Cruises, Ltd. 5.500%, 04/01/2028 (B)	1,060,000	1,115,650
Sands China, Ltd. 5.400%, 08/08/2028	200,000	229,212
Scientific Games International, Inc. 7.000%, 05/15/2028 (B)	860,000	929,875
Silversea Cruise Finance, Ltd. 7.250%, 02/01/2025 (B)	632,000	655,017
Sizzling Platter LLC 8.500%, 11/28/2025 (B)	460,000	462,300
Speedway Motorsports LLC 4.875%, 11/01/2027 (B)	690,000	686,550
StoneMor, Inc. 8.500%, 05/15/2029 (B)	1,020,000	1,006,495
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (B)	380,000	372,400
TopBuild Corp. 3.625%, 03/15/2029 (B)	830,000	817,550
Viking Cruises, Ltd.
5.875%, 09/15/2027 (B)	570,000	550,050
7.000%, 02/15/2029 (B)	1,980,000	2,025,896
13.000%, 05/15/2025 (B)	1,000,000	1,167,500
VOC Escrow, Ltd. 5.000%, 02/15/2028 (B)	990,000	994,950
WW International, Inc. 4.500%, 04/15/2029 (B)	1,120,000	1,119,731
Wynn Macau, Ltd.
5.125%, 12/15/2029 (B)	300,000	309,750
5.625%, 08/26/2028 (B)	1,090,000	1,148,588
Wynn Resorts Finance LLC 7.750%, 04/15/2025 (B)	900,000	967,536
		43,275,483
Consumer staples – 1.1%
Edgewell Personal Care Company 4.125%, 04/01/2029 (B)	350,000	350,438
Kraft Heinz Foods Company
5.200%, 07/15/2045	580,000	684,890
5.500%, 06/01/2050	220,000	273,282
Simmons Foods, Inc. 4.625%, 03/01/2029 (B)	820,000	830,250
Triton Water Holdings, Inc. 6.250%, 04/01/2029 (B)	820,000	822,214
		2,961,074
Energy – 10.4%
Antero Midstream Partners LP 5.375%, 09/15/2024	350,000	359,380
Antero Resources Corp. 5.375%, 03/01/2030 (B)	580,000	582,213
Apache Corp.
5.100%, 09/01/2040	600,000	619,182
7.750%, 12/15/2029	320,000	374,400

24

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Berry Petroleum Company LLC 7.000%, 02/15/2026 (B)		$1,790,000	$1,772,100
Blue Racer Midstream LLC
6.625%, 07/15/2026 (B)		1,600,000	1,670,000
7.625%, 12/15/2025 (B)		130,000	140,563
Cheniere Energy Partners LP 4.000%, 03/01/2031 (B)		650,000	670,930
Chesapeake Energy Corp. 5.500%, 02/01/2026 (B)		90,000	94,950
CNX Midstream Partners LP 6.500%, 03/15/2026 (B)		20,000	20,875
Comstock Resources, Inc. 7.500%, 05/15/2025 (B)		96,000	99,360
Continental Resources, Inc. 5.750%, 01/15/2031 (B)		610,000	715,853
CrownRock LP 5.000%, 05/01/2029 (B)		920,000	946,284
DCP Midstream Operating LP
6.450%, 11/03/2036 (B)		310,000	353,270
6.750%, 09/15/2037 (B)		1,000,000	1,172,500
Endeavor Energy Resources LP
5.500%, 01/30/2026 (B)		270,000	278,775
5.750%, 01/30/2028 (B)		50,000	52,879
6.625%, 07/15/2025 (B)		550,000	583,083
EQM Midstream Partners LP
5.500%, 07/15/2028		620,000	661,937
6.000%, 07/01/2025 (B)		260,000	281,450
6.500%, 07/01/2027 (B)		490,000	538,584
6.500%, 07/15/2048		400,000	424,680
EQT Corp.
3.625%, 05/15/2031 (B)		250,000	257,484
3.900%, 10/01/2027		250,000	266,975
5.000%, 01/15/2029		1,000,000	1,109,990
7.625%, 02/01/2025		400,000	467,160
MEG Energy Corp.
5.875%, 02/01/2029 (B)		1,000,000	1,040,000
7.125%, 02/01/2027 (B)		1,200,000	1,287,000
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (B)		910,000	953,316
Oasis Petroleum, Inc. 6.375%, 06/01/2026 (B)		1,350,000	1,371,938
Occidental Petroleum Corp.
2.700%, 02/15/2023		203,000	204,015
2.900%, 08/15/2024		860,000	857,850
6.125%, 01/01/2031		330,000	366,020
8.875%, 07/15/2030		1,000,000	1,281,900
Occidental Petroleum Corp. (3 month LIBOR + 1.450%) 1.606%, 08/15/2022 (D)		80,000	79,401
PBF Holding Company LLC 9.250%, 05/15/2025 (B)		220,000	226,571
Petrobras Global Finance BV
5.750%, 02/01/2029		40,000	45,080
6.850%, 06/05/2115		580,000	651,514
Range Resources Corp.
5.000%, 03/15/2023 (C)		262,000	269,533
8.250%, 01/15/2029 (B)		800,000	892,000
9.250%, 02/01/2026		520,000	573,300
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (B)		1,000,000	1,020,000
Targa Resources Partners LP 4.875%, 02/01/2031 (B)		800,000	836,000
Vesta Energy Corp. 8.125%, 07/24/2023 (B)	CAD	920,000	533,091
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Western Midstream Operating LP
3.950%, 06/01/2025	$80,000	$83,000
4.350%, 02/01/2025	790,000	823,575
5.500%, 08/15/2048	810,000	838,229
		28,748,190
Financials – 8.5%
Acuris Finance U.S., Inc. 5.000%, 05/01/2028 (B)	550,000	550,000
Barclays PLC (5.088% to 6-20-29, then 3 month LIBOR + 3.054%) 06/20/2030	310,000	357,125
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) 06/15/2024 (E)	600,000	681,750
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025 (B)(E)	820,000	952,742
Burford Capital Global Finance LLC 6.250%, 04/15/2028 (B)	930,000	971,850
Compass Group Diversified Holdings LLC 5.250%, 04/15/2029 (B)	660,000	680,988
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (B)(E)	820,000	993,663
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (B)(E)	1,350,000	1,474,875
DAE Funding LLC 5.000%, 08/01/2024 (B)	230,000	235,992
FirstCash, Inc. 4.625%, 09/01/2028 (B)	930,000	962,550
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) 6.500%, 09/15/2024 (B)	2,759,701	2,759,683
Highlands Holdings Bond Issuer, Ltd. (7.625% Cash or 8.375% PIK) 7.625%, 10/15/2025 (B)	660,000	702,959
Intesa Sanpaolo SpA 4.198%, 06/01/2032 (B)	640,000	648,090
Ladder Capital Finance Holdings LLLP 4.250%, 02/01/2027 (B)	530,000	518,075
LD Holdings Group LLC
6.125%, 04/01/2028 (B)	820,000	809,750
6.500%, 11/01/2025 (B)	760,000	786,220
Lloyds Banking Group PLC (6.750% to 6-27-26, then 5 Year CMT + 4.815%) 06/27/2026 (E)	610,000	694,638
Midcap Financial Issuer Trust 6.500%, 05/01/2028 (B)	890,000	930,971
NatWest Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) 08/15/2021 (E)	670,000	676,914
Navient Corp. 5.000%, 03/15/2027	330,000	335,775
NMI Holdings, Inc. 7.375%, 06/01/2025 (B)	950,000	1,087,750
Quicken Loans LLC
3.875%, 03/01/2031 (B)	860,000	840,611
5.250%, 01/15/2028 (B)	890,000	930,602
Starwood Property Trust, Inc. 5.500%, 11/01/2023 (B)	330,000	345,263
StoneX Group, Inc. 8.625%, 06/15/2025 (B)	640,000	684,800

25

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (B)(E)	$1,170,000	$1,289,200
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) 06/30/2035 (B)	790,000	854,325
UniCredit SpA (7.296% to 4-2-29, then 5 Year ICE Swap Rate + 4.914%) 04/02/2034 (B)	690,000	823,667
		23,580,828
Health care – 7.7%
AdaptHealth LLC 4.625%, 08/01/2029 (B)	650,000	637,767
Akumin, Inc. 7.000%, 11/01/2025 (B)	1,000,000	1,032,500
Bausch Health Americas, Inc. 9.250%, 04/01/2026 (B)	1,551,000	1,675,080
Bausch Health Companies, Inc.
5.000%, 02/15/2029 (B)	1,600,000	1,468,000
6.250%, 02/15/2029 (B)	1,000,000	977,500
Centene Corp. 4.625%, 12/15/2029	1,080,000	1,165,784
Cheplapharm Arzneimittel GmbH 5.500%, 01/15/2028 (B)	950,000	975,403
Community Health Systems, Inc.
6.125%, 04/01/2030 (B)	1,180,000	1,174,985
6.625%, 02/15/2025 (B)	940,000	989,350
6.875%, 04/15/2029 (B)	1,700,000	1,735,292
Endo Luxembourg Finance Company I Sarl 6.125%, 04/01/2029 (B)	960,000	946,800
Global Medical Response, Inc. 6.500%, 10/01/2025 (B)	500,000	513,750
HCA, Inc. 5.625%, 09/01/2028	1,500,000	1,743,750
Jazz Securities DAC 4.375%, 01/15/2029 (B)	270,000	277,690
Legacy LifePoint Health LLC 4.375%, 02/15/2027 (B)	380,000	378,575
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (B)	910,000	928,200
Radiology Partners, Inc. 9.250%, 02/01/2028 (B)	700,000	767,375
RegionalCare Hospital Partners Holdings, Inc. 9.750%, 12/01/2026 (B)	600,000	646,500
Syneos Health, Inc. 3.625%, 01/15/2029 (B)	800,000	781,000
Tenet Healthcare Corp. 4.625%, 06/15/2028 (B)	1,000,000	1,020,000
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	500,000	533,600
U.S. Renal Care, Inc. 10.625%, 07/15/2027 (B)	1,000,000	1,040,880
		21,409,781
Industrials – 12.2%
Allied Universal Holdco LLC
4.625%, 06/01/2028 (B)	420,000	417,564
6.000%, 06/01/2029 (B)	610,000	618,613
6.625%, 07/15/2026 (B)	750,000	795,045
Alta Equipment Group, Inc. 5.625%, 04/15/2026 (B)	950,000	976,125
American Airlines, Inc.
5.500%, 04/20/2026 (B)	400,000	421,000
High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines, Inc. (continued)
5.750%, 04/20/2029 (B)		$1,150,000	$1,233,640
Anagram International, Inc. (5.000% Cash and 5.000% PIK) 10.000%, 08/15/2026 (B)		80,959	81,364
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/2028 (B)		690,000	692,795
BCPE Empire Holdings, Inc. 7.625%, 05/01/2027 (B)		430,000	436,656
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 02/01/2026 (B)		680,000	703,800
CanWel Building Materials Group, Ltd. 5.250%, 05/15/2026 (B)	CAD	680,000	567,112
CoreCivic, Inc. 8.250%, 04/15/2026		$950,000	926,820
Cornerstone Building Brands, Inc. 6.125%, 01/15/2029 (B)		640,000	683,200
CP Atlas Buyer, Inc. 7.000%, 12/01/2028 (B)		650,000	672,198
Delta Air Lines, Inc. 4.750%, 10/20/2028 (B)		1,260,000	1,375,378
Foundation Building Materials, Inc. 6.000%, 03/01/2029 (B)		690,000	676,476
GFL Environmental, Inc.
3.750%, 08/01/2025 (B)		850,000	870,188
8.500%, 05/01/2027 (B)		818,000	895,710
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (B)		1,000,000	967,180
Hawaiian Brand Intellectual Property, Ltd. 5.750%, 01/20/2026 (B)		780,000	828,750
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (B)		1,340,000	1,386,900
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (B)		550,000	603,790
Park-Ohio Industries, Inc. 6.625%, 04/15/2027		100,000	102,250
PM General Purchaser LLC 9.500%, 10/01/2028 (B)		710,000	775,675
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (B)		790,000	864,063
6.250%, 01/15/2028 (B)		1,800,000	1,862,100
Sensata Technologies BV 4.000%, 04/15/2029 (B)		640,000	641,152
Sensata Technologies, Inc. 4.375%, 02/15/2030 (B)		550,000	567,875
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (B)		792,000	896,940
SRM Escrow Issuer LLC 6.000%, 11/01/2028 (B)		1,160,000	1,208,697
Surgery Center Holdings, Inc. 10.000%, 04/15/2027 (B)		110,000	120,175
The Boeing Company 5.150%, 05/01/2030		430,000	503,336
Titan International, Inc. 7.000%, 04/30/2028 (B)		970,000	1,010,934
TransDigm, Inc.
4.625%, 01/15/2029 (B)		930,000	918,375
6.250%, 03/15/2026 (B)		960,000	1,011,917
8.000%, 12/15/2025 (B)		370,000	400,196
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026		300,855	316,428

26

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines, Inc.
4.375%, 04/15/2026 (B)	$140,000	$145,075
4.625%, 04/15/2029 (B)	2,410,000	2,489,879
United Rentals North America, Inc. 5.250%, 01/15/2030	1,260,000	1,375,057
Vertical U.S. Newco, Inc. 5.250%, 07/15/2027 (B)	790,000	821,600
XPO CNW, Inc. 6.700%, 05/01/2034	740,000	880,600
		33,742,628
Information technology – 4.1%
Alliance Data Systems Corp. 4.750%, 12/15/2024 (B)	600,000	618,000
Black Knight InfoServ LLC 3.625%, 09/01/2028 (B)	600,000	590,250
CDK Global, Inc. 5.250%, 05/15/2029 (B)	20,000	21,577
CommScope, Inc. 8.250%, 03/01/2027 (B)	1,800,000	1,921,500
Entegris, Inc.
3.625%, 05/01/2029 (B)	450,000	451,125
4.375%, 04/15/2028 (B)	390,000	406,575
Fair Isaac Corp. 4.000%, 06/15/2028 (B)	200,000	203,218
Gartner, Inc. 3.750%, 10/01/2030 (B)	1,030,000	1,033,914
Helios Software Holdings, Inc. 4.625%, 05/01/2028 (B)	1,030,000	1,004,044
MPH Acquisition Holdings LLC 5.750%, 11/01/2028 (B)	860,000	855,838
NCR Corp. 5.125%, 04/15/2029 (B)	640,000	656,576
Open Text Holdings, Inc. 4.125%, 02/15/2030 (B)	550,000	552,063
Rackspace Technology Global, Inc. 3.500%, 02/15/2028 (B)	900,000	866,736
Shift4 Payments LLC 4.625%, 11/01/2026 (B)	600,000	626,700
Square, Inc. 3.500%, 06/01/2031 (B)	810,000	809,951
Unisys Corp. 6.875%, 11/01/2027 (B)	600,000	654,750
		11,272,817
Materials – 4.7%
ARD Finance SA (6.500% Cash or 7.250% PIK) 6.500%, 06/30/2027 (B)	740,000	772,412
Ardagh Metal Packaging Finance USA LLC
3.250%, 09/01/2028 (B)	200,000	199,750
4.000%, 09/01/2029 (B)	1,250,000	1,231,250
Ardagh Packaging Finance PLC 5.250%, 08/15/2027 (B)	720,000	726,300
Cascades, Inc. 5.375%, 01/15/2028 (B)	800,000	830,000
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 to 10/15/2027 (B)	1,700,000	1,828,775
7.250%, 04/01/2023 (B)	444,000	452,418
7.500%, 04/01/2025 (B)	246,000	255,277
FMG Resources August 2006 Pty, Ltd. 4.375%, 04/01/2031 (B)	400,000	417,920
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	1,790,000	2,161,425
Greif, Inc. 6.500%, 03/01/2027 (B)	789,000	828,450
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Hudbay Minerals, Inc.
4.500%, 04/01/2026 (B)	$250,000	$248,090
6.125%, 04/01/2029 (B)	500,000	523,745
Kraton Polymers LLC 4.250%, 12/15/2025 (B)	480,000	486,115
Mercer International, Inc. 5.125%, 02/01/2029 (B)	260,000	267,800
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/2018 (A)(B)	1,953,148	2,969
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(B)	1,140,000	2,850
Olin Corp. 5.000%, 02/01/2030	560,000	593,600
Summit Materials LLC 5.250%, 01/15/2029 (B)	1,170,000	1,234,350
		13,063,496
Real estate – 4.2%
Diversified Healthcare Trust
4.375%, 03/01/2031	500,000	470,000
4.750%, 02/15/2028	800,000	772,000
9.750%, 06/15/2025	680,000	755,664
Five Point Operating Company LP 7.875%, 11/15/2025 (B)	1,240,000	1,307,059
Forestar Group, Inc.
3.850%, 05/15/2026 (B)	580,000	583,625
5.000%, 03/01/2028 (B)	420,000	435,750
IIP Operating Partnership LP 5.500%, 05/25/2026 (B)	390,000	403,023
Kennedy-Wilson, Inc. 5.000%, 03/01/2031	930,000	951,144
MPT Operating Partnership LP
4.625%, 08/01/2029	700,000	742,000
5.000%, 10/15/2027	600,000	631,500
Park Intermediate Holdings LLC 5.875%, 10/01/2028 (B)	410,000	437,675
Realogy Group LLC
5.750%, 01/15/2029 (B)	520,000	543,280
7.625%, 06/15/2025 (B)	1,020,000	1,105,425
Service Properties Trust 5.500%, 12/15/2027	640,000	658,665
The GEO Group, Inc.
5.875%, 10/15/2024	480,000	349,200
6.000%, 04/15/2026	1,500,000	901,748
VICI Properties LP 4.125%, 08/15/2030 (B)	600,000	609,240
		11,656,998
Utilities – 0.9%
Calpine Corp. 5.000%, 02/01/2031 (B)	700,000	678,930
Suburban Propane Partners LP 5.000%, 06/01/2031 (B)	460,000	464,812
Superior Plus LP 4.500%, 03/15/2029 (B)	340,000	345,800
Talen Energy Supply LLC
6.625%, 01/15/2028 (B)	510,000	507,450
10.500%, 01/15/2026 (B)	550,000	500,500
		2,497,492
TOTAL CORPORATE BONDS (Cost $219,192,559)		$222,244,448
CONVERTIBLE BONDS – 1.7%
Communication services – 0.5%
DISH Network Corp.
2.375%, 03/15/2024	830,000	803,025

27

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Communication services (continued)
DISH Network Corp. (continued)
3.375%, 08/15/2026	$220,000	$227,040
Twitter, Inc. 1.760%, 03/15/2026 (B)(F)	230,000	211,313
		1,241,378
Consumer discretionary – 0.2%
Airbnb, Inc. 1.460%, 03/15/2026 (B)(F)	320,000	298,240
DraftKings, Inc. 1.378%, 03/15/2028 (B)(F)	220,000	200,200
Liberty Latin America, Ltd. 2.000%, 07/15/2024	160,000	164,744
		663,184
Energy – 0.3%
Cheniere Energy, Inc. 4.250%, 03/15/2045	1,080,000	897,358
Financials – 0.3%
Apollo Commercial Real Estate Finance, Inc. 4.750%, 08/23/2022	530,000	538,639
Blackstone Mortgage Trust, Inc. 4.375%, 05/05/2022	400,000	408,520
		947,159
Industrials – 0.1%
Spirit Airlines, Inc. 1.000%, 05/15/2026	220,000	224,686
Information technology – 0.2%
Dropbox, Inc., Zero Coupon 0.000%, 03/01/2026 (B)	180,000	183,240
Enphase Energy, Inc.
1.953%, 03/01/2026 (B)(F)	350,000	318,850
2.122%, 03/01/2028 (B)(F)	90,000	77,943
		580,033
Real estate – 0.1%
Realogy Group LLC 0.250%, 06/15/2026 (B)	180,000	181,800
TOTAL CONVERTIBLE BONDS (Cost $4,668,780)		$4,735,598
TERM LOANS (G) – 9.0%
Communication services – 0.6%
Allen Media LLC, 2020 Term Loan B (3 month LIBOR + 5.500%) 5.703%, 02/10/2027	604,622	603,110
Gannett Holdings LLC, 2021 Term Loan B (3 month LIBOR + 7.000%) 7.750%, 01/29/2026	630,273	633,689
iHeartCommunications, Inc., 2020 Term Loan (1 month LIBOR + 3.000%) 3.093%, 05/01/2026	440,280	435,419
		1,672,218
Consumer discretionary – 2.8%
Adtalem Global Education, Inc., 2021 Term Loan B 02/11/2028 TBD (H)	870,000	863,292
Clarios Global LP, 2021 USD Term Loan B (1 month LIBOR + 3.250%) 3.343%, 04/30/2026	553,908	550,967
Equinox Holdings, Inc., 2020 Term Loan B2 (3 month LIBOR + 9.000%) 10.000%, 03/08/2024	416,850	416,850
High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Consumer discretionary (continued)
First Brands Group LLC, 2021 Term Loan (3 month LIBOR + 5.000%) 6.000%, 03/30/2027	$370,000	$371,621
Great Outdoors Group LLC, 2021 Term Loan B (6 month LIBOR + 4.250%) 5.000%, 03/06/2028	359,100	361,524
Harbor Freight Tools USA, Inc., 2020 Term Loan B (1 month LIBOR + 3.000%) 3.750%, 10/19/2027	698,246	699,265
Petco Health & Wellness Company, Inc., 2021 Term Loan B (3 month LIBOR + 3.250%) 4.000%, 03/03/2028	1,380,000	1,379,020
PetSmart, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%) 4.500%, 02/12/2028	540,000	541,620
Rent-A-Center, Inc., 2021 Term Loan B (3 month LIBOR + 4.000%) 4.750%, 02/17/2028	630,000	633,415
Spencer Spirit IH LLC, Term Loan B (1 month LIBOR + 6.000%) 6.091%, 06/19/2026	752,525	748,010
The Michaels Companies, Inc., 2021 Term Loan B (3 month LIBOR + 4.250%) 5.000%, 04/15/2028	700,000	701,386
Truck Hero, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%) 4.500%, 01/31/2028	360,000	360,000
		7,626,970
Energy – 0.0%
Permian Production Partners LLC, 2020 PIK Term Loan (1 month LIBOR + 6.000% or 2.000% PIK) 7.000%, 11/23/2025	154,118	61,647
Financials – 0.9%
Acrisure LLC, 2020 Term Loan B (3 month LIBOR + 3.500%) 3.703%, 02/15/2027	534,600	529,142
Amerilife Holdings LLC, 2020 Term Loan (1 month LIBOR + 4.000%) 4.110%, 03/18/2027	178,676	178,453
Asurion LLC, 2021 Term Loan B9 (1 month LIBOR + 3.250%) 3.343%, 07/31/2027	800,000	796,000
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan (2 month LIBOR + 6.750%) 7.500%, 04/07/2028	620,000	633,950
Jane Street Group LLC, 2021 Term Loan (1 month LIBOR + 2.750%) 2.843%, 01/26/2028	412,671	409,650
		2,547,195
Health care – 1.0%
Eyecare Partners LLC, 2020 2nd Lien Term Loan (1 month LIBOR + 8.250%) 8.343%, 02/18/2028	430,000	411,725
Eyecare Partners LLC, 2020 Term Loan (1 month LIBOR + 3.750%) 3.843%, 02/18/2027	575,032	569,425
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%) 4.000%, 04/21/2028	270,000	271,110
Option Care Health, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.843%, 08/06/2026	760,375	760,854

28

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Health care (continued)
US Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 5.125%, 06/26/2026	$816,331	$811,401
		2,824,515
Industrials – 2.0%
Allied Universal Holdco LLC, 2019 Term Loan B (1 month LIBOR + 3.750%) 4.250%, 07/10/2026	800,000	801,704
CoreCivic, Inc., 2019 Term Loan (1 month LIBOR + 4.500%) 5.500%, 12/18/2024	484,250	466,091
Delta Topco, Inc., 2020 Term Loan B 12/01/2027 TBD (H)	700,000	700,875
JetBlue Airways Corp., Term Loan (3 month LIBOR + 5.250%) 6.250%, 06/17/2024	370,810	378,846
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/21/2027	480,000	511,920
Prime Security Services Borrower LLC, 2021 Term Loan (1, 3 and 12 month LIBOR + 2.750%) 3.385%, 09/23/2026	700,000	699,566
SkyMiles IP, Ltd., 2020 SkyMiles Term Loan B (3 month LIBOR + 3.750%) 4.750%, 10/20/2027	680,000	712,225
United Airlines, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%) 4.500%, 04/21/2028	1,130,000	1,139,888
		5,411,115
Information technology – 1.5%
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%) 4.093%, 10/16/2026	700,000	700,000
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month LIBOR + 7.000%) 7.093%, 02/16/2029	880,000	884,400
Global Tel*Link Corp., 2018 1st Lien Term Loan (1 month LIBOR + 4.250%) 4.343%, 11/29/2025	797,702	729,674
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%) 4.500%, 02/01/2028	450,000	450,437
Rackspace Technology Global, Inc., 2021 Term Loan (3 month LIBOR + 2.750%) 3.500%, 02/15/2028	550,000	547,305
Redstone Holdco 2 LP, 2021 2nd Lien Term Loan (3 month LIBOR + 7.750%) 8.500%, 04/27/2029	362,267	355,021
Redstone Holdco 2 LP, 2021 Term Loan (3 month LIBOR + 4.750%) 5.500%, 04/27/2028	359,355	355,988
Vericast Corp., Term Loan B7 (3 month LIBOR + 4.750%) 5.750%, 11/03/2023	196,585	173,922
		4,196,747
Materials – 0.2%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (3 month LIBOR + 5.000% or 12.500% PIK) 5.000%, 12/31/2027 (I)	448,556	448,556
TOTAL TERM LOANS (Cost $24,659,801)		$24,788,963
High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES – 5.1%
AMMC CLO, Ltd. Series 2017-20A, Class E (3 month LIBOR + 5.810%) 6.000%, 04/17/2029 (B)(D)	$700,000	$678,836
Ares CLO, Ltd. Series 2017-44A, Class CR (3 month LIBOR + 3.400%) 3.577%, 04/15/2034 (B)(D)	410,000	410,134
Ballyrock CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 6.950%) 7.134%, 10/15/2028 (B)(D)	250,000	249,112
Barings CLO, Ltd. Series 2020-4A, Class E (3 month LIBOR + 5.680%) 5.868%, 01/20/2032 (B)(D)	350,000	337,985
Benefit Street Partners CLO XI, Ltd. Series 2017-12A, Class C (3 month LIBOR + 3.050%) 3.234%, 10/15/2030 (B)(D)	250,000	242,404
BlueMountain CLO XXXI, Ltd. Series 2021-31A, Class E (3 month LIBOR + 6.530%) 6.661%, 04/19/2034 (B)(D)	170,000	169,167
BlueMountain CLO, Ltd.
Series 2012-2A, Class ER2 (3 month LIBOR + 5.750%) 5.905%, 11/20/2028 (B)(D)	250,000	246,248
Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 7.945%, 08/20/2032 (B)(D)	375,000	375,057
Cathedral Lake VI, Ltd. Series 2021-6A, Class E (3 month LIBOR + 7.210%) 7.329%, 04/25/2034 (B)(D)	125,000	121,200
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 5.590%, 04/17/2030 (B)(D)	750,000	733,420
Cumberland Park CLO, Ltd. Series 2015-2A, Class ER (3 month LIBOR + 5.650%) 5.838%, 07/20/2028 (B)(D)	250,000	244,446
Dryden 70 CLO, Ltd. Series 2018-70A, Class E (3 month LIBOR + 6.050%) 6.234%, 01/16/2032 (B)(D)	750,000	744,476
Goldentree Loan Management U.S. CLO 6, Ltd. Series 2019-6A, Class E (3 month LIBOR + 5.220%) 5.408%, 01/20/2033 (B)(D)	550,000	531,502
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 2.684%, 04/15/2031 (B)(D)	530,000	523,701
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 5.134%, 04/15/2031 (B)(D)	750,000	718,204
Greywolf CLO IV, Ltd. Series 2019-1RA, Class CR (3 month LIBOR + 3.650%) 3.840%, 04/17/2034 (B)(D)	390,000	392,148
Grippen Park CLO, Ltd. Series 2017-1A, Class E (1 month LIBOR + 5.700%) 5.888%, 01/20/2030 (B)(D)	440,000	436,823

29

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Halsey Point CLO I, Ltd. Series 2019-1A, Class E (3 month LIBOR + 7.700%) 7.888%, 01/20/2033 (B)(D)	$600,000	$609,071
LCM XXII, Ltd. Series 2022-A, Class DR (3 month LIBOR + 5.500%) 5.688%, 10/20/2028 (B)(D)	500,000	468,610
Madison Park Funding XIII, Ltd. Series 2014-13A, Class DR2 (3 month LIBOR + 2.850%) 3.040%, 04/19/2030 (B)(D)	1,000,000	984,075
Mountain View CLO IX, Ltd. Series 2015-9A, Class CR (3 month LIBOR + 3.120%) 3.304%, 07/15/2031 (B)(D)	670,000	641,077
Oaktree CLO, Ltd. Series 2019-1A, Class D (3 month LIBOR + 3.800%) 3.984%, 04/22/2030 (B)(D)	250,000	245,132
OZLM XI, Ltd. Series 2015-11A, Class CR (3 month LIBOR + 3.600%) 3.786%, 10/30/2030 (B)(D)	1,000,000	997,688
Rockland Park CLO, Ltd. Series 2021-1A, Class E (3 month LIBOR + 6.250%) 6.381%, 04/20/2034 (B)(D)	200,000	199,980
Sculptor CLO XXVI, Ltd. Series 26A, Class E (3 month LIBOR + 7.250%) 7.381%, 07/20/2034 (B)(D)	390,000	389,025
Shackleton CLO, Ltd. Series 2013-3A, Class DR (3 month LIBOR + 3.020%) 3.204%, 07/15/2030 (B)(D)	500,000	478,155
Symphony CLO, Ltd. Series 2020-22A, Class D (3 month LIBOR + 3.150%) 3.340%, 04/18/2033 (B)(D)	500,000	499,244
TCI-Symphony CLO, Ltd. Series 2016-1A, Class DR (3 month LIBOR + 3.000%) 3.188%, 10/13/2029 (B)(D)	540,000	540,012
Voya CLO, Ltd. Series 2017-1A, Class C (3 month LIBOR + 3.330%) 3.520%, 04/17/2030 (B)(D)	500,000	491,170
Zais CLO, Ltd. Series 2020-16A, Class D1 (3 month LIBOR + 5.480%) 5.668%, 10/20/2031 (B)(D)	250,000	251,042
TOTAL ASSET BACKED SECURITIES (Cost $13,895,918)		$13,949,144
COMMON STOCKS – 0.9%
Communication services – 0.0%
New Cotai, Inc., Class B (I)(J)(K)	11	0
Consumer discretionary – 0.1%
Party City Holdco, Inc. (K)	14,839	136,964
Energy – 0.8%
Berry Corp.	110,224	701,025
Hercules Offshore, Inc. (I)(K)	120,022	61,715
KCAD Holdings I, Ltd. (I)(J)(K)	752,218,031	752
MWO Holdings LLC (I)(J)(K)	1,134	8,584
Oasis Petroleum, Inc.	9,426	835,238
High Yield Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Southwestern Energy Company (K)	124,047	$641,323
		2,248,637
TOTAL COMMON STOCKS (Cost $21,233,517)		$2,385,601
PREFERRED SECURITIES – 0.7%
Energy – 0.4%
MPLX LP, 8.462% (I)	17,615	590,103
Targa Resources Corp., 9.500%	500	528,942
		1,119,045
Financials – 0.3%
B. Riley Financial, Inc., 6.000%	11,650	303,017
B. Riley Financial, Inc., 6.875%	6,325	163,248
GMAC Capital Trust I (3 month LIBOR + 5.785%), 5.941% (D)	20,168	510,250
		976,515
TOTAL PREFERRED SECURITIES (Cost $2,071,231)		$2,095,560
SHORT-TERM INVESTMENTS – 2.8%
Short-term funds – 2.8%
John Hancock Collateral Trust, 0.0241% (L)(M)	65,084	651,174
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.0000% (L)	6,980,069	6,980,069
TOTAL SHORT-TERM INVESTMENTS (Cost $7,631,233)		$7,631,243
Total Investments (High Yield Fund) (Cost $296,234,640) – 101.2%		$279,552,776
Other assets and liabilities, net – (1.2%)		(3,203,709)
TOTAL NET ASSETS – 100.0%		$276,349,067
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	Pound Sterling
IDR	Indonesian Rupiah
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing - Issuer is in default.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $189,578,099 or 68.6% of the fund's net assets as of 5-31-21.
(C)	All or a portion of this security is on loan as of 5-31-21. The value of securities on loan amounted to $636,152.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

30

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(J)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
High Yield Fund (continued)
(K)	Non-income producing security.
(L)	The rate shown is the annualized seven-day yield as of 5-31-21.
(M)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	156	Long	Sep 2021	$19,280,656	$19,320,844	$40,188
						$40,188
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	587,667	USD	807,031	MSCS	7/19/2021	$27,909	—
MXN	3,526,523	USD	173,456	MSCS	7/19/2021	2,601	—
USD	915,219	CAD	1,132,731	JPM	7/19/2021	—	$(23,190)
USD	303,162	EUR	254,004	BNP	7/19/2021	—	(7,727)
						$30,510	$(30,917)
SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPM	Occidental Petroleum Corp.	1.887%	810,000	USD	$810,000	1.000%	Quarterly	Dec 2023	$(75,642)	$59,299	$(16,343)
					$810,000				$(75,642)	$59,299	$(16,343)
Centrally cleared	Ford Motor Credit Company LLC	1.201%	400,000	USD	400,000	5.000%	Quarterly	Jun 2023	(17,879)	52,990	35,111
					$400,000				$(17,879)	$52,990	$35,111
					$1,210,000				$(93,521)	$112,289	$18,768
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
International Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 90.9%
Australia - 4.5%
Afterpay, Ltd. (A)	13,533	$977,365
31

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
AGL Energy, Ltd.	38,835	$247,648
AMP, Ltd.	215,859	195,759
Ampol, Ltd.	15,427	347,200
APA Group	74,185	527,348
Aristocrat Leisure, Ltd.	36,404	1,177,702
ASX, Ltd.	12,360	728,699
Aurizon Holdings, Ltd.	119,084	335,330
AusNet Services, Ltd.	113,581	153,800
Australia & New Zealand Banking Group, Ltd.	179,297	3,999,286
BHP Group PLC	135,336	4,080,988
BHP Group, Ltd.	186,275	6,899,709
BlueScope Steel, Ltd.	31,823	525,368
Brambles, Ltd.	93,568	783,445
CIMIC Group, Ltd. (A)	5,953	97,875
Cochlear, Ltd.	4,144	719,933
Coles Group, Ltd.	84,040	1,076,474
Commonwealth Bank of Australia	112,319	8,726,172
Computershare, Ltd.	34,359	429,297
Crown Resorts, Ltd. (A)	23,879	238,374
CSL, Ltd.	28,749	6,420,895
Dexus	68,611	550,430
Evolution Mining, Ltd.	101,176	410,507
Fortescue Metals Group, Ltd.	106,978	1,826,998
Goodman Group	105,444	1,574,556
Insurance Australia Group, Ltd.	156,671	603,959
Lendlease Corp., Ltd.	43,161	412,129
Macquarie Group, Ltd.	21,872	2,573,885
Magellan Financial Group, Ltd.	8,431	314,185
Medibank Private, Ltd.	175,521	424,203
Mirvac Group	249,688	542,198
National Australia Bank, Ltd.	208,128	4,354,366
Newcrest Mining, Ltd.	51,514	1,114,055
Northern Star Resources, Ltd.	69,071	607,073
Oil Search, Ltd.	124,475	357,388
Orica, Ltd.	25,866	274,463
Origin Energy, Ltd.	110,812	348,958
Qantas Airways, Ltd. (A)	59,065	219,481
QBE Insurance Group, Ltd.	94,833	807,179
Ramsay Health Care, Ltd.	11,589	566,693
REA Group, Ltd.	3,289	417,344
Rio Tinto, Ltd.	23,524	2,231,352
Santos, Ltd.	118,955	631,820
Scentre Group	327,530	693,540
SEEK, Ltd.	20,976	502,699
Sonic Healthcare, Ltd.	28,762	772,683
South32, Ltd.	304,205	703,594
Stockland	151,021	543,957
Suncorp Group, Ltd.	83,097	717,821
Sydney Airport (A)	83,966	383,359
Tabcorp Holdings, Ltd.	139,048	555,108
Telstra Corp., Ltd.	263,365	709,112
The GPT Group	122,531	439,456
TPG Telecom, Ltd.	22,695	92,346
Transurban Group	172,848	1,854,281
Treasury Wine Estates, Ltd.	45,989	416,825
Vicinity Centres	244,956	298,146
Washington H. Soul Pattinson & Company, Ltd.	6,747	154,616
Wesfarmers, Ltd.	71,600	3,068,245
Westpac Banking Corp.	227,956	4,667,728
WiseTech Global, Ltd.	9,233	197,366
Woodside Petroleum, Ltd.	60,534	1,032,965
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Woolworths Group, Ltd.	79,822	$2,582,431
		80,238,167
Austria - 0.2%
Erste Group Bank AG	27,655	1,145,534
OMV AG	14,440	837,799
Raiffeisen Bank International AG	14,060	335,069
Verbund AG	6,632	613,697
voestalpine AG	11,278	506,246
		3,438,345
Belgium - 0.6%
Ageas SA/NV	12,829	829,965
Anheuser-Busch InBev SA/NV	53,757	4,070,833
Elia Group SA/NV (B)	2,105	229,040
Etablissements Franz Colruyt NV	3,781	230,242
Galapagos NV (A)	2,981	227,509
Groupe Bruxelles Lambert SA	7,945	901,503
KBC Group NV	17,500	1,432,620
Proximus SADP	10,627	216,587
Sofina SA	1,092	448,002
Solvay SA	5,250	710,576
UCB SA	8,911	836,430
Umicore SA	13,783	829,409
		10,962,716
Brazil - 1.1%
Ambev SA	302,600	1,036,401
Atacadao SA	25,100	105,520
B2W Cia Digital (A)	14,400	165,477
B3 SA - Brasil Bolsa Balcao	397,860	1,334,419
Banco Bradesco SA	89,509	392,610
Banco BTG Pactual SA	15,800	372,710
Banco do Brasil SA	54,500	350,736
Banco Inter SA	19,500	249,938
Banco Santander Brasil SA	26,700	209,022
BB Seguridade Participacoes SA	47,100	211,384
BRF SA (A)	36,400	179,845
CCR SA	75,700	201,317
Centrais Eletricas Brasileiras SA	20,200	167,167
Cia de Saneamento Basico do Estado de Sao Paulo	21,900	167,915
Cia Siderurgica Nacional SA	44,200	378,588
Cosan SA	66,400	279,273
CPFL Energia SA	14,100	78,485
Energisa SA	11,500	104,194
Engie Brasil Energia SA	11,625	89,178
Equatorial Energia SA	56,900	277,529
Hapvida Participacoes e Investimentos SA (C)	70,500	215,760
Hypera SA	24,300	168,786
JBS SA	68,700	397,038
Klabin SA (A)	45,400	228,146
Localiza Rent a Car SA	38,745	460,476
Lojas Renner SA	50,739	461,759
Magazine Luiza SA	186,700	725,421
Multiplan Empreendimentos Imobiliarios SA	300	1,473
Natura & Company Holding SA (A)	57,100	559,200
Notre Dame Intermedica Participacoes SA	33,400	562,232
Petrobras Distribuidora SA	48,900	239,917
Petroleo Brasileiro SA	234,800	1,203,352
Raia Drogasil SA	67,700	355,017
Rumo SA (A)	82,100	328,923
Sul America SA	20,532	137,101

32

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Suzano SA (A)	47,627	$562,382
Telefonica Brasil SA	31,900	270,052
TIM SA	53,100	123,180
TOTVS SA	31,200	200,848
Ultrapar Participacoes SA	45,800	167,498
Vale SA	236,870	5,071,728
Via Varejo SA (A)	81,700	199,402
WEG SA	109,440	722,362
		19,713,761
Canada - 6.7%
Agnico Eagle Mines, Ltd.	15,253	1,098,221
Air Canada (A)	10,661	239,863
Algonquin Power & Utilities Corp.	39,204	598,745
Alimentation Couche-Tard, Inc., Class B	54,048	1,976,607
AltaGas, Ltd.	19,093	378,999
Atco, Ltd., Class I	5,738	206,711
B2Gold Corp.	67,125	343,390
Ballard Power Systems, Inc. (A)	14,312	247,962
Bank of Montreal	40,510	4,253,039
Barrick Gold Corp.	111,073	2,676,491
BCE, Inc.	10,876	540,716
BlackBerry, Ltd. (A)	33,173	333,364
Brookfield Asset Management, Inc., Class A	80,440	4,047,802
CAE, Inc. (A)	17,922	555,292
Cameco Corp.	25,050	499,942
Canadian Apartment Properties REIT	5,686	260,190
Canadian Imperial Bank of Commerce	28,297	3,336,940
Canadian National Railway Company	44,557	5,016,143
Canadian Natural Resources, Ltd.	73,912	2,560,504
Canadian Pacific Railway, Ltd.	42,300	3,434,982
Canadian Tire Corp., Ltd., Class A	3,767	644,729
Canadian Utilities, Ltd., Class A	9,237	266,853
Canopy Growth Corp. (A)	14,093	366,893
CCL Industries, Inc., Class B	9,677	546,071
Cenovus Energy, Inc.	82,656	671,210
CGI, Inc. (A)	14,645	1,309,025
CI Financial Corp.	2,130	39,548
Constellation Software, Inc.	1,261	1,809,878
Dollarama, Inc.	18,630	814,875
Emera, Inc.	16,265	760,707
Empire Company, Ltd., Class A	11,213	383,714
Enbridge, Inc.	126,797	4,877,494
Fairfax Financial Holdings, Ltd.	1,686	791,885
First Capital Real Estate Investment Trust	1,095	16,125
First Quantum Minerals, Ltd.	36,856	916,786
FirstService Corp.	2,523	409,323
Fortis, Inc.	30,091	1,372,970
Franco-Nevada Corp.	11,938	1,785,784
George Weston, Ltd.	4,998	489,229
GFL Environmental, Inc.	11,758	383,384
Gildan Activewear, Inc.	12,871	465,596
Great-West Lifeco, Inc.	20,184	620,532
Hydro One, Ltd. (C)	21,882	556,809
iA Financial Corp., Inc.	7,606	437,642
IGM Financial, Inc.	6,383	234,967
Imperial Oil, Ltd.	16,581	547,095
Intact Financial Corp.	9,151	1,242,606
Inter Pipeline, Ltd.	27,482	402,203
Keyera Corp. (B)	14,551	360,869
Kinross Gold Corp.	80,226	650,149
Kirkland Lake Gold, Ltd.	16,295	706,267
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Loblaw Companies, Ltd.	11,754	$723,308
Lundin Mining Corp.	42,595	457,313
Magna International, Inc.	18,027	1,812,773
Metro, Inc.	16,241	786,473
National Bank of Canada	21,301	1,662,397
Northland Power, Inc.	12,581	420,946
Nutrien, Ltd.	35,886	2,231,791
Onex Corp.	5,210	381,720
Open Text Corp.	17,513	822,700
Pan American Silver Corp.	13,253	446,063
Parkland Corp. (B)	9,553	313,069
Pembina Pipeline Corp. (B)	34,695	1,121,510
Power Corp. of Canada	37,147	1,211,532
Quebecor, Inc., Class B	11,420	310,350
Restaurant Brands International, Inc.	18,202	1,269,416
RioCan Real Estate Investment Trust (B)	11,542	202,932
Ritchie Bros Auctioneers, Inc.	6,968	416,217
Rogers Communications, Inc., Class B	22,728	1,173,416
Royal Bank of Canada	89,344	9,290,504
Saputo, Inc.	15,937	553,023
Shaw Communications, Inc., Class B	30,125	900,720
Shopify, Inc., Class A (A)	6,845	8,512,946
SmartCentres Real Estate Investment Trust	1,192	28,881
SSR Mining, Inc.	13,840	256,511
Sun Life Financial, Inc.	38,832	2,091,634
Suncor Energy, Inc.	95,875	2,214,240
TC Energy Corp.	59,067	3,017,280
Teck Resources, Ltd., Class B	29,537	728,614
TELUS Corp.	28,140	634,987
The Bank of Nova Scotia	76,178	5,127,929
The Toronto-Dominion Bank	113,373	8,171,340
Thomson Reuters Corp.	11,290	1,105,776
TMX Group, Ltd.	3,795	422,019
Toromont Industries, Ltd.	5,356	486,631
West Fraser Timber Company, Ltd.	5,442	418,764
Wheaton Precious Metals Corp.	28,103	1,348,097
WSP Global, Inc.	7,242	821,405
Yamana Gold, Inc.	60,375	316,356
		119,698,704
Chile - 0.1%
Antofagasta PLC	24,930	545,794
Banco de Chile	2,201,695	220,321
Banco de Credito e Inversiones SA	2,548	120,278
Banco Santander Chile	3,038,299	163,259
Cencosud SA	69,391	135,047
Cencosud Shopping SA	26,151	48,913
Cia Cervecerias Unidas SA	7,062	63,357
Colbun SA	367,513	50,848
Empresas CMPC SA	54,077	135,025
Empresas COPEC SA	18,838	187,470
Enel Americas SA	1,666,550	226,347
Enel Chile SA	1,322,933	78,390
Falabella SA	36,545	159,850
		2,134,899
China - 9.9%
21Vianet Group, Inc., ADR (A)	5,900	131,688
3SBio, Inc. (A)(C)	88,600	101,553
51job, Inc., ADR (A)	1,800	129,024
AAC Technologies Holdings, Inc.	50,600	306,342
Agile Group Holdings, Ltd.	81,900	115,567
Agricultural Bank of China, Ltd., H Shares	1,959,200	794,963

33

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Air China, Ltd., H Shares (A)	125,300	$104,353
Airtac International Group	8,000	289,624
AK Medical Holdings, Ltd. (C)	28,000	49,970
Alibaba Group Holding, Ltd., ADR (A)	133,100	28,478,076
A-Living Smart City Services Company, Ltd. (C)	32,500	158,121
Aluminum Corp. of China, Ltd., H Shares (A)	282,600	166,042
Anhui Conch Cement Company, Ltd., H Shares	87,100	539,232
Anhui Gujing Distillery Company, Ltd., B Shares	7,400	99,894
ANTA Sports Products, Ltd.	76,500	1,544,248
Autohome, Inc., ADR	4,200	323,694
AviChina Industry & Technology Company, Ltd., H Shares	179,000	119,891
Baidu, Inc., ADR (A)	18,900	3,709,503
Bank of China, Ltd., H Shares	5,602,600	2,122,934
Bank of Communications Company, Ltd., H Shares	604,900	408,496
Baozun, Inc., ADR (A)	4,200	145,698
BeiGene, Ltd., ADR (A)	3,200	1,147,232
Beijing Capital International Airport Company, Ltd., H Shares	130,900	88,732
Bilibili, Inc., ADR (A)	11,400	1,221,852
BYD Company, Ltd., H Shares	55,500	1,275,585
BYD Electronic International Company, Ltd. (B)	47,400	301,658
CanSino Biologics, Inc., H Shares (A)(B)(C)	5,200	211,993
China Aoyuan Group, Ltd.	82,000	96,166
China Bohai Bank Company, Ltd., H Shares (C)	172,500	72,930
China Cinda Asset Management Company, Ltd., H Shares	681,200	145,672
China CITIC Bank Corp., Ltd., H Shares	620,000	338,892
China Communications Services Corp., Ltd., H Shares	173,200	72,753
China Conch Venture Holdings, Ltd.	113,800	524,009
China Construction Bank Corp., H Shares	6,765,500	5,574,277
China East Education Holdings, Ltd. (A)(C)	38,500	83,381
China Everbright Bank Company, Ltd., H Shares	218,000	93,010
China Evergrande Group (B)	139,900	218,011
China Feihe, Ltd. (C)	81,000	220,684
China Galaxy Securities Company, Ltd., H Shares	267,000	168,549
China Hongqiao Group, Ltd.	123,000	198,399
China Huarong Asset Management Company, Ltd., H Shares (C)(D)	650,600	51,304
China Huishan Dairy Holdings Company, Ltd. (A)(D)	175,000	0
China International Capital Corp., Ltd., H Shares (C)	96,800	284,528
China Lesso Group Holdings, Ltd.	77,000	195,106
China Life Insurance Company, Ltd., H Shares	535,200	1,135,315
China Literature, Ltd. (A)(C)	21,400	227,071
China Longyuan Power Group Corp., Ltd., H Shares	222,700	320,056
China Medical System Holdings, Ltd.	95,300	237,886
China Meidong Auto Holdings, Ltd.	38,000	202,604
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Merchants Bank Company, Ltd., H Shares	274,700	$2,541,533
China Minsheng Banking Corp., Ltd., H Shares (B)	400,020	212,836
China Molybdenum Company, Ltd., H Shares	234,100	156,851
China National Building Material Company, Ltd., H Shares	273,700	362,454
China Pacific Insurance Group Company, Ltd., H Shares	198,800	755,665
China Petroleum & Chemical Corp., H Shares	1,711,300	926,467
China Railway Group, Ltd., H Shares	267,600	141,260
China Resources Pharmaceutical Group, Ltd. (C)	111,100	78,981
China Shenhua Energy Company, Ltd., H Shares	240,000	529,945
China Southern Airlines Company, Ltd., H Shares (A)(B)	122,800	87,340
China Tower Corp., Ltd., H Shares (C)	3,098,000	423,266
China Vanke Company, Ltd., H Shares	120,200	414,418
China Yuhua Education Corp., Ltd. (C)	84,000	84,237
Chongqing Rural Commercial Bank Company, Ltd., H Shares	173,700	80,064
CIFI Holdings Group Company, Ltd.	232,000	202,172
CITIC Securities Company, Ltd., H Shares	156,700	433,287
CITIC, Ltd.	416,600	489,749
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	181,500	379,155
Country Garden Holdings Company, Ltd.	540,300	688,822
Country Garden Services Holdings Company, Ltd.	103,000	1,045,161
CSPC Pharmaceutical Group, Ltd.	634,096	953,563
Dali Foods Group Company, Ltd. (C)	140,500	89,259
Daqo New Energy Corp., ADR (A)	3,700	275,206
Dongfeng Motor Group Company, Ltd., H Shares	191,300	181,787
DouYu International Holdings, Ltd., ADR (A)	6,500	51,350
ENN Energy Holdings, Ltd.	55,700	1,023,960
Ever Sunshine Lifestyle Services Group, Ltd.	46,000	127,333
Fosun International, Ltd.	178,000	287,291
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	35,300	221,874
GDS Holdings, Ltd., ADR (A)	6,200	466,364
Genscript Biotech Corp. (A)	74,000	260,782
GF Securities Company, Ltd., H Shares	95,400	137,640
GOME Retail Holdings, Ltd. (A)	834,200	137,476
Great Wall Motor Company, Ltd., H Shares	219,900	610,091
Greentown China Holdings, Ltd.	60,000	68,560
Greentown Service Group Company, Ltd.	102,000	157,686
GSX Techedu, Inc., ADR (A)(B)	5,400	100,116
Guangzhou Automobile Group Company, Ltd., H Shares	205,080	177,363
Guangzhou R&F Properties Company, Ltd., H Shares	118,000	159,298
Guotai Junan Securities Company, Ltd., H Shares (C)	7,700	11,590
Haidilao International Holding, Ltd. (C)	55,000	311,281
Haier Smart Home Company, Ltd., H Shares (A)	135,720	570,475

34

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Haitian International Holdings, Ltd.	45,400	$164,252
Haitong Securities Company, Ltd., H Shares	200,100	191,517
Hangzhou Tigermed Consulting Company, Ltd., H Shares (C)	8,700	173,195
Hansoh Pharmaceutical Group Company, Ltd. (A)(C)	84,000	358,095
Hebei Construction Group Corp., Ltd., H Shares	1,000	361
Hengan International Group Company, Ltd.	46,100	310,817
Hua Hong Semiconductor, Ltd. (A)(C)	37,000	200,742
Huaneng Power International, Inc., H Shares	249,700	88,851
Huatai Securities Company, Ltd., H Shares (C)	112,500	174,045
Huazhu Group, Ltd., ADR (A)	11,300	646,021
HUYA, Inc., ADR (A)(B)	5,400	82,620
Industrial & Commercial Bank of China, Ltd., H Shares	4,269,800	2,803,166
Innovent Biologics, Inc. (A)(C)	69,000	795,556
iQIYI, Inc., ADR (A)	19,600	279,496
JD Health International, Inc. (A)(C)	20,250	277,297
JD.com, Inc., ADR (A)	60,800	4,495,552
Jiangsu Expressway Company, Ltd., H Shares	88,900	106,932
Jiangxi Copper Company, Ltd., H Shares	83,400	195,010
Jinxin Fertility Group, Ltd. (C)	96,000	235,372
Jiumaojiu International Holdings, Ltd. (A)(C)	46,000	180,749
JOYY, Inc., ADR	4,100	315,495
Kaisa Group Holdings, Ltd. (A)	175,000	80,304
KE Holdings, Inc., ADR (A)	8,700	451,443
Kingdee International Software Group Company, Ltd. (A)	170,000	646,001
Kingsoft Cloud Holdings, Ltd., ADR (A)	3,900	152,334
Kingsoft Corp., Ltd.	58,200	393,045
Koolearn Technology Holding, Ltd. (A)(C)	16,500	26,775
Kuaishou Technology (A)(C)	14,000	361,933
KWG Group Holdings, Ltd.	89,500	136,330
Lenovo Group, Ltd.	508,000	612,592
Li Auto, Inc., ADR (A)(B)	12,700	295,910
Li Ning Company, Ltd.	148,500	1,365,279
Logan Group Company, Ltd.	97,000	155,453
Longfor Group Holdings, Ltd. (C)	126,400	740,776
Lufax Holding, Ltd., ADR (A)(B)	12,000	146,280
Luye Pharma Group, Ltd. (C)	2,100	1,422
Meituan, Class B (A)(C)	253,200	8,874,581
Microport Scientific Corp.	51,000	397,749
Ming Yuan Cloud Group Holdings, Ltd. (A)	26,000	133,708
Minth Group, Ltd.	52,000	219,925
Momo, Inc., ADR	10,600	148,718
NetEase, Inc., ADR	29,100	3,431,763
New China Life Insurance Company, Ltd., H Shares	61,700	232,168
New Oriental Education & Technology Group, Inc., ADR (A)	107,800	1,102,794
NIO, Inc., ADR (A)	90,100	3,479,662
Noah Holdings, Ltd., ADR (A)	2,600	118,508
Nongfu Spring Company, Ltd., H Shares (A)(B)(C)	20,800	119,811
PetroChina Company, Ltd., H Shares	1,500,700	613,670
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Pharmaron Beijing Company, Ltd., H Shares (C)	9,000	$211,729
PICC Property & Casualty Company, Ltd., H Shares	504,950	492,869
Pinduoduo, Inc., ADR (A)	27,600	3,446,688
Ping An Healthcare and Technology Company, Ltd. (A)(B)(C)	36,000	413,206
Ping An Insurance Group Company of China, Ltd., H Shares	419,300	4,580,087
Poly Property Services Company, Ltd., H Shares	8,400	67,425
Postal Savings Bank of China Company, Ltd., H Shares (C)	706,000	506,991
RLX Technology, Inc., ADR (A)(B)	8,200	92,742
Seazen Group, Ltd. (A)	156,000	176,873
Shandong Gold Mining Company, Ltd., H Shares (C)	43,500	94,474
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	176,000	365,910
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	38,600	318,266
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	72,280	62,737
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	56,100	122,635
Shenzhou International Group Holdings, Ltd.	58,300	1,536,813
Silergy Corp.	5,000	627,513
Sinopharm Group Company, Ltd., H Shares	96,700	322,539
Sinotruk Hong Kong, Ltd.	48,500	116,314
Smoore International Holdings, Ltd. (C)	46,000	306,062
Sunac China Holdings, Ltd.	180,300	663,025
Sunny Optical Technology Group Company, Ltd.	50,000	1,274,171
TAL Education Group, ADR (A)	26,700	1,067,199
Tencent Holdings, Ltd.	404,000	31,585,088
Tencent Music Entertainment Group, ADR (A)	25,800	406,092
The People's Insurance Company Group of China, Ltd., H Shares	606,200	224,959
Tingyi Cayman Islands Holding Corp.	136,700	259,967
Tongcheng-Elong Holdings, Ltd. (A)	61,600	165,665
Topsports International Holdings, Ltd. (C)	85,000	131,556
TravelSky Technology, Ltd., H Shares	67,500	145,794
Trip.com Group, Ltd., ADR (A)	33,400	1,397,790
Tsingtao Brewery Company, Ltd., H Shares	33,000	350,588
Uni-President China Holdings, Ltd.	92,000	100,444
Vipshop Holdings, Ltd., ADR (A)	31,500	728,595
Want Want China Holdings, Ltd.	348,500	258,660
Weibo Corp., ADR (A)	3,880	197,259
Weichai Power Company, Ltd., H Shares	136,000	315,197
Weimob, Inc. (A)(B)(C)	113,000	250,336
WuXi AppTec Company, Ltd., H Shares (C)	23,083	477,503
Wuxi Biologics Cayman, Inc. (A)(C)	229,500	3,406,052
Xiaomi Corp., Class B (A)(C)	1,006,600	3,716,431
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (B)	53,800	89,901
Xinyi Solar Holdings, Ltd.	300,000	532,820

35

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
XPeng, Inc., ADR (A)(B)	11,800	$379,134
Yadea Group Holdings, Ltd. (C)	72,000	157,092
Yanzhou Coal Mining Company, Ltd., H Shares	104,700	133,317
Yihai International Holding, Ltd. (A)(B)	33,000	260,763
Yum China Holdings, Inc.	28,084	1,899,602
Zai Lab, Ltd., ADR (A)	5,000	888,300
Zhaojin Mining Industry Company, Ltd., H Shares	66,500	69,040
Zhejiang Expressway Company, Ltd., H Shares	103,800	91,727
Zhenro Properties Group, Ltd.	107,000	68,794
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(C)	26,100	130,060
Zhongsheng Group Holdings, Ltd.	40,000	332,693
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	38,500	185,571
Zijin Mining Group Company, Ltd., H Shares	401,200	620,899
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	93,600	116,374
ZTE Corp., H Shares	53,700	145,121
ZTO Express Cayman, Inc., ADR	28,700	920,983
		175,481,086
Colombia - 0.1%
Bancolombia SA	46,998	346,021
Ecopetrol SA	909,936	542,575
Grupo de Inversiones Suramericana SA	45,211	248,124
Interconexion Electrica SA ESP	81,778	455,425
		1,592,145
Czech Republic - 0.0%
CEZ AS	10,722	320,373
Komercni banka AS (A)	4,976	183,317
Moneta Money Bank AS (A)(C)	33,499	125,271
		628,961
Denmark - 1.6%
A.P. Moller - Maersk A/S, Series A	190	500,827
A.P. Moller - Maersk A/S, Series B	411	1,133,578
Ambu A/S, Class B	10,513	401,275
Carlsberg A/S, Class B	6,653	1,221,936
Chr. Hansen Holding A/S	6,725	603,694
Coloplast A/S, B Shares	7,557	1,199,207
Danske Bank A/S	44,856	844,882
Demant A/S (A)	6,966	371,786
DSV Panalpina A/S	13,330	3,249,713
Genmab A/S (A)	4,197	1,714,355
GN Store Nord A/S	8,209	697,564
H Lundbeck A/S	4,428	141,397
Novo Nordisk A/S, B Shares	110,742	8,742,632
Novozymes A/S, B Shares	13,320	972,082
Orsted A/S (C)	12,176	1,862,065
Pandora A/S	6,447	870,801
Rockwool International A/S, B Shares	520	258,235
Tryg A/S	21,185	503,096
Vestas Wind Systems A/S	63,372	2,477,386
		27,766,511
Finland - 0.8%
Elisa OYJ	9,097	539,407
Fortum OYJ	28,849	833,345
Kesko OYJ, B Shares	17,719	616,051
Kone OYJ, B Shares	22,014	1,790,983
Neste OYJ	27,419	1,808,475
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Nokia OYJ (A)	368,257	$1,921,575
Nordea Bank ABP	199,696	2,169,396
Orion OYJ, Class B	6,796	300,055
Sampo OYJ, A Shares	31,103	1,481,393
Stora Enso OYJ, R Shares	37,884	674,890
UPM-Kymmene OYJ	34,701	1,325,093
Wartsila OYJ ABP	29,142	393,307
		13,853,970
France - 7.0%
Accor SA (A)	11,548	459,884
Aeroports de Paris (A)	1,827	248,243
Air Liquide SA (B)	30,245	5,143,661
Airbus SE (A)	37,596	4,939,607
Alstom SA	16,883	952,687
Amundi SA (C)	4,014	356,832
Arkema SA (B)	4,419	585,487
Atos SE	6,301	421,379
AXA SA	125,430	3,491,803
BioMerieux	2,621	302,663
BNP Paribas SA (B)	72,047	4,960,096
Bollore SA	54,094	280,003
Bouygues SA	14,520	590,466
Bureau Veritas SA (A)	18,666	572,347
Capgemini SE (B)	10,294	1,924,672
Carrefour SA	39,098	795,539
Cie de Saint-Gobain	32,548	2,184,851
Cie Generale des Etablissements Michelin SCA (B)	10,787	1,648,676
CNP Assurances	12,435	228,627
Covivio	3,260	307,125
Credit Agricole SA	74,428	1,115,568
Danone SA	39,403	2,808,837
Dassault Aviation SA	160	200,911
Dassault Systemes SE	8,396	1,928,448
Edenred	15,609	859,628
Eiffage SA	5,307	585,576
Electricite de France SA	39,806	563,019
Engie SA (B)	116,528	1,741,449
EssilorLuxottica SA (B)	18,169	3,154,665
Eurazeo SE	2,489	220,205
Faurecia SE	7,460	409,364
Gecina SA	2,859	456,992
Getlink SE	27,703	436,906
Hermes International	2,014	2,805,999
Iliad SA	944	154,994
Ipsen SA	2,392	249,691
Kering SA	4,836	4,428,810
Klepierre SA	12,303	357,307
La Francaise des Jeux SAEM (C)	5,442	306,969
Legrand SA	17,002	1,783,453
L'Oreal SA	16,079	7,279,298
LVMH Moet Hennessy Louis Vuitton SE	17,724	14,197,538
Natixis SA (B)	61,072	301,811
Orange SA	127,112	1,622,125
Orpea SA (B)	3,233	406,165
Pernod Ricard SA	13,361	2,949,776
Publicis Groupe SA	14,295	966,290
Remy Cointreau SA	1,442	300,751
Renault SA (A)	12,187	505,721
Safran SA	20,521	3,102,986
Sanofi	72,390	7,745,264
Sartorius Stedim Biotech	1,756	761,168
Schneider Electric SE	34,432	5,480,198

36

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
SCOR SE	10,319	$335,922
SEB SA	1,544	289,712
Societe Generale SA	52,323	1,675,337
Sodexo SA (A)	5,624	542,778
Suez SA	21,770	530,248
Teleperformance	3,745	1,434,883
Thales SA	6,802	697,452
TOTAL SE	160,978	7,508,154
Ubisoft Entertainment SA (A)	5,827	423,834
Unibail-Rodamco-Westfield (Euronext Amsterdam Exchange) (A)	8,801	774,881
Valeo SA	14,600	479,733
Veolia Environnement SA	34,302	1,081,562
Vinci SA	33,275	3,782,475
Vivendi SE	52,849	1,924,740
Wendel SE	1,702	238,043
Worldline SA (A)(C)	15,120	1,452,948
		123,755,232
Germany - 5.4%
adidas AG	12,106	4,414,893
Allianz SE	26,522	7,043,238
BASF SE	58,487	4,788,401
Bayer AG	62,465	3,981,754
Bayerische Motoren Werke AG	21,152	2,245,454
Bechtle AG	1,710	330,969
Beiersdorf AG	6,370	755,194
Brenntag SE	9,809	921,203
Carl Zeiss Meditec AG, Bearer Shares	2,570	475,623
Commerzbank AG (A)	61,587	496,792
Continental AG	6,963	1,032,402
Covestro AG (C)	11,753	820,934
Daimler AG	54,528	5,087,353
Delivery Hero SE (A)(C)	8,226	1,112,859
Deutsche Bank AG (A)	125,613	1,892,988
Deutsche Boerse AG	12,143	1,985,558
Deutsche Lufthansa AG (A)(B)	18,523	241,123
Deutsche Post AG	63,052	4,282,891
Deutsche Telekom AG	211,835	4,408,754
Deutsche Wohnen SE	21,617	1,376,321
E.ON SE	141,598	1,722,038
Evonik Industries AG	13,367	479,939
Fresenius Medical Care AG & Company KGaA	13,563	1,086,585
Fresenius SE & Company KGaA	26,720	1,452,506
GEA Group AG	9,682	421,258
Hannover Rueck SE	3,984	697,302
HeidelbergCement AG	9,446	863,353
HelloFresh SE (A)	9,352	845,503
Henkel AG & Company KGaA	6,542	649,066
HOCHTIEF AG (B)	1,490	125,660
Infineon Technologies AG	83,316	3,369,056
KION Group AG	4,591	488,096
Knorr-Bremse AG	4,534	563,629
LANXESS AG	5,410	404,353
LEG Immobilien SE	4,569	672,238
Merck KGaA	8,241	1,481,416
MTU Aero Engines AG	3,399	882,996
Muenchener Rueckversicherungs-Gesellschaft AG	9,048	2,604,375
Nemetschek SE	3,608	268,698
Puma SE	6,214	710,226
Rational AG (B)	320	290,929
RWE AG	40,796	1,550,250
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
SAP SE	66,414	$9,298,893
Scout24 AG (C)	6,720	546,835
Siemens AG	48,696	7,992,868
Siemens Energy AG (A)	25,396	808,533
Siemens Healthineers AG (C)	17,057	960,758
Symrise AG	8,092	1,076,276
TeamViewer AG (A)(C)	10,107	396,293
Telefonica Deutschland Holding AG	63,738	175,407
Uniper SE	12,613	463,192
United Internet AG	6,707	279,724
Volkswagen AG	2,037	743,837
Vonovia SE	34,074	2,138,805
Zalando SE (A)(C)	9,744	1,040,779
		95,246,376
Hong Kong - 2.7%
AIA Group, Ltd.	770,400	10,282,000
Alibaba Health Information Technology, Ltd. (A)	285,100	706,690
Alibaba Pictures Group, Ltd. (A)	835,600	111,948
ASM Pacific Technology, Ltd.	19,500	257,195
Beijing Enterprises Holdings, Ltd.	37,000	129,146
Beijing Enterprises Water Group, Ltd. (A)	340,500	135,990
BOC Hong Kong Holdings, Ltd.	236,500	872,352
Bosideng International Holdings, Ltd.	228,000	124,181
Brilliance China Automotive Holdings, Ltd.	193,500	170,861
Budweiser Brewing Company APAC, Ltd. (C)	109,700	377,501
China Education Group Holdings, Ltd.	55,000	138,936
China Everbright Environment Group, Ltd.	261,200	155,778
China Everbright, Ltd.	75,100	94,653
China Gas Holdings, Ltd.	183,000	696,008
China Jinmao Holdings Group, Ltd.	398,900	154,176
China Mengniu Dairy Company, Ltd. (A)	193,900	1,147,684
China Merchants Port Holdings Company, Ltd.	102,300	168,979
China Overseas Land & Investment, Ltd.	271,500	658,146
China Overseas Property Holdings, Ltd.	90,000	93,267
China Power International Development, Ltd.	288,000	72,376
China Resources Beer Holdings Company, Ltd.	101,200	897,803
China Resources Cement Holdings, Ltd.	172,000	182,624
China Resources Gas Group, Ltd.	65,100	403,660
China Resources Land, Ltd.	227,700	1,075,863
China Resources Power Holdings Company, Ltd.	137,100	176,999
China State Construction International Holdings, Ltd.	145,500	102,714
China Taiping Insurance Holdings Company, Ltd.	117,200	218,864
China Traditional Chinese Medicine Holdings Company, Ltd.	200,000	128,568
China Youzan, Ltd. (A)	968,000	199,391
CK Asset Holdings, Ltd.	165,000	1,123,379
CK Hutchison Holdings, Ltd.	172,500	1,375,237
CK Infrastructure Holdings, Ltd.	41,500	264,166
CLP Holdings, Ltd.	104,000	1,073,204
COSCO SHIPPING Ports, Ltd.	129,700	105,460
ESR Cayman, Ltd. (A)(C)	116,400	371,790
Far East Horizon, Ltd.	140,800	154,123

37

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Galaxy Entertainment Group, Ltd. (A)	138,000	$1,156,284
Geely Automobile Holdings, Ltd.	413,300	1,046,559
Guangdong Investment, Ltd.	208,900	311,310
Hang Lung Properties, Ltd.	127,000	328,388
Hang Seng Bank, Ltd.	48,400	1,031,737
Henderson Land Development Company, Ltd.	91,041	438,974
HK Electric Investments & HK Electric Investments, Ltd.	149,500	152,170
HKT Trust & HKT, Ltd.	238,000	325,113
Hong Kong & China Gas Company, Ltd.	670,228	1,179,851
Hong Kong Exchanges & Clearing, Ltd.	76,700	4,720,317
Hongkong Land Holdings, Ltd.	73,900	361,940
Hopson Development Holdings, Ltd.	46,000	223,062
Hutchmed China, Ltd., ADR (A)	5,100	151,725
Jardine Matheson Holdings, Ltd.	13,800	894,418
Kingboard Holdings, Ltd.	47,200	260,886
Kingboard Laminates Holdings, Ltd.	77,000	166,538
Kunlun Energy Company, Ltd.	276,900	314,391
Lee & Man Paper Manufacturing, Ltd.	93,500	84,847
Link REIT	129,300	1,247,323
Melco Resorts & Entertainment, Ltd., ADR (A)	13,700	235,503
MTR Corp., Ltd.	97,000	549,475
New World Development Company, Ltd.	94,250	512,301
Nine Dragons Paper Holdings, Ltd.	116,900	184,530
PCCW, Ltd.	248,000	137,142
Power Assets Holdings, Ltd.	87,500	548,990
Shenzhen International Holdings, Ltd.	75,500	115,042
Shenzhen Investment, Ltd.	212,000	75,860
Shimao Group Holdings, Ltd.	87,400	250,757
Sino Biopharmaceutical, Ltd.	726,350	805,036
Sino Land Company, Ltd.	195,000	311,263
SJM Holdings, Ltd.	123,000	140,562
SSY Group, Ltd.	108,000	71,927
Sun Art Retail Group, Ltd. (B)	130,200	98,998
Sun Hung Kai Properties, Ltd.	83,000	1,296,193
Swire Pacific, Ltd., Class A	31,500	245,199
Swire Properties, Ltd.	74,200	223,685
Techtronic Industries Company, Ltd.	87,500	1,647,112
The Bank of East Asia, Ltd.	81,800	167,692
The Wharf Holdings, Ltd.	109,000	375,574
Vinda International Holdings, Ltd.	25,000	78,738
WH Group, Ltd. (C)	610,000	526,058
Wharf Real Estate Investment Company, Ltd.	106,000	641,574
Xinyi Glass Holdings, Ltd.	114,000	445,857
Yuexiu Property Company, Ltd.	482,000	119,190
		48,601,803
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC (A)	33,017	265,197
OTP Bank NYRT (A)	18,057	991,178
Richter Gedeon NYRT	11,298	315,355
		1,571,730
Indonesia - 0.3%
Adaro Energy Tbk PT	852,000	69,759
Aneka Tambang Tbk	502,000	86,479
Astra International Tbk PT	1,216,500	438,131
Bank Central Asia Tbk PT	585,800	1,299,149
Bank Mandiri Persero Tbk PT	1,106,600	448,645
Bank Negara Indonesia Persero Tbk PT	460,400	167,552
Bank Rakyat Indonesia Persero Tbk PT	3,305,500	941,872
Barito Pacific Tbk PT	1,697,500	105,638
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Charoen Pokphand Indonesia Tbk PT	436,800	$204,737
Gudang Garam Tbk PT (A)	30,400	69,977
Indah Kiat Pulp & Paper Tbk PT	163,800	96,027
Indocement Tunggal Prakarsa Tbk PT	86,600	72,256
Indofood CBP Sukses Makmur Tbk PT	135,000	76,768
Indofood Sukses Makmur Tbk PT	258,700	112,700
Kalbe Farma Tbk PT	1,245,600	125,499
Merdeka Copper Gold Tbk PT (A)	561,000	102,165
Perusahaan Gas Negara Tbk PT (A)	665,200	52,560
Sarana Menara Nusantara Tbk PT	1,375,700	113,097
Semen Indonesia Persero Tbk PT	178,400	120,480
Telkom Indonesia Persero Tbk PT	2,970,800	681,139
Unilever Indonesia Tbk PT	437,900	177,089
United Tractors Tbk PT	99,600	152,131
		5,713,850
Ireland - 0.7%
CRH PLC	51,010	2,668,693
DCC PLC	6,327	537,239
Experian PLC	58,608	2,245,492
Flutter Entertainment PLC (A)	5,091	951,352
Flutter Entertainment PLC (London Stock Exchange) (A)	5,489	1,027,179
James Hardie Industries PLC, CHESS Depositary Interest	28,056	918,343
Kerry Group PLC, Class A	10,290	1,392,265
Kingspan Group PLC	12,397	1,178,344
Smurfit Kappa Group PLC	7,805	413,481
Smurfit Kappa Group PLC (London Stock Exchange)	8,098	430,397
		11,762,785
Isle of Man - 0.0%
Entain PLC (A)	37,554	878,071
Israel - 0.3%
Azrieli Group, Ltd.	2,251	171,062
Bank Hapoalim BM (A)	57,243	502,044
Bank Leumi Le-Israel BM (A)	73,410	589,103
Check Point Software Technologies, Ltd. (A)	5,500	643,390
CyberArk Software, Ltd. (A)	1,900	240,426
ICL Group, Ltd.	35,043	249,014
Israel Discount Bank, Ltd., Class A (A)	60,969	312,527
Mizrahi Tefahot Bank, Ltd. (A)	7,295	220,521
Nice, Ltd. (A)	3,073	683,853
Teva Pharmaceutical Industries, Ltd., ADR (A)	53,300	554,320
Wix.com, Ltd. (A)	2,700	701,622
		4,867,882
Italy - 1.3%
Amplifon SpA	7,652	359,526
Assicurazioni Generali SpA	71,070	1,459,617
Atlantia SpA (A)	30,557	582,568
Davide Campari-Milano NV	35,774	459,218
DiaSorin SpA	1,560	274,146
Enel SpA	505,431	5,012,526
Eni SpA	156,386	1,921,365
Ferrari NV	7,792	1,643,015
FinecoBank Banca Fineco SpA (A)	37,396	622,701
Infrastrutture Wireless Italiane SpA (B)(C)	20,219	226,441
Intesa Sanpaolo SpA	1,026,951	3,015,106
Mediobanca Banca di Credito Finanziario SpA (A)	38,857	462,668

38

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Moncler SpA	11,986	$846,784
Nexi SpA (A)(C)	27,270	553,458
Poste Italiane SpA (C)	33,132	464,543
Prysmian SpA	14,883	513,834
Recordati Industria Chimica e Farmaceutica SpA	6,343	353,523
Snam SpA (B)	122,773	722,505
Telecom Italia SpA	535,133	286,510
Telecom Italia SpA, Savings Shares	360,938	206,258
Terna SpA	85,660	654,544
UniCredit SpA	130,856	1,672,697
		22,313,553
Japan - 15.7%
ABC-Mart, Inc.	2,200	126,268
Acom Company, Ltd.	26,200	119,442
Advantest Corp.	13,700	1,202,383
Aeon Company, Ltd.	44,700	1,207,005
Aeon Mall Company, Ltd.	6,900	110,027
AGC, Inc.	13,300	581,438
Air Water, Inc.	12,700	215,916
Aisin Corp.	11,100	483,983
Ajinomoto Company, Inc.	32,000	743,739
Alfresa Holdings Corp.	12,700	196,304
Amada Company, Ltd.	22,200	239,820
ANA Holdings, Inc. (A)	10,500	253,055
Asahi Group Holdings, Ltd.	31,400	1,517,861
Asahi Intecc Company, Ltd.	13,200	328,153
Asahi Kasei Corp.	86,400	970,146
Astellas Pharma, Inc.	127,800	2,039,177
Azbil Corp.	8,400	339,192
Bandai Namco Holdings, Inc.	13,700	983,583
Bridgestone Corp.	36,700	1,625,533
Brother Industries, Ltd.	15,400	327,763
Calbee, Inc.	5,800	134,864
Canon, Inc.	68,600	1,636,300
Capcom Company, Ltd.	12,000	385,664
Casio Computer Company, Ltd.	13,300	232,278
Central Japan Railway Company	9,900	1,480,796
Chubu Electric Power Company, Inc.	43,800	522,718
Chugai Pharmaceutical Company, Ltd.	46,000	1,740,648
Coca-Cola Bottlers Japan Holdings, Inc.	8,200	137,854
Concordia Financial Group, Ltd.	71,900	272,396
Cosmos Pharmaceutical Corp. (B)	1,400	196,249
CyberAgent, Inc.	27,600	548,884
Dai Nippon Printing Company, Ltd.	16,700	362,055
Daifuku Company, Ltd.	7,000	603,027
Dai-ichi Life Holdings, Inc.	75,200	1,573,194
Daiichi Sankyo Company, Ltd.	116,700	2,678,047
Daikin Industries, Ltd.	17,100	3,419,601
Daito Trust Construction Company, Ltd.	4,500	489,961
Daiwa House Industry Company, Ltd.	38,900	1,132,450
Daiwa House REIT Investment Corp.	132	360,717
Daiwa Securities Group, Inc.	100,800	583,089
Denso Corp.	29,700	2,027,253
Dentsu Group, Inc.	14,800	515,058
Disco Corp.	1,900	577,659
East Japan Railway Company	20,700	1,464,176
Eisai Company, Ltd.	17,300	1,160,458
ENEOS Holdings, Inc.	207,800	858,185
FANUC Corp.	13,200	3,164,574
Fast Retailing Company, Ltd.	4,000	3,252,285
Fuji Electric Company, Ltd.	8,700	408,372
FUJIFILM Holdings Corp.	24,800	1,707,483
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fujitsu, Ltd.	13,500	$2,202,154
Fukuoka Financial Group, Inc.	11,800	225,022
GLP J-REIT	280	475,924
GMO Payment Gateway, Inc.	2,800	334,900
Hakuhodo DY Holdings, Inc.	15,900	270,364
Hamamatsu Photonics KK	9,600	586,972
Hankyu Hanshin Holdings, Inc.	15,500	485,951
Harmonic Drive Systems, Inc.	3,000	164,176
Hikari Tsushin, Inc.	1,500	297,422
Hino Motors, Ltd.	19,900	189,815
Hirose Electric Company, Ltd.	2,200	314,660
Hisamitsu Pharmaceutical Company, Inc.	3,500	193,881
Hitachi Construction Machinery Company, Ltd.	7,400	250,423
Hitachi Metals, Ltd. (A)	14,700	283,084
Hitachi, Ltd.	66,600	3,509,099
Honda Motor Company, Ltd.	112,200	3,506,429
Hoshizaki Corp.	3,500	316,786
Hoya Corp.	25,700	3,377,014
Hulic Company, Ltd.	20,300	228,885
Ibiden Company, Ltd.	7,300	337,016
Idemitsu Kosan Company, Ltd.	12,797	303,751
Iida Group Holdings Company, Ltd.	10,200	274,274
Inpex Corp.	71,200	486,124
Isuzu Motors, Ltd.	38,100	515,413
Ito En, Ltd.	3,600	204,144
ITOCHU Corp.	92,500	2,789,435
Itochu Techno-Solutions Corp.	6,300	199,925
Japan Airlines Company, Ltd. (A)	9,700	220,241
Japan Airport Terminal Company, Ltd. (A)	4,000	182,496
Japan Exchange Group, Inc.	35,200	820,545
Japan Metropolitan Fund Investment Corp.	481	481,142
Japan Post Bank Company, Ltd.	26,300	226,707
Japan Post Holdings Company, Ltd. (A)	109,500	922,934
Japan Post Insurance Company, Ltd.	16,100	320,119
Japan Real Estate Investment Corp.	89	539,540
Japan Tobacco, Inc.	82,400	1,636,899
JFE Holdings, Inc.	33,600	453,551
JSR Corp.	14,000	426,533
Kajima Corp.	31,200	432,848
Kakaku.com, Inc.	9,100	270,843
Kansai Paint Company, Ltd.	12,200	330,084
Kao Corp.	33,000	2,025,985
KDDI Corp.	110,800	3,777,030
Keihan Holdings Company, Ltd.	6,400	205,309
Keikyu Corp.	14,700	192,527
Keio Corp.	7,000	444,489
Keisei Electric Railway Company, Ltd.	8,800	280,311
Keyence Corp.	12,500	6,178,947
Kikkoman Corp.	10,000	660,095
Kintetsu Group Holdings Company, Ltd. (A)	11,600	410,884
Kirin Holdings Company, Ltd.	56,300	1,137,738
Kobayashi Pharmaceutical Company, Ltd.	3,300	292,562
Kobe Bussan Company, Ltd.	8,400	213,349
Koei Tecmo Holdings Company, Ltd.	3,940	184,803
Koito Manufacturing Company, Ltd.	7,200	473,740
Komatsu, Ltd.	60,300	1,817,769
Konami Holdings Corp.	6,400	413,021
Kose Corp.	2,300	366,981
Kubota Corp.	70,600	1,624,064

39

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kuraray Company, Ltd.	22,000	$232,725
Kurita Water Industries, Ltd.	6,800	322,257
Kyocera Corp.	22,100	1,358,551
Kyowa Kirin Company, Ltd.	18,500	562,634
Kyushu Electric Power Company, Inc.	25,600	208,966
Kyushu Railway Company	10,000	229,810
Lasertec Corp.	5,100	898,419
Lawson, Inc.	3,300	150,985
Lion Corp.	15,200	267,736
Lixil Corp.	18,300	496,230
M3, Inc.	30,300	2,035,442
Makita Corp.	15,300	729,400
Marubeni Corp.	113,100	1,009,864
Marui Group Company, Ltd.	13,000	249,134
Mazda Motor Corp. (A)	39,000	341,636
McDonald's Holdings Company Japan, Ltd.	4,400	197,278
Medipal Holdings Corp.	12,400	236,301
MEIJI Holdings Company, Ltd.	7,800	484,770
Mercari, Inc. (A)	5,900	279,706
MINEBEA MITSUMI, Inc.	25,000	682,822
MISUMI Group, Inc.	19,400	626,880
Mitsubishi Chemical Holdings Corp.	87,600	707,988
Mitsubishi Corp.	91,700	2,507,300
Mitsubishi Electric Corp.	125,500	1,956,597
Mitsubishi Estate Company, Ltd.	81,500	1,337,030
Mitsubishi Gas Chemical Company, Inc.	11,000	258,492
Mitsubishi HC Capital, Inc.	45,900	258,502
Mitsubishi Heavy Industries, Ltd.	22,000	677,487
Mitsubishi UFJ Financial Group, Inc.	838,400	4,815,048
Mitsui & Company, Ltd.	112,100	2,479,481
Mitsui Chemicals, Inc.	12,600	426,204
Mitsui Fudosan Company, Ltd.	63,100	1,494,531
Miura Company, Ltd.	5,900	269,588
Mizuho Financial Group, Inc.	165,090	2,558,017
MonotaRO Company, Ltd.	17,100	398,396
MS&AD Insurance Group Holdings, Inc.	31,300	958,902
Murata Manufacturing Company, Ltd.	39,400	2,984,447
Nabtesco Corp.	7,900	367,087
Nagoya Railroad Company, Ltd. (A)	12,400	241,822
NEC Corp.	17,800	832,009
Nexon Company, Ltd.	33,300	789,588
NGK Insulators, Ltd.	17,900	317,053
NGK Spark Plug Company, Ltd.	10,500	166,677
NH Foods, Ltd.	5,700	229,824
Nidec Corp.	30,700	3,520,303
Nihon M&A Center, Inc.	20,800	506,075
Nintendo Company, Ltd.	7,700	4,767,961
Nippon Building Fund, Inc.	101	645,770
Nippon Express Company, Ltd.	5,000	404,274
Nippon Paint Holdings Company, Ltd.	50,000	727,921
Nippon Prologis REIT, Inc. (B)	141	436,513
Nippon Sanso Holdings Corp.	10,500	207,856
Nippon Shinyaku Company, Ltd.	3,100	223,016
Nippon Steel Corp.	55,500	1,056,693
Nippon Telegraph & Telephone Corp.	88,500	2,396,606
Nippon Yusen KK	10,600	431,858
Nissan Chemical Corp.	8,500	444,871
Nissan Motor Company, Ltd. (A)	159,000	799,781
Nisshin Seifun Group, Inc.	13,400	203,108
Nissin Foods Holdings Company, Ltd.	4,300	311,787
Nitori Holdings Company, Ltd.	5,400	933,217
Nitto Denko Corp.	11,000	868,078
Nomura Holdings, Inc.	218,300	1,197,356
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nomura Real Estate Holdings, Inc.	8,200	$215,060
Nomura Real Estate Master Fund, Inc.	290	456,261
Nomura Research Institute, Ltd.	21,900	697,750
NSK, Ltd.	24,800	239,540
NTT Data Corp.	43,400	701,735
Obayashi Corp.	45,400	385,861
Obic Company, Ltd.	4,800	899,179
Odakyu Electric Railway Company, Ltd.	20,000	525,743
Oji Holdings Corp.	59,000	353,309
Olympus Corp.	80,000	1,704,332
Omron Corp.	12,700	1,004,793
Ono Pharmaceutical Company, Ltd.	25,300	576,600
Oracle Corp. Japan (B)	2,600	235,134
Oriental Land Company, Ltd.	13,700	2,028,098
ORIX Corp.	91,000	1,607,687
Orix JREIT, Inc.	179	328,358
Osaka Gas Company, Ltd.	25,200	482,110
Otsuka Corp.	7,100	383,595
Otsuka Holdings Company, Ltd.	26,900	1,127,853
Pan Pacific International Holdings Corp.	28,100	561,944
Panasonic Corp.	151,800	1,724,094
PeptiDream, Inc. (A)	6,400	295,312
Persol Holdings Company, Ltd.	12,300	238,803
Pigeon Corp.	7,900	227,707
Pola Orbis Holdings, Inc.	6,200	161,712
Rakuten Group, Inc.	58,700	679,887
Recruit Holdings Company, Ltd.	93,000	4,766,812
Renesas Electronics Corp. (A)	53,700	562,710
Resona Holdings, Inc.	148,400	638,392
Ricoh Company, Ltd.	46,000	548,280
Rinnai Corp.	2,400	238,559
Rohm Company, Ltd.	6,000	562,072
Ryohin Keikaku Company, Ltd.	16,300	313,337
Santen Pharmaceutical Company, Ltd.	24,700	329,212
SBI Holdings, Inc.	17,000	432,616
SCSK Corp.	3,600	214,529
Secom Company, Ltd.	14,400	1,138,190
Sega Sammy Holdings, Inc.	11,700	150,046
Seibu Holdings, Inc. (A)	14,100	162,088
Seiko Epson Corp.	19,300	350,547
Sekisui Chemical Company, Ltd.	24,700	430,638
Sekisui House, Ltd.	42,300	890,243
Seven & i Holdings Company, Ltd.	51,700	2,275,311
SG Holdings Company, Ltd.	21,900	485,458
Sharp Corp.	14,500	270,369
Shimadzu Corp.	15,200	539,372
Shimamura Company, Ltd.	1,500	143,995
Shimano, Inc.	5,000	1,138,622
Shimizu Corp.	38,200	311,316
Shin-Etsu Chemical Company, Ltd.	24,400	4,226,912
Shinsei Bank, Ltd.	10,800	173,933
Shionogi & Company, Ltd.	18,200	929,953
Shiseido Company, Ltd.	27,400	1,979,997
SMC Corp.	3,900	2,346,442
SoftBank Corp.	196,700	2,522,093
SoftBank Group Corp.	107,600	8,196,192
Sohgo Security Services Company, Ltd.	4,800	224,431
Sompo Holdings, Inc.	23,500	945,448
Sony Group Corp.	86,500	8,601,267
Square Enix Holdings Company, Ltd.	6,200	333,191
Stanley Electric Company, Ltd.	9,000	269,958
Subaru Corp.	42,300	825,063
SUMCO Corp.	18,100	417,920
Sumitomo Chemical Company, Ltd.	103,400	573,453

40

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Corp.	81,400	$1,150,440
Sumitomo Dainippon Pharma Company, Ltd.	12,300	236,027
Sumitomo Electric Industries, Ltd.	52,100	802,086
Sumitomo Metal Mining Company, Ltd.	15,900	710,048
Sumitomo Mitsui Financial Group, Inc.	89,400	3,268,520
Sumitomo Mitsui Trust Holdings, Inc.	22,900	800,583
Sumitomo Realty & Development Company, Ltd.	21,400	727,229
Sundrug Company, Ltd.	4,900	166,243
Suntory Beverage & Food, Ltd.	9,500	354,505
Suzuken Company, Ltd.	4,600	144,840
Suzuki Motor Corp.	25,300	1,104,044
Sysmex Corp.	11,500	1,192,508
T&D Holdings, Inc.	38,900	529,143
Taiheiyo Cement Corp.	8,100	188,368
Taisei Corp.	13,200	466,241
Taisho Pharmaceutical Holdings Company, Ltd.	2,300	131,229
Takeda Pharmaceutical Company, Ltd.	107,996	3,690,372
TDK Corp.	8,900	1,120,784
Teijin, Ltd.	12,200	200,774
Terumo Corp.	44,300	1,710,257
The Bank of Kyoto, Ltd.	4,000	202,102
The Chiba Bank, Ltd.	37,200	241,625
The Chugoku Electric Power Company, Inc.	18,800	182,300
The Kansai Electric Power Company, Inc.	48,000	453,471
The Shizuoka Bank, Ltd.	28,300	226,705
THK Company, Ltd.	8,200	270,411
TIS, Inc.	15,200	390,017
Tobu Railway Company, Ltd.	12,600	323,260
Toho Company, Ltd.	7,700	321,061
Toho Gas Company, Ltd.	5,000	277,203
Tohoku Electric Power Company, Inc.	28,200	229,847
Tokio Marine Holdings, Inc.	44,100	2,066,940
Tokyo Century Corp.	3,000	176,034
Tokyo Electric Power Company Holdings, Inc. (A)	99,000	309,893
Tokyo Electron, Ltd.	10,300	4,519,114
Tokyo Gas Company, Ltd.	25,500	505,003
Tokyu Corp.	34,100	457,426
Tokyu Fudosan Holdings Corp.	42,300	253,909
Toppan Printing Company, Ltd.	18,100	316,099
Toray Industries, Inc.	96,300	635,429
Toshiba Corp.	26,500	1,116,504
Tosoh Corp.	18,200	323,604
TOTO, Ltd.	9,700	533,610
Toyo Suisan Kaisha, Ltd.	6,000	244,578
Toyoda Gosei Company, Ltd.	4,300	109,758
Toyota Industries Corp.	10,100	874,143
Toyota Motor Corp.	145,600	12,083,180
Toyota Tsusho Corp.	14,800	674,841
Trend Micro, Inc.	9,000	457,075
Tsuruha Holdings, Inc.	2,500	304,137
Unicharm Corp.	27,700	1,099,804
United Urban Investment Corp. (B)	204	292,179
USS Company, Ltd.	15,000	264,096
Welcia Holdings Company, Ltd.	6,400	197,146
West Japan Railway Company	11,100	634,101
Yakult Honsha Company, Ltd.	8,700	469,023
Yamada Holdings Company, Ltd.	49,300	240,490
Yamaha Corp.	9,200	554,209
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yamaha Motor Company, Ltd.	19,400	$569,501
Yamato Holdings Company, Ltd.	20,100	549,184
Yamazaki Baking Company, Ltd.	8,200	123,763
Yaskawa Electric Corp.	16,500	781,748
Yokogawa Electric Corp.	15,900	257,410
Z Holdings Corp.	182,300	869,558
ZOZO, Inc.	7,400	251,765
		278,469,793
Jordan - 0.0%
Hikma Pharmaceuticals PLC	10,959	379,596
Luxembourg - 0.2%
ArcelorMittal SA	46,001	1,487,784
Aroundtown SA	63,651	536,870
Eurofins Scientific SE	8,499	910,552
Reinet Investments SCA	8,852	184,847
SES SA	24,408	203,137
Tenaris SA	31,407	358,636
		3,681,826
Macau - 0.0%
Sands China, Ltd. (A)	154,000	703,765
Wynn Macau, Ltd. (A)	97,600	169,029
		872,794
Malaysia - 0.4%
AMMB Holdings BHD	117,000	81,788
Axiata Group BHD	190,600	170,437
CIMB Group Holdings BHD	454,100	477,865
Dialog Group BHD	285,400	202,247
DiGi.Com BHD	212,400	220,787
Fraser & Neave Holdings BHD	9,900	64,378
Gamuda BHD (A)	124,200	97,880
Genting BHD	149,400	177,414
Genting Malaysia BHD	203,100	136,104
Genting Plantations BHD	17,800	34,757
HAP Seng Consolidated BHD	43,200	86,689
Hartalega Holdings BHD	120,800	268,576
Hong Leong Bank BHD	47,400	213,179
Hong Leong Financial Group BHD	16,300	70,348
IHH Healthcare BHD	153,200	197,805
IOI Corp. BHD	176,500	175,497
Kossan Rubber Industries	90,100	89,384
Kuala Lumpur Kepong BHD	30,700	165,325
Malayan Banking BHD	271,000	537,345
Malaysia Airports Holdings BHD (A)	74,000	98,450
Maxis BHD	162,900	187,114
MISC BHD	95,800	159,569
Nestle Malaysia BHD	4,500	148,561
Petronas Chemicals Group BHD	170,400	335,254
Petronas Dagangan BHD	19,300	90,097
Petronas Gas BHD	54,400	213,178
PPB Group BHD	45,700	205,851
Press Metal Aluminium Holdings BHD	197,700	248,613
Public Bank BHD	1,028,900	1,062,829
QL Resources BHD	74,050	107,477
RHB Bank BHD	110,300	143,301
Sime Darby BHD	196,000	108,002
Sime Darby Plantation BHD	143,100	157,118
Supermax Corp. BHD	106,384	108,846
Telekom Malaysia BHD	79,500	119,213
Tenaga Nasional BHD	159,500	385,381
Top Glove Corp. BHD	345,400	424,781
Westports Holdings BHD	56,200	58,434
		7,829,874

41

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico - 0.5%
America Movil SAB de CV, Series L	1,899,800	$1,457,423
Arca Continental SAB de CV	23,900	132,759
Becle SAB de CV	30,300	75,788
Cemex SAB de CV, Series CPO (A)	839,748	693,958
Coca-Cola Femsa SAB de CV	29,385	143,620
Fibra Uno Administracion SA de CV	173,400	203,278
Fomento Economico Mexicano SAB de CV	107,600	882,279
Fresnillo PLC	11,476	146,354
Gruma SAB de CV, Class B	12,180	131,174
Grupo Aeroportuario del Pacifico SAB de CV, B Shares (A)	21,100	222,356
Grupo Aeroportuario del Sureste SAB de CV, B Shares	11,535	203,979
Grupo Bimbo SAB de CV, Series A	86,900	188,913
Grupo Carso SAB de CV, Series A1 (A)	25,500	76,687
Grupo Financiero Banorte SAB de CV, Series O	143,200	976,762
Grupo Financiero Inbursa SAB de CV, Series O (A)	126,500	125,115
Grupo Mexico SAB de CV, Series B	171,400	822,665
Grupo Televisa SAB, Series CPO	134,700	350,512
Industrias Penoles SAB de CV (A)	7,185	107,230
Infraestructura Energetica Nova SAB de CV (A)(B)	28,500	117,417
Kimberly-Clark de Mexico SAB de CV, Class A	83,500	150,458
Megacable Holdings SAB de CV, Series CPO	17,200	64,506
Orbia Advance Corp. SAB de CV	57,635	162,650
Promotora y Operadora de Infraestructura SAB de CV	12,760	102,135
Telesites SAB de CV (A)(B)	74,200	71,227
Wal-Mart de Mexico SAB de CV	289,100	922,978
		8,532,223
Netherlands - 3.3%
ABN AMRO Bank NV (A)(C)	26,298	352,129
Adyen NV (A)(C)	1,131	2,617,664
Aegon NV	115,721	548,603
Akzo Nobel NV	12,057	1,539,374
Argenx SE (A)	3,166	884,412
ASM International NV	2,955	924,204
ASML Holding NV	26,472	17,884,268
EXOR NV	6,867	591,214
Heineken Holding NV	7,076	716,310
Heineken NV	16,130	1,930,824
ING Groep NV	242,561	3,394,189
JDE Peet's NV (A)	4,583	180,708
Just Eat Takeaway.com NV (A)(C)	7,819	706,568
Koninklijke Ahold Delhaize NV	68,237	1,986,543
Koninklijke DSM NV	10,706	1,972,793
Koninklijke KPN NV	221,602	740,782
Koninklijke Philips NV	56,672	3,202,337
Koninklijke Vopak NV	4,125	195,471
NN Group NV	19,003	967,218
Prosus NV (A)	30,290	3,138,157
QIAGEN NV (A)	14,602	723,991
Randstad NV	7,419	577,734
Royal Dutch Shell PLC, A Shares	262,162	5,002,838
Royal Dutch Shell PLC, B Shares	238,131	4,329,501
Stellantis NV	127,715	2,504,193
Topicus.com, Inc. (A)	287	18,326
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Wolters Kluwer NV	16,518	$1,586,342
		59,216,693
New Zealand - 0.2%
a2 Milk Company, Ltd. (A)	58,767	250,348
Auckland International Airport, Ltd. (A)	100,453	530,441
Fisher & Paykel Healthcare Corp., Ltd.	45,668	966,676
Mercury NZ, Ltd.	54,728	259,066
Meridian Energy, Ltd.	102,374	381,512
Ryman Healthcare, Ltd.	32,060	302,903
Spark New Zealand, Ltd.	147,803	481,099
Xero, Ltd. (A)	7,634	766,481
		3,938,526
Norway - 0.4%
Adevinta ASA (A)	13,738	266,464
DNB ASA	54,259	1,210,987
Equinor ASA (B)	56,524	1,229,716
Gjensidige Forsikring ASA	12,020	270,783
Mowi ASA	25,415	661,702
Norsk Hydro ASA	77,920	504,833
Orkla ASA	43,409	452,691
Schibsted ASA, B Shares	5,419	224,255
Schibsted ASA, Class A	4,613	224,839
Telenor ASA (B)	40,354	702,698
Yara International ASA	10,092	538,350
		6,287,318
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR (A)	19,000	218,880
Credicorp, Ltd. (A)	6,053	832,106
Southern Copper Corp.	7,700	536,998
		1,587,984
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	108,730	90,895
Aboitiz Power Corp.	82,000	40,136
Ayala Corp.	16,150	263,083
Ayala Land, Inc.	464,380	335,083
Bank of the Philippine Islands	104,720	183,853
BDO Unibank, Inc.	111,260	236,914
Globe Telecom, Inc.	1,820	68,964
GT Capital Holdings, Inc.	5,443	67,152
International Container Terminal Services, Inc.	57,020	174,429
JG Summit Holdings, Inc.	170,012	206,940
Jollibee Foods Corp.	24,840	99,237
Manila Electric Company	12,270	72,896
Megaworld Corp.	698,500	45,716
Metro Pacific Investments Corp.	742,700	61,047
Metropolitan Bank & Trust Company	105,489	107,914
PLDT, Inc.	4,990	137,618
Puregold Price Club, Inc.	55,910	45,925
SM Investments Corp.	13,800	282,996
SM Prime Holdings, Inc.	574,000	442,849
Universal Robina Corp.	49,930	148,258
		3,111,905
Poland - 0.2%
Allegro.eu SA (A)(C)	25,538	406,116
Bank Polska Kasa Opieki SA (A)	13,184	342,387
CD Projekt SA	4,798	232,640
Cyfrowy Polsat SA	19,507	162,762
Dino Polska SA (A)(C)	3,491	270,578
KGHM Polska Miedz SA (A)	9,996	551,603
LPP SA (A)	91	283,580

42

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
Orange Polska SA (A)	45,761	$83,608
PGE Polska Grupa Energetyczna SA (A)	60,687	167,791
Polski Koncern Naftowy ORLEN SA	21,288	462,742
Polskie Gornictwo Naftowe i Gazownictwo SA	125,111	224,387
Powszechna Kasa Oszczednosci Bank Polski SA (A)	62,768	679,223
Powszechny Zaklad Ubezpieczen SA (A)	44,344	444,906
Santander Bank Polska SA (A)	2,537	186,874
		4,499,197
Portugal - 0.1%
EDP - Energias de Portugal SA	198,002	1,152,613
Galp Energia SGPS SA	35,549	445,776
Jeronimo Martins SGPS SA	17,220	333,118
		1,931,507
Romania - 0.0%
NEPI Rockcastle PLC	23,780	165,565
Singapore - 0.6%
Ascendas Real Estate Investment Trust	184,800	406,252
BOC Aviation, Ltd. (C)	15,000	135,228
CapitaLand Integrated Commercial Trust	260,636	403,532
CapitaLand, Ltd.	154,100	426,023
City Developments, Ltd.	26,600	153,312
DBS Group Holdings, Ltd.	104,100	2,391,866
Genting Singapore, Ltd.	357,800	228,378
Jardine Cycle & Carriage, Ltd.	600	10,049
Keppel Corp., Ltd.	85,200	344,965
Mapletree Commercial Trust	123,400	192,933
Mapletree Logistics Trust	163,900	245,078
Oversea-Chinese Banking Corp., Ltd.	197,900	1,869,448
Singapore Airlines, Ltd. (A)	76,700	287,570
Singapore Exchange, Ltd.	46,800	367,357
Singapore Technologies Engineering, Ltd.	89,700	263,573
Singapore Telecommunications, Ltd.	475,660	869,527
Suntec Real Estate Investment Trust	109,900	120,395
United Overseas Bank, Ltd.	68,900	1,368,081
UOL Group, Ltd.	26,300	147,485
Venture Corp., Ltd.	15,900	231,280
Wilmar International, Ltd.	113,000	408,872
		10,871,204
South Africa - 1.1%
Absa Group, Ltd. (A)	42,846	444,126
African Rainbow Minerals, Ltd.	6,723	127,752
Anglo American Platinum, Ltd.	3,105	391,127
AngloGold Ashanti, Ltd.	24,175	576,349
Aspen Pharmacare Holdings, Ltd. (A)	22,894	272,382
Bid Corp., Ltd. (A)	19,724	417,330
Capitec Bank Holdings, Ltd.	4,067	488,152
Clicks Group, Ltd.	14,364	270,185
Discovery, Ltd. (A)	24,501	254,071
Exxaro Resources, Ltd.	15,067	166,058
FirstRand, Ltd.	283,181	1,159,726
Gold Fields, Ltd.	51,250	621,293
Growthpoint Properties, Ltd.	191,345	202,946
Harmony Gold Mining Company, Ltd.	31,153	159,688
Impala Platinum Holdings, Ltd.	46,228	798,271
Kumba Iron Ore, Ltd.	3,786	168,692
Momentum Metropolitan Holdings	7,680	10,967
Mr. Price Group, Ltd.	15,060	252,938
MTN Group, Ltd. (A)	100,767	741,126
MultiChoice Group	25,941	257,211
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Naspers, Ltd., N Shares	25,757	$5,677,538
Nedbank Group, Ltd. (A)	22,772	264,367
Northam Platinum, Ltd. (A)	20,952	336,856
Old Mutual, Ltd.	282,722	293,284
Rand Merchant Investment Holdings, Ltd.	51,551	121,591
Remgro, Ltd. (B)	30,758	270,217
Sanlam, Ltd.	106,626	456,206
Sasol, Ltd. (A)	33,608	548,007
Shoprite Holdings, Ltd.	29,425	326,007
Sibanye Stillwater, Ltd.	163,433	745,048
Standard Bank Group, Ltd.	75,841	732,344
The Bidvest Group, Ltd.	16,882	238,225
The SPAR Group, Ltd.	10,944	150,639
Tiger Brands, Ltd.	9,465	154,825
Vodacom Group, Ltd.	37,842	362,708
Woolworths Holdings, Ltd. (A)	58,202	235,169
		18,693,421
South Korea - 3.5%
Alteogen, Inc. (A)	1,678	106,286
Amorepacific Corp.	1,950	501,248
AMOREPACIFIC Group	1,815	123,887
BGF retail Company, Ltd.	477	76,532
BNK Financial Group, Inc.	1,824	12,994
Celltrion Healthcare Company, Ltd. (A)	4,201	452,796
Celltrion Pharm, Inc. (A)	999	123,496
Celltrion, Inc. (A)	5,805	1,422,099
Cheil Worldwide, Inc.	4,238	91,347
CJ CheilJedang Corp.	519	219,808
CJ Corp.	997	97,829
CJ ENM Company, Ltd.	684	95,990
CJ Logistics Corp. (A)	548	83,533
Coway Company, Ltd.	2,953	215,052
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	2,362	71,394
DB Insurance Company, Ltd.	3,325	150,788
DL E&C Company, Ltd. (A)	114	13,702
Doosan Bobcat, Inc. (A)	3,131	141,925
Doosan Heavy Industries & Construction Company, Ltd. (A)	11,824	189,225
Douzone Bizon Company, Ltd.	1,171	88,495
E-MART, Inc.	1,202	168,148
Fila Holdings Corp.	3,016	148,275
GS Engineering & Construction Corp.	3,805	151,328
GS Holdings Corp.	3,020	125,128
GS Retail Company, Ltd.	1,708	56,997
Hana Financial Group, Inc.	18,313	747,577
Hankook Tire & Technology Company, Ltd.	4,635	200,627
Hanmi Pharm Company, Ltd.	409	129,310
Hanon Systems	11,168	169,429
HLB, Inc. (A)	5,447	164,394
Hotel Shilla Company, Ltd.	1,893	165,211
Hyundai Engineering & Construction Company, Ltd.	4,943	248,324
Hyundai Glovis Company, Ltd.	1,157	198,249
Hyundai Heavy Industries Holdings Company, Ltd.	2,865	178,899
Hyundai Marine & Fire Insurance Company, Ltd.	4,328	95,264
Hyundai Mobis Company, Ltd.	4,029	1,004,221
Hyundai Motor Company	9,057	1,879,673
Hyundai Steel Company	5,321	253,829

43

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Industrial Bank of Korea	17,408	$169,249
Kakao Corp.	17,259	1,886,874
Kangwon Land, Inc. (A)	6,505	162,802
KB Financial Group, Inc.	24,029	1,231,144
Kia Corp.	15,892	1,202,211
KMW Company, Ltd. (A)	1,560	70,549
Korea Aerospace Industries, Ltd.	4,516	136,934
Korea Electric Power Corp.	15,655	356,952
Korea Gas Corp. (A)	1,759	52,295
Korea Investment Holdings Company, Ltd.	2,655	248,274
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	2,371	303,960
Korea Zinc Company, Ltd.	524	216,485
Korean Air Lines Company, Ltd. (A)	9,541	271,575
KT&G Corp.	7,127	534,851
Kumho Petrochemical Company, Ltd.	1,120	234,061
LG Chem, Ltd.	2,765	2,060,580
LG Corp.	5,481	525,599
LG Display Company, Ltd. (A)	14,265	299,796
LG Electronics, Inc.	6,458	877,262
LG Household & Health Care, Ltd.	566	775,884
LG Innotek Company, Ltd.	891	161,018
LG Uplus Corp.	13,440	179,393
Lotte Chemical Corp.	1,053	265,199
Lotte Corp.	1,585	54,554
Lotte Shopping Company, Ltd.	693	72,596
LX Holdings Corp. (A)	2,658	29,194
Meritz Securities Company, Ltd.	19,022	76,163
Mirae Asset Securities Company, Ltd.	20,102	177,516
NAVER Corp.	7,399	2,373,925
NCSoft Corp.	988	754,988
Netmarble Corp. (C)	1,291	158,634
NH Investment & Securities Company, Ltd.	8,335	100,036
Orion Corp.	1,433	152,159
Ottogi Corp.	91	44,195
Pan Ocean Company, Ltd.	17,083	105,797
Pearl Abyss Corp. (A)	1,714	89,443
POSCO	4,490	1,436,074
POSCO Chemical Company, Ltd.	1,613	215,340
S-1 Corp.	964	70,020
Samsung Biologics Company, Ltd. (A)(C)	997	740,057
Samsung C&T Corp.	5,105	630,994
Samsung Card Company, Ltd.	1,844	55,011
Samsung Electro-Mechanics Company, Ltd.	3,407	513,259
Samsung Electronics Company, Ltd.	286,941	20,596,695
Samsung Engineering Company, Ltd. (A)	9,951	172,224
Samsung Fire & Marine Insurance Company, Ltd.	1,934	363,788
Samsung Heavy Industries Company, Ltd. (A)	28,704	151,223
Samsung Life Insurance Company, Ltd.	4,480	333,776
Samsung SDI Company, Ltd.	3,317	1,903,835
Samsung SDS Company, Ltd.	2,105	342,356
Samsung Securities Company, Ltd.	4,335	180,170
Seegene, Inc.	2,222	136,331
Shin Poong Pharmaceutical Company, Ltd.	1,766	103,653
Shinhan Financial Group Company, Ltd.	26,648	1,011,077
Shinsegae, Inc.	449	126,677
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
SK Biopharmaceuticals Company, Ltd. (A)	1,666	$168,686
SK Chemicals Company, Ltd.	462	104,999
SK Holdings Company, Ltd.	2,130	506,058
SK Hynix, Inc.	32,888	3,687,438
SK Innovation Company, Ltd. (A)	3,353	822,322
SK Telecom Company, Ltd.	2,398	684,019
S-Oil Corp. (A)	2,657	226,087
Woori Financial Group, Inc.	32,665	323,303
Yuhan Corp.	3,052	174,858
		62,555,786
Spain - 1.6%
ACS Actividades de Construccion y Servicios SA	15,484	477,269
Aena SME SA (A)(C)	4,402	766,676
Amadeus IT Group SA (A)	29,352	2,214,800
Banco Bilbao Vizcaya Argentaria SA (A)	433,613	2,708,273
Banco Santander SA	1,126,530	4,744,620
CaixaBank SA	231,951	804,154
Cellnex Telecom SA (A)(C)	20,510	1,244,258
Enagas SA	16,166	379,725
Endesa SA	20,723	597,472
Ferrovial SA	31,542	921,489
Grifols SA (B)	19,395	539,869
Iberdrola SA	398,668	5,495,252
Industria de Diseno Textil SA	71,150	2,765,277
Mapfre SA	7,428	17,022
Naturgy Energy Group SA	18,712	489,678
Red Electrica Corp. SA	27,972	560,074
Repsol SA	97,962	1,310,554
Siemens Gamesa Renewable Energy SA	15,481	511,675
Telefonica SA (B)	330,418	1,627,752
		28,175,889
Sweden - 2.1%
Alfa Laval AB	19,594	730,712
Assa Abloy AB, B Shares	61,926	1,906,464
Atlas Copco AB, A Shares	41,593	2,546,671
Atlas Copco AB, B Shares	24,133	1,257,787
Boliden AB	16,911	679,344
Boliden AB, Redemption Shares (A)	16,911	12,178
Electrolux AB, Series B	14,050	399,982
Epiroc AB, A Redemption Shares (A)	41,055	14,807
Epiroc AB, A Shares	41,055	936,496
Epiroc AB, B Redemption Shares (A)	24,065	8,665
Epiroc AB, B Shares	24,065	488,255
EQT AB	14,956	543,461
Essity AB, B Shares	37,690	1,304,530
Evolution AB (C)	9,908	1,848,935
Fastighets AB Balder, B Shares (A)	6,314	397,464
Hennes & Mauritz AB, B Shares (A)	49,870	1,288,933
Hexagon AB, B Shares	121,940	1,745,220
Husqvarna AB, B Shares	25,805	380,094
ICA Gruppen AB	6,085	298,318
Industrivarden AB, A Shares	6,297	256,659
Industrivarden AB, C Shares	10,203	398,692
Investment AB Latour, B Shares	9,108	308,249
Investor AB, B Shares	113,412	2,605,720
Kinnevik AB, B Redemption Shares (A)	15,101	285,503
Kinnevik AB, B Shares (A)	15,101	546,689
L.E. Lundbergforetagen AB, B Shares	4,708	289,099
Lundin Energy AB	11,451	392,619
Nibe Industrier AB, B Shares	77,428	814,938
Sandvik AB	70,052	1,862,168

44

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Securitas AB, B Shares	19,464	$318,679
Skandinaviska Enskilda Banken AB, A Shares	101,256	1,308,393
Skanska AB, B Shares	21,143	597,397
SKF AB, B Shares	23,733	641,836
Svenska Cellulosa AB SCA, B Shares	37,449	626,146
Svenska Handelsbanken AB, A Shares	95,418	1,091,035
Swedbank AB, A Shares	55,527	1,019,345
Swedish Match AB	99,550	922,945
Tele2 AB, B Shares	30,441	414,635
Telefonaktiebolaget LM Ericsson, B Shares	180,577	2,422,002
Telia Company AB	148,563	659,368
Volvo AB, B Shares	88,734	2,338,596
		36,909,029
Switzerland - 4.5%
ABB, Ltd.	84,627	2,884,001
Adecco Group AG	7,068	489,182
Alcon, Inc.	22,612	1,573,305
Baloise Holding AG	2,335	388,728
Banque Cantonale Vaudoise	1,312	123,799
Barry Callebaut AG	132	300,365
Chocoladefabriken Lindt & Spruengli AG	5	500,610
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	47	443,297
Cie Financiere Richemont SA, A Shares	23,964	2,903,016
Clariant AG	9,171	198,242
Coca-Cola HBC AG	12,843	467,346
Credit Suisse Group AG	113,952	1,245,119
EMS-Chemie Holding AG	360	338,057
Geberit AG	1,680	1,219,501
Givaudan SA	421	1,881,607
Glencore PLC (A)	639,961	2,911,200
Holcim, Ltd. (A)	24,149	1,444,802
Julius Baer Group, Ltd.	10,530	715,454
Kuehne + Nagel International AG	2,441	824,090
Logitech International SA	7,494	921,597
Lonza Group AG	3,417	2,208,951
Nestle SA	132,205	16,329,722
Novartis AG	101,993	9,010,134
Partners Group Holding AG	868	1,310,121
Roche Holding AG	32,330	11,317,170
Roche Holding AG, Bearer Shares	1,375	518,950
Schindler Holding AG	743	215,877
Schindler Holding AG, Participation Certificates	1,977	588,177
SGS SA	271	846,672
Sika AG	6,506	2,094,673
Sonova Holding AG (A)	2,520	890,873
STMicroelectronics NV	40,822	1,523,256
Straumann Holding AG	476	745,126
Swiss Life Holding AG	1,480	771,640
Swiss Prime Site AG	3,395	348,638
Swiss Re AG	13,495	1,304,829
Swisscom AG	1,156	653,032
Temenos AG	3,055	471,833
The Swatch Group AG	1,766	122,125
The Swatch Group AG, Bearer Shares	1,434	519,091
UBS Group AG	169,692	2,765,342
Vifor Pharma AG	2,078	303,015
Zurich Insurance Group AG	7,043	2,962,293
		79,594,858
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan - 4.1%
Accton Technology Corp.	32,000	$338,412
Acer, Inc.	181,000	207,118
Advantech Company, Ltd.	23,265	274,122
ASE Technology Holding Company, Ltd.	206,000	818,795
Asia Cement Corp.	134,000	243,689
ASMedia Technology, Inc.	2,000	103,717
Asustek Computer, Inc.	45,000	634,346
AU Optronics Corp.	548,000	460,612
Catcher Technology Company, Ltd.	44,000	289,690
Cathay Financial Holding Company, Ltd.	506,000	1,011,237
Chailease Holding Company, Ltd.	78,752	594,798
Chang Hwa Commercial Bank, Ltd.	319,528	194,553
Cheng Shin Rubber Industry Company, Ltd.	107,000	182,749
Chicony Electronics Company, Ltd.	36,526	101,804
China Development Financial Holding Corp.	803,000	355,590
China Life Insurance Company, Ltd.	133,189	118,298
China Steel Corp.	730,000	961,338
Chunghwa Telecom Company, Ltd.	237,000	966,672
Compal Electronics, Inc.	259,000	217,445
CTBC Financial Holding Company, Ltd.	1,098,000	909,534
Delta Electronics, Inc.	122,000	1,280,067
E.Sun Financial Holding Company, Ltd.	703,803	643,973
Eclat Textile Company, Ltd.	12,340	288,658
Evergreen Marine Corp. Taiwan, Ltd. (A)	151,900	527,137
Far Eastern New Century Corp.	183,000	205,972
Far EasTone Telecommunications Company, Ltd.	95,000	221,055
Feng TAY Enterprise Company, Ltd.	23,920	211,211
First Financial Holding Company, Ltd.	629,318	496,072
Formosa Chemicals & Fibre Corp.	219,000	673,598
Formosa Petrochemical Corp.	70,000	249,044
Formosa Plastics Corp.	241,000	881,580
Foxconn Technology Company, Ltd.	58,000	134,741
Fubon Financial Holding Company, Ltd.	422,000	1,094,772
Giant Manufacturing Company, Ltd.	18,000	216,332
Globalwafers Company, Ltd.	14,000	402,534
Highwealth Construction Corp.	47,600	73,153
Hiwin Technologies Corp.	17,226	228,122
Hon Hai Precision Industry Company, Ltd.	783,800	3,131,798
Hotai Motor Company, Ltd.	18,000	366,005
Hua Nan Financial Holdings Company, Ltd.	496,267	324,743
Innolux Corp. (A)	520,000	416,865
Inventec Corp.	153,000	141,530
Largan Precision Company, Ltd.	7,000	733,272
Lite-On Technology Corp.	131,000	310,274
MediaTek, Inc.	95,000	3,281,973
Mega Financial Holding Company, Ltd.	675,000	805,368
Micro-Star International Company, Ltd.	43,000	257,148
Nan Ya Plastics Corp.	324,000	976,149
Nan Ya Printed Circuit Board Corp.	15,000	168,577
Nanya Technology Corp.	79,000	229,023
Nien Made Enterprise Company, Ltd.	10,000	146,924
Novatek Microelectronics Corp.	37,000	671,944
Oneness Biotech Company, Ltd. (A)	13,000	96,674
Pegatron Corp.	123,000	324,492
Phison Electronics Corp.	10,000	168,008
Pou Chen Corp.	149,000	205,371
Powertech Technology, Inc.	48,000	183,401
President Chain Store Corp.	35,000	330,747
Quanta Computer, Inc.	181,000	573,729

45

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Realtek Semiconductor Corp.	31,000	$554,764
Ruentex Development Company, Ltd.	50,840	95,896
Shin Kong Financial Holding Company, Ltd.	722,988	258,739
SinoPac Financial Holdings Company, Ltd.	618,601	299,797
Synnex Technology International Corp.	83,000	175,582
Taishin Financial Holding Company, Ltd.	604,595	320,314
Taiwan Business Bank	324,891	112,013
Taiwan Cement Corp.	302,988	552,756
Taiwan Cooperative Financial Holding Company, Ltd.	560,470	421,285
Taiwan High Speed Rail Corp.	115,000	119,773
Taiwan Mobile Company, Ltd.	101,000	363,056
Taiwan Semiconductor Manufacturing Company, Ltd.	1,544,816	32,799,813
The Shanghai Commercial & Savings Bank, Ltd.	206,000	336,148
Unimicron Technology Corp.	76,000	285,445
Uni-President Enterprises Corp.	300,000	787,075
United Microelectronics Corp.	742,000	1,394,494
Vanguard International Semiconductor Corp.	57,000	240,115
Walsin Technology Corp.	19,000	141,754
Win Semiconductors Corp.	21,000	246,354
Winbond Electronics Corp.	187,000	227,448
Wistron Corp.	178,040	196,060
Wiwynn Corp.	5,000	163,704
WPG Holdings, Ltd.	97,960	181,996
Yageo Corp.	23,556	414,901
Yuanta Financial Holding Company, Ltd.	616,480	568,767
Zhen Ding Technology Holding, Ltd.	39,000	136,174
		72,050,778
Thailand - 0.5%
Advanced Info Service PCL, NVDR	68,800	371,894
Airports of Thailand PCL, NVDR	246,100	489,887
Asset World Corp. PCL, NVDR (A)	461,100	70,688
B. Grimm Power PCL, NVDR	45,500	63,690
Bangkok Bank PCL, NVDR	31,800	116,485
Bangkok Commercial Asset Management PCL, NVDR	101,500	60,360
Bangkok Dusit Medical Services PCL, NVDR	547,200	375,991
Bangkok Expressway & Metro PCL, NVDR	430,300	110,762
Berli Jucker PCL, NVDR	68,000	74,998
BTS Group Holdings PCL, NVDR	440,500	126,828
Bumrungrad Hospital PCL, NVDR	24,500	102,586
Central Pattana PCL, NVDR	130,800	211,232
Central Retail Corp. PCL, NVDR	104,458	110,969
Charoen Pokphand Foods PCL, NVDR	229,100	199,616
CP ALL PCL, NVDR	336,300	653,273
Delta Electronics Thailand PCL, NVDR	18,200	320,129
Electricity Generating PCL, NVDR	17,000	94,577
Energy Absolute PCL, NVDR	86,500	164,556
Global Power Synergy PCL, NVDR	40,900	94,133
Gulf Energy Development PCL, NVDR	165,500	178,696
Home Product Center PCL, NVDR	333,100	146,949
Indorama Ventures PCL, NVDR	99,900	145,177
Intouch Holdings PCL, NVDR	129,800	265,676
Kasikornbank PCL, NVDR	100,500	384,126
Krung Thai Bank PCL, NVDR	219,500	75,840
Krungthai Card PCL, NVDR	45,100	105,612
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Land & Houses PCL, NVDR	497,500	$127,330
Minor International PCL, NVDR (A)	176,100	177,456
Muangthai Capital PCL, NVDR	43,000	84,487
Osotspa PCL, NVDR	37,300	43,821
PTT Exploration & Production PCL, NVDR	81,700	306,811
PTT Global Chemical PCL, NVDR	131,500	264,704
PTT Oil & Retail Business PCL, NVDR	167,000	161,526
PTT PCL, NVDR	663,400	832,221
Ratch Group PCL, NVDR	46,900	76,128
Sri Trang Gloves Thailand PCL, NVDR	49,800	70,986
Srisawad Corp. PCL, NVDR	43,200	103,851
Thai Oil PCL, NVDR	63,000	119,267
Thai Union Group PCL, NVDR	185,200	104,840
The Siam Cement PCL, NVDR	45,200	639,244
The Siam Commercial Bank PCL, NVDR	49,400	161,110
Total Access Communication PCL, NVDR	39,800	39,453
True Corp. PCL, NVDR	646,600	64,893
		8,492,858
Turkey - 0.1%
Akbank TAS	132,533	81,236
Aselsan Elektronik Sanayi Ve Ticaret AS	30,471	53,548
BIM Birlesik Magazalar AS	19,798	148,569
Eregli Demir ve Celik Fabrikalari TAS	62,061	139,450
Ford Otomotiv Sanayi AS	3,097	62,196
Haci Omer Sabanci Holding AS	42,204	42,513
KOC Holding AS	35,099	76,019
Turk Hava Yollari AO (A)	22,861	34,589
Turkcell Iletisim Hizmetleri AS	54,777	100,973
Turkiye Garanti Bankasi AS	102,410	95,462
Turkiye Is Bankasi AS, Class C	77,678	46,221
Turkiye Petrol Rafinerileri AS (A)	4,898	55,812
Turkiye Sise ve Cam Fabrikalari AS	64,254	59,463
Yapi ve Kredi Bankasi AS	123,438	31,166
		1,027,217
United Arab Emirates - 0.0%
NMC Health PLC (A)	5,577	1,840
United Kingdom - 8.0%
3i Group PLC	62,953	1,107,753
Admiral Group PLC	12,422	517,246
Anglo American PLC	78,693	3,493,425
Ashtead Group PLC	28,946	2,111,533
Associated British Foods PLC (A)	22,936	753,391
AstraZeneca PLC	84,075	9,582,295
Auto Trader Group PLC (A)(C)	60,236	479,322
AVEVA Group PLC	7,289	361,047
Aviva PLC	266,142	1,550,919
BAE Systems PLC	206,768	1,539,984
Barclays PLC	1,107,150	2,875,031
Barratt Developments PLC	65,588	701,975
BP PLC	1,297,237	5,651,074
British American Tobacco PLC	147,064	5,664,187
BT Group PLC (A)	572,563	1,417,263
Bunzl PLC	21,564	698,455
Burberry Group PLC (A)	25,920	784,289
CNH Industrial NV	63,652	1,094,407
Coca-Cola Europacific Partners PLC	13,137	795,051
Compass Group PLC (A)	114,426	2,608,387
Croda International PLC	8,889	879,750
Diageo PLC	149,922	7,229,730
Direct Line Insurance Group PLC	90,594	382,460

46

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Evraz PLC	32,246	$291,184
Ferguson PLC	14,444	1,961,633
GlaxoSmithKline PLC	321,253	6,127,499
Halma PLC	24,118	890,225
Hargreaves Lansdown PLC	21,444	502,499
HSBC Holdings PLC	1,305,917	8,443,819
Imperial Brands PLC	60,770	1,377,821
Informa PLC (A)	95,499	735,178
InterContinental Hotels Group PLC (A)	11,181	778,574
Intertek Group PLC	10,265	789,087
J Sainsbury PLC	112,903	425,004
JD Sports Fashion PLC (A)	32,696	437,654
Johnson Matthey PLC	12,473	538,054
Kingfisher PLC (A)	134,881	684,525
Land Securities Group PLC	44,711	445,056
Legal & General Group PLC	392,811	1,583,616
Lloyds Banking Group PLC	4,543,914	3,213,001
London Stock Exchange Group PLC	20,323	2,180,681
M&G PLC	168,288	581,969
Melrose Industries PLC	309,409	756,244
Mondi PLC	31,199	842,561
National Grid PLC	225,152	3,005,307
Natwest Group PLC	311,634	913,194
Next PLC (A)	8,506	982,290
Ocado Group PLC (A)	31,077	831,460
Pearson PLC	48,150	559,812
Persimmon PLC	20,460	914,810
Phoenix Group Holdings PLC	37,654	393,055
Prudential PLC	168,057	3,575,805
Reckitt Benckiser Group PLC	45,534	4,107,083
RELX PLC	123,473	3,216,094
Rentokil Initial PLC	117,985	791,444
Rio Tinto PLC	71,850	6,178,948
Rolls-Royce Holdings PLC (A)	536,185	812,449
RSA Insurance Group, Ltd.	68,011	660,261
Schroders PLC	8,415	423,858
Segro PLC	76,174	1,126,349
Severn Trent PLC	15,072	523,878
Smith & Nephew PLC	56,168	1,223,497
Smiths Group PLC	25,517	559,608
Spirax-Sarco Engineering PLC	4,675	840,310
SSE PLC	66,513	1,451,688
St. James's Place PLC	35,167	695,705
Standard Chartered PLC	170,097	1,223,773
Standard Life Aberdeen PLC	145,462	566,022
Taylor Wimpey PLC	234,526	568,593
Tesco PLC	493,884	1,563,267
The Berkeley Group Holdings PLC	8,041	532,933
The British Land Company PLC	55,619	401,758
The Sage Group PLC	69,535	646,623
Unilever PLC	178,012	10,669,765
United Utilities Group PLC	43,211	600,743
Vodafone Group PLC	1,720,261	3,118,915
Whitbread PLC (A)	13,027	586,719
Wm Morrison Supermarkets PLC	153,201	384,347
WPP PLC	78,650	1,086,435
		141,601,656
United States - 0.1%
Bausch Health Companies, Inc. (A)	20,202	649,514
Brookfield Renewable Corp., Class A	8,092	345,637
International Flavors & Fragrances, Inc.	0	0
		995,151
TOTAL COMMON STOCKS (Cost $1,267,757,918)		$1,611,695,035
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES - 1.0%
Brazil - 0.4%
Alpargatas SA (A)	10,900	$98,361
Banco Bradesco SA	316,961	1,614,090
Bradespar SA	14,200	190,507
Centrais Eletricas Brasileiras SA, B Shares	17,000	140,033
Cia Energetica de Minas Gerais	68,651	180,463
Cia Paranaense de Energia, B Shares	66,400	82,431
Gerdau SA	69,900	437,906
Itau Unibanco Holding SA	310,100	1,763,007
Itausa SA	282,760	591,378
Lojas Americanas SA	58,100	223,517
Petroleo Brasileiro SA	308,600	1,598,157
		6,919,850
Chile - 0.0%
Embotelladora Andina SA, B Shares	17,683	42,102
Sociedad Quimica y Minera de Chile SA, B Shares	5,579	242,565
		284,667
Colombia - 0.0%
Bancolombia SA	82,489	621,560
Germany - 0.4%
Bayerische Motoren Werke AG	3,524	321,454
FUCHS PETROLUB SE	4,350	223,530
Henkel AG & Company KGaA	11,399	1,312,968
Porsche Automobil Holding SE	9,765	1,086,381
Sartorius AG	2,261	1,122,224
Volkswagen AG	11,867	3,266,979
		7,333,536
South Korea - 0.2%
Hyundai Motor Company	1,384	136,175
Hyundai Motor Company, 2nd Preferred	2,137	209,292
LG Chem, Ltd.	457	156,697
LG Household & Health Care, Ltd.	123	79,153
Samsung Electronics Company, Ltd.	49,629	3,210,775
		3,792,092
TOTAL PREFERRED SECURITIES (Cost $14,640,518)		$18,951,705
EXCHANGE-TRADED FUNDS - 4.9%
iShares MSCI India ETF	927,776	41,081,921
KraneShares Bosera MSCI China A ETF (B)	450,000	21,946,500
VanEck Vectors Russia ETF	579,165	16,291,911
Xtrackers Harvest CSI 300 China A-Shares ETF	170,147	7,166,592
TOTAL EXCHANGE-TRADED FUNDS (Cost $57,516,190)		$86,486,924
WARRANTS - 0.0%
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (A)	72,322	46,633
Minor International PCL (Expiration Date: 10-1-21; Strike Price: THB 48.00) (A)	1,000	21
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (A)	5,503	785
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (A)	6,072	968
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (A)	12,759	4,283

47

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (A)	2,652	$1,430
TOTAL WARRANTS (Cost $0)		$54,120
SHORT-TERM INVESTMENTS - 3.9%
U.S. Government - 0.3%
U.S. Treasury Bill 0.015%, 08/26/2021 *	$4,600,000	4,599,863
U.S. Government Agency - 1.9%
Federal Home Loan Bank Discount Note
0.008%, 08/27/2021 *	1,700,000	1,699,959
0.010%, 07/15/2021 *	3,500,000	3,500,000
0.013%, 06/11/2021 *	4,400,000	4,400,000
0.014%, 08/06/2021 *	10,500,000	10,499,808
0.015%, 06/18/2021 *	6,600,000	6,600,000
0.020%, 07/12/2021 *	6,500,000	6,500,000
		33,199,767
Short-term funds - 1.7%
John Hancock Collateral Trust, 0.0241% (E)(F)	3,031,555	30,331,015
TOTAL SHORT-TERM INVESTMENTS (Cost $68,129,286)		$68,130,645
Total Investments (International Strategic Equity Allocation Fund) (Cost $1,408,043,912) - 100.7%		$1,785,318,429
Other assets and liabilities, net - (0.7%)		(12,022,548)
TOTAL NET ASSETS - 100.0%		$1,773,295,881
International Strategic Equity Allocation Fund (continued)
Currency Abbreviations
CHF	Swiss Franc
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-21. The value of securities on loan amounted to $31,396,275. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $4,952,319 in the form of U.S. Treasuries was pledged to the fund.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 5-31-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	44	Long	Jun 2021	$3,528,409	$3,641,660	$113,251
Mini MSCI EAFE Index Futures	298	Long	Jun 2021	32,834,959	34,807,890	1,972,931
Mini MSCI Emerging Markets Index Futures	239	Long	Jun 2021	15,715,569	16,248,415	532,846
S&P/TSX 60 Index Futures	19	Long	Jun 2021	3,511,435	3,736,302	224,867
						$2,843,895
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Cap Stock Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 96.9%
Communication services – 6.4%
Entertainment – 1.9%
Spotify Technology SA (A)	164,839	$39,820,157
Interactive media and services – 4.5%
Match Group, Inc. (A)	365,294	52,375,854
Snap, Inc., Class A (A)	693,545	43,083,015
		95,458,869
		135,279,026
Consumer discretionary – 32.1%
Automobiles – 1.9%
Thor Industries, Inc.	326,932	40,212,636
Diversified consumer services – 3.5%
2U, Inc. (A)	643,288	23,428,549
Mid Cap Stock Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
Chegg, Inc. (A)	645,554	$49,649,558
		73,078,107
Hotels, restaurants and leisure – 8.0%
Chipotle Mexican Grill, Inc. (A)	46,594	63,926,036
DraftKings, Inc., Class A (A)	1,088,974	54,394,251
Penn National Gaming, Inc. (A)	266,616	21,854,514
Planet Fitness, Inc., Class A (A)	344,324	27,122,401
		167,297,202
Household durables – 2.0%
Lennar Corp., A Shares	421,091	41,692,220
Internet and direct marketing retail – 2.6%
Coupang, Inc., A Shares (A)(B)	1,381,449	53,954,459

48

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Global-e Online, Ltd. (A)(C)	27,800	$913,508
		54,867,967
Leisure products – 1.5%
Polaris, Inc.	235,894	30,954,011
Multiline retail – 2.6%
Ollie's Bargain Outlet Holdings, Inc. (A)	630,740	54,521,166
Specialty retail – 6.1%
Five Below, Inc. (A)	263,335	48,485,240
Floor & Decor Holdings, Inc., Class A (A)	479,556	47,145,150
JAND, Inc., Class A (A)(B)(D)	57,523	1,411,074
Ross Stores, Inc.	248,530	31,411,707
		128,453,171
Textiles, apparel and luxury goods – 3.9%
Lululemon Athletica, Inc. (A)	257,837	83,314,871
		674,391,351
Consumer staples – 2.1%
Beverages – 1.9%
The Boston Beer Company, Inc., Class A (A)	37,314	39,484,182
Household products – 0.2%
The Honest Company, Inc. (A)(B)	327,277	4,826,862
		44,311,044
Financials – 5.1%
Capital markets – 5.1%
Ares Management Corp., Class A	435,760	24,045,237
BowX Acquisition Corp. (A)(C)	1,525,359	20,134,739
Soaring Eagle Acquisition Corp. (A)	1,130,060	11,617,017
Tradeweb Markets, Inc., Class A	615,066	51,530,229
		107,327,222
Health care – 22.8%
Biotechnology – 3.5%
Apellis Pharmaceuticals, Inc. (A)	201,349	11,331,922
Ascendis Pharma A/S, ADR (A)	86,938	11,682,728
Exact Sciences Corp. (A)	239,483	26,470,056
Kodiak Sciences, Inc. (A)	158,645	13,265,895
Thoma Bravo Advantage, Class A (A)(C)	1,054,825	10,896,342
		73,646,943
Health care equipment and supplies – 10.4%
ABIOMED, Inc. (A)	138,058	39,288,546
Align Technology, Inc. (A)	153,089	90,345,473
DexCom, Inc. (A)	149,205	55,114,835
Insulet Corp. (A)	120,580	32,516,809
		217,265,663
Health care providers and services – 3.4%
Agilon Health, Inc. (A)	829,017	29,794,871
Oak Street Health, Inc. (A)	680,120	41,072,447
		70,867,318
Health care technology – 3.0%
GoodRx Holdings, Inc., Class A (A)(C)	1,005,363	37,309,021
Multiplan Corp. (A)(C)	3,012,567	25,426,065
		62,735,086
Life sciences tools and services – 1.2%
Agilent Technologies, Inc.	187,345	25,877,965
Pharmaceuticals – 1.3%
Elanco Animal Health, Inc. (A)	626,879	22,555,106
Reata Pharmaceuticals, Inc., Class A (A)	36,816	5,034,220
		27,589,326
		477,982,301
Mid Cap Stock Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 9.7%
Commercial services and supplies – 1.7%
Copart, Inc. (A)	265,917	$34,305,952
Machinery – 2.8%
Fortive Corp.	420,132	30,467,973
The Middleby Corp. (A)	173,996	28,584,063
		59,052,036
Professional services – 5.2%
CoStar Group, Inc. (A)	80,236	68,521,544
Leidos Holdings, Inc.	400,139	41,114,282
		109,635,826
		202,993,814
Information technology – 18.7%
Electronic equipment, instruments and components – 0.2%
Vontier Corp. (A)	85,256	2,990,780
IT services – 1.6%
MongoDB, Inc. (A)	116,817	34,103,555
Semiconductors and semiconductor equipment – 5.2%
Marvell Technology, Inc.	562,254	27,156,868
MKS Instruments, Inc.	141,538	26,641,698
SolarEdge Technologies, Inc. (A)	107,372	27,703,050
Universal Display Corp.	130,855	28,246,360
		109,747,976
Software – 11.7%
Fair Isaac Corp. (A)	119,623	60,536,415
Guidewire Software, Inc. (A)	391,249	38,240,677
MarkLogic Corp. (A)(D)	580,011	162,403
Paycom Software, Inc. (A)	122,976	40,532,890
RingCentral, Inc., Class A (A)	192,291	50,470,619
Varonis Systems, Inc. (A)	331,793	16,025,602
Workday, Inc., Class A (A)	169,645	38,801,204
		244,769,810
		391,612,121
TOTAL COMMON STOCKS (Cost $1,497,309,934)		$2,033,896,879
PREFERRED SECURITIES – 0.8%
Consumer discretionary – 0.1%
Internet and direct marketing retail – 0.0%
One Kings Lane, Inc. (A)(D)	529,764	84,762
Specialty retail – 0.1%
JAND, Inc., Series D (A)(B)(D)	128,449	3,150,931
		3,235,693
Information technology – 0.6%
Software – 0.6%
Essence Group Holdings Corp. (A)(B)(D)	2,958,957	8,403,438
Lookout, Inc., Series F (A)(B)(D)	392,767	3,318,881
		11,722,319
Real estate – 0.1%
Real estate management and development – 0.1%
WeWork Companies, Inc., Series D1 (A)(B)(D)	88,086	802,258
WeWork Companies, Inc., Series D2 (A)(B)(D)	161,782	1,473,458
		2,275,716
TOTAL PREFERRED SECURITIES (Cost $15,718,617)		$17,233,728
EXCHANGE-TRADED FUNDS – 0.5%
iShares Russell Mid-Cap Growth ETF (C)	84,462	8,959,729
TOTAL EXCHANGE-TRADED FUNDS (Cost $8,820,705)		$8,959,729

49

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 6.9%
Short-term funds – 3.9%
John Hancock Collateral Trust, 0.0241% (E)(F)	8,101,200	$81,053,311
Repurchase agreement – 3.0%
Societe Generale SA Tri-Party Repurchase Agreement dated 5-28-21 at 0.005% to be repurchased at $64,200,036 on 6-1-21, collateralized by $7,805,000 Federal Home Loan Bank, 0.020% due 6-4-21 (valued at $7,805,369)	$64,200,000	64,200,000
TOTAL SHORT-TERM INVESTMENTS (Cost $145,239,195)		$145,253,311
Total Investments (Mid Cap Stock Fund) (Cost $1,667,088,451) – 105.1%		$2,205,343,647
Other assets and liabilities, net – (5.1%)		(106,030,347)
TOTAL NET ASSETS – 100.0%		$2,099,313,300
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Restricted security as to resale. For more information on this security refer to the Notes to Portfolio of Investments.
(C)	All or a portion of this security is on loan as of 5-31-21. The value of securities on loan amounted to $69,467,909.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 5-31-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Mid Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 91.6%
Communication services – 4.6%
Entertainment – 0.2%
Madison Square Garden Sports Corp. (A)	19,427	$3,594,772
Media – 4.2%
DISH Network Corp., Class A (A)	240,990	10,487,885
Fox Corp., Class A	263,490	9,841,352
News Corp., Class A	1,424,945	38,459,266
Scholastic Corp.	293,303	9,878,445
ViacomCBS, Inc., Class B	154,500	6,553,890
		75,220,838
Wireless telecommunication services – 0.2%
Telephone & Data Systems, Inc.	181,514	4,668,540
		83,484,150
Consumer discretionary – 2.6%
Diversified consumer services – 0.5%
Strategic Education, Inc.	123,112	8,721,254
Hotels, restaurants and leisure – 0.5%
Compass Group PLC (A)	377,302	8,600,782
Household durables – 0.3%
Mohawk Industries, Inc. (A)	25,307	5,331,679
Multiline retail – 0.4%
Nordstrom, Inc. (A)	232,572	7,800,465
Textiles, apparel and luxury goods – 0.9%
Ralph Lauren Corp. (A)	133,536	16,569,147
		47,023,327
Consumer staples – 8.0%
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages – 0.6%
Carlsberg A/S, Class B	60,068	$11,032,494
Food and staples retailing – 1.4%
Sysco Corp.	311,054	25,195,374
Food products – 5.7%
Bunge, Ltd.	418,215	36,309,426
Campbell Soup Company	299,443	14,573,891
Flowers Foods, Inc.	1,416,451	34,122,305
The Kraft Heinz Company	404,078	17,613,760
		102,619,382
Household products – 0.3%
Kimberly-Clark Corp.	38,302	5,003,390
		143,850,640
Energy – 12.9%
Energy equipment and services – 2.3%
Frank's International NV (A)	2,064,581	6,936,992
NOV, Inc. (A)	534,884	8,622,330
SEACOR Marine Holdings, Inc. (A)	195,011	846,348
TechnipFMC PLC (A)	2,008,248	17,250,850
Tidewater, Inc. (A)(B)	489,217	6,731,626
		40,388,146
Oil, gas and consumable fuels – 10.6%
Cameco Corp.	1,413,796	28,233,506
Canadian Natural Resources, Ltd.	628,142	21,746,276
Chesapeake Energy Corp.	122,287	6,456,754
EQT Corp. (A)	1,986,136	41,470,520
Equinor ASA	370,975	8,070,795
Equitrans Midstream Corp.	1,377,335	11,349,240
Hess Corp.	178,194	14,936,221
Imperial Oil, Ltd. (B)	1,478,491	48,790,203
NAC Kazatomprom JSC, GDR	332,968	9,660,176
NAC Kazatomprom JSC, GDR (London Stock Exchange) (A)	997	28,925
		190,742,616
		231,130,762
Financials – 15.9%
Banks – 3.5%
Fifth Third Bancorp	837,762	35,303,291
Popular, Inc.	151,329	12,349,960
Westamerica BanCorp	248,114	15,564,191
		63,217,442
Capital markets – 3.9%
Lazard, Ltd., Class A	289,397	13,653,750
Northern Trust Corp.	205,390	24,891,214
State Street Corp.	367,201	31,939,143
		70,484,107
Diversified financial services – 1.0%
Groupe Bruxelles Lambert SA	157,695	17,893,269
Insurance – 6.9%
Brighthouse Financial, Inc. (A)	332,172	16,163,490
Brown & Brown, Inc.	373,507	19,616,588
CNA Financial Corp.	400,811	19,162,774
Kemper Corp.	157,199	11,769,489
Loews Corp.	608,811	35,542,386
Marsh & McLennan Companies, Inc.	86,287	11,937,806
RenaissanceRe Holdings, Ltd.	68,100	10,495,572
		124,688,105
Thrifts and mortgage finance – 0.6%
Capitol Federal Financial, Inc.	777,794	10,064,654
		286,347,577
Health care – 15.8%

50

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology – 1.9%
ACADIA Pharmaceuticals, Inc. (A)	296,038	$6,613,489
Alkermes PLC (A)	507,946	11,515,136
BioMarin Pharmaceutical, Inc. (A)	71,747	5,546,043
Galapagos NV (A)	55,737	4,253,822
Incyte Corp. (A)	60,634	5,079,917
Ionis Pharmaceuticals, Inc. (A)	32,224	1,200,344
		34,208,751
Health care equipment and supplies – 4.7%
Baxter International, Inc.	282,699	23,215,242
Dentsply Sirona, Inc.	380,768	25,480,995
Hologic, Inc. (A)	186,402	11,754,510
Zimmer Biomet Holdings, Inc.	138,969	23,392,652
		83,843,399
Health care providers and services – 8.1%
Cardinal Health, Inc.	724,327	40,613,014
Centene Corp. (A)	45,700	3,363,520
Covetrus, Inc. (A)	411,804	11,423,443
Fresenius Medical Care AG & Company KGaA	81,762	6,550,255
Fresenius SE & Company KGaA	148,215	8,056,983
Patterson Companies, Inc.	919,972	29,935,889
Select Medical Holdings Corp.	1,157,071	46,363,835
		146,306,939
Pharmaceuticals – 1.1%
Perrigo Company PLC	425,679	19,640,829
		283,999,918
Industrials – 6.8%
Aerospace and defense – 2.5%
Rolls-Royce Holdings PLC (A)	5,192,153	7,867,378
Textron, Inc.	525,122	35,955,103
		43,822,481
Air freight and logistics – 0.9%
CH Robinson Worldwide, Inc.	173,146	16,798,625
Airlines – 0.5%
Southwest Airlines Company (A)	147,736	9,079,855
Commercial services and supplies – 0.3%
Cintas Corp.	16,261	5,748,914
Machinery – 2.1%
AGCO Corp.	54,506	7,541,995
CNH Industrial NV (B)	517,116	8,891,055
PACCAR, Inc.	233,378	21,368,090
		37,801,140
Road and rail – 0.5%
JB Hunt Transport Services, Inc.	55,878	9,585,312
		122,836,327
Information technology – 2.2%
Electronic equipment, instruments and components – 0.7%
National Instruments Corp.	337,376	13,764,941
IT services – 0.4%
Cognizant Technology Solutions Corp., Class A	104,321	7,465,211
Semiconductors and semiconductor equipment – 1.1%
Applied Materials, Inc.	139,232	19,232,116
		40,462,268
Materials – 10.3%
Chemicals – 2.5%
Corteva, Inc.	486,982	22,157,681
PPG Industries, Inc.	41,146	7,394,759
Westlake Chemical Corp.	161,283	16,268,616
		45,821,056
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials – 1.8%
Summit Materials, Inc., Class A (A)	561,507	$19,551,674
Vulcan Materials Company	65,600	12,025,792
		31,577,466
Metals and mining – 6.0%
AngloGold Ashanti, Ltd., ADR	335,421	7,972,957
Cia de Minas Buenaventura SAA, ADR (A)	1,287,631	14,833,509
Endeavour Mining Corp.	39,380	945,342
Franco-Nevada Corp.	235,333	35,203,035
Freeport-McMoRan, Inc.	526,060	22,473,283
Fresnillo PLC	1,021,038	13,021,407
Gold Fields, Ltd., ADR	976,490	11,825,294
Newmont Corp.	15,000	1,102,200
		107,377,027
		184,775,549
Real estate – 6.2%
Equity real estate investment trusts – 6.0%
Apartment Income REIT Corp.	177,924	8,287,700
Apartment Investment and Management Company, Class A	1,092,779	7,704,092
Equity Commonwealth	275,117	7,549,210
Equity Residential	151,440	11,729,028
Rayonier, Inc.	717,586	27,404,609
Regency Centers Corp.	257,622	16,642,381
Weyerhaeuser Company	742,013	28,166,813
		107,483,833
Real estate management and development – 0.2%
The St. Joe Company	85,271	3,988,125
		111,471,958
Utilities – 6.3%
Electric utilities – 3.5%
FirstEnergy Corp.	998,697	37,860,603
PG&E Corp. (A)	2,501,778	25,368,029
		63,228,632
Gas utilities – 0.7%
National Fuel Gas Company	232,851	12,082,638
Independent power and renewable electricity producers – 0.9%
Vistra Corp.	988,710	15,987,441
Multi-utilities – 1.2%
CenterPoint Energy, Inc.	542,804	13,732,941
Consolidated Edison, Inc.	95,771	7,397,352
		21,130,293
		112,429,004
TOTAL COMMON STOCKS (Cost $1,082,558,505)		$1,647,811,480
PREFERRED SECURITIES – 0.2%
Consumer staples – 0.2%
Food products – 0.2%
Bunge, Ltd., 4.875%	34,849	4,208,818
TOTAL PREFERRED SECURITIES (Cost $3,872,698)		$4,208,818
CORPORATE BONDS - 0.2%
Energy - 0.2%
Weatherford International, Ltd. 11.000%, 12/01/2024 (C)	$3,398,000	3,445,453
TOTAL CORPORATE BONDS (Cost $2,506,300)		$3,445,453

51

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (D) – 0.0%
Energy – 0.0%
Chesapeake Energy Corp., 2019 Last Out Term Loan TBD 06/24/2024 (E)(F)	$130,000	$208,000
TOTAL TERM LOANS (Cost $150,800)		$208,000
SHORT-TERM INVESTMENTS – 8.7%
Short-term funds – 8.7%
John Hancock Collateral Trust, 0.0241% (G)(H)	1,220,105	12,207,275
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (G)	1,907,392	1,907,392
T. Rowe Price Government Reserve Fund, 0.0128% (G)	141,700,962	141,700,962
TOTAL SHORT-TERM INVESTMENTS (Cost $155,814,958)		$155,815,629
Total Investments (Mid Value Fund) (Cost $1,244,903,261) – 100.7%		$1,811,489,380
Other assets and liabilities, net – (0.7%)		(13,140,742)
TOTAL NET ASSETS – 100.0%		$1,798,348,638
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-21. The value of securities on loan amounted to $13,985,776. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $2,744,072 in the form of U.S. Treasuries was pledged to the fund.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	Non-income producing - Issuer is in default.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	The rate shown is the annualized seven-day yield as of 5-31-21.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Opportunistic Fixed Income Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.6%
U.S. Government - 1.6%
U.S. Treasury Inflation Protected Securities
0.125%, 02/15/2051	$213,602	$224,095
0.250%, 02/15/2050	267,810	290,371
0.750%, 02/15/2045	33,737	40,321
0.875%, 02/15/2047	43,882	54,495
		609,282
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $612,475)		$609,282
Opportunistic Fixed Income Fund (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 50.9%
Argentina - 0.2%
Republic of Argentina
1.000%, 07/09/2029		$7,467	$2,897
(0.125% to 7-9-21, then 1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		229,987	75,898
			78,795
Australia - 2.1%
Commonwealth of Australia 3.000%, 03/21/2047	AUD	965,000	806,966
Brazil - 2.5%
Federative Republic of Brazil 10.000%, 01/01/2025 to 01/01/2029	BRL	4,390,000	928,156
Canada - 5.8%
Government of Canada
0.500%, 12/01/2050	CAD	85,916	76,630
1.500%, 12/01/2044		193,187	205,051
3.000%, 12/01/2036		406,569	494,870
4.000%, 12/01/2031		442,946	540,859
4.250%, 12/01/2026		810,518	878,650
			2,196,060
Chile - 0.4%
Republic of Chile
1.250%, 01/22/2051	EUR	100,000	107,422
5.000%, 03/01/2035	CLP	30,000,000	43,703
			151,125
Colombia - 0.8%
Republic of Colombia
3.875%, 03/22/2026	EUR	145,000	196,969
6.000%, 04/28/2028	COP	346,700,000	90,103
			287,072
Croatia - 0.3%
Republic of Croatia 1.500%, 06/17/2031	EUR	100,000	126,213
Czech Republic - 0.2%
Czech Republic 2.500%, 08/25/2028	CZK	1,500,000	75,785
Germany - 3.7%
Federal Republic of Germany, Inflation Linked Bond
0.100%, 04/15/2026	EUR	330,702	443,077
0.500%, 04/15/2030		663,158	976,536
			1,419,613
Greece - 0.7%
Republic of Greece, GDP-Linked Note 4.484%, 10/15/2042 (A)*		77,960,000	254,783
Hungary - 0.6%
Republic of Hungary
1.625%, 04/28/2032		110,000	142,512
2.750%, 12/22/2026	HUF	19,990,000	72,240
			214,752
Iceland - 2.3%
Republic of Iceland 5.000%, 11/15/2028	ISK	94,540,000	852,766
Indonesia - 2.0%
Republic of Indonesia
1.400%, 10/30/2031	EUR	100,000	123,813
8.375%, 03/15/2034	IDR	6,139,000,000	475,133
9.000%, 03/15/2029		2,162,000,000	174,959
			773,905

52

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel - 1.7%
State of Israel 3.750%, 03/31/2047	ILS	1,585,000	$624,438
Japan - 5.6%
Government of Japan, CPI Linked Bond 0.100%, 03/10/2028	JPY	229,361,916	2,135,853
Macedonia - 0.5%
Republic of Macedonia 2.750%, 01/18/2025	EUR	150,000	189,835
Malaysia - 0.3%
Government of Malaysia 3.899%, 11/16/2027	MYR	500,000	128,336
Mexico - 2.5%
Government of Mexico
3.625%, 04/09/2029	EUR	145,000	204,348
7.500%, 06/03/2027	MXN	3,100,900	164,725
8.000%, 11/07/2047		11,012,100	577,054
			946,127
Morocco - 0.3%
Kingdom of Morocco 2.000%, 09/30/2030	EUR	100,000	120,735
New Zealand - 1.0%
Government of New Zealand 1.500%, 05/15/2031	NZD	145,000	101,743
Government of New Zealand, Inflation Linked Bond 2.500%, 09/20/2035 to 09/20/2040		293,217	293,319
			395,062
Panama - 0.6%
Republic of Panama 4.500%, 04/01/2056		$200,000	221,044
Peru - 0.1%
Republic of Peru 6.950%, 08/12/2031	PEN	160,000	49,004
Poland - 0.4%
Republic of Poland 2.500%, 07/25/2026	PLN	500,000	144,261
Romania - 1.0%
Republic of Romania
2.625%, 12/02/2040 (B)	EUR	120,000	144,300
3.875%, 10/29/2035		110,000	155,519
4.750%, 02/24/2025	RON	240,000	64,044
			363,863
Russia - 3.8%
Government of Russia
6.900%, 05/23/2029	RUB	71,950,000	984,129
7.050%, 01/19/2028		3,775,000	52,352
7.650%, 04/10/2030		18,970,000	270,806
8.150%, 02/03/2027		9,090,000	133,094
			1,440,381
Saudi Arabia - 0.8%
Kingdom of Saudi Arabia
2.000%, 07/09/2039	EUR	100,000	127,454
2.250%, 02/02/2033 (B)		$200,000	191,329
			318,783
Serbia - 0.3%
Republic of Serbia 1.650%, 03/03/2033	EUR	110,000	129,312
Singapore - 1.3%
Republic of Singapore 2.875%, 09/01/2030	SGD	570,000	482,072
Opportunistic Fixed Income Fund (continued)
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Africa - 0.4%
Republic of South Africa 7.000%, 02/28/2031	ZAR	2,460,000	$152,419
South Korea - 7.1%
Republic of Korea 1.375%, 12/10/2029 to 06/10/2030	KRW	2,822,900,000	2,380,421
Republic of Korea, Inflation Linked Bond 1.750%, 06/10/2028		321,649,540	309,424
			2,689,845
Thailand - 1.5%
Kingdom of Thailand 2.875%, 12/17/2028	THB	16,480,000	576,108
Turkey - 0.1%
Republic of Turkey 9.000%, 07/24/2024	TRY	320,000	29,550
Uruguay - 0.0%
Republic of Uruguay 8.500%, 03/15/2028	UYU	150,000	3,479
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $19,284,014)			$19,306,498
CORPORATE BONDS - 9.7%
Finland - 0.6%
Nokia OYJ 6.625%, 05/15/2039		$185,000	239,707
Luxembourg - 0.3%
Codere Finance 2 Luxembourg SA (4.500% Cash and 6.250% PIK) 10.750%, 11/01/2023	EUR	113,437	89,141
United States - 8.8%
Altria Group, Inc. 3.125%, 06/15/2031		170,000	234,717
Aramark Services, Inc. 6.375%, 05/01/2025 (B)		$40,000	42,500
Black Knight InfoServ LLC 3.625%, 09/01/2028 (B)		140,000	137,725
Booz Allen Hamilton, Inc. 3.875%, 09/01/2028 (B)		140,000	140,093
Boyd Gaming Corp. 8.625%, 06/01/2025 (B)		40,000	44,000
Broadcom, Inc. 4.300%, 11/15/2032		40,000	44,125
Caesars Entertainment, Inc. 8.125%, 07/01/2027 (B)		30,000	33,298
Carnival Corp.
7.625%, 03/01/2026 (B)		25,000	27,375
11.500%, 04/01/2023 (B)		24,000	27,461
CDW LLC 3.250%, 02/15/2029		148,000	150,294
Centennial Resource Production LLC 5.375%, 01/15/2026 (B)		260,000	252,193
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) 01/30/2025 (C)		79,000	81,173
Diamondback Energy, Inc. 4.750%, 05/31/2025		5,000	5,661
EnLink Midstream Partners LP 4.850%, 07/15/2026		250,000	252,500
FirstCash, Inc. 4.625%, 09/01/2028 (B)		144,000	149,040
Flex, Ltd. 4.875%, 05/12/2030		30,000	34,477
Frontier Communications Holdings LLC
5.875%, 10/15/2027 (B)		20,000	21,250

53

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
United States (continued)
Frontier Communications Holdings LLC (continued)
6.750%, 05/01/2029 (B)	$10,000	$10,456
Gray Oak Pipeline LLC 3.450%, 10/15/2027 (B)	60,000	62,790
Home Point Capital, Inc. 5.000%, 02/01/2026 (B)	105,000	101,231
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) 02/01/2025 (C)	100,000	102,000
Lennar Corp. 4.750%, 11/29/2027	35,000	40,476
McKesson Corp. 4.750%, 05/30/2029	35,000	41,512
MSCI, Inc. 3.875%, 02/15/2031 (B)	182,000	184,958
PDC Energy, Inc. 5.750%, 05/15/2026	100,000	104,375
PennyMac Financial Services, Inc. 4.250%, 02/15/2029 (B)	15,000	14,550
Post Holdings, Inc. 4.625%, 04/15/2030 (B)	40,000	40,228
Presidio Holdings, Inc. 8.250%, 02/01/2028 (B)	40,000	43,625
Reynolds American, Inc. 5.850%, 08/15/2045	130,000	151,293
SRS Distribution, Inc. 6.125%, 07/01/2029 (B)	5,000	5,100
Standard Industries, Inc. 4.375%, 07/15/2030 (B)	132,000	133,437
Sysco Corp. 6.600%, 04/01/2040	30,000	43,207
Terex Corp. 5.000%, 05/15/2029 (B)	25,000	26,000
The Dun & Bradstreet Corp. 10.250%, 02/15/2027 (B)	24,000	26,490
The William Carter Company 5.625%, 03/15/2027 (B)	97,000	101,608
TopBuild Corp. 3.625%, 03/15/2029 (B)	20,000	19,700
TransDigm, Inc. 6.250%, 03/15/2026 (B)	40,000	42,163
United States Steel Corp. 6.875%, 03/01/2029	45,000	47,143
United Wholesale Mortgage LLC 5.500%, 04/15/2029 (B)	45,000	44,438
Viper Energy Partners LP 5.375%, 11/01/2027 (B)	140,000	145,600
Wabtec Corp. 3.200%, 06/15/2025	20,000	21,349
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) 06/15/2025 (C)	51,000	56,738
Yum! Brands, Inc. 7.750%, 04/01/2025 (B)	40,000	43,500
		3,331,849
TOTAL CORPORATE BONDS (Cost $3,481,211)		$3,660,697
CONVERTIBLE BONDS - 0.6%
Israel - 0.0%
SolarEdge Technologies, Inc., Zero Coupon, 0.000%, 09/15/2025 (B)	5,000	6,043
United States - 0.6%
Bandwidth, Inc., 0.250%, 03/01/2026	5,000	7,225
Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
United States (continued)
Bloomin' Brands, Inc., 5.000%, 05/01/2025	$2,000	$5,211
DraftKings, Inc., 1.378%, 03/15/2028 (B)(D)	5,000	4,550
Etsy, Inc., 0.125%, 10/01/2026	3,000	5,922
FTI Consulting, Inc., 2.000%, 08/15/2023	5,000	7,183
Health Catalyst, Inc., 2.500%, 04/15/2025	8,000	14,850
JetBlue Airways Corp., 0.500%, 04/01/2026 (B)	5,000	5,448
John Bean Technologies Corp., 0.250%, 05/15/2026 (B)	2,000	2,143
MicroStrategy, Inc., 5.770%, 02/15/2027 (B)(D)	50,000	36,125
NuVasive, Inc., 0.375%, 03/15/2025	20,000	19,838
Pebblebrook Hotel Trust, 1.750%, 12/15/2026	24,000	26,400
Penn National Gaming, Inc., 2.750%, 05/15/2026	2,000	7,137
Pioneer Natural Resources Company, 0.250%, 05/15/2025	15,000	22,770
Southwest Airlines Company, 1.250%, 05/01/2025	4,000	6,810
Splunk, Inc., 1.125%, 06/15/2027 (B)	10,000	9,175
Square, Inc., 0.125%, 03/01/2025	5,000	9,509
The Middleby Corp., 1.000%, 09/01/2025 (B)	8,000	11,136
Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025 (B)	8,000	8,140
Workday, Inc., 0.250%, 10/01/2022	10,000	15,925
		225,497
TOTAL CONVERTIBLE BONDS (Cost $197,853)		$231,540
MUNICIPAL BONDS - 3.5%
United States - 3.5%
Chicago Transit Authority (Illinois) 3.552%, 12/01/2034	95,000	101,934
Chicago Transit Authority (Illinois) 3.912%, 12/01/2040	10,000	10,912
Chicago Transit Authority, Series A (Illinois) 6.899%, 12/01/2040	10,000	14,091
City & County of Denver Company Airport System Revenue (Colorado) 2.717%, 11/15/2034	20,000	20,428
City & County of Denver Company Airport System Revenue (Colorado) 2.867%, 11/15/2037	15,000	15,159
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2032	25,000	32,014
City of Austin Airport System Revenue (Texas) 5.000%, 11/15/2044	60,000	74,707
City of Houston Airport System Revenue (Texas) 2.385%, 07/01/2031	50,000	50,547
City of Tampa (Florida) 2.796%, 09/01/2036 (D)	20,000	13,052
Commonwealth of Massachusetts, GO 2.514%, 07/01/2041	130,000	127,558
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2033	20,000	25,836

54

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2029	$20,000	$25,846
County of Broward Port Facilities Revenue (Florida) 5.000%, 09/01/2028	30,000	37,818
County of Miami-Dade Aviation Revenue (Florida) 3.270%, 10/01/2041	10,000	10,132
County of Miami-Dade Aviation Revenue (Florida) 4.000%, 10/01/2035	30,000	36,194
Dallas Fort Worth International Airport (Texas) 3.089%, 11/01/2040	30,000	30,650
District of Columbia 3.432%, 04/01/2042	85,000	84,910
Greater Orlando Aviation Authority (Florida) 5.000%, 10/01/2028	35,000	41,220
Iowa Finance Authority 3.250%, 07/01/2050	10,000	10,985
Metropolitan Transportation Authority (New York) 5.000%, 11/15/2050	25,000	30,681
Metropolitan Transportation Authority (New York) 5.000%, 11/15/2029	15,000	19,503
New Jersey Transportation Trust Fund Authority 4.000%, 06/15/2045	10,000	11,475
New York City Transitional Finance Authority 4.000%, 05/01/2045	20,000	23,740
Orange County Convention Center (Florida) 5.000%, 10/01/2031	15,000	17,617
Port Authority of New York & New Jersey 4.000%, 03/15/2030	50,000	59,393
Port Authority of New York & New Jersey 5.000%, 09/15/2033	30,000	37,110
Port of Seattle (Washington) 5.000%, 04/01/2039	40,000	49,367
Port of Seattle (Washington) 5.000%, 10/01/2031	30,000	35,524
San Francisco City & County Airport Commission (California) 5.000%, 05/01/2050	75,000	91,866
San Francisco City & County Airport Commission (California) 4.000%, 05/01/2039	15,000	17,686
San Francisco City & County Airport Commission (California) 2.958%, 05/01/2051	20,000	18,942
State of Hawaii Airports System Revenue 5.000%, 07/01/2033	70,000	90,474
Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
United States (continued)
State of Hawaii Airports System Revenue 4.000%, 07/01/2035	$20,000	$23,784
Triborough Bridge & Tunnel Authority (New York) 5.000%, 11/15/2054	30,000	38,040
TOTAL MUNICIPAL BONDS (Cost $1,273,711)		$1,329,195
TERM LOANS (E) - 10.6%
Luxembourg - 0.5%
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%), 3.500%, 02/01/2024	100,000	99,297
Jazz Financing Lux Sarl, USD Term Loan, TBD 04/21/2028 (F)	100,000	100,411
		199,708
Netherlands - 0.3%
Telenet Financing USD LLC, 2020 USD Term Loan AR (1 month LIBOR + 2.000%), 2.101%, 04/30/2028	100,000	98,775
United States - 9.8%
Acrisure LLC, 2020 Term Loan B (3 month LIBOR + 3.500%), 3.703%, 02/15/2027	99,000	97,989
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 2.750%), 3.250%, 12/23/2027	100,000	99,234
Asurion LLC, 2020 Term Loan B8 (1 month LIBOR + 3.250%), 3.343%, 12/23/2026	98,799	98,274
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month LIBOR + 5.250%), 5.343%, 01/31/2028	100,000	101,042
Berlin Packaging LLC, 2018 1st Lien Term Loan (1 and 3 month LIBOR + 3.000%), 3.120%, 11/07/2025	98,731	97,744
Boyd Gaming Corp., Term Loan B3 (1 week LIBOR + 2.250%), 2.312%, 09/15/2023	97,952	97,773
Caesars Resort Collection LLC, 2020 Term Loan B1 (1 month LIBOR + 4.500%), 4.593%, 07/21/2025	109,450	109,744
Core & Main LP, 2017 Term Loan B (1 and 3 month LIBOR + 2.750%), 3.750%, 08/01/2024	98,721	98,505
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%), 4.093%, 10/16/2026	99,000	99,000
Deerfield Dakota Holding LLC, 2020 USD Term Loan B (1 month LIBOR + 3.750%), 4.750%, 04/09/2027	218,350	219,287
Diamond BC BV, USD Term Loan (2 month LIBOR + 3.000%), 3.185%, 09/06/2024	98,977	98,532
Elanco Animal Health, Inc., Term Loan B (1 month LIBOR + 1.750%), 1.860%, 08/02/2027	97,090	96,403
Flex Acquisition Company, Inc., 2021 Term Loan (3 month LIBOR + 3.500%), 4.000%, 02/23/2028	100,000	99,411
Frontier Communications Holdings LLC, 2021 DIP Term Loan B (1 month LIBOR + 3.750%), 4.500%, 05/01/2028	100,000	99,825

55

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (E) (continued)
United States (continued)
Go Daddy Operating Company LLC, 2021 Term Loan B4 (1 month LIBOR + 2.000%), 2.093%, 08/10/2027	$99,250	$98,770
Gray Television, Inc., 2018 Term Loan C (1 month LIBOR + 2.500%), 2.610%, 01/02/2026	100,000	99,463
Great Outdoors Group LLC, 2021 Term Loan B (6 month LIBOR + 4.250%), 5.000%, 03/06/2028	114,713	115,487
Harbor Freight Tools USA, Inc., 2020 Term Loan B (1 month LIBOR + 3.000%), 3.750%, 10/19/2027	99,500	99,645
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%), 2.926%, 04/25/2025	98,731	97,734
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%), 4.000%, 04/25/2025	99,000	99,029
Hyland Software, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%), 4.250%, 07/01/2024	99,490	99,687
IRB Holding Corp., 2020 4th Amendment Incremental Term Loan (3 month LIBOR + 3.250%), 4.250%, 12/15/2027	99,750	99,679
Momentive Performance Materials USA LLC, Term Loan B (1 month LIBOR + 3.250%), 3.350%, 05/15/2024	98,992	98,332
MPH Acquisition Holdings LLC, 2016 Term Loan B (3 month LIBOR + 2.750%), 3.750%, 06/07/2023	86,384	86,246
Navistar, Inc., 2017 1st Lien Term Loan B (1 month LIBOR + 3.500%), 3.593%, 11/06/2024	98,725	98,683
NEP Group, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%), 3.343%, 10/20/2025	98,987	96,018
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%), 4.500%, 02/01/2028	100,000	100,097
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.500%), 2.593%, 02/01/2027	98,750	97,943
Sedgwick Claims Management Services, Inc., 2018 Term Loan B (1 month LIBOR + 3.250%), 3.343%, 12/31/2025	98,737	97,571
SRS Distribution, Inc., 2021 Term Loan B, TBD 06/04/2028 (F)	110,000	109,725
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%), 1.843%, 04/16/2025	47,477	46,937
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%), 1.843%, 04/16/2025	35,836	35,428
Surgery Center Holdings, Inc., 2021 Term Loan (3 month LIBOR + 3.750%), 4.500%, 08/31/2026	140,000	140,175
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.250%), 3.340%, 02/06/2026	99,002	98,666
TransDigm, Inc., 2020 Term Loan E (1 month LIBOR + 2.250%), 2.343%, 05/30/2025	98,750	97,382
Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (E) (continued)
United States (continued)
UKG, Inc., 2021 Incremental Term Loan (3 month LIBOR + 3.250%), 4.000%, 05/04/2026	$99,501	$99,625
Zelis Payments Buyer, Inc., 2021 Term Loan (1 month LIBOR + 3.500%), 3.610%, 09/30/2026	99,750	99,501
		3,724,586
TOTAL TERM LOANS (Cost $3,898,581)		$4,023,069
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.6%
Commercial and residential - 8.6%
Angel Oak Mortgage Trust, Series 2020-3, Class M1, 3.809%, 04/25/2065 (B)(G)	50,000	51,882
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805%, 01/25/2049 (B)(G)	58,189	59,424
BANK
Series 2019-BN16, Class B, 4.438%, 02/15/2052 (G)	50,000	57,245
Series 2021-BN31, Class C, 2.545%, 02/15/2054 (G)	30,000	29,063
BFLD Trust
Series 2020-EYP, Class A (1 month LIBOR + 1.150%), 1.256%, 10/15/2035 (B)(H)	45,000	45,282
Series 2020-OBRK, Class A (1 month LIBOR + 2.050%), 2.156%, 11/15/2028 (B)(H)	10,000	10,137
BRAVO Residential Funding Trust, Series 2021-A, Class A1, 1.991%, 04/25/2031 (B)	95,654	95,845
BX Commercial Mortgage Trust, Series 2019-XL, Class C (1 month LIBOR + 1.250%), 1.356%, 10/15/2036 (B)(H)	93,681	93,740
BX Trust
Series 2021-MFM1, Class D (1 month LIBOR + 1.500%), 1.606%, 01/15/2034 (B)(H)	10,000	10,000
Series 2021-MFM1, Class E (1 month LIBOR + 2.250%), 2.356%, 01/15/2034 (B)(H)	10,000	9,997
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A (1 month LIBOR + 1.070%), 1.176%, 12/15/2037 (B)(H)	200,000	200,374
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class C, 5.758%, 12/15/2047 (B)(G)	100,000	101,778
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR16, Class AM, 4.278%, 04/10/2047	45,000	48,291
Series 2014-CR20, Class AM, 3.938%, 11/10/2047	50,000	53,955
Credit Suisse Mortgage Capital Certificates, Series 2020-RPL6, Class A2, 3.264%, 03/25/2059 (B)(G)	100,000	99,291
Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, 4.112%, 05/25/2065 (B)(G)	100,000	103,897

56

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
FREMF Mortgage Trust
Series 2015-K45, Class C, 3.590%, 04/25/2048 (B)(G)	$25,000	$26,405
Series 2015-K49, Class B, 3.721%, 10/25/2048 (B)(G)	75,000	81,840
Series 2016-K55, Class B, 4.163%, 04/25/2049 (B)(G)	25,000	27,963
Series 2016-K60, Class B, 3.536%, 12/25/2049 (B)(G)	11,000	11,985
Series 2017-K63, Class C, 3.872%, 02/25/2050 (B)(G)	35,000	37,326
Series 2017-K65, Class B, 4.073%, 07/25/2050 (B)(G)	40,000	44,688
Series 2018-K72, Class B, 3.992%, 12/25/2050 (B)(G)	15,000	16,741
Series 2019-K95, Class C, 3.919%, 08/25/2052 (B)(G)	43,000	46,266
Series 2019-K99, Class B, 3.646%, 10/25/2052 (B)(G)	40,000	43,600
Series 2020-K104, Class C, 3.539%, 02/25/2052 (B)(G)	25,000	25,939
GS Mortgage Securities Trust
Series 2018-HULA, Class A (1 month LIBOR + 0.920%), 1.026%, 07/15/2025 (B)(H)	94,105	94,160
Series 2019-BOCA, Class A (1 month LIBOR + 1.200%), 1.306%, 06/15/2038 (B)(H)	100,000	100,119
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class BFX, 3.065%, 01/16/2037 (B)	45,000	46,514
Series 2021-MHC, Class C (1 month LIBOR + 1.300%), 1.400%, 04/15/2038 (B)(H)	100,000	100,159
JPMorgan Mortgage Trust, Series 2019-7, Class A11 (1 month LIBOR + 0.900%), 1.009%, 02/25/2050 (B)(H)	29,720	29,763
KKR Industrial Portfolio Trust, Series 2020-AIP, Class A (1 month LIBOR + 1.037%), 1.143%, 03/15/2037 (B)(H)	96,421	96,511
LoanCore Issuer, Ltd., Series 2021-CRE4, Class A (1 month LIBOR + 0.800%), 0.897%, 07/15/2035 (B)(H)	100,000	99,813
Metlife Securitization Trust, Series 2018-1A, Class A, 3.750%, 03/25/2057 (B)(G)	69,314	72,381
MHC Commercial Mortgage Trust, Series 2021-MHC, Class C (1 month LIBOR + 1.351%), 1.501%, 04/15/2038 (B)(H)	100,000	100,060
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C8, Class B, 3.559%, 12/15/2048 (G)	45,000	46,575
Series 2013-C8, Class C, 4.056%, 12/15/2048 (G)	65,000	66,364
Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Capital I Trust
Series 2017-CLS, Class F (1 month LIBOR + 2.600%), 2.706%, 11/15/2034 (B)(H)	$40,000	$39,968
Series 2018-SUN, Class B (1 month LIBOR + 1.200%), 1.306%, 07/15/2035 (B)(H)	25,000	25,007
New Residential Mortgage Loan Trust
Series 2015-1A, Class B3, 5.331%, 05/28/2052 (B)(G)	57,905	62,168
Series 2015-2A, Class B4, 5.510%, 08/25/2055 (B)(G)	69,122	73,696
New York Mortgage Trust, Series 2021-BPL1, Class A1, 2.239%, 05/25/2026 (B)	100,000	100,063
PRPM LLC
Series 2019-GS1, Class A1, 3.500%, 10/25/2024 (B)(G)	78,380	78,925
Series 2020-2, Class A1, 3.671%, 08/25/2025 (B)	89,241	89,938
Starwood Mortgage Residential Trust, Series 2021-2, Class A3, 1.431%, 05/25/2065 (B)(G)	95,323	95,391
Verus Securitization Trust
Series 2020-1, Class A1, 2.417%, 01/25/2060 (B)	52,553	53,326
Series 2020-1, Class A3, 2.724%, 01/25/2060 (B)	94,980	96,231
Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class B, 2.704%, 07/15/2053	65,000	65,841
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A1, 3.500%, 07/25/2049 (B)(G)	21,919	22,292
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class C, 5.226%, 06/15/2044 (B)(G)	90,000	89,759
Series 2011-C5, Class C, 5.673%, 11/15/2044 (B)(G)	100,000	100,557
		3,278,535
U.S. Government Agency - 4.0%
Federal Home Loan Mortgage Corp.
Series 2017-DNA2, Class M1 (1 month LIBOR + 1.200%), 1.309%, 10/25/2029 (H)	34,054	34,153
Series 2018-DNA1, Class M2 (1 month LIBOR + 1.800%), 1.909%, 07/25/2030 (H)	85,321	85,701
Series 2018-HQA1, Class M2 (1 month LIBOR + 2.300%), 2.409%, 09/25/2030 (H)	27,248	27,450
Series 2020-DNA1, Class M2 (1 month LIBOR + 1.700%), 1.809%, 01/25/2050 (B)(H)	39,707	39,861
Series 2020-DNA5, Class M2 (SOFR + 2.800%), 2.817%, 10/25/2050 (B)(H)	25,000	25,347
Series 2020-DNA6, Class M2 (SOFR + 2.000%), 2.017%, 12/25/2050 (B)(H)	20,000	20,097
Series 2020-HQA2, Class M1 (1 month LIBOR + 1.100%), 1.209%, 03/25/2050 (B)(H)	14,538	14,541

57

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 2020-HQA2, Class M2 (1 month LIBOR + 3.100%), 3.209%, 03/25/2050 (B)(H)	$75,000	$76,245
Series 2020-HQA3, Class B1 (1 month LIBOR + 5.750%), 5.859%, 07/25/2050 (B)(H)	45,000	48,333
Series 2020-HQA3, Class M2 (1 month LIBOR + 3.600%), 3.709%, 07/25/2050 (B)(H)	21,940	22,165
Series 2020-HQA4, Class M2 (1 month LIBOR + 3.150%), 3.259%, 09/25/2050 (B)(H)	63,969	64,572
Series 2021-DNA1, Class M2 (SOFR + 1.800%), 1.817%, 01/25/2051 (B)(H)	25,000	25,078
Series 2021-DNA3, Class M2 (SOFR + 2.100%), 2.110%, 10/25/2033 (B)(H)	10,000	10,166
Series K031, Class X3 IO, 1.715%, 07/25/2041	260,000	8,316
Series K066, Class X1 IO, 0.750%, 06/25/2027	285,399	11,497
Series K103, Class X1 IO, 0.638%, 11/25/2029	224,775	11,021
Series K104, Class X3 IO, 1.896%, 02/25/2047	100,000	13,980
Series K105, Class X1 IO, 1.523%, 01/25/2030	169,866	19,538
Series K106, Class X1 IO, 1.355%, 01/25/2030	139,770	14,317
Series K112, Class X1 IO, 1.433%, 05/25/2030	99,943	11,189
Series K113, Class X1 IO, 1.387%, 06/25/2030	99,996	10,819
Series K115, Class X3 IO, 2.958%, 09/25/2048	100,000	22,368
Series K123, Class X1 IO, 0.775%, 12/25/2030	69,971	4,421
Series K124, Class X1 IO, 0.722%, 12/25/2030	99,967	6,024
Series K-1515, Class X1 IO, 1.513%, 02/25/2035	99,885	15,576
Series K737, Class X1 IO, 0.638%, 10/25/2026	113,714	3,441
Series K740, Class X1 IO, 0.760%, 09/25/2027	99,882	4,309
Federal National Mortgage Association
Series 2014-C03, Class 1M2 (1 month LIBOR + 3.000%), 3.106%, 07/25/2024 (H)	45,114	45,369
Series 2014-C04, Class 1M2 (1 month LIBOR + 4.900%), 5.009%, 11/25/2024 (H)	61,975	64,037
Series 2017-C02, Class 2M2 (1 month LIBOR + 3.650%), 3.759%, 09/25/2029 (H)	73,916	76,686
Series 2017-C03, Class 1M2 (1 month LIBOR + 3.000%), 3.109%, 10/25/2029 (H)	53,664	55,114
Series 2017-C04, Class 2M2 (1 month LIBOR + 2.850%), 2.959%, 11/25/2029 (H)	63,811	65,425
Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2017-C05, Class 1B1 (1 month LIBOR + 3.600%), 3.709%, 01/25/2030 (H)	$25,000	$26,013
Series 2017-C05, Class 1M2 (1 month LIBOR + 2.200%), 2.309%, 01/25/2030 (H)	43,031	43,654
Series 2017-C06, Class 2B1 (1 month LIBOR + 4.450%), 4.559%, 02/25/2030 (H)	10,000	10,456
Series 2017-C06, Class 2M2 (1 month LIBOR + 2.800%), 2.909%, 02/25/2030 (H)	61,221	62,569
Series 2017-C07, Class 1B1 (1 month LIBOR + 4.000%), 4.109%, 05/25/2030 (H)	67,000	69,433
Series 2018-C02, Class 2B1 (1 month LIBOR + 4.000%), 4.109%, 08/25/2030 (H)	15,000	15,298
Series 2018-C03, Class 1M2 (1 month LIBOR + 2.150%), 2.259%, 10/25/2030 (H)	54,668	55,259
Series 2018-R07, Class 1B1 (1 month LIBOR + 4.350%), 4.459%, 04/25/2031 (B)(H)	115,000	119,147
Series 2019-HRP1, Class M2 (1 month LIBOR + 2.150%), 2.259%, 11/25/2039 (B)(H)	52,994	52,708
Series 2019-R03, Class 1B1 (1 month LIBOR + 4.100%), 4.209%, 09/25/2031 (B)(H)	20,000	20,557
Series 2019-R04, Class 2M2 (1 month LIBOR + 2.100%), 2.209%, 06/25/2039 (B)(H)	8,078	8,087
Series 2019-R06, Class 2M2 (1 month LIBOR + 2.100%), 2.209%, 09/25/2039 (B)(H)	9,237	9,264
Series 2020-R01, Class 1M2 (1 month LIBOR + 2.050%), 2.159%, 01/25/2040 (B)(H)	46,939	47,153
Series 2020-R02, Class 2M2 (1 month LIBOR + 2.000%), 2.109%, 01/25/2040 (B)(H)	18,902	18,979
		1,515,733
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,588,614)		$4,794,268
ASSET BACKED SECURITIES - 3.9%
Ajax Mortgage Loan Trust, Series 2021-B, Class A, 2.239%, 06/25/2066 (B)	94,997	94,935
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D, 1.490%, 09/18/2026	40,000	40,471
Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class A, 1.380%, 08/20/2027 (B)	100,000	100,395
Bayview Opportunity Master Fund IVb Trust, Series 2017-RT6, Class B2, 4.000%, 10/28/2057 (B)(G)	100,000	103,764

58

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Bojangles Issuer LLC, Series 2020-1A, Class A2, 3.832%, 10/20/2050 (B)	$30,000	$31,536
CarMax Auto Owner Trust
Series 2021-1, Class C, 0.940%, 12/15/2026	10,000	9,935
Series 2021-2, Class D, 1.550%, 10/15/2027	15,000	15,056
Columbia Cent CLO, Ltd., Series 2020-29A, Class D1 (3 month LIBOR + 4.090%), 4.314%, 07/20/2031 (B)(H)	100,000	100,523
DataBank Issuer, Series 2021-1A, Class B, 2.650%, 02/27/2051 (B)	40,000	40,406
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.030%, 11/20/2047 (B)	48,375	51,630
Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 07/25/2047 (B)	53,213	57,452
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.450%, 01/16/2029	20,000	20,133
Hertz Vehicle Financing II LP
Series 2016-4A, Class A, 2.650%, 07/25/2022 (B)	8,930	8,966
Series 2018-1A, Class B, 3.600%, 02/25/2024 (B)	100,000	100,590
Mill City Mortgage Loan Trust
Series 2018-3, Class A1, 3.482%, 08/25/2058 (B)(G)	57,457	60,014
Series 2017-2, Class M2, 3.250%, 07/25/2059 (B)(G)	100,000	105,716
Progress Residential, Series 2021-SFR3, Class D, 2.288%, 05/17/2026 (B)	100,000	100,471
SCF Equipment Leasing LLC, Series 2021-1A, Class A3, 0.830%, 08/21/2028 (B)	100,000	99,590
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 01/20/2050 (B)	44,513	46,630
Towd Point Mortgage Trust, Series 2019-3, Class M1, 4.250%, 02/25/2059 (B)(G)	150,000	162,144
Vantage Data Centers LLC, Series 2019-1A, Class A2, 3.188%, 07/15/2044 (B)	34,388	35,742
VOLT XCV LLC, Series 2021-NPL4, Class A1, 2.240%, 03/27/2051 (B)	84,084	84,078
TOTAL ASSET BACKED SECURITIES (Cost $1,465,619)		$1,470,177
PREFERRED SECURITIES - 0.1%
United States - 0.1%
Becton, Dickinson and Company, 6.000%	160	8,720
Fluor Corp., 6.500% (B)	1	1,058
		9,778
TOTAL PREFERRED SECURITIES (Cost $9,288)		$9,778
EXCHANGE-TRADED FUNDS - 6.3%
iShares JP Morgan USD Emerging Markets Bond ETF	15,700	1,756,202
SPDR Blackstone Senior Loan ETF	3,500	161,630
Opportunistic Fixed Income Fund (continued)
	Shares or Principal Amount	Value
EXCHANGE-TRADED FUNDS (continued)
SPDR Bloomberg Barclays Convertible Securities ETF	5,700	$480,339
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,297,783)		$2,398,171
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (I)	10	10
TOTAL SHORT-TERM INVESTMENTS (Cost $10)		$10
Total Investments (Opportunistic Fixed Income Fund) (Cost $37,109,159) - 99.8%		$37,832,685
Other assets and liabilities, net - 0.2%		91,191
TOTAL NET ASSETS - 100.0%		$37,923,876
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Security Abbreviations and Legend
CPI	Consumer Price Index
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $7,258,339 or 19.1% of the fund's net assets as of 5-31-21.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.

59

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
Opportunistic Fixed Income Fund (continued)
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	The rate shown is the annualized seven-day yield as of 5-31-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	10	Long	Jun 2021	$1,067,549	$1,080,600	$13,051
10-Year U.S. Treasury Note Futures	31	Long	Sep 2021	4,090,026	4,090,063	37
5-Year U.S. Treasury Note Futures	5	Long	Sep 2021	618,683	619,258	575
Ultra U.S. Treasury Bond Futures	2	Long	Sep 2021	368,738	370,500	1,762
10-Year Canada Government Bond Futures	1	Short	Sep 2021	(119,050)	(119,333)	(283)
10-Year Mini Japan Government Bond Futures	4	Short	Jun 2021	(550,166)	(551,627)	(1,461)
2-Year U.S. Treasury Note Futures	5	Short	Sep 2021	(1,103,358)	(1,103,672)	(314)
German Euro BUND Futures	13	Short	Jun 2021	(2,711,253)	(2,694,033)	17,220
U.S. Treasury Long Bond Futures	1	Short	Sep 2021	(156,344)	(156,531)	(187)
						$30,400
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	125,000	USD	96,887	MSI	6/30/2021	—	$(137)
BRL	395,000	USD	72,791	MLI	6/2/2021	$2,595	—
BRL	4,174,000	USD	768,223	CITI	6/2/2021	28,389	—
BRL	1,958,000	USD	374,221	GSI	6/2/2021	—	(536)
BRL	3,933,000	USD	745,451	MSI	6/2/2021	5,164	—
BRL	4,174,000	USD	785,946	CITI	6/30/2021	8,655	—
CAD	60,000	USD	49,781	BOA	6/30/2021	—	(73)
CAD	106,000	USD	87,846	GSI	6/30/2021	—	(28)
CHF	23,000	USD	25,665	GSI	6/30/2021	—	(58)
CLP	80,987,000	USD	111,837	CITI	6/30/2021	242	—
COP	780,500,000	USD	208,768	CITI	6/30/2021	1,345	—
CZK	15,354,000	USD	736,428	MSI	6/30/2021	1,901	—
EUR	828,000	USD	1,010,620	JPM	6/30/2021	2,448	—
GBP	865,000	USD	1,228,841	BOA	6/30/2021	113	—
IDR	3,181,873,000	USD	221,965	GSI	6/30/2021	748	—
IDR	12,516,853,000	USD	870,219	JPM	6/30/2021	5,890	—
INR	52,737,000	USD	719,640	JPM	6/30/2021	4,444	—
JPY	170,887,000	USD	1,572,652	MSI	6/30/2021	—	(11,556)
KRW	533,705,000	USD	473,827	BOA	6/30/2021	7,635	—
MXN	14,328,000	USD	717,160	CITI	6/30/2021	—	(361)
NOK	2,610,000	USD	313,935	BARC	6/30/2021	—	(48)
NZD	263,000	USD	191,290	CITI	6/30/2021	120	—
PHP	2,683,000	USD	55,675	JPM	6/30/2021	493	—
PLN	334,000	USD	90,976	BARC	6/30/2021	202	—
PLN	504,000	USD	136,862	GSI	6/30/2021	724	—
RUB	58,757,000	USD	794,303	BOA	6/30/2021	2,877	—
TRY	2,689,000	USD	315,351	BARC	6/30/2021	—	(3,461)
USD	1,512,218	AUD	1,951,000	MSI	6/30/2021	2,139	—
USD	75,494	BRL	395,000	BOA	6/2/2021	108	—
USD	787,993	BRL	4,174,000	CITI	6/2/2021	—	(8,617)
USD	370,125	BRL	1,958,000	GSI	6/2/2021	—	(3,560)
USD	746,070	BRL	3,933,000	MSI	6/2/2021	—	(4,545)
USD	511,922	BRL	2,718,000	CITI	6/30/2021	—	(5,501)
60

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	743,380	BRL	3,933,000	MSI	7/2/2021	—	$(5,200)
USD	3,062,353	CAD	3,691,000	BOA	6/30/2021	$4,478	—
USD	336,987	CHF	302,000	GSI	6/30/2021	758	—
USD	708,696	COP	2,649,529,000	CITI	6/30/2021	—	(4,567)
USD	3,793,128	EUR	3,107,594	JPM	6/30/2021	—	(9,050)
USD	109,388	GBP	77,000	BOA	6/30/2021	—	(10)
USD	81,564	HUF	23,339,000	GSI	6/30/2021	—	(631)
USD	571,433	IDR	8,221,205,000	JPM	6/30/2021	—	(4,005)
USD	648,393	ILS	2,110,000	MSI	6/30/2021	—	(1,340)
USD	2,113,607	JPY	229,668,000	MSI	6/30/2021	15,532	—
USD	2,747,592	KRW	3,094,805,000	BOA	6/30/2021	—	(44,272)
USD	407,332	MXN	8,138,000	CITI	6/30/2021	205	—
USD	510,476	NOK	4,244,000	BARC	6/30/2021	78	—
USD	1,096,593	NZD	1,519,000	MSI	6/30/2021	—	(8,927)
USD	1,206,629	RUB	89,258,000	BOA	6/30/2021	—	(4,371)
USD	343,125	RUB	25,429,000	GSI	6/30/2021	—	(1,881)
USD	728,855	SEK	6,046,000	MSI	6/30/2021	—	(654)
USD	626,825	SGD	834,000	CITI	6/30/2021	—	(4,318)
USD	182,033	THB	5,708,000	BARC	6/30/2021	—	(694)
USD	580,938	ZAR	8,136,000	CITI	6/30/2021	—	(8,728)
ZAR	2,222,000	USD	158,270	BOA	6/30/2021	2,772	—
						$100,055	$(137,129)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	5,770,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	$(896)	$(12,762)	$(13,658)
BOA	810,000	USD	USA CPI All Urban Consumers	Fixed 2.402%	At Maturity	At Maturity	Mar 2026	—	(16,647)	(16,647)
BOA	810,000	USD	Fixed 2.354%	USA CPI All Urban Consumers	At Maturity	At Maturity	Mar 2031	—	22,924	22,924
CITI	6,440,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.390%	Quarterly	Quarterly	Jun 2025	—	(33,141)	(33,141)
CITI	9,190,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(17,996)	(3,791)	(21,787)
CITI	6,100,000	CNY	CNY CNREPOFIX Reuters	Fixed 2.340%	Quarterly	Quarterly	Sep 2025	(9,850)	(4,591)	(14,441)
CITI	210,000	USD	Fixed 2.289%	USA CPI All Urban Consumers	At Maturity	At Maturity	Jul 2030	—	9,617	9,617
CITI	345,000	ILS	ILS TELBOR Reuters	Fixed 1.493%	Annual	Quarterly	Sep 2031	—	463	463
CITI	655,000	ILS	ILS TELBOR Reuters	Fixed 1.442%	Annual	Quarterly	Sep 2031	—	(90)	(90)
								$(28,742)	$(38,018)	$(66,760)
Centrally cleared	510,000	CAD	CAD CORRA Compounded OIS	Fixed 0.013%	Semi-Annual	Semi-Annual	Jun 2026	—	1,269	1,269
Centrally cleared	510,000	CAD	CAD CORRA Compounded OIS	Fixed 0.013%	Semi-Annual	Semi-Annual	Jun 2026	—	1,115	1,115
Centrally cleared	1,580,000	PLN	Fixed 0.880%	PLN WIBOR WIBO	Annual	Semi-Annual	Sep 2030	270	33,266	33,536
Centrally cleared	18,906,600	MXN	MXN TIIE Banxico	Fixed 7.130%	Monthly	Monthly	Jun 2031	5,759	16,872	22,631
Centrally cleared	7,120,000	NOK	NOK NIBOR NIBR	Fixed 1.780%	Annual	Semi-Annual	Jun 2031	112	(468)	(356)
Centrally cleared	850,000	USD	USD LIBOR BBA	Fixed 2.250%	Semi-Annual	Quarterly	Jun 2031	(2,453)	184	(2,269)
Centrally cleared	330,000	EUR	Fixed 0.649%	EUR EONIA Compounded OIS	Annual	Annual	Jun 2041	—	8,468	8,468
Centrally cleared	490,000	USD	USD Federal Funds Rate Compounded OIS	Fixed 2.165%	Annual	Annual	Jun 2041	—	(8,697)	(8,697)
Centrally cleared	80,000	GBP	Fixed 1.000%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2071	54	2,732	2,786
Centrally cleared	70,000	GBP	Fixed 0.800%	GBP SONIA Compounded OIS	Annual	Annual	Jun 2071	—	(467)	(467)
Centrally cleared	70,000	GBP	Fixed 0.840%	GBP SONIA Compounded OIS	Annual	Annual	Sep 2071	(1,289)	(656)	(1,945)
								$2,453	$53,618	$56,071
								$(26,289)	$15,600	$(10,689)
61

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
CITI	Republic of Indonesia	10,000	USD	$10,000	1.000%	Quarterly	Jun 2026	$(107)	$(28)	$(135)
GSI	People's Republic of China	850,000	USD	850,000	1.000%	Quarterly	Dec 2024	(17,099)	(7,563)	(24,662)
GSI	CMBX.NA.AAA.10	600,000	USD	600,000	0.500%	Monthly	Nov 2059	(6,900)	(158)	(7,058)
JPM	Republic of Korea	2,110,000	USD	2,110,000	1.000%	Quarterly	Dec 2024	(51,464)	(18,561)	(70,025)
MSI	Government of Japan	2,090,000	USD	2,090,000	1.000%	Quarterly	Dec 2024	(54,295)	(16,808)	(71,103)
MSI	Government of Malaysia	400,000	USD	400,000	1.000%	Quarterly	Dec 2025	(11,649)	359	(11,290)
MSI	Government of Malaysia	85,000	USD	85,000	1.000%	Quarterly	Jun 2026	(2,229)	(218)	(2,447)
MSI	People's Republic of China	65,000	USD	65,000	1.000%	Quarterly	Jun 2026	(2,002)	(158)	(2,160)
MSI	Republic of Indonesia	50,000	USD	50,000	1.000%	Quarterly	Jun 2026	(365)	(311)	(676)
MSI	CMBX.NA.BBB-.7	440,000	USD	440,000	3.000%	Monthly	Jan 2047	9,717	77,133	86,850
MSI	CMBX.NA.AAA.11	600,000	USD	600,000	0.500%	Monthly	Nov 2054	(4,982)	(1,795)	(6,777)
MSI	CMBX.NA.BBB-.8	460,000	USD	460,000	3.000%	Monthly	Oct 2057	21,638	47,022	68,660
MSI	CMBX.NA.AAA.12	610,000	USD	610,000	0.500%	Monthly	Aug 2061	(464)	(5,664)	(6,128)
MSI	CMBX.NA.AAA.13	610,000	USD	610,000	0.500%	Monthly	Dec 2072	4,270	(9,635)	(5,365)
				$8,980,000				$(115,931)	$63,615	$(52,316)
Centrally cleared	iTraxx Europe Crossover Series 35 Version 1	110,000	EUR	130,944	5.000%	Quarterly	Jun 2026	(15,482)	(1,772)	(17,254)
				$130,944				$(15,482)	$(1,772)	$(17,254)
				$9,110,944				$(131,413)	$61,843	$(69,570)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Republic of Panama	0.723%	25,000	USD	$25,000	1.000%	Quarterly	Jun 2026	$245	$149	$394
CITI	Republic of Columbia	1.410%	55,000	USD	55,000	1.000%	Quarterly	Jun 2026	(665)	(330)	(995)
CITI	Republic of Panama	0.723%	25,000	USD	25,000	1.000%	Quarterly	Jun 2026	308	86	394
CITI	Republic of Peru	0.955%	20,000	USD	20,000	1.000%	Quarterly	Jun 2026	226	(142)	84
CITI	Republic of Peru	0.955%	25,000	USD	25,000	1.000%	Quarterly	Jun 2026	208	(103)	105
GSI	Republic of Columbia	1.410%	45,000	USD	45,000	1.000%	Quarterly	Jun 2026	(543)	(271)	(814)
GSI	Republic of Columbia	1.410%	45,000	USD	45,000	1.000%	Quarterly	Jun 2026	(543)	(271)	(814)
GSI	Republic of Columbia	1.410%	50,000	USD	50,000	1.000%	Quarterly	Jun 2026	(615)	(289)	(904)
GSI	Republic of Columbia	1.410%	25,000	USD	25,000	1.000%	Quarterly	Jun 2026	(269)	(183)	(452)
GSI	Republic of Columbia	1.410%	30,000	USD	30,000	1.000%	Quarterly	Jun 2026	(226)	(316)	(542)
GSI	Republic of Columbia	1.410%	50,000	USD	50,000	1.000%	Quarterly	Jun 2026	(340)	(564)	(904)
GSI	Republic of Panama	0.723%	20,000	USD	20,000	1.000%	Quarterly	Jun 2026	206	109	315
GSI	Republic of Peru	0.955%	20,000	USD	20,000	1.000%	Quarterly	Jun 2026	226	(142)	84
GSI	Republic of Peru	0.955%	15,000	USD	15,000	1.000%	Quarterly	Jun 2026	125	(62)	63
JPM	Republic of Columbia	1.410%	45,000	USD	45,000	1.000%	Quarterly	Jun 2026	(371)	(443)	(814)
MSI	Republic of Panama	0.723%	25,000	USD	25,000	1.000%	Quarterly	Jun 2026	258	136	394
MSI	Republic of Peru	0.955%	20,000	USD	20,000	1.000%	Quarterly	Jun 2026	176	(92)	84
					$540,000				$(1,594)	$(2,728)	$(4,322)
Centrally cleared	CDX.NA.HY.36	2.876%	80,000	USD	80,000	5.000%	Quarterly	Jun 2026	7,438	1,111	8,549
Centrally cleared	CDX.NA.IG.36	0.508%	35,000	USD	35,000	1.000%	Quarterly	Jun 2026	846	77	923
Centrally cleared	iTraxx Europe Series 35 Version 1	0.499%	460,000	EUR	547,584	1.000%	Quarterly	Jun 2026	13,735	1,631	15,366
					$662,584				$22,019	$2,819	$24,838
					$1,202,584				$20,425	$91	$20,516
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	830,000	Jun 2021	GSI	$52	$(6,444)	$(6,392)
Pay	iBoxx $ Liquid High Yield Index	3-Month USD LIBOR	At Maturity	USD	830,000	Jun 2021	GSI	64	(11,750)	(11,686)
62

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	2,500,000	Jun 2021	GSI	$57	$17,048	$17,105
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	210,000	Jun 2021	GSI	7	5,566	5,573
Pay	iBoxx $ Liquid Investment Grade Index	3-Month USD LIBOR	At Maturity	USD	1,220,000	Sep 2021	MSI	410	(32,400)	(31,990)
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	945,000	Sep 2021	JPM	(294)	9,436	9,142
Receive	iBoxx $ Liquid Leveraged Loan Index	3-Month USD LIBOR	At Maturity	USD	525,000	Sep 2021	MSI	(164)	2,331	2,167
								$132	$(16,213)	$(16,081)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand
Derivatives Abbreviations
BARC	Barclays Bank PLC
BBA	The British Banker's Association
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CNREPOFIX	China Fixing Repo Rate
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
EONIA	Euro Overnight Index Average
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
LIBOR	London Interbank Offered Rate
MLI	Merrill Lynch International
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
63

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Opportunistic Fixed Income Fund (continued)
OIS	Overnight Index Swap
OTC	Over-the-counter
SONIA	Sterling Overnight Interbank Average Rate
TELBOR	Tel Aviv Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
WIBOR	Warsaw Interbank Offered Rate
Science & Technology Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 94.4%
Communication services – 15.3%
Entertainment – 0.7%
CTS Eventim AG & Company KGaA (A)	17,676	$1,217,346
Netflix, Inc. (A)	685	344,425
Take-Two Interactive Software, Inc. (A)	665	123,397
		1,685,168
Interactive media and services – 14.6%
Alphabet, Inc., Class A (A)	700	1,649,795
Alphabet, Inc., Class C (A)	5,438	13,114,063
Baidu, Inc., ADR (A)	6,648	1,304,803
Facebook, Inc., Class A (A)	39,553	13,002,258
Kuaishou Technology (A)(B)	3,500	90,483
Mail.Ru Group, Ltd., GDR (A)	135,713	3,125,896
Pinterest, Inc., Class A (A)	36,902	2,409,701
Snap, Inc., Class A (A)	12,600	782,712
Tencent Holdings, Ltd.	3,300	257,997
Zillow Group, Inc., Class A (A)	2,130	251,958
ZoomInfo Technologies, Inc., Class A (A)	6,910	302,865
		36,292,531
		37,977,699
Consumer discretionary – 23.9%
Auto components – 0.4%
Aptiv PLC (A)	2,185	328,668
Magna International, Inc.	6,010	604,546
		933,214
Automobiles – 0.6%
Ford Motor Company (A)	11,525	167,458
General Motors Company (A)	20,475	1,214,372
Tesla, Inc. (A)	235	146,927
		1,528,757
Hotels, restaurants and leisure – 3.3%
Airbnb, Inc., Class A (A)	37	5,195
Booking Holdings, Inc. (A)	2,515	5,939,298
Expedia Group, Inc. (A)	12,925	2,287,079
		8,231,572
Internet and direct marketing retail – 19.6%
Alibaba Group Holding, Ltd., ADR (A)	28,623	6,124,177
Amazon.com, Inc. (A)	4,130	13,311,274
boohoo Group PLC (A)	293,507	1,328,322
Coupang, Inc. (A)(C)	29,695	1,211,259
Deliveroo PLC (A)(B)(C)	262,364	936,048
Delivery Hero SE (A)(B)	20,501	2,773,481
DoorDash, Inc., Class A (A)	10,645	1,599,731
Etsy, Inc. (A)	19,122	3,149,967
Naspers, Ltd., N Shares	8,445	1,861,505
Tongcheng-Elong Holdings, Ltd. (A)	476,000	1,280,134
Trip.com Group, Ltd., ADR (A)	172,566	7,221,887
Wayfair, Inc., Class A (A)	5,105	1,564,887
Zalando SE (A)(B)	57,677	6,160,595
		48,523,267
		59,216,810
Health care – 0.7%
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies – 0.6%
Intuitive Surgical, Inc. (A)	1,792	$1,509,187
Health care technology – 0.1%
Veeva Systems, Inc., Class A (A)	850	247,639
		1,756,826
Industrials – 0.9%
Electrical equipment – 0.2%
Array Technologies, Inc. (A)	31,255	509,457
Bloom Energy Corp., Class A (A)	615	14,865
		524,322
Road and rail – 0.7%
Lyft, Inc., Class A (A)	24,215	1,382,434
Uber Technologies, Inc. (A)	6,940	352,760
		1,735,194
		2,259,516
Information technology – 53.6%
Communications equipment – 0.5%
Cisco Systems, Inc.	21,045	1,113,281
F5 Networks, Inc. (A)	1,000	185,430
		1,298,711
Electronic equipment, instruments and components – 1.5%
Cognex Corp.	1,775	140,917
Flex, Ltd. (A)	39,300	718,011
IPG Photonics Corp. (A)	1,890	395,501
Samsung SDI Company, Ltd.	4,110	2,358,987
		3,613,416
IT services – 11.0%
Adyen NV (A)(B)	280	648,049
DXC Technology Company (A)	27,390	1,038,629
EPAM Systems, Inc. (A)	765	365,364
Fidelity National Information Services, Inc.	3,232	481,503
Fiserv, Inc. (A)	4,495	517,824
Global Payments, Inc.	3,684	713,628
Mastercard, Inc., Class A	5,225	1,884,031
MongoDB, Inc. (A)	6,090	1,777,915
Okta, Inc. (A)	16,935	3,767,021
PayPal Holdings, Inc. (A)	10,985	2,856,320
Shopify, Inc., Class A (A)	780	969,439
Snowflake, Inc., Class A (A)	1,777	422,979
Square, Inc., Class A (A)	11,905	2,649,101
Twilio, Inc., Class A (A)	16,085	5,404,560
VeriSign, Inc. (A)	4,011	882,099
Visa, Inc., Class A	9,695	2,203,674
Wix.com, Ltd. (A)	2,847	739,821
		27,321,957
Semiconductors and semiconductor equipment – 12.3%
Advanced Micro Devices, Inc. (A)	3,095	247,848
Advantest Corp.	3,600	315,955
Applied Materials, Inc.	30,634	4,231,474
Cree, Inc. (A)	3,110	311,031
Infineon Technologies AG	20,005	808,941
KLA Corp.	540	171,121
Lam Research Corp.	4,320	2,807,352

64

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Micron Technology, Inc. (A)	76,092	$6,402,381
NVIDIA Corp.	1,675	1,088,382
NXP Semiconductors NV	6,625	1,400,658
ON Semiconductor Corp. (A)	26,475	1,060,059
Qorvo, Inc. (A)	2,660	486,035
QUALCOMM, Inc.	15,335	2,063,171
SK Hynix, Inc.	12,034	1,349,265
Skyworks Solutions, Inc.	4,275	726,750
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	16,665	1,955,804
Teradyne, Inc.	6,525	863,584
Tokyo Electron, Ltd.	2,400	1,052,996
Xilinx, Inc.	24,474	3,108,198
		30,451,005
Software – 20.6%
Alteryx, Inc., Class A (A)	4,635	360,464
Asana, Inc., Class A (A)	9,965	366,513
Autodesk, Inc. (A)	1,055	301,582
Box, Inc., Class A (A)	7,015	163,520
Citrix Systems, Inc.	47,735	5,487,616
Cloudflare, Inc., Class A (A)	1,650	135,399
Crowdstrike Holdings, Inc., Class A (A)	13,585	3,017,908
Datadog, Inc., Class A (A)	3,520	320,496
FireEye, Inc. (A)	7,200	161,064
Fortinet, Inc. (A)	5,341	1,167,222
HubSpot, Inc. (A)	9,220	4,650,384
Intuit, Inc.	2,583	1,134,169
McAfee Corp., Class A	53,794	1,351,843
Microsoft Corp.	33,174	8,282,884
NortonLifeLock, Inc.	55,056	1,522,849
Palo Alto Networks, Inc. (A)	905	328,741
Paycom Software, Inc. (A)	11,935	3,933,776
Procore Technologies, Inc. (A)	769	66,457
salesforce.com, Inc. (A)	29,509	7,026,093
Slack Technologies, Inc., Class A (A)	15,226	670,553
TeamViewer AG (A)(B)	34,010	1,333,520
UiPath, Inc., Class A (A)(C)	922	73,594
Varonis Systems, Inc. (A)	8,900	429,870
Workday, Inc., Class A (A)	6,636	1,517,786
Zoom Video Communications, Inc., Class A (A)	13,862	4,595,669
Zscaler, Inc. (A)	12,585	2,444,007
		50,843,979
Technology hardware, storage and peripherals – 7.7%
Apple, Inc.	35,205	4,386,895
Hewlett Packard Enterprise Company	38,505	614,540
HP, Inc.	45,360	1,325,873
Pure Storage, Inc., Class A (A)	200,164	3,813,124
Samsung Electronics Company, Ltd.	67,544	4,848,325
Seagate Technology Holdings PLC	19,730	1,889,148
Western Digital Corp. (A)	27,935	2,101,550
		18,979,455
		132,508,523
TOTAL COMMON STOCKS (Cost $168,588,738)		$233,719,374
PREFERRED SECURITIES – 0.4%
Industrials – 0.4%
Road and rail – 0.4%
DiDi Chuxing, Inc. (A)(D)(E)	16,798	877,192
TOTAL PREFERRED SECURITIES (Cost $460,705)		$877,192
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 7.3%
Short-term funds – 3.7%
John Hancock Collateral Trust, 0.0241% (F)(G)	209,823	$2,099,305
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (F)	1,986,737	1,986,737
T. Rowe Price Government Reserve Fund, 0.0128% (F)	5,009,523	5,009,523
		9,095,565
Repurchase agreement – 3.6%
Repurchase Agreement with State Street Corp. dated 5-28-21 at 0.000% to be repurchased at $8,884,000 on 6-1-21, collateralized by $8,728,400 U.S. Treasury Notes, 2.000% due 11-30-22 (valued at $9,061,774)	$8,884,000	8,884,000
TOTAL SHORT-TERM INVESTMENTS (Cost $17,979,510)		$17,979,565
Total Investments (Science & Technology Fund) (Cost $187,028,953) – 102.1%		$252,576,131
Other assets and liabilities, net – (2.1%)		(5,133,253)
TOTAL NET ASSETS – 100.0%		$247,442,878
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 5-31-21. The value of securities on loan amounted to $2,144,472. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $148,666 in the form of U.S. Treasuries was pledged to the fund.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 5-31-21.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 93.2%
Communication services – 8.2%
Diversified telecommunication services – 1.2%
Alaska Communications Systems Group, Inc. (A)	8,204	$27,237
Anterix, Inc. (A)	1,773	87,693
AT&T, Inc.	882,176	25,962,440
ATN International, Inc.	1,773	83,810
Bandwidth, Inc., Class A (A)	2,946	348,482
BCE, Inc.	18,285	909,066
BT Group PLC (A)	962,698	2,382,971
Cellnex Telecom SA (A)(B)	34,491	2,092,421
China Tower Corp., Ltd., H Shares (B)	5,210,400	711,873
Chunghwa Telecom Company, Ltd.	398,479	1,625,309
Cincinnati Bell, Inc. (A)	7,800	120,120

65

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Cogent Communications Holdings, Inc.	6,494	$490,946
Consolidated Communications Holdings, Inc. (A)	11,458	107,247
Deutsche Telekom AG	356,170	7,412,660
Elisa OYJ	15,296	906,974
HKT Trust & HKT, Ltd.	399,322	545,482
IDT Corp., Class B (A)	2,878	83,059
Iliad SA	1,587	260,566
Infrastrutture Wireless Italiane SpA (B)(C)	33,997	380,746
Iridium Communications, Inc. (A)	43,182	1,649,984
Koninklijke KPN NV	372,560	1,245,408
LG Uplus Corp.	22,585	301,458
Liberty Latin America, Ltd., Class A (A)	8,960	127,859
Liberty Latin America, Ltd., Class C (A)	22,228	319,639
Lumen Technologies, Inc.	122,110	1,690,002
Nippon Telegraph & Telephone Corp.	148,700	4,026,838
Ooma, Inc. (A)	3,658	71,002
Orange Polska SA (A)	76,912	140,522
Orange SA	213,737	2,727,573
ORBCOMM, Inc. (A)	11,411	127,689
PCCW, Ltd.	416,000	230,045
Proximus SADP	17,862	364,041
Sarana Menara Nusantara Tbk PT	2,312,700	190,129
Singapore Telecommunications, Ltd.	570,110	1,042,184
Singapore Telecommunications, Ltd.	229,178	415,573
Spark New Zealand, Ltd.	248,438	808,664
Swisscom AG	1,942	1,097,047
Telecom Italia SpA	900,360	482,051
Telecom Italia SpA, Savings Shares	606,266	346,449
Telefonica Brasil SA	53,554	453,365
Telefonica Deutschland Holding AG	107,076	294,672
Telefonica SA	555,620	2,737,165
Telekom Malaysia BHD	133,418	200,064
Telenor ASA	67,865	1,181,757
Telesites SAB de CV (A)	124,700	119,704
Telia Company AB	249,705	1,108,267
Telkom Indonesia Persero Tbk PT	4,994,760	1,145,188
Telstra Corp., Ltd.	442,768	1,192,161
TELUS Corp.	47,314	1,067,654
TPG Telecom, Ltd.	38,159	155,269
True Corp. PCL, NVDR (C)	1,086,800	109,071
United Internet AG	11,276	470,278
Verizon Communications, Inc.	511,875	28,915,819
Vonage Holdings Corp. (A)	36,087	497,279
		101,590,972
Entertainment – 1.4%
Activision Blizzard, Inc.	93,887	9,130,511
Alibaba Pictures Group, Ltd. (A)	1,390,500	186,290
AMC Entertainment Holdings, Inc., Class A (A)(C)	58,272	1,522,065
Bilibili, Inc., ADR (A)	19,100	2,047,138
Bollore SA	90,988	470,973
Capcom Company, Ltd.	20,200	649,200
CD Projekt SA	8,067	391,144
Cinemark Holdings, Inc. (A)	39,199	888,249
DouYu International Holdings, Ltd., ADR (A)	10,900	86,110
Electronic Arts, Inc.	34,855	4,981,825
Eros STX Global Corp. (A)	29,593	35,512
HUYA, Inc., ADR (A)(C)	9,100	139,230
IMAX Corp. (A)	7,803	168,623
iQIYI, Inc., ADR (A)(C)	33,000	470,580
Koei Tecmo Holdings Company, Ltd.	6,630	310,975
Konami Holdings Corp.	10,800	696,972
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Liberty Media Corp.-Liberty Braves, Class A (A)	2,379	$66,422
Liberty Media Corp.-Liberty Braves, Class C (A)	5,216	142,658
Live Nation Entertainment, Inc. (A)	17,391	1,567,103
LiveXLive Media, Inc. (A)(C)	8,249	40,750
NCSoft Corp.	1,661	1,269,267
NetEase, Inc., ADR	49,020	5,780,929
Netflix, Inc. (A)	53,671	26,986,316
Netmarble Corp. (B)	2,171	266,766
Nexon Company, Ltd.	56,100	1,330,207
Nintendo Company, Ltd.	12,939	8,012,029
Pearl Abyss Corp. (A)	2,880	150,289
Square Enix Holdings Company, Ltd.	10,500	564,274
Take-Two Interactive Software, Inc. (A)	13,958	2,590,046
Tencent Music Entertainment Group, ADR (A)	43,400	683,116
The Marcus Corp. (A)(C)	3,737	78,888
The Walt Disney Company (A)	219,979	39,299,248
Toho Company, Ltd.	12,900	537,881
Ubisoft Entertainment SA (A)	9,795	712,450
Vivendi SE	88,868	3,236,529
World Wrestling Entertainment, Inc., Class A	9,825	548,628
		116,039,193
Interactive media and services – 4.0%
Adevinta ASA (A)	23,102	448,090
Alphabet, Inc., Class A (A)	34,795	82,006,596
Alphabet, Inc., Class C (A)	33,350	80,425,526
Auto Trader Group PLC (A)(B)	101,305	806,128
Autohome, Inc., ADR	7,000	539,490
Baidu, Inc., ADR (A)	31,900	6,261,013
CarGurus, Inc. (A)	13,601	383,820
Cars.com, Inc. (A)	10,467	152,923
DHI Group, Inc. (A)	9,287	29,718
Eventbrite, Inc., Class A (A)	9,914	201,254
EverQuote, Inc., Class A (A)	2,287	72,109
Facebook, Inc., Class A (A)	278,306	91,487,531
JOYY, Inc., ADR	6,900	530,955
Kakaku.com, Inc.	15,400	458,349
Kakao Corp.	29,020	3,172,667
Kuaishou Technology (A)(B)	23,600	610,115
Liberty TripAdvisor Holdings, Inc., Class A (A)	12,647	60,200
MediaAlpha, Inc., Class A (A)	2,894	122,474
Momo, Inc., ADR	17,800	249,734
NAVER Corp.	12,441	3,991,618
QuinStreet, Inc. (A)	7,585	137,364
REA Group, Ltd.	5,530	701,709
Scout24 AG (B)	11,297	919,281
SEEK, Ltd.	35,271	845,289
Tencent Holdings, Ltd.	679,412	53,117,038
TripAdvisor, Inc. (A)	20,266	880,558
TrueCar, Inc. (A)	16,942	100,127
Twitter, Inc. (A)	92,345	5,356,010
Weibo Corp., ADR (A)	6,600	335,544
Yelp, Inc. (A)	25,859	1,037,204
Z Holdings Corp.	306,507	1,462,016
		336,902,450
Media – 0.9%
AMC Networks, Inc., Class A (A)	4,383	235,279
Audacy, Inc. (A)	19,252	83,746
Boston Omaha Corp., Class A (A)	1,968	60,339
Cable One, Inc.	1,142	2,073,370
Cardlytics, Inc. (A)	4,574	487,360

66

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Charter Communications, Inc., Class A (A)	16,288	$11,312,505
Cheil Worldwide, Inc.	7,130	153,682
China Literature, Ltd. (A)(B)(C)	36,000	381,989
Comcast Corp., Class A	526,459	30,187,159
comScore, Inc. (A)	11,344	45,376
CyberAgent, Inc.	46,400	922,762
Cyfrowy Polsat SA	32,770	273,426
Daily Journal Corp. (A)	211	67,415
Dentsu Group, Inc.	24,744	861,120
Discovery, Inc., Series A (A)(C)	18,718	601,035
Discovery, Inc., Series C (A)	33,359	1,002,438
DISH Network Corp., Class A (A)	28,499	1,240,276
Entravision Communications Corp., Class A	9,881	46,144
Fox Corp., Class A	38,504	1,438,124
Fox Corp., Class B	17,707	642,410
Gannett Company, Inc. (A)	21,203	108,771
Gray Television, Inc.	13,312	309,637
Grupo Televisa SAB, Series CPO	226,397	589,123
Hakuhodo DY Holdings, Inc.	26,800	455,708
Hemisphere Media Group, Inc. (A)	3,483	43,085
iHeartMedia, Inc., Class A (A)	9,317	216,248
Informa PLC (A)	160,578	1,236,180
John Wiley & Sons, Inc., Class A	9,153	580,117
Loral Space & Communications, Inc.	2,107	79,750
Megacable Holdings SAB de CV, Series CPO	28,900	108,386
Meredith Corp. (A)	6,120	206,122
MSG Networks, Inc., Class A (A)	4,680	72,166
MultiChoice Group	43,614	432,442
National CineMedia, Inc.	10,262	49,668
News Corp., Class A	45,037	1,215,549
News Corp., Class B	14,031	360,456
Omnicom Group, Inc.	24,763	2,036,509
Pearson PLC	80,965	941,337
Publicis Groupe SA	24,038	1,624,876
Quebecor, Inc., Class B	19,199	521,753
Schibsted ASA, B Shares	9,117	377,289
Schibsted ASA, Class A	7,758	378,127
Scholastic Corp.	4,608	155,197
SES SA	41,034	341,507
Shaw Communications, Inc., Class B	50,651	1,514,436
Sinclair Broadcast Group, Inc., Class A	6,890	232,124
TechTarget, Inc. (A)	3,579	251,639
TEGNA, Inc.	79,570	1,542,862
The EW Scripps Company, Class A	8,603	182,470
The Interpublic Group of Companies, Inc.	44,994	1,515,848
The New York Times Company, Class A	30,481	1,305,196
ViacomCBS, Inc., Class B	67,666	2,870,392
WideOpenWest, Inc. (A)	8,044	134,093
WPP PLC	132,254	1,826,903
		75,931,921
Wireless telecommunication services – 0.7%
Advanced Info Service PCL, NVDR	115,500	624,327
America Movil SAB de CV, Series L	3,194,200	2,450,416
Axiata Group BHD	320,153	286,285
Boingo Wireless, Inc. (A)	7,061	98,713
DiGi.Com BHD	357,220	371,324
Far EasTone Telecommunications Company, Ltd.	158,595	369,034
Globe Telecom, Inc.	3,065	116,140
Gogo, Inc. (A)(C)	8,666	118,031
Intouch Holdings PCL, NVDR	218,300	446,818
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
KDDI Corp.	186,267	$6,349,602
Maxis BHD	273,960	314,682
MTN Group, Ltd. (A)	169,436	1,246,176
PLDT, Inc.	8,395	231,523
Rogers Communications, Inc., Class B	38,216	1,973,041
Shenandoah Telecommunications Company	7,474	372,878
SK Telecom Company, Ltd.	4,033	1,150,395
SoftBank Corp.	330,700	4,240,245
SoftBank Group Corp.	180,952	13,783,612
Spok Holdings, Inc.	3,755	43,821
Taiwan Mobile Company, Ltd.	170,000	611,084
Tele2 AB, B Shares (C)	51,173	697,023
Telephone & Data Systems, Inc.	20,935	538,448
TIM SA	89,289	207,131
T-Mobile US, Inc. (A)	72,253	10,220,187
Total Access Communication PCL, NVDR	66,800	66,217
Turkcell Iletisim Hizmetleri AS	92,024	169,632
Vodacom Group, Ltd.	63,627	609,853
Vodafone Group PLC	2,892,527	5,244,307
		52,950,945
		683,415,481
Consumer discretionary – 12.5%
Auto components – 0.5%
Adient PLC (A)	34,293	1,716,708
Aisin Corp.	18,600	810,998
American Axle & Manufacturing Holdings, Inc. (A)	17,628	197,434
Aptiv PLC (A)	23,438	3,525,544
BorgWarner, Inc.	20,747	1,064,114
Bridgestone Corp.	61,700	2,732,842
Cheng Shin Rubber Industry Company, Ltd.	179,730	306,968
Cie Generale des Etablissements Michelin SCA	18,138	2,772,187
Continental AG	11,708	1,735,936
Cooper Tire & Rubber Company	7,708	457,701
Cooper-Standard Holdings, Inc. (A)	2,744	81,661
Dana, Inc.	52,641	1,428,150
Denso Corp.	50,016	3,413,976
Dorman Products, Inc. (A)	4,095	419,246
Faurecia SE	12,542	688,235
Fox Factory Holding Corp. (A)	15,124	2,351,480
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	59,500	373,979
Gentex Corp.	51,224	1,818,452
Gentherm, Inc. (A)	5,040	365,551
Hankook Tire & Technology Company, Ltd.	7,791	337,235
Hanon Systems	18,771	284,773
Hyundai Mobis Company, Ltd.	6,774	1,688,407
Koito Manufacturing Company, Ltd.	12,076	794,568
LCI Industries	3,781	563,558
Lear Corp.	11,500	2,223,640
Magna International, Inc.	30,311	3,048,036
Minth Group, Ltd.	88,000	372,180
Modine Manufacturing Company (A)	7,769	136,657
Motorcar Parts of America, Inc. (A)	3,065	71,629
NGK Spark Plug Company, Ltd.	17,700	280,970
Patrick Industries, Inc.	3,431	294,037
Standard Motor Products, Inc.	3,306	148,836
Stanley Electric Company, Ltd.	15,100	452,929
Stoneridge, Inc. (A)	4,155	126,478
Sumitomo Electric Industries, Ltd.	87,500	1,347,072

67

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Tenneco, Inc., Class A (A)	7,970	$124,970
The Goodyear Tire & Rubber Company (A)	84,576	1,677,142
Toyoda Gosei Company, Ltd.	7,300	186,333
Toyota Industries Corp.	17,029	1,473,839
Valeo SA	24,547	806,574
Visteon Corp. (A)	10,125	1,239,908
XPEL, Inc. (A)	2,520	206,640
		44,147,573
Automobiles – 1.6%
Astra International Tbk PT	2,045,208	736,596
Bayerische Motoren Werke AG	35,564	3,775,390
Brilliance China Automotive Holdings, Ltd.	316,300	279,300
BYD Company, Ltd., H Shares	92,694	2,130,434
Daimler AG	91,687	8,554,185
Dongfeng Motor Group Company, Ltd., H Shares	321,680	305,683
Ferrari NV	13,103	2,762,880
Ford Motor Company (A)	339,206	4,928,663
Ford Otomotiv Sanayi AS	5,206	104,550
Geely Automobile Holdings, Ltd.	695,000	1,759,879
General Motors Company (A)	110,065	6,527,955
Great Wall Motor Company, Ltd., H Shares	369,250	1,024,447
Guangzhou Automobile Group Company, Ltd., H Shares	345,346	298,671
Harley-Davidson, Inc.	32,230	1,562,188
Honda Motor Company, Ltd.	188,627	5,894,895
Hyundai Motor Company	15,227	3,160,184
Isuzu Motors, Ltd.	64,000	865,785
Kia Corp.	26,722	2,021,487
Li Auto, Inc., ADR (A)(C)	21,400	498,620
Mazda Motor Corp. (A)	65,680	575,349
NIO, Inc., ADR (A)	151,600	5,854,792
Nissan Motor Company, Ltd. (A)	267,225	1,344,161
Renault SA (A)	20,489	850,225
Stellantis NV	214,742	4,210,579
Subaru Corp.	71,200	1,388,758
Suzuki Motor Corp.	42,600	1,858,983
Tesla, Inc. (A)	66,653	41,672,789
Thor Industries, Inc.	11,639	1,431,597
Toyota Motor Corp.	244,800	20,315,662
Volkswagen AG	3,424	1,250,314
Winnebago Industries, Inc.	4,791	354,342
Workhorse Group, Inc. (A)(C)	14,806	138,732
XPeng, Inc., ADR (A)	20,000	642,600
Yadea Group Holdings, Ltd. (B)	122,000	266,183
Yamaha Motor Company, Ltd.	32,600	956,997
		130,303,855
Distributors – 0.1%
Core-Mark Holding Company, Inc.	6,889	315,930
Funko, Inc., Class A (A)	3,939	103,399
Genuine Parts Company	16,165	2,119,555
LKQ Corp. (A)	31,238	1,591,888
Pool Corp.	4,503	1,965,785
Weyco Group, Inc.	1,312	27,001
		6,123,558
Diversified consumer services – 0.1%
Adtalem Global Education, Inc. (A)	18,338	667,136
American Public Education, Inc. (A)	2,435	68,180
Carriage Services, Inc.	2,579	98,930
China East Education Holdings, Ltd. (A)(B)	64,000	138,607
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified consumer services (continued)
China Education Group Holdings, Ltd.	93,000	$234,928
China Yuhua Education Corp., Ltd. (B)	140,000	140,396
Graham Holdings Company, Class B	849	562,496
Grand Canyon Education, Inc. (A)	9,854	896,123
GSX Techedu, Inc., ADR (A)(C)	9,200	170,568
H&R Block, Inc.	38,559	957,034
Houghton Mifflin Harcourt Company (A)	16,390	162,917
Koolearn Technology Holding, Ltd. (A)(B)	27,500	44,625
Laureate Education, Inc., Class A (A)	16,619	242,804
New Oriental Education & Technology Group, Inc., ADR (A)	181,300	1,854,699
OneSpaWorld Holdings, Ltd. (A)	7,617	85,387
Perdoceo Education Corp. (A)	11,011	134,224
Regis Corp. (A)	4,204	38,425
Service Corp. International	35,617	1,888,413
Strategic Education, Inc.	8,923	632,105
Stride, Inc. (A)	6,271	168,564
TAL Education Group, ADR (A)	44,862	1,793,134
Universal Technical Institute, Inc. (A)	6,423	38,859
Vivint Smart Home, Inc. (A)	12,736	177,158
WW International, Inc. (A)	17,308	680,204
		11,875,916
Hotels, restaurants and leisure – 1.7%
Accel Entertainment, Inc. (A)	8,418	110,444
Accor SA (A)	19,416	773,216
Aristocrat Leisure, Ltd.	61,216	1,980,399
Asset World Corp. PCL (A)	138,000	21,156
Asset World Corp. PCL, NVDR (A)	637,000	97,654
Bally's Corp. (A)	3,729	216,394
Biglari Holdings, Inc., Class B (A)	214	34,276
BJ's Restaurants, Inc. (A)	3,414	188,726
Bloomin' Brands, Inc. (A)	13,445	397,300
Bluegreen Vacations Holding Corp. (A)	2,740	57,513
Booking Holdings, Inc. (A)	4,162	9,828,771
Boyd Gaming Corp. (A)	29,315	1,887,593
Brinker International, Inc. (A)	6,958	427,569
Caesars Entertainment, Inc. (A)	48,797	5,243,238
Carnival Corp. (A)	81,066	2,396,311
Carrols Restaurant Group, Inc. (A)	6,397	37,806
Century Casinos, Inc. (A)	4,080	57,079
Chipotle Mexican Grill, Inc. (A)	2,860	3,923,863
Choice Hotels International, Inc.	6,071	734,045
Churchill Downs, Inc.	13,071	2,608,057
Chuy's Holdings, Inc. (A)	3,069	127,210
Compass Group PLC (A)	192,408	4,386,034
Cracker Barrel Old Country Store, Inc.	8,618	1,359,231
Crown Resorts, Ltd. (A)	40,154	400,842
Darden Restaurants, Inc.	13,243	1,896,795
Dave & Buster's Entertainment, Inc. (A)	6,786	286,912
Del Taco Restaurants, Inc.	5,326	54,112
Denny's Corp. (A)	9,753	171,458
Dine Brands Global, Inc. (A)	2,374	225,411
Domino's Pizza, Inc.	3,943	1,683,148
El Pollo Loco Holdings, Inc. (A)	3,086	52,030
Entain PLC (A)	63,140	1,476,318
Everi Holdings, Inc. (A)	12,612	261,447
Evolution AB (B)	16,660	3,108,925
Expedia Group, Inc. (A)	14,057	2,487,386
Fiesta Restaurant Group, Inc. (A)	2,980	40,498
Flutter Entertainment PLC (A)	17,789	3,324,209
Galaxy Entertainment Group, Ltd. (A)	232,000	1,943,897
GAN, Ltd. (A)(C)	5,582	96,569
Genting BHD	251,100	298,184
Genting Malaysia BHD	341,460	228,824

68

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Genting Singapore, Ltd.	602,200	$384,375
Golden Entertainment, Inc. (A)	2,670	113,849
Haidilao International Holding, Ltd. (B)	94,000	532,008
Hilton Grand Vacations, Inc. (A)	13,072	597,783
Hilton Worldwide Holdings, Inc. (A)	28,208	3,533,616
Huazhu Group, Ltd., ADR (A)	18,900	1,080,513
InterContinental Hotels Group PLC (A)	18,803	1,309,327
International Game Technology PLC (A)	15,226	369,383
Jack in the Box, Inc.	8,306	943,562
Jiumaojiu International Holdings, Ltd. (A)(B)	77,000	302,557
Jollibee Foods Corp.	41,740	166,754
Kangwon Land, Inc. (A)	10,936	273,697
La Francaise des Jeux SAEM (B)	9,150	516,127
Las Vegas Sands Corp. (A)	33,374	1,927,349
Lindblad Expeditions Holdings, Inc. (A)	4,220	71,824
Marriott International, Inc., Class A (A)	27,030	3,880,967
Marriott Vacations Worldwide Corp. (A)	14,855	2,559,368
McDonald's Corp.	75,757	17,718,805
McDonald's Holdings Company Japan, Ltd.	7,300	327,302
Melco Resorts & Entertainment, Ltd., ADR (A)	23,000	395,370
MGM Resorts International	41,734	1,789,137
Minor International PCL, NVDR (A)	295,900	298,179
Monarch Casino & Resort, Inc. (A)	1,984	141,578
Nathan's Famous, Inc.	503	32,479
NeoGames SA (A)	821	52,626
Noodles & Company (A)	5,502	70,866
Norwegian Cruise Line Holdings, Ltd. (A)	36,907	1,177,333
Oriental Land Company, Ltd.	23,100	3,419,639
Papa John's International, Inc.	11,967	1,124,300
Penn National Gaming, Inc. (A)	39,012	3,197,814
PlayAGS, Inc. (A)	4,836	49,230
RCI Hospitality Holdings, Inc.	1,318	102,145
Red Robin Gourmet Burgers, Inc. (A)	2,489	89,256
Red Rock Resorts, Inc., Class A (A)	10,072	450,722
Restaurant Brands International, Inc.	30,605	2,134,408
Royal Caribbean Cruises, Ltd. (A)	22,245	2,074,791
Ruth's Hospitality Group, Inc. (A)	5,133	123,911
Sands China, Ltd. (A)	258,452	1,181,100
Scientific Games Corp. (A)	20,588	1,493,454
SeaWorld Entertainment, Inc. (A)	7,756	422,159
Shake Shack, Inc., Class A (A)	5,386	506,176
Six Flags Entertainment Corp. (A)	15,936	723,972
SJM Holdings, Ltd.	207,384	236,995
Sodexo SA (A)	9,458	912,798
Starbucks Corp.	119,625	13,622,895
Tabcorp Holdings, Ltd.	233,764	933,237
Texas Roadhouse, Inc.	23,793	2,396,193
The Cheesecake Factory, Inc. (A)	6,497	382,154
The Wendy's Company	37,646	874,140
Travel + Leisure Company	18,065	1,176,935
Whitbread PLC (A)	21,903	986,486
Wingstop, Inc.	10,791	1,539,660
Wyndham Hotels & Resorts, Inc.	19,587	1,470,200
Wynn Macau, Ltd. (A)	163,750	283,591
Wynn Resorts, Ltd. (A)	10,690	1,409,690
Yum China Holdings, Inc.	47,208	3,193,149
Yum! Brands, Inc.	30,488	3,657,645
		145,666,429
Household durables – 0.8%
Barratt Developments PLC	110,304	1,180,566
Beazer Homes USA, Inc. (A)	4,362	103,859
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Casio Computer Company, Ltd.	22,400	$391,205
Casper Sleep, Inc. (A)	4,540	41,450
Cavco Industries, Inc. (A)	1,428	315,974
Century Communities, Inc. (A)	4,413	359,130
Coway Company, Ltd.	4,963	361,430
D.R. Horton, Inc.	41,796	3,982,741
Electrolux AB, Series B	23,620	672,425
Ethan Allen Interiors, Inc.	3,544	102,315
Garmin, Ltd.	18,870	2,684,069
GoPro, Inc., Class A (A)	18,846	211,452
Green Brick Partners, Inc. (A)	4,617	107,761
Haier Smart Home Company, Ltd., H Shares (A)	228,120	958,861
Hamilton Beach Brands Holding Company, Class A	1,247	31,424
Hamilton Beach Brands Holding Company, Class B	765	19,278
Helen of Troy, Ltd. (A)	8,876	1,868,220
Hooker Furniture Corp.	1,744	62,522
Husqvarna AB, B Shares	43,382	638,994
Iida Group Holdings Company, Ltd.	17,100	459,813
Installed Building Products, Inc.	3,490	413,914
iRobot Corp. (A)(C)	4,221	412,392
KB Home	32,324	1,513,086
La-Z-Boy, Inc.	6,731	277,519
Legacy Housing Corp. (A)	1,550	29,512
Leggett & Platt, Inc.	16,794	924,174
Lennar Corp., A Shares	34,664	3,432,083
LG Electronics, Inc.	10,858	1,474,962
LGI Homes, Inc. (A)	3,405	615,658
Lifetime Brands, Inc.	1,936	29,040
M/I Homes, Inc. (A)	4,216	297,312
MDC Holdings, Inc.	8,542	495,009
Meritage Homes Corp. (A)	5,690	612,642
Mohawk Industries, Inc. (A)	7,449	1,569,355
Newell Brands, Inc.	47,722	1,369,144
Nien Made Enterprise Company, Ltd.	17,300	254,179
NVR, Inc. (A)	437	2,135,720
Panasonic Corp.	255,320	2,899,837
Persimmon PLC	34,408	1,538,460
PulteGroup, Inc.	33,578	1,940,473
Purple Innovation, Inc. (A)	5,039	143,712
Rinnai Corp.	4,100	407,539
SEB SA	2,597	487,293
Sekisui Chemical Company, Ltd.	41,500	723,541
Sekisui House, Ltd.	71,100	1,496,365
Sharp Corp.	24,340	453,847
Skyline Champion Corp. (A)	8,128	411,683
Sonos, Inc. (A)	18,428	681,836
Sony Group Corp.	145,500	14,468,015
Taylor Morrison Home Corp. (A)	46,236	1,369,510
Taylor Wimpey PLC	394,466	956,361
Tempur Sealy International, Inc.	40,147	1,545,660
The Berkeley Group Holdings PLC	13,523	896,266
The Lovesac Company (A)	1,508	125,194
Toll Brothers, Inc.	23,554	1,536,663
TopBuild Corp. (A)	11,994	2,375,412
Tri Pointe Homes, Inc. (A)	44,388	1,070,639
Tupperware Brands Corp. (A)	7,543	193,403
Universal Electronics, Inc. (A)	2,181	109,181
VOXX International Corp. (A)	3,328	50,053
Whirlpool Corp.	7,927	1,879,412
		68,169,545
Internet and direct marketing retail – 3.6%
1-800-Flowers.com, Inc., Class A (A)	3,925	119,595

69

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
Alibaba Group Holding, Ltd., ADR (A)	223,756	$47,874,834
Allegro.eu SA (A)(B)	42,945	682,929
Amazon.com, Inc. (A)	55,454	178,732,124
B2W Cia Digital (A)	24,200	278,093
Baozun, Inc., ADR (A)	7,000	242,830
CarParts.com, Inc. (A)	4,970	81,210
CJ ENM Company, Ltd.	1,149	161,246
Delivery Hero SE (A)(B)	13,833	1,871,399
Duluth Holdings, Inc., Class B (A)	1,709	27,515
eBay, Inc.	83,748	5,098,578
Etsy, Inc. (A)	16,330	2,690,041
Groupon, Inc. (A)	3,633	171,659
GrubHub, Inc. (A)	19,605	1,178,457
HelloFresh SE (A)	15,727	1,421,855
JD Health International, Inc. (A)(B)(C)	34,050	466,270
JD.com, Inc., ADR (A)	102,200	7,556,668
Just Eat Takeaway.com NV (A)(B)	13,147	1,188,032
Lands' End, Inc. (A)	1,788	45,791
Liquidity Services, Inc. (A)	4,099	98,007
Magnite, Inc. (A)	16,959	503,682
Meituan, Class B (A)(B)	425,800	14,924,149
Mercari, Inc. (A)	10,000	474,078
Naspers, Ltd., N Shares	43,309	9,546,469
Ocado Group PLC (A)	52,252	1,397,999
Overstock.com, Inc. (A)	6,547	559,310
PetMed Express, Inc.	3,304	95,486
Pinduoduo, Inc., ADR (A)	46,500	5,806,920
Prosus NV (A)	50,934	5,276,934
Quotient Technology, Inc. (A)	13,460	158,290
Rakuten Group, Inc.	98,642	1,142,510
Shutterstock, Inc.	3,348	303,831
Stamps.com, Inc. (A)	2,604	488,719
Stitch Fix, Inc., Class A (A)	9,086	485,738
The RealReal, Inc. (A)	9,924	173,372
Tongcheng-Elong Holdings, Ltd. (A)	104,000	279,693
Trip.com Group, Ltd., ADR (A)	56,200	2,351,970
Vipshop Holdings, Ltd., ADR (A)	52,900	1,223,577
Waitr Holdings, Inc. (A)	13,105	26,603
Zalando SE (A)(B)	16,387	1,750,328
ZOZO, Inc.	12,400	421,876
		297,378,667
Leisure products – 0.2%
Acushnet Holdings Corp.	5,139	273,395
American Outdoor Brands, Inc. (A)	2,273	72,804
Bandai Namco Holdings, Inc.	23,000	1,651,271
Brunswick Corp.	16,350	1,671,461
Callaway Golf Company (A)	14,345	529,617
Clarus Corp.	3,914	92,723
Escalade, Inc.	1,728	42,250
Giant Manufacturing Company, Ltd.	31,661	380,516
Hasbro, Inc.	16,131	1,548,092
HLB, Inc. (A)	9,157	276,364
Johnson Outdoors, Inc., Class A	815	99,585
Malibu Boats, Inc., Class A (A)	3,178	249,219
MasterCraft Boat Holdings, Inc. (A)	2,919	81,031
Mattel, Inc. (A)	73,194	1,552,445
Nautilus, Inc. (A)	4,800	86,448
Polaris, Inc.	12,246	1,606,920
Sega Sammy Holdings, Inc.	19,700	252,641
Shimano, Inc.	8,500	1,935,657
Smith & Wesson Brands, Inc.	8,509	180,901
Sturm Ruger & Company, Inc.	2,538	200,350
Vista Outdoor, Inc. (A)	8,897	387,820
Yamaha Corp.	15,500	933,721
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
YETI Holdings, Inc. (A)	28,019	$2,454,464
		16,559,695
Multiline retail – 0.5%
Big Lots, Inc.	5,692	346,870
Canadian Tire Corp., Ltd., Class A	6,334	1,084,076
Central Retail Corp. PCL, NVDR	175,675	186,625
Dillard's, Inc., Class A (C)	1,076	141,935
Dollar General Corp.	27,692	5,620,368
Dollar Tree, Inc. (A)	26,583	2,591,843
Dollarama, Inc.	31,330	1,370,371
Falabella SA	61,453	268,799
Franchise Group, Inc.	3,410	125,965
Kohl's Corp.	33,142	1,839,050
Lojas Renner SA	85,325	776,515
Lotte Shopping Company, Ltd.	1,164	121,936
Macy's, Inc. (A)	47,954	876,599
Magazine Luiza SA	313,900	1,219,655
Marui Group Company, Ltd.	21,900	419,694
Next PLC (A)	14,303	1,651,747
Nordstrom, Inc. (A)	22,890	767,731
Ollie's Bargain Outlet Holdings, Inc. (A)	11,965	1,034,255
Pan Pacific International Holdings Corp.	47,100	941,906
Ryohin Keikaku Company, Ltd.	27,400	526,713
Shinsegae, Inc.	753	212,445
Target Corp.	56,614	12,846,849
Wesfarmers, Ltd.	120,387	5,158,911
Woolworths Holdings, Ltd. (A)	97,818	395,239
		40,526,097
Specialty retail – 2.1%
ABC-Mart, Inc.	3,667	210,466
Abercrombie & Fitch Company, Class A (A)	9,547	407,657
Academy Sports & Outdoors, Inc. (A)	6,571	240,039
Advance Auto Parts, Inc.	10,197	1,934,677
American Eagle Outfitters, Inc.	54,498	1,930,864
America's Car-Mart, Inc. (A)	922	151,568
Asbury Automotive Group, Inc. (A)	2,949	584,757
At Home Group, Inc. (A)	8,290	311,207
AutoNation, Inc. (A)	11,582	1,182,870
AutoZone, Inc. (A)	3,452	4,855,583
Bed Bath & Beyond, Inc. (A)	18,678	522,797
Best Buy Company, Inc.	35,866	4,169,064
Boot Barn Holdings, Inc. (A)	4,362	333,213
Caleres, Inc.	5,604	140,548
Camping World Holdings, Inc., Class A	5,003	222,083
CarMax, Inc. (A)	25,296	2,913,846
Chico's FAS, Inc. (A)	19,618	91,224
China Meidong Auto Holdings, Ltd.	66,000	351,891
Citi Trends, Inc. (A)	1,432	119,343
Conn's, Inc. (A)	2,750	63,773
Designer Brands, Inc., Class A (A)	9,580	167,554
Dick's Sporting Goods, Inc.	13,819	1,347,767
Express, Inc. (A)(C)	10,123	43,428
Fast Retailing Company, Ltd.	6,700	5,447,572
Five Below, Inc. (A)	11,746	2,162,674
Foot Locker, Inc.	21,908	1,386,557
GameStop Corp., Class A (A)(C)	8,795	1,952,490
Genesco, Inc. (A)	2,246	123,530
GOME Retail Holdings, Ltd. (A)(C)	1,402,541	231,138
Group 1 Automotive, Inc.	2,657	423,738
GrowGeneration Corp. (A)	6,226	276,497
Guess?, Inc.	6,124	179,862
Haverty Furniture Companies, Inc.	2,533	116,366
Hennes & Mauritz AB, B Shares (A)	83,853	2,167,252
Hibbett Sports, Inc. (A)	2,513	213,002

70

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Hikari Tsushin, Inc.	2,400	$475,875
Home Product Center PCL, NVDR	560,500	247,268
Hotai Motor Company, Ltd.	32,000	650,676
Hotel Shilla Company, Ltd.	3,182	277,708
Industria de Diseno Textil SA	119,654	4,650,396
JD Sports Fashion PLC (A)	54,985	736,006
Kingfisher PLC (A)	226,810	1,151,072
L Brands, Inc. (A)	36,357	2,540,264
Lithia Motors, Inc., Class A	9,581	3,372,416
Lowe's Companies, Inc.	113,763	22,164,445
Lumber Liquidators Holdings, Inc. (A)	4,476	101,963
MarineMax, Inc. (A)	3,315	170,490
Monro, Inc.	5,107	318,370
Mr. Price Group, Ltd.	25,317	425,208
Murphy USA, Inc.	9,283	1,251,441
National Vision Holdings, Inc. (A)	12,390	615,411
Nitori Holdings Company, Ltd.	9,200	1,589,924
OneWater Marine, Inc., Class A (A)	1,589	78,242
O'Reilly Automotive, Inc. (A)	10,926	5,846,721
Petrobras Distribuidora SA	82,300	403,786
PTT Oil & Retail Business PCL, NVDR	280,900	271,692
Rent-A-Center, Inc.	7,394	457,023
RH (A)	5,849	3,749,501
Ross Stores, Inc.	55,404	7,002,512
Sally Beauty Holdings, Inc. (A)	17,399	379,472
Shimamura Company, Ltd.	2,500	239,992
Shoe Carnival, Inc.	1,459	98,497
Signet Jewelers, Ltd. (A)	7,992	484,155
Sleep Number Corp. (A)	4,135	461,011
Sonic Automotive, Inc., Class A	3,588	173,049
Sportsman's Warehouse Holdings, Inc. (A)	6,593	117,355
The Aaron's Company, Inc.	5,225	187,943
The Buckle, Inc.	4,381	184,528
The Cato Corp., Class A (A)	3,671	56,754
The Children's Place, Inc. (A)	2,186	203,276
The Container Store Group, Inc. (A)	5,244	71,109
The Gap, Inc.	32,015	1,070,902
The Home Depot, Inc.	167,548	53,432,733
The ODP Corp. (A)	8,138	355,956
The TJX Companies, Inc.	186,850	12,619,849
Tilly's, Inc., Class A (A)	3,749	51,211
Topsports International Holdings, Ltd. (B)	144,000	222,871
Tractor Supply Company	18,100	3,288,770
Ulta Beauty, Inc. (A)	8,768	3,028,116
Urban Outfitters, Inc. (A)	24,992	978,687
USS Company, Ltd.	25,200	443,682
Via Varejo S/A (A)	137,300	335,103
Williams-Sonoma, Inc.	16,101	2,729,764
Winmark Corp.	457	89,490
Yamada Holdings Company, Ltd.	83,000	404,882
Zhongsheng Group Holdings, Ltd.	67,100	558,092
Zumiez, Inc. (A)	3,286	143,993
		177,936,549
Textiles, apparel and luxury goods – 1.3%
adidas AG	20,355	7,423,169
ANTA Sports Products, Ltd.	127,000	2,563,652
Bosideng International Holdings, Ltd.	384,000	209,147
Burberry Group PLC (A)	43,581	1,318,682
Capri Holdings, Ltd. (A)	31,753	1,800,713
Carter's, Inc.	9,261	946,845
Cie Financiere Richemont SA, A Shares	40,296	4,881,482
Columbia Sportswear Company	6,420	659,527
Crocs, Inc. (A)	10,218	1,034,470
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Deckers Outdoor Corp. (A)	10,179	$3,414,444
Eclat Textile Company, Ltd.	20,957	490,228
EssilorLuxottica SA	30,549	5,304,177
Feng TAY Enterprise Company, Ltd.	40,796	360,224
Fila Holdings Corp.	5,071	249,304
Fossil Group, Inc. (A)	7,476	105,561
G-III Apparel Group, Ltd. (A)	6,786	224,209
Gildan Activewear, Inc.	21,641	782,842
Hanesbrands, Inc.	44,049	860,717
Hermes International	3,388	4,720,306
Kering SA	8,132	7,447,266
Kontoor Brands, Inc.	7,877	504,286
Lakeland Industries, Inc. (A)	1,108	27,944
Li Ning Company, Ltd.	250,000	2,298,450
LPP SA (A)(C)	153	476,788
LVMH Moet Hennessy Louis Vuitton SE	29,802	23,872,364
Moncler SpA	20,156	1,423,972
Movado Group, Inc.	2,311	64,084
NIKE, Inc., Class B	160,567	21,910,973
Oxford Industries, Inc.	2,513	240,620
Pandora A/S	10,839	1,464,030
Pou Chen Corp.	249,971	344,541
Puma SE	10,448	1,194,145
PVH Corp. (A)	8,979	1,030,969
Ralph Lauren Corp. (A)	6,092	755,895
Rocky Brands, Inc.	1,031	60,128
Shenzhou International Group Holdings, Ltd.	97,900	2,580,684
Skechers USA, Inc., Class A (A)	28,744	1,365,340
Steven Madden, Ltd.	12,637	523,172
Superior Group of Companies, Inc.	1,868	47,690
Tapestry, Inc. (A)	35,086	1,575,011
The Swatch Group AG	2,993	206,977
The Swatch Group AG, Bearer Shares	2,407	871,306
Under Armour, Inc., Class A (A)	23,820	537,856
Under Armour, Inc., Class C (A)	24,607	469,009
Unifi, Inc. (A)	2,266	62,383
Vera Bradley, Inc. (A)	3,642	41,810
VF Corp.	40,563	3,233,682
Wolverine World Wide, Inc.	12,332	449,625
		112,430,699
		1,051,118,583
Consumer staples – 5.3%
Beverages – 1.1%
Ambev SA	508,805	1,742,650
Anheuser-Busch InBev SA/NV	90,389	6,844,831
Anhui Gujing Distillery Company, Ltd., B Shares	12,500	168,739
Arca Continental SAB de CV	40,142	222,980
Asahi Group Holdings, Ltd.	52,861	2,555,276
Becle SAB de CV	51,000	127,564
Brown-Forman Corp., Class B	14,826	1,191,417
Budweiser Brewing Company APAC, Ltd. (B)	184,300	634,216
Carlsberg A/S, Class B	11,185	2,054,312
Celsius Holdings, Inc. (A)	5,488	359,684
China Resources Beer Holdings Company, Ltd.	173,699	1,540,982
Cia Cervecerias Unidas SA	11,870	106,493
Coca-Cola Bottlers Japan Holdings, Inc.	13,700	230,317
Coca-Cola Consolidated, Inc.	728	294,782
Coca-Cola Europacific Partners PLC	21,541	1,303,661
Coca-Cola Femsa SAB de CV	49,388	241,386
Coca-Cola HBC AG	21,594	785,790
Constellation Brands, Inc., Class A	13,801	3,308,376

71

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Davide Campari-Milano NV	60,166	$772,327
Diageo PLC	252,090	12,156,658
Fomento Economico Mexicano SAB de CV	180,986	1,484,016
Fraser & Neave Holdings BHD	16,700	108,598
Heineken Holding NV	11,895	1,204,138
Heineken NV	27,119	3,246,242
Ito En, Ltd.	6,000	340,240
Kirin Holdings Company, Ltd.	94,727	1,914,289
MGP Ingredients, Inc.	2,002	139,519
Molson Coors Beverage Company, Class B (A)	15,279	891,071
Monster Beverage Corp. (A)	30,007	2,828,760
National Beverage Corp. (C)	3,650	182,245
NewAge, Inc. (A)(C)	14,865	35,230
Nongfu Spring Company, Ltd., H Shares (A)(B)(C)	35,000	201,605
Osotspa PCL, NVDR	62,800	73,779
PepsiCo, Inc.	111,979	16,566,173
Pernod Ricard SA	22,467	4,960,140
Primo Water Corp.	23,859	412,999
Remy Cointreau SA	2,426	505,977
Suntory Beverage & Food, Ltd.	16,000	597,060
The Boston Beer Company, Inc., Class A (A)	1,935	2,047,540
The Coca-Cola Company	314,798	17,405,181
Treasury Wine Estates, Ltd.	77,330	700,888
Tsingtao Brewery Company, Ltd., H Shares	53,700	570,502
		93,058,633
Food and staples retailing – 1.1%
Aeon Company, Ltd.	75,100	2,027,877
Alimentation Couche-Tard, Inc., Class B	90,880	3,323,603
Atacadao SA	42,200	177,409
Berli Jucker PCL, NVDR (C)	114,200	125,952
BGF retail Company, Ltd.	802	128,676
Bid Corp., Ltd. (A)	33,161	701,635
BIM Birlesik Magazalar AS	33,295	249,853
BJ's Wholesale Club Holdings, Inc. (A)	49,850	2,232,782
Carrefour SA (C)	65,741	1,337,649
Casey's General Stores, Inc.	7,767	1,715,264
Cencosud SA	116,656	227,032
Clicks Group, Ltd.	24,156	454,372
Coles Group, Ltd.	141,306	1,810,004
Cosmos Pharmaceutical Corp.	2,300	322,409
Costco Wholesale Corp.	38,237	14,463,910
CP ALL PCL, NVDR	565,400	1,098,306
Dino Polska SA (A)(B)	5,872	455,123
E-MART, Inc.	2,022	282,858
Empire Company, Ltd., Class A	18,857	645,295
Etablissements Franz Colruyt NV	6,359	387,227
George Weston, Ltd.	8,401	822,332
Grocery Outlet Holding Corp. (A)	18,222	620,824
GS Retail Company, Ltd.	2,866	95,641
HF Foods Group, Inc. (A)	7,152	43,699
ICA Gruppen AB	10,232	501,625
Ingles Markets, Inc., Class A	2,330	144,320
J Sainsbury PLC	189,781	714,401
Jeronimo Martins SGPS SA	28,969	560,400
Kesko OYJ, B Shares	29,790	1,035,730
Kobe Bussan Company, Ltd.	14,200	360,662
Koninklijke Ahold Delhaize NV	114,727	3,339,969
Lawson, Inc.	5,500	251,642
Loblaw Companies, Ltd.	19,762	1,216,098
Metro, Inc.	27,317	1,322,830
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
Natural Grocers by Vitamin Cottage, Inc.	1,648	$19,760
Performance Food Group Company (A)	20,157	1,010,470
President Chain Store Corp.	58,274	550,684
PriceSmart, Inc.	3,524	311,169
Puregold Price Club, Inc.	94,090	77,287
Raia Drogasil SA	113,830	596,921
Rite Aid Corp. (A)	8,583	156,811
Seven & i Holdings Company, Ltd.	86,946	3,826,481
Shoprite Holdings, Ltd.	49,475	548,145
SpartanNash Company	5,578	116,971
Sprouts Farmers Market, Inc. (A)	24,797	659,600
Sun Art Retail Group, Ltd.	218,800	166,365
Sundrug Company, Ltd.	8,200	278,203
Sysco Corp.	44,090	3,571,290
Tesco PLC	830,464	2,628,636
The Andersons, Inc.	4,795	149,029
The Chefs' Warehouse, Inc. (A)	4,763	146,510
The Kroger Company	65,767	2,432,064
The SPAR Group, Ltd.	18,402	253,295
Tsuruha Holdings, Inc.	4,200	510,950
United Natural Foods, Inc. (A)	8,563	325,051
Walgreens Boots Alliance, Inc.	61,949	3,262,234
Wal-Mart de Mexico SAB de CV	486,100	1,551,918
Walmart, Inc.	119,755	17,008,803
Weis Markets, Inc.	1,688	85,885
Welcia Holdings Company, Ltd.	10,700	329,604
Wm Morrison Supermarkets PLC	257,588	646,232
Woolworths Group, Ltd.	134,219	4,342,319
		88,760,096
Food products – 1.2%
a2 Milk Company, Ltd. (A)	98,833	421,029
Ajinomoto Company, Inc.	53,800	1,250,410
Alico, Inc.	1,194	38,208
Archer-Daniels-Midland Company	45,325	3,015,472
Associated British Foods PLC (A)	38,567	1,266,836
B&G Foods, Inc. (C)	9,768	298,901
Barry Callebaut AG	222	505,159
BRF SA (A)	61,210	302,427
Calavo Growers, Inc.	2,525	179,780
Calbee, Inc.	9,800	227,874
Cal-Maine Foods, Inc.	5,804	202,618
Campbell Soup Company	16,475	801,838
Charoen Pokphand Foods PCL, NVDR (C)	385,200	335,626
Charoen Pokphand Indonesia Tbk PT	734,603	344,322
China Feihe, Ltd. (B)	136,000	370,531
China Huishan Dairy Holdings Company, Ltd. (A)(D)	280,500	0
China Mengniu Dairy Company, Ltd. (A)	327,353	1,937,585
Chocoladefabriken Lindt & Spruengli AG	8	800,977
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	79	745,115
CJ CheilJedang Corp.	872	369,311
Conagra Brands, Inc.	39,657	1,510,932
Dali Foods Group Company, Ltd. (B)	235,800	149,802
Danone SA	66,257	4,723,109
Darling Ingredients, Inc. (A)	58,820	4,026,817
Farmer Brothers Company (A)	2,814	33,881
Flowers Foods, Inc.	41,389	997,061
Fresh Del Monte Produce, Inc.	4,964	166,145
Freshpet, Inc. (A)	6,238	1,103,003
General Mills, Inc.	49,629	3,119,679
Genting Plantations BHD	29,900	58,385
Gruma SAB de CV, Class B	20,483	220,595

72

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Grupo Bimbo SAB de CV, Series A	146,100	$317,609
Hormel Foods Corp.	22,798	1,106,615
Hostess Brands, Inc. (A)	19,461	305,148
Indofood CBP Sukses Makmur Tbk PT	227,000	129,085
Indofood Sukses Makmur Tbk PT	435,117	189,554
Ingredion, Inc.	14,108	1,339,272
IOI Corp. BHD	296,900	295,213
J&J Snack Foods Corp.	2,302	404,185
JBS SA	115,381	666,822
JDE Peet's NV (A)	7,703	303,729
John B. Sanfilippo & Son, Inc.	1,358	126,715
Kellogg Company	20,659	1,352,958
Kerry Group PLC, Class A	14,739	1,994,221
Kerry Group PLC, Class A (London Stock Exchange)	2,564	346,130
Kikkoman Corp.	16,900	1,115,560
Kuala Lumpur Kepong BHD	51,600	277,874
Lamb Weston Holdings, Inc.	11,879	979,899
Lancaster Colony Corp.	6,986	1,304,077
Landec Corp. (A)	4,937	59,096
Limoneira Company	2,655	49,887
McCormick & Company, Inc.	20,206	1,799,546
MEIJI Holdings Company, Ltd.	13,000	807,950
Mondelez International, Inc., Class A	114,618	7,281,682
Mowi ASA	42,733	1,112,591
Nestle Malaysia BHD	7,600	250,903
Nestle SA	222,295	27,457,462
NH Foods, Ltd.	9,600	387,072
Nisshin Seifun Group, Inc.	22,500	341,039
Nissin Foods Holdings Company, Ltd.	7,217	523,294
Orion Corp.	2,408	255,687
Orkla ASA	72,989	761,166
Ottogi Corp.	153	74,306
Pilgrim's Pride Corp. (A)	10,238	246,122
Post Holdings, Inc. (A)	12,585	1,453,945
PPB Group BHD	76,920	346,478
QL Resources BHD	124,600	180,846
Sanderson Farms, Inc.	7,275	1,184,006
Saputo, Inc.	26,801	930,009
Seneca Foods Corp., Class A (A)	994	45,963
Sime Darby Plantation BHD	240,500	264,059
Thai Union Group PCL, NVDR	311,300	176,224
The Hain Celestial Group, Inc. (A)	17,222	701,969
The Hershey Company	11,895	2,058,430
The J.M. Smucker Company	8,895	1,185,615
The Kraft Heinz Company	52,620	2,293,706
The Simply Good Foods Company (A)	13,119	452,999
Tiger Brands, Ltd.	15,915	260,332
Tingyi Cayman Islands Holding Corp.	231,100	439,490
Tootsie Roll Industries, Inc. (C)	6,350	198,692
Toyo Suisan Kaisha, Ltd.	10,200	415,783
TreeHouse Foods, Inc. (A)	11,750	572,343
Tyson Foods, Inc., Class A	23,922	1,901,799
Uni-President China Holdings, Ltd.	153,900	168,026
Uni-President Enterprises Corp.	504,805	1,324,397
Universal Robina Corp.	83,970	249,334
Vital Farms, Inc. (A)	3,727	79,348
Want Want China Holdings, Ltd.	584,912	434,127
WH Group, Ltd. (B)	1,025,770	884,614
Wilmar International, Ltd.	190,000	687,484
Yakult Honsha Company, Ltd.	14,700	792,487
Yamazaki Baking Company, Ltd.	13,700	206,775
Yihai International Holding, Ltd. (A)	55,500	438,555
		103,813,732
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household products – 0.8%
Central Garden & Pet Company (A)	1,930	$106,015
Central Garden & Pet Company, Class A (A)	5,637	284,387
Church & Dwight Company, Inc.	25,879	2,218,607
Colgate-Palmolive Company	89,600	7,506,688
Energizer Holdings, Inc.	12,217	562,471
Essity AB, B Shares	63,366	2,193,230
Henkel AG & Company KGaA	11,000	1,091,364
Kimberly-Clark Corp.	35,690	4,662,185
Kimberly-Clark de Mexico SAB de CV, Class A	140,335	252,868
Lion Corp.	25,700	452,685
Oil-Dri Corp. of America	1,127	41,192
Pigeon Corp.	13,200	380,472
Reckitt Benckiser Group PLC	76,561	6,905,689
The Clorox Company	13,282	2,347,328
The Procter & Gamble Company	260,013	35,062,753
Unicharm Corp.	46,488	1,845,764
Unilever Indonesia Tbk PT	736,125	297,693
Vinda International Holdings, Ltd. (C)	43,000	135,429
WD-40 Company	2,087	510,898
		66,857,718
Personal products – 0.6%
Amorepacific Corp.	3,278	842,610
AMOREPACIFIC Group	3,050	208,185
Beiersdorf AG	10,709	1,269,600
BellRing Brands, Inc., Class A (A)	6,209	178,074
Coty, Inc., Class A (A)	59,644	531,428
Edgewell Personal Care Company	8,393	380,874
elf Beauty, Inc. (A)	7,074	198,072
Hengan International Group Company, Ltd.	77,600	523,197
Inter Parfums, Inc.	2,738	209,402
Kao Corp.	55,600	3,413,475
Kobayashi Pharmaceutical Company, Ltd.	5,600	496,469
Kose Corp.	3,900	622,272
LG Household & Health Care, Ltd.	952	1,305,019
L'Oreal SA	27,035	12,239,273
Medifast, Inc.	1,729	574,460
Natura & Company Holding SA (A)	96,080	940,945
Nu Skin Enterprises, Inc., Class A	10,689	643,050
Pola Orbis Holdings, Inc.	10,400	271,259
Shiseido Company, Ltd.	46,100	3,331,307
The Estee Lauder Companies, Inc., Class A	24,258	7,435,562
Unilever PLC	283,296	16,980,394
USANA Health Sciences, Inc. (A)	1,809	191,284
Veru, Inc. (A)	8,860	78,234
		52,864,445
Tobacco – 0.5%
Altria Group, Inc.	150,865	7,425,575
British American Tobacco PLC	247,284	9,524,206
Gudang Garam Tbk PT (A)	51,082	117,585
Imperial Brands PLC	102,181	2,316,729
Japan Tobacco, Inc.	138,400	2,749,354
KT&G Corp.	11,985	899,424
Philip Morris International, Inc.	126,403	12,189,041
RLX Technology, Inc., ADR (A)(C)	13,700	154,947
Smoore International Holdings, Ltd. (B)	76,000	505,668
Swedish Match AB	167,410	1,552,086
Turning Point Brands, Inc.	1,889	80,793
Universal Corp.	3,705	207,628

73

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
Vector Group, Ltd.	21,511	$295,776
		38,018,812
		443,373,436
Energy – 2.8%
Energy equipment and services – 0.2%
Archrock, Inc.	19,105	175,766
Aspen Aerogels, Inc. (A)	3,515	71,284
Baker Hughes Company	82,686	2,017,538
Cactus, Inc., Class A	7,365	258,070
ChampionX Corp. (A)	67,771	1,795,932
Dialog Group BHD	480,212	340,300
DMC Global, Inc. (A)	2,308	122,255
Dril-Quip, Inc. (A)	5,506	184,616
Frank's International NV (A)	25,118	84,396
Halliburton Company	100,797	2,262,893
Helix Energy Solutions Group, Inc. (A)	22,473	117,534
Liberty Oilfield Services, Inc., Class A (A)	12,835	192,012
Nabors Industries, Ltd. (A)	1,099	102,888
National Energy Services Reunited Corp. (A)	2,984	38,285
Newpark Resources, Inc. (A)	15,621	52,174
NexTier Oilfield Solutions, Inc. (A)	25,760	109,480
NOV, Inc. (A)	44,036	709,860
Oceaneering International, Inc. (A)	15,501	221,199
Oil States International, Inc. (A)	10,264	65,998
Patterson-UTI Energy, Inc.	28,554	238,997
ProPetro Holding Corp. (A)	12,477	124,021
RPC, Inc. (A)	9,398	46,144
Schlumberger NV	158,606	4,969,126
Select Energy Services, Inc., Class A (A)	10,619	60,316
Solaris Oilfield Infrastructure, Inc., Class A	5,007	50,020
Tenaris SA	52,815	603,092
Tidewater, Inc. (A)	6,687	92,013
Transocean, Ltd. (A)(C)	89,915	339,879
U.S. Silica Holdings, Inc. (A)	11,731	120,360
		15,566,448
Oil, gas and consumable fuels – 2.6%
Adaro Energy Tbk PT	1,431,545	117,210
Ampol, Ltd.	25,942	583,852
Antero Midstream Corp.	60,154	577,478
Antero Resources Corp. (A)	37,409	482,950
APA Corp.	42,860	891,488
Arch Resources, Inc. (A)	2,320	132,402
Berry Corp.	12,026	76,485
Bonanza Creek Energy, Inc. (A)	3,275	140,694
BP PLC	2,181,196	9,501,846
Brigham Minerals, Inc., Class A	7,066	128,177
Cabot Oil & Gas Corp.	45,306	743,018
Cameco Corp.	42,120	840,622
Canadian Natural Resources, Ltd.	124,280	4,305,383
Cenovus Energy, Inc.	138,980	1,128,591
Chevron Corp.	219,038	22,733,954
China Petroleum & Chemical Corp., H Shares	2,876,139	1,557,089
China Shenhua Energy Company, Ltd., H Shares	403,900	891,852
Cimarex Energy Company	21,613	1,464,281
Clean Energy Fuels Corp. (A)	20,052	158,812
CNX Resources Corp. (A)	79,894	1,088,156
ConocoPhillips	153,668	8,565,454
CONSOL Energy, Inc. (A)	4,771	73,187
Contango Oil & Gas Company (A)	19,610	85,500
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Cosan SA	111,976	$470,962
CVR Energy, Inc. (A)	4,698	97,484
Delek US Holdings, Inc.	9,749	217,305
Devon Energy Corp.	67,186	1,784,460
DHT Holdings, Inc.	16,664	106,650
Diamond S Shipping, Inc. (A)	4,968	53,108
Diamondback Energy, Inc.	20,509	1,642,156
Dorian LPG, Ltd. (A)	5,499	78,141
Earthstone Energy, Inc., Class A (A)	4,060	39,017
Ecopetrol SA	1,530,388	912,537
Empresas COPEC SA	31,689	315,359
Enbridge, Inc.	213,199	8,201,115
ENEOS Holdings, Inc.	349,450	1,443,180
Energy Fuels, Inc. (A)(C)	20,548	133,357
Eni SpA	262,956	3,230,680
EOG Resources, Inc.	66,194	5,318,026
EQT Corp. (A)	58,622	1,224,027
Equinor ASA	95,041	2,067,677
Equitrans Midstream Corp.	85,749	706,572
Exxaro Resources, Ltd.	25,336	279,236
Exxon Mobil Corp.	480,206	28,029,624
Falcon Minerals Corp.	7,650	35,649
Formosa Petrochemical Corp.	116,900	415,904
Frontline, Ltd. (C)	18,104	154,246
Galp Energia SGPS SA	59,772	749,525
Golar LNG, Ltd. (A)	16,059	203,949
Green Plains, Inc. (A)	5,277	168,284
GS Holdings Corp.	5,069	210,024
Hess Corp.	30,991	2,597,666
HollyFrontier Corp.	16,949	550,334
Idemitsu Kosan Company, Ltd.	21,628	513,364
Imperial Oil, Ltd.	27,877	919,811
Inpex Corp.	119,700	817,261
Inter Pipeline, Ltd.	46,208	676,261
International Seaways, Inc.	4,011	80,380
Keyera Corp. (C)	24,459	606,590
Kinder Morgan, Inc.	220,833	4,050,077
Koninklijke Vopak NV	6,933	328,532
Kosmos Energy, Ltd. (A)	63,724	202,642
Lundin Energy AB	19,258	660,297
Magnolia Oil & Gas Corp., Class A (A)	19,488	251,785
Marathon Oil Corp.	89,543	1,084,366
Marathon Petroleum Corp.	73,875	4,565,475
Matador Resources Company	17,048	522,351
MOL Hungarian Oil & Gas PLC (A)	55,511	445,871
Murphy Oil Corp.	30,353	658,357
Neste OYJ	46,102	3,040,740
Nordic American Tankers, Ltd.	23,867	83,057
Occidental Petroleum Corp.	95,100	2,468,796
Oil Search, Ltd.	209,299	600,933
OMV AG	24,288	1,409,169
ONEOK, Inc.	50,475	2,662,052
Origin Energy, Ltd.	186,334	586,787
Overseas Shipholding Group, Inc., Class A (A)	11,974	27,660
Ovintiv, Inc.	40,253	1,071,937
Par Pacific Holdings, Inc. (A)	6,352	88,420
Parkland Corp.	16,062	526,381
PBF Energy, Inc., Class A (A)	15,030	242,584
PDC Energy, Inc. (A)	15,404	650,357
Peabody Energy Corp. (A)	10,276	68,130
Pembina Pipeline Corp.	58,337	1,885,733
Penn Virginia Corp. (A)	2,563	49,415
PetroChina Company, Ltd., H Shares (C)	2,521,239	1,030,991
Petroleo Brasileiro SA	394,609	2,022,374

74

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Petronas Dagangan BHD	32,500	$151,718
Phillips 66	49,547	4,172,848
Pioneer Natural Resources Company	23,338	3,551,810
Polski Koncern Naftowy ORLEN SA	35,791	777,997
Polskie Gornictwo Naftowe i Gazownictwo SA	210,345	377,254
PTT Exploration & Production PCL, NVDR	137,300	515,607
PTT PCL, NVDR	1,115,300	1,399,119
Range Resources Corp. (A)	33,144	449,433
Renewable Energy Group, Inc. (A)	6,601	403,123
Repsol SA	164,703	2,203,421
REX American Resources Corp. (A)	941	90,364
Royal Dutch Shell PLC, A Shares	440,850	8,412,776
Royal Dutch Shell PLC, B Shares	400,351	7,278,876
Santos, Ltd.	200,012	1,062,352
Scorpio Tankers, Inc.	8,091	181,077
SFL Corp., Ltd.	15,497	134,204
SK Innovation Company, Ltd. (A)	5,638	1,382,717
SM Energy Company	17,608	350,399
S-Oil Corp. (A)	4,467	380,101
Southwestern Energy Company (A)	100,135	517,698
Suncor Energy, Inc.	161,205	3,723,041
TC Energy Corp.	99,319	5,073,445
Tellurian, Inc. (A)(C)	27,735	120,925
Thai Oil PCL, NVDR	105,900	200,482
The Williams Companies, Inc.	137,682	3,626,544
TOTAL SE	270,675	12,624,487
Turkiye Petrol Rafinerileri AS (A)	8,228	93,756
Ultrapar Participacoes SA	77,102	281,974
United Tractors Tbk PT	167,337	255,594
Uranium Energy Corp. (A)(C)	31,013	97,071
Valero Energy Corp.	46,344	3,726,058
W&T Offshore, Inc. (A)	16,901	63,210
Washington H. Soul Pattinson & Company, Ltd.	11,353	260,170
Woodside Petroleum, Ltd.	101,772	1,736,665
World Fuel Services Corp.	22,899	703,686
Yanzhou Coal Mining Company, Ltd., H Shares	176,010	224,118
		219,207,791
		234,774,239
Financials – 13.9%
Banks – 6.8%
1st Constitution Bancorp	1,580	33,338
1st Source Corp.	2,376	117,541
ABN AMRO Bank NV (A)(B)	44,206	591,914
Absa Group, Ltd. (A)	72,036	746,699
ACNB Corp.	1,642	47,290
Agricultural Bank of China, Ltd., H Shares	3,294,400	1,336,732
Akbank TAS	222,929	136,644
Allegiance Bancshares, Inc.	3,029	122,856
Altabancorp	2,430	111,780
Amalgamated Financial Corp.	2,202	35,827
Amerant Bancorp, Inc. (A)	3,801	91,680
American National Bankshares, Inc.	2,075	71,961
Ameris Bancorp	10,224	561,707
Ames National Corp.	2,091	52,902
AMMB Holdings BHD	196,700	137,501
Arrow Financial Corp.	2,005	74,386
Associated Banc-Corp.	32,128	738,623
Atlantic Capital Bancshares, Inc. (A)	3,131	88,044
Atlantic Union Bankshares Corp.	11,875	487,113
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Australia & New Zealand Banking Group, Ltd.	301,474	$6,724,511
Banc of California, Inc.	7,052	123,481
BancFirst Corp.	2,816	194,220
Banco Bilbao Vizcaya Argentaria SA (A)	729,106	4,553,858
Banco Bradesco SA	150,453	659,930
Banco de Chile	3,701,980	370,453
Banco de Credito e Inversiones SA	4,287	202,368
Banco do Brasil SA	91,694	590,099
Banco Espirito Santo SA (A)	322,715	323
Banco Inter SA	32,700	419,126
Banco Santander Brasil SA	44,926	351,705
Banco Santander Chile	5,110,016	274,580
Banco Santander SA	1,894,157	7,977,621
Bancolombia SA	79,020	581,782
BancorpSouth Bank	35,567	1,087,639
Bangkok Bank PCL, NVDR	53,500	195,972
Bank Central Asia Tbk PT	985,030	2,184,533
Bank First Corp. (C)	943	67,160
Bank Hapoalim BM (A)	96,272	844,343
Bank Leumi Le-Israel BM (A)	123,462	990,761
Bank Mandiri Persero Tbk PT	1,860,956	754,480
Bank Negara Indonesia Persero Tbk PT	774,453	281,844
Bank of America Corp.	956,161	40,531,665
Bank of China, Ltd., H Shares	9,420,122	3,569,463
Bank of Commerce Holdings	3,269	48,218
Bank of Communications Company, Ltd., H Shares	1,016,976	686,777
Bank of Hawaii Corp.	8,438	757,226
Bank of Marin Bancorp	2,355	79,387
Bank of Montreal	68,117	7,151,425
Bank of the Philippine Islands	176,077	309,131
Bank OZK	25,413	1,085,389
Bank Polska Kasa Opieki SA (A)	22,167	575,674
Bank Rakyat Indonesia Persero Tbk PT	5,558,210	1,583,760
BankFinancial Corp.	3,632	40,134
BankUnited, Inc.	13,961	667,196
Bankwell Financial Group, Inc.	1,476	42,155
Banner Corp.	5,341	312,609
Banque Cantonale Vaudoise	2,205	208,062
Bar Harbor Bankshares	2,252	68,551
Barclays PLC	1,861,647	4,834,316
BayCom Corp. (A)	2,341	43,355
BCB Bancorp, Inc.	3,237	47,293
BDO Unibank, Inc.	187,110	398,427
Berkshire Hills Bancorp, Inc.	7,242	200,966
BNK Financial Group, Inc.	3,133	22,319
BNP Paribas SA (C)	121,139	8,339,828
BOC Hong Kong Holdings, Ltd.	398,000	1,468,058
Boston Private Financial Holdings, Inc.	12,754	195,519
Brookline Bancorp, Inc.	12,055	203,247
Bryn Mawr Bank Corp.	3,096	147,989
Business First Bancshares, Inc.	3,100	75,640
Byline Bancorp, Inc.	3,905	90,127
Cadence BanCorp	18,764	419,938
CaixaBank SA	390,039	1,352,227
Cambridge Bancorp	860	73,745
Camden National Corp.	2,219	105,669
Canadian Imperial Bank of Commerce	47,585	5,611,489
Capital Bancorp, Inc. (A)	1,546	33,997
Capital City Bank Group, Inc.	2,262	60,622
Capitec Bank Holdings, Ltd.	6,837	820,627
Capstar Financial Holdings, Inc.	2,685	58,775
Carter Bankshares, Inc. (A)	3,925	61,112
Cathay General Bancorp	27,317	1,138,573

75

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
CB Financial Services, Inc.	1,315	$28,601
CBTX, Inc.	2,774	82,110
Central Pacific Financial Corp.	4,395	121,785
Central Valley Community Bancorp	2,454	52,197
Century Bancorp, Inc., Class A	508	57,963
Chang Hwa Commercial Bank, Ltd.	537,175	327,073
Chemung Financial Corp.	541	25,211
China Bohai Bank Company, Ltd., H Shares (B)	290,000	122,607
China CITIC Bank Corp., Ltd., H Shares	1,041,400	569,229
China Construction Bank Corp., H Shares	11,375,296	9,372,409
China Everbright Bank Company, Ltd., H Shares	366,595	156,408
China Merchants Bank Company, Ltd., H Shares	461,674	4,271,419
China Minsheng Banking Corp., Ltd., H Shares	672,200	357,653
ChoiceOne Financial Services, Inc.	1,764	45,423
Chongqing Rural Commercial Bank Company, Ltd., H Shares	290,800	134,039
CIMB Group Holdings BHD	763,300	803,246
CIT Group, Inc.	35,740	1,893,505
Citigroup, Inc.	262,704	20,677,432
Citizens & Northern Corp.	2,339	57,750
Citizens Financial Group, Inc.	53,503	2,669,800
City Holding Company	2,240	179,693
Civista Bancshares, Inc.	2,614	62,056
CNB Financial Corp.	2,732	66,415
Coastal Financial Corp. (A)	1,536	47,770
Codorus Valley Bancorp, Inc.	1,898	35,986
Columbia Banking System, Inc.	10,910	470,876
Comerica, Inc.	17,516	1,374,831
Commerce Bancshares, Inc.	22,152	1,725,198
Commerzbank AG (A)	103,549	835,276
Commonwealth Bank of Australia	188,854	14,672,303
Community Bank System, Inc.	8,023	650,826
Community Bankers Trust Corp.	5,216	46,109
Community Trust Bancorp, Inc.	2,371	104,751
Concordia Financial Group, Ltd.	120,800	457,656
ConnectOne Bancorp, Inc.	5,702	157,888
Credicorp, Ltd. (A)	10,200	1,402,194
Credit Agricole SA (C)	125,152	1,875,843
CrossFirst Bankshares, Inc. (A)	7,835	115,253
CTBC Financial Holding Company, Ltd.	1,848,090	1,530,874
Cullen/Frost Bankers, Inc.	11,818	1,426,551
Customers Bancorp, Inc. (A)	4,312	163,209
CVB Financial Corp.	19,950	442,491
Danske Bank A/S	75,406	1,420,304
DBS Group Holdings, Ltd.	175,072	4,022,559
Dime Community Bancshares, Inc.	5,454	189,308
DNB ASA	91,238	2,036,306
E.Sun Financial Holding Company, Ltd.	1,184,083	1,083,425
Eagle Bancorp, Inc.	4,733	270,444
East West Bancorp, Inc.	29,760	2,225,453
Eastern Bankshares, Inc.	25,325	567,280
Enterprise Bancorp, Inc.	1,175	40,491
Enterprise Financial Services Corp.	3,594	177,580
Equity Bancshares, Inc., Class A (A)	2,295	75,414
Erste Group Bank AG	46,499	1,926,091
Evans Bancorp, Inc.	1,197	45,271
Farmers National Banc Corp.	4,170	72,558
FB Financial Corp.	4,799	200,838
Fidelity D&D Bancorp, Inc.	710	39,568
Fifth Third Bancorp	89,490	3,771,109
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Financial Institutions, Inc.	2,484	$79,811
FinecoBank Banca Fineco SpA (A)	62,880	1,047,046
First Bancorp (North Carolina)	4,286	190,170
First Bancorp (Puerto Rico)	32,861	420,292
First Bank	3,192	43,826
First Busey Corp.	7,545	202,131
First Business Financial Services, Inc.	1,617	44,322
First Choice Bancorp	1,684	54,107
First Commonwealth Financial Corp.	14,218	215,403
First Community Bankshares, Inc.	2,719	84,724
First Financial Bancorp	14,875	378,866
First Financial Bankshares, Inc.	49,407	2,487,642
First Financial Corp.	2,168	98,384
First Financial Holding Company, Ltd.	1,059,252	834,976
First Foundation, Inc.	6,099	153,085
First Horizon Corp.	116,774	2,226,880
First Internet Bancorp	1,704	57,800
First Interstate BancSystem, Inc., Class A	6,180	290,893
First Merchants Corp.	8,253	382,444
First Mid Bancshares, Inc.	2,216	97,282
First Midwest Bancorp, Inc.	17,671	369,854
First Republic Bank	22,148	4,240,013
Flushing Financial Corp.	4,458	104,183
FNB Corp.	67,591	906,395
Franklin Financial Services Corp.	1,050	32,099
Fukuoka Financial Group, Inc.	19,900	379,486
Fulton Financial Corp.	58,242	1,009,334
FVCBankcorp, Inc. (A)	2,517	44,677
German American Bancorp, Inc.	3,242	135,516
Glacier Bancorp, Inc.	34,603	2,015,625
Great Southern Bancorp, Inc.	1,716	96,937
Great Western Bancorp, Inc.	8,554	286,217
Grupo Financiero Banorte SAB de CV, Series O	240,750	1,642,148
Grupo Financiero Inbursa SAB de CV, Series O (A)	212,700	210,372
Guaranty Bancshares, Inc.	1,359	52,104
Hana Financial Group, Inc.	30,789	1,256,875
Hancock Whitney Corp.	31,388	1,554,020
Hang Seng Bank, Ltd.	81,295	1,732,954
Hanmi Financial Corp.	5,087	106,725
HarborOne Bancorp, Inc.	7,937	117,864
Hawthorn Bancshares, Inc.	1,357	32,772
HBT Financial, Inc.	1,877	34,143
Heartland Financial USA, Inc.	5,076	252,531
Heritage Commerce Corp.	9,101	107,938
Heritage Financial Corp.	5,500	159,555
Hilltop Holdings, Inc.	9,891	367,451
Home BancShares, Inc.	55,247	1,511,558
HomeTrust Bancshares, Inc.	2,501	70,953
Hong Leong Bank BHD	79,800	358,897
Hong Leong Financial Group BHD	27,400	118,254
Hope Bancorp, Inc.	18,229	278,904
Horizon Bancorp, Inc.	6,738	124,653
Howard Bancorp, Inc. (A)	2,346	39,554
HSBC Holdings PLC	2,195,804	14,197,724
Hua Nan Financial Holdings Company, Ltd.	834,493	546,069
Huntington Bancshares, Inc.	128,027	2,030,508
Independent Bank Corp. (Massachusetts)	5,095	415,803
Independent Bank Corp. (Michigan)	3,591	83,670
Independent Bank Group, Inc.	5,569	438,559
Industrial & Commercial Bank of China, Ltd., H Shares	7,179,623	4,713,490

76

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Industrial Bank of Korea	29,249	$284,373
ING Groep NV	407,834	5,706,862
International Bancshares Corp.	19,722	915,101
Intesa Sanpaolo SpA	1,726,778	5,069,765
Investar Holding Corp.	1,898	42,857
Investors Bancorp, Inc.	35,159	523,166
Israel Discount Bank, Ltd., Class A (A)	102,553	525,686
Japan Post Bank Company, Ltd.	44,300	381,867
JPMorgan Chase & Co.	384,053	63,076,865
Kasikornbank PCL, NVDR (C)	169,000	645,943
KB Financial Group, Inc.	40,401	2,069,976
KBC Group NV	29,428	2,409,086
KeyCorp	121,932	2,809,313
Komercni banka AS (A)	8,370	308,353
Krung Thai Bank PCL, NVDR	368,700	127,390
Lakeland Bancorp, Inc.	7,572	143,944
Lakeland Financial Corp.	3,519	217,157
Landmark Bancorp, Inc. (C)	1,173	30,369
LCNB Corp.	2,621	46,234
Level One Bancorp, Inc.	1,250	34,638
Live Oak Bancshares, Inc.	4,323	261,887
Lloyds Banking Group PLC	7,640,762	5,402,795
M&T Bank Corp.	16,190	2,601,571
Macatawa Bank Corp.	5,250	50,400
Mackinac Financial Corp.	1,623	35,187
Malayan Banking BHD	455,633	903,439
Mediobanca Banca di Credito Finanziario SpA (A)	65,338	777,974
Mega Financial Holding Company, Ltd.	1,135,275	1,354,538
Mercantile Bank Corp.	2,626	84,820
Metrocity Bankshares, Inc.	2,829	48,687
Metropolitan Bank & Trust Company	177,274	181,350
Metropolitan Bank Holding Corp. (A)	1,129	72,041
Mid Penn Bancorp, Inc.	1,450	40,890
Midland States Bancorp, Inc.	3,372	93,944
MidWestOne Financial Group, Inc.	2,624	82,761
Mitsubishi UFJ Financial Group, Inc.	1,409,600	8,095,526
Mizrahi Tefahot Bank, Ltd. (A)	12,271	370,941
Mizuho Financial Group, Inc.	277,570	4,300,859
Moneta Money Bank AS (A)(B)	56,312	210,580
MVB Financial Corp.	1,496	64,134
National Australia Bank, Ltd.	349,951	7,321,552
National Bank Holdings Corp., Class A	4,281	169,528
National Bank of Canada	35,817	2,795,271
National Bankshares, Inc.	1,435	50,369
Natwest Group PLC	524,017	1,535,554
NBT Bancorp, Inc.	6,576	256,398
Nedbank Group, Ltd. (A)	38,287	444,484
Nicolet Bankshares, Inc. (A)	1,447	114,747
Nordea Bank ABP	335,767	3,647,600
Northeast Bank	1,631	47,886
Northrim BanCorp, Inc.	1,155	50,300
Norwood Financial Corp.	1,259	31,991
Oak Valley Bancorp	1,669	31,544
OceanFirst Financial Corp.	9,207	203,567
OFG Bancorp	7,660	184,606
Old National Bancorp	24,791	472,269
Old Second Bancorp, Inc.	5,360	74,290
Origin Bancorp, Inc.	3,468	153,112
Orrstown Financial Services, Inc.	2,235	56,411
OTP Bank NYRT (A)	30,363	1,666,674
Oversea-Chinese Banking Corp., Ltd.	332,978	3,145,452
Pacific Premier Bancorp, Inc.	12,189	560,328
PacWest Bancorp	24,556	1,109,195
Park National Corp.	2,159	273,157
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Parke Bancorp, Inc.	2,173	$46,720
PCB Bancorp	2,212	35,503
Peapack-Gladstone Financial Corp.	2,883	95,773
Penns Woods Bancorp, Inc.	1,437	36,802
Peoples Bancorp, Inc.	2,728	88,605
Peoples Financial Services Corp.	1,233	53,204
People's United Financial, Inc.	53,555	1,012,725
Pinnacle Financial Partners, Inc.	15,975	1,452,447
Postal Savings Bank of China Company, Ltd., H Shares (B)	1,187,300	852,621
Powszechna Kasa Oszczednosci Bank Polski SA (A)	105,539	1,142,053
Preferred Bank	2,145	146,482
Premier Financial Bancorp, Inc.	2,463	45,935
Primis Financial Corp.	4,008	59,038
Professional Holding Corp., Class A (A)	2,171	39,729
Prosperity Bancshares, Inc.	19,536	1,470,084
Public Bank BHD	1,730,010	1,787,057
QCR Holdings, Inc.	2,285	109,246
Raiffeisen Bank International AG	23,655	563,729
RBB Bancorp	3,160	77,104
Red River Bancshares, Inc.	859	46,910
Regions Financial Corp.	120,908	2,830,456
Reliant Bancorp, Inc.	2,430	72,050
Renasant Corp.	8,351	369,281
Republic Bancorp, Inc., Class A	1,474	68,467
Republic First Bancorp, Inc. (A)	9,692	39,931
Resona Holdings, Inc.	249,500	1,073,308
RHB Bank BHD	185,441	240,924
Richmond Mutual Bancorporation, Inc.	2,230	32,580
Royal Bank of Canada	150,230	15,621,781
S&T Bancorp, Inc.	5,933	201,307
Sandy Spring Bancorp, Inc.	6,839	317,740
Santander Bank Polska SA (A)	4,266	314,231
SB Financial Group, Inc.	1,625	32,175
Seacoast Banking Corp. of Florida (A)	7,823	289,999
Select Bancorp, Inc. (A)	3,400	47,872
ServisFirst Bancshares, Inc.	7,403	514,212
Shinhan Financial Group Company, Ltd.	44,802	1,699,874
Shinsei Bank, Ltd.	18,200	293,109
Shore Bancshares, Inc.	2,498	42,941
Sierra Bancorp	2,576	71,407
Signature Bank	11,997	2,996,251
Silvergate Capital Corp., Class A (A)	2,981	332,083
Simmons First National Corp., Class A	16,610	506,605
SinoPac Financial Holdings Company, Ltd.	1,038,772	503,428
Skandinaviska Enskilda Banken AB, A Shares	170,249	2,199,893
SmartFinancial, Inc.	2,352	57,036
Societe Generale SA	87,966	2,816,587
South Plains Financial, Inc.	1,626	38,146
South State Corp.	10,741	953,908
Southern First Bancshares, Inc. (A)	1,296	69,245
Southside Bancshares, Inc.	4,644	198,949
Spirit of Texas Bancshares, Inc.	2,318	53,499
Standard Bank Group, Ltd.	127,519	1,231,361
Standard Chartered PLC	286,004	2,057,679
Sterling Bancorp	40,670	1,083,449
Stock Yards Bancorp, Inc.	2,710	145,635
Sumitomo Mitsui Financial Group, Inc.	150,179	5,490,638
Sumitomo Mitsui Trust Holdings, Inc.	38,638	1,350,782
Summit Financial Group, Inc.	1,405	33,481
SVB Financial Group (A)	6,793	3,959,572
Svenska Handelsbanken AB, A Shares	160,433	1,834,432

77

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Swedbank AB, A Shares	93,362	$1,713,905
Synovus Financial Corp.	31,249	1,534,951
Taishin Financial Holding Company, Ltd.	1,016,075	538,316
Taiwan Business Bank	546,222	188,322
Taiwan Cooperative Financial Holding Company, Ltd.	944,176	709,703
TCF Financial Corp.	32,081	1,523,848
Texas Capital Bancshares, Inc. (A)	18,346	1,263,672
The Bancorp, Inc. (A)	7,991	193,702
The Bank of East Asia, Ltd.	137,493	281,865
The Bank of Kyoto, Ltd.	6,600	333,469
The Bank of Nova Scotia	128,092	8,622,525
The Bank of NT Butterfield & Son, Ltd.	7,438	283,685
The Bank of Princeton	1,323	38,936
The Chiba Bank, Ltd.	62,600	406,605
The First Bancorp, Inc.	1,589	50,054
The First Bancshares, Inc.	3,145	122,812
The First of Long Island Corp.	3,956	89,010
The PNC Financial Services Group, Inc.	53,366	10,389,293
The Shanghai Commercial & Savings Bank, Ltd.	347,000	566,230
The Shizuoka Bank, Ltd.	47,600	381,313
The Siam Commercial Bank PCL, NVDR	83,100	271,017
The Toronto-Dominion Bank	190,632	13,739,769
Tompkins Financial Corp.	2,180	176,907
Towne Bank	9,428	301,979
TriCo Bancshares	3,897	186,861
TriState Capital Holdings, Inc. (A)	4,648	106,858
Triumph Bancorp, Inc. (A)	3,436	287,765
Truist Financial Corp.	169,554	10,475,046
TrustCo Bank Corp.	3,324	130,084
Trustmark Corp.	23,105	775,173
Turkiye Garanti Bankasi AS	172,244	160,559
Turkiye Is Bankasi AS, Class C	130,655	77,744
U.S. Bancorp	172,039	10,456,530
UMB Financial Corp.	15,707	1,519,024
Umpqua Holdings Corp.	46,335	884,072
UniCredit SpA	220,029	2,812,562
United Bankshares, Inc.	46,187	1,902,443
United Community Banks, Inc.	12,008	415,237
United Overseas Bank, Ltd.	115,957	2,302,446
United Security Bancshares	3,514	29,869
Unity Bancorp, Inc.	1,602	38,832
Univest Financial Corp.	4,639	135,273
Valley National Bancorp	146,683	2,100,501
Veritex Holdings, Inc.	7,163	251,636
Washington Trust Bancorp, Inc.	2,668	146,713
Webster Financial Corp.	18,981	1,075,843
Wells Fargo & Company	520,306	24,308,696
WesBanco, Inc.	10,021	390,017
West BanCorp, Inc.	2,669	74,518
Westamerica BanCorp	4,110	257,820
Westpac Banking Corp.	383,287	7,848,379
Wintrust Financial Corp.	11,960	961,823
Woori Financial Group, Inc.	54,899	543,365
Yapi ve Kredi Bankasi AS	207,892	52,490
Zions Bancorp NA	20,667	1,196,206
		569,610,281
Capital markets – 2.6%
3i Group PLC	105,883	1,863,178
Affiliated Managers Group, Inc.	8,960	1,469,440
Ameriprise Financial, Inc.	14,442	3,752,609
Amundi SA (B)	6,752	600,230
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Artisan Partners Asset Management, Inc., Class A	8,719	$445,367
AssetMark Financial Holdings, Inc. (A)	2,842	74,063
ASX, Ltd.	20,780	1,225,114
B. Riley Financial, Inc.	3,041	223,939
B3 SA - Brasil Bolsa Balcao	668,928	2,243,579
Banco BTG Pactual SA	26,600	627,474
Bangkok Commercial Asset Management PCL, NVDR (C)	170,800	101,570
BGC Partners, Inc., Class A	48,098	283,778
BlackRock, Inc.	17,559	15,399,945
Blucora, Inc. (A)	7,650	132,651
Brightsphere Investment Group, Inc.	9,364	208,536
Brookfield Asset Management, Inc., Class A (C)	135,257	6,806,236
Cboe Global Markets, Inc.	13,262	1,476,061
China Cinda Asset Management Company, Ltd., H Shares	1,143,100	244,447
China Everbright, Ltd.	124,984	157,524
China Galaxy Securities Company, Ltd., H Shares	449,100	283,504
China Huarong Asset Management Company, Ltd., H Shares (B)(D)	1,063,200	83,841
China International Capital Corp., Ltd., H Shares (B)(C)	162,600	477,936
CI Financial Corp.	3,592	66,693
CITIC Securities Company, Ltd., H Shares	263,100	727,489
CME Group, Inc.	44,408	9,714,694
Cohen & Steers, Inc.	3,796	277,601
Cowen, Inc., Class A	3,963	155,865
Credit Suisse Group AG	191,603	2,093,586
Daiwa Securities Group, Inc.	169,418	980,018
Deutsche Bank AG (A)	211,199	3,182,758
Deutsche Boerse AG	20,418	3,338,631
Diamond Hill Investment Group, Inc.	494	86,653
Donnelley Financial Solutions, Inc. (A)	4,465	133,102
Ellington Financial, Inc.	6,099	115,149
EQT AB	25,150	913,884
Evercore, Inc., Class A	8,834	1,288,527
FactSet Research Systems, Inc.	7,984	2,669,530
Federated Hermes, Inc.	34,499	1,097,068
Focus Financial Partners, Inc., Class A (A)	5,974	302,822
Franklin Resources, Inc.	33,760	1,154,930
GF Securities Company, Ltd., H Shares	160,200	231,132
Greenhill & Company, Inc.	2,159	37,588
Guotai Junan Securities Company, Ltd., H Shares (B)	12,900	19,418
Haitong Securities Company, Ltd., H Shares	336,300	321,875
Hamilton Lane, Inc., Class A	4,948	447,151
Hargreaves Lansdown PLC	36,061	845,023
Hong Kong Exchanges & Clearing, Ltd.	128,977	7,937,577
Houlihan Lokey, Inc.	7,982	597,772
Huatai Securities Company, Ltd., H Shares (B)	189,300	292,860
IGM Financial, Inc.	10,734	395,133
Interactive Brokers Group, Inc., Class A	16,985	1,142,411
Intercontinental Exchange, Inc.	69,482	7,843,128
Invesco, Ltd.	46,566	1,328,528
Janus Henderson Group PLC	35,869	1,381,315
Japan Exchange Group, Inc.	59,198	1,379,960
Jefferies Financial Group, Inc.	42,568	1,367,710
Julius Baer Group, Ltd.	17,705	1,202,954

78

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Korea Investment Holdings Company, Ltd.	4,463	$417,344
London Stock Exchange Group PLC	34,173	3,666,816
Macquarie Group, Ltd.	36,777	4,327,911
Magellan Financial Group, Ltd.	14,178	528,352
MarketAxess Holdings, Inc.	4,700	2,192,738
Meritz Securities Company, Ltd.	32,029	128,241
Mirae Asset Securities Company, Ltd.	33,810	298,569
Moelis & Company, Class A	8,123	436,124
Moody's Corp.	19,904	6,674,806
Morgan Stanley	185,628	16,882,867
MSCI, Inc.	10,214	4,781,480
Nasdaq, Inc.	14,269	2,389,487
Natixis SA	102,679	507,427
NH Investment & Securities Company, Ltd.	14,031	168,399
Noah Holdings, Ltd., ADR (A)	4,400	200,552
Nomura Holdings, Inc.	367,100	2,013,510
Northern Trust Corp.	25,768	3,122,824
Onex Corp.	8,761	641,891
Oppenheimer Holdings, Inc., Class A	1,506	75,255
Partners Group Holding AG	1,459	2,202,149
Piper Sandler Companies	2,611	332,798
PJT Partners, Inc., Class A	3,555	258,875
Pzena Investment Management, Inc., Class A	3,730	43,268
Raymond James Financial, Inc.	15,161	2,010,197
Reinet Investments SCA	14,881	310,744
S&P Global, Inc.	29,774	11,298,340
Samsung Securities Company, Ltd.	7,295	303,192
SBI Holdings, Inc.	28,564	726,896
Schroders PLC	14,148	712,627
Sculptor Capital Management, Inc.	3,025	79,043
SEI Investments Company	25,042	1,588,664
Silvercrest Asset Management Group, Inc., Class A	2,056	32,732
Singapore Exchange, Ltd.	78,900	619,325
St. James's Place PLC	59,145	1,170,063
Standard Life Aberdeen PLC	244,645	951,968
State Street Corp.	43,516	3,785,022
StepStone Group, Inc., Class A	3,094	98,080
Stifel Financial Corp.	37,339	2,586,846
StoneX Group, Inc. (A)	2,552	172,770
T. Rowe Price Group, Inc.	28,197	5,395,496
The Bank of New York Mellon Corp.	99,800	5,197,584
The Charles Schwab Corp.	185,118	13,670,964
The Goldman Sachs Group, Inc.	42,561	15,833,543
TMX Group, Ltd.	6,383	709,815
UBS Group AG	285,327	4,649,757
Virtus Investment Partners, Inc.	1,100	309,353
Westwood Holdings Group, Inc.	1,570	30,976
WisdomTree Investments, Inc.	22,384	149,973
		217,937,210
Consumer finance – 0.5%
Acom Company, Ltd.	44,100	201,045
American Express Company	80,716	12,925,053
Atlanticus Holdings Corp. (A)	816	32,322
Capital One Financial Corp.	56,807	9,133,429
Curo Group Holdings Corp.	2,806	46,327
Discover Financial Services	37,937	4,448,493
Encore Capital Group, Inc. (A)	4,808	222,562
Enova International, Inc. (A)	5,327	201,733
EZCORP, Inc., Class A (A)	8,774	64,489
FirstCash, Inc.	15,007	1,196,358
Green Dot Corp., Class A (A)	8,025	325,735
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Krungthai Card PCL, NVDR	75,800	$177,503
LendingClub Corp. (A)	11,264	172,114
LendingTree, Inc. (A)	2,291	470,228
Lufax Holding, Ltd., ADR (A)(C)	20,200	246,238
Muangthai Capital PCL, NVDR	72,400	142,252
Navient Corp.	66,821	1,220,820
Nelnet, Inc., Class A	2,633	198,844
Oportun Financial Corp. (A)	3,337	63,670
PRA Group, Inc. (A)	7,059	274,807
PROG Holdings, Inc. (A)	24,604	1,297,123
Regional Management Corp.	1,463	68,381
Samsung Card Company, Ltd.	3,096	92,361
SLM Corp.	76,452	1,548,153
Srisawad Corp. PCL, NVDR (C)	72,700	174,769
Synchrony Financial	67,183	3,185,146
World Acceptance Corp. (A)	671	107,769
		38,237,724
Diversified financial services – 1.1%
Alerus Financial Corp.	2,264	74,599
A-Mark Precious Metals, Inc.	756	40,310
AMP, Ltd.	363,005	329,205
Banco Latinoamericano de Comercio Exterior SA, Class E	4,948	75,556
Berkshire Hathaway, Inc., Class B (A)	235,856	68,266,161
Cannae Holdings, Inc. (A)	13,193	472,969
Chailease Holding Company, Ltd.	132,335	999,499
Eurazeo SE	4,186	370,339
EXOR NV	11,545	993,964
Far East Horizon, Ltd.	236,300	258,660
FirstRand, Ltd.	476,158	1,950,034
Groupe Bruxelles Lambert SA	13,357	1,515,586
Grupo de Inversiones Suramericana SA	76,025	417,235
Haci Omer Sabanci Holding AS	70,994	71,513
Industrivarden AB, A Shares	10,586	431,474
Industrivarden AB, C Shares	17,151	670,191
Investor AB, B Shares	190,728	4,382,108
Kinnevik AB, B Redemption Shares (A)	25,395	480,123
Kinnevik AB, B Shares (A)	25,395	919,353
L.E. Lundbergforetagen AB, B Shares	7,915	486,028
M&G PLC	282,954	978,507
Marlin Business Services Corp.	1,691	38,081
Metro Pacific Investments Corp.	1,247,900	102,572
Mitsubishi HC Capital, Inc.	77,300	435,341
NewStar Financial, Inc. (A)(D)	5,608	570
ORIX Corp.	153,100	2,704,801
Remgro, Ltd.	51,717	454,346
Sofina SA	1,838	754,053
Tokyo Century Corp.	5,000	293,389
Wendel SE	2,863	400,421
Yuanta Financial Holding Company, Ltd.	1,036,034	955,848
		90,322,836
Insurance – 2.7%
Admiral Group PLC	20,883	869,561
Aegon NV	194,549	922,303
Aflac, Inc.	67,545	3,828,451
Ageas SA/NV	21,569	1,395,390
AIA Group, Ltd.	1,295,309	17,287,593
Alleghany Corp. (A)	2,942	2,108,149
Allianz SE	44,595	11,842,702
Ambac Financial Group, Inc. (A)	7,572	114,261
American Equity Investment Life Holding Company	13,939	425,140
American Financial Group, Inc.	14,712	1,957,579
American International Group, Inc.	91,214	4,819,748
AMERISAFE, Inc.	2,961	194,034

79

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Aon PLC, Class A	23,836	$6,039,327
Argo Group International Holdings, Ltd.	5,036	270,131
Arthur J. Gallagher & Company	21,610	3,168,242
Assicurazioni Generali SpA	119,501	2,454,272
Assurant, Inc.	6,107	984,143
Aviva PLC	519,229	3,025,773
AXA SA	210,911	5,871,464
Baloise Holding AG	3,925	653,428
BB Seguridade Participacoes SA	79,208	355,484
Brighthouse Financial, Inc. (A)	18,369	893,836
Brown & Brown, Inc.	49,221	2,585,087
BRP Group, Inc., Class A (A)	6,669	163,924
Cathay Financial Holding Company, Ltd.	850,890	1,700,495
China Development Financial Holding Corp.	1,353,000	599,144
China Life Insurance Company, Ltd.	223,525	198,533
China Life Insurance Company, Ltd., H Shares	899,076	1,907,200
China Pacific Insurance Group Company, Ltd., H Shares	334,179	1,270,257
China Taiping Insurance Holdings Company, Ltd.	196,800	367,513
Chubb, Ltd.	47,488	8,072,485
Cincinnati Financial Corp.	15,813	1,924,600
Citizens, Inc. (A)	8,714	45,487
CNO Financial Group, Inc.	49,120	1,304,627
CNP Assurances	20,905	384,353
Dai-ichi Life Holdings, Inc.	126,300	2,642,211
DB Insurance Company, Ltd.	5,591	253,551
Direct Line Insurance Group PLC	152,316	643,033
Discovery, Ltd. (A)(C)	41,195	427,185
Donegal Group, Inc., Class A	2,030	31,039
eHealth, Inc. (A)	4,027	262,762
Employers Holdings, Inc.	4,423	186,651
Enstar Group, Ltd. (A)	1,792	454,971
Everest Re Group, Ltd.	4,218	1,096,511
Fairfax Financial Holdings, Ltd.	2,836	1,332,020
First American Financial Corp.	23,093	1,485,111
Fubon Financial Holding Company, Ltd.	710,659	1,843,624
Genworth Financial, Inc., Class A (A)	77,647	326,117
Gjensidige Forsikring ASA	20,209	455,262
Globe Life, Inc.	10,022	1,056,519
Goosehead Insurance, Inc., Class A	2,030	182,436
Great-West Lifeco, Inc.	33,938	1,043,382
Greenlight Capital Re, Ltd., Class A (A)	4,931	45,612
Hannover Rueck SE	6,699	1,172,493
HCI Group, Inc.	1,005	80,963
Heritage Insurance Holdings, Inc.	4,725	39,359
Horace Mann Educators Corp.	6,423	256,085
Hyundai Marine & Fire Insurance Company, Ltd.	7,279	160,219
iA Financial Corp., Inc.	12,788	735,809
Insurance Australia Group, Ltd.	263,445	1,015,570
Intact Financial Corp.	15,387	2,089,387
Investors Title Company	194	34,501
James River Group Holdings, Ltd.	4,595	160,457
Japan Post Holdings Company, Ltd. (A)	184,000	1,550,865
Japan Post Insurance Company, Ltd.	27,000	536,846
Kemper Corp.	12,935	968,443
Kinsale Capital Group, Inc.	7,729	1,286,569
Legal & General Group PLC	660,488	2,662,763
Lincoln National Corp.	19,033	1,328,313
Loews Corp.	23,942	1,397,734
Mapfre SA	12,526	28,704
Marsh & McLennan Companies, Inc.	53,601	7,415,698
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
MBIA, Inc. (A)	8,559	$85,504
Medibank Private, Ltd.	295,179	713,397
Mercury General Corp.	5,586	355,270
MetLife, Inc.	79,290	5,182,394
Momentum Metropolitan Holdings	12,826	18,316
MS&AD Insurance Group Holdings, Inc.	52,668	1,613,528
Muenchener Rueckversicherungs-Gesellschaft AG	15,214	4,379,182
National Western Life Group, Inc., Class A	354	86,737
New China Life Insurance Company, Ltd., H Shares	103,600	389,832
NN Group NV	31,948	1,626,091
Old Mutual, Ltd.	475,638	493,407
Old Republic International Corp.	59,469	1,561,656
Palomar Holdings, Inc. (A)	3,114	227,322
Phoenix Group Holdings PLC	63,326	661,036
PICC Property & Casualty Company, Ltd., H Shares	847,848	827,563
Ping An Insurance Group Company of China, Ltd., H Shares	705,110	7,702,037
Poste Italiane SpA (B)	55,714	781,162
Power Corp. of Canada	62,455	2,036,941
Powszechny Zaklad Ubezpieczen SA (A)(C)	74,565	748,115
Primerica, Inc.	8,271	1,341,639
Principal Financial Group, Inc.	26,742	1,748,659
ProAssurance Corp.	8,390	204,297
ProSight Global, Inc. (A)	1,645	21,056
Protective Insurance Corp., Class B	1,599	37,257
Prudential Financial, Inc.	41,874	4,479,262
Prudential PLC	282,577	6,012,509
QBE Insurance Group, Ltd.	159,460	1,357,262
Rand Merchant Investment Holdings, Ltd.	86,667	204,417
Reinsurance Group of America, Inc.	14,290	1,800,969
RenaissanceRe Holdings, Ltd.	10,662	1,643,227
RLI Corp.	14,353	1,513,954
RSA Insurance Group, Ltd.	114,359	1,110,218
Safety Insurance Group, Inc.	2,218	188,774
Sampo OYJ, A Shares	52,305	2,491,209
Samsung Fire & Marine Insurance Company, Ltd.	3,252	611,705
Samsung Life Insurance Company, Ltd.	7,533	561,235
Sanlam, Ltd.	179,278	767,051
SCOR SE	17,357	565,034
Selective Insurance Group, Inc.	21,567	1,623,348
Selectquote, Inc. (A)	20,341	413,329
Shin Kong Financial Holding Company, Ltd.	1,216,694	435,423
SiriusPoint, Ltd. (A)	13,470	141,704
Sompo Holdings, Inc.	39,460	1,587,548
State Auto Financial Corp.	3,242	61,274
Stewart Information Services Corp.	3,958	238,865
Sul America SA	34,510	230,433
Sun Life Financial, Inc.	65,296	3,517,082
Suncorp Group, Ltd.	139,736	1,207,093
Swiss Life Holding AG	2,488	1,297,189
Swiss Re AG	22,696	2,194,471
T&D Holdings, Inc.	65,600	892,334
The Allstate Corp.	31,945	4,364,006
The Hanover Insurance Group, Inc.	7,649	1,066,959
The Hartford Financial Services Group, Inc.	37,709	2,464,283

80

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
The People's Insurance Company Group of China, Ltd., H Shares	1,018,900	$378,110
The Progressive Corp.	61,782	6,121,361
The Travelers Companies, Inc.	26,602	4,248,339
Tiptree, Inc.	4,191	45,137
Tokio Marine Holdings, Inc.	74,214	3,478,363
Trean Insurance Group, Inc. (A)	2,182	36,658
Trupanion, Inc. (A)	4,672	421,274
Tryg A/S	35,620	845,895
United Fire Group, Inc.	3,389	103,873
United Insurance Holdings Corp.	4,514	25,459
Universal Insurance Holdings, Inc.	4,521	63,746
Unum Group	21,490	665,545
W.R. Berkley Corp.	14,779	1,152,614
Watford Holdings, Ltd. (A)	2,355	82,284
Willis Towers Watson PLC	13,603	3,555,280
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)(C)	43,900	218,759
Zurich Insurance Group AG	11,842	4,980,754
		231,001,507
Mortgage real estate investment trusts – 0.1%
Apollo Commercial Real Estate Finance, Inc.	21,239	332,390
Arbor Realty Trust, Inc.	17,505	319,291
Ares Commercial Real Estate Corp.	4,363	66,187
Arlington Asset Investment Corp., Class A (A)	7,388	30,069
ARMOUR Residential REIT, Inc.	9,166	109,900
Blackstone Mortgage Trust, Inc., Class A	21,045	674,071
Broadmark Realty Capital, Inc.	19,375	199,369
Capstead Mortgage Corp.	15,140	97,653
Cherry Hill Mortgage Investment Corp.	2,868	28,164
Chimera Investment Corp.	28,483	402,465
Colony Credit Real Estate, Inc.	13,482	127,405
Dynex Capital, Inc.	3,794	74,173
Granite Point Mortgage Trust, Inc.	8,453	121,554
Great Ajax Corp.	3,934	49,568
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,281	555,138
Invesco Mortgage Capital, Inc.	35,508	120,727
KKR Real Estate Finance Trust, Inc.	3,781	80,838
Ladder Capital Corp.	16,205	189,599
MFA Financial, Inc.	69,514	303,776
New York Mortgage Trust, Inc.	58,039	262,336
Orchid Island Capital, Inc.	14,289	78,161
PennyMac Mortgage Investment Trust	14,604	286,238
Ready Capital Corp.	8,831	134,408
Redwood Trust, Inc.	17,408	193,751
TPG RE Finance Trust, Inc.	9,391	122,459
Two Harbors Investment Corp.	42,069	302,476
Western Asset Mortgage Capital Corp.	11,785	39,008
		5,301,174
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)	8,765	415,549
Bridgewater Bancshares, Inc. (A)	4,118	71,488
Capitol Federal Financial, Inc.	19,906	257,584
Columbia Financial, Inc. (A)	7,419	131,836
Essent Group, Ltd.	40,583	1,941,491
Federal Agricultural Mortgage Corp., Class C	1,408	142,856
Flagstar Bancorp, Inc.	7,223	330,813
FS Bancorp, Inc.	666	47,406
Home Bancorp, Inc.	1,387	53,885
HomeStreet, Inc.	3,323	149,601
Kearny Financial Corp.	12,267	160,820
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Luther Burbank Corp.	3,260	$39,576
Merchants Bancorp	1,332	57,209
Meridian Bancorp, Inc.	7,566	166,830
Meta Financial Group, Inc.	4,817	255,349
MGIC Investment Corp.	71,176	1,047,711
Mr. Cooper Group, Inc. (A)	11,627	402,178
New York Community Bancorp, Inc.	97,902	1,171,887
NMI Holdings, Inc., Class A (A)	12,600	304,794
Northfield Bancorp, Inc.	7,470	126,467
Northwest Bancshares, Inc.	17,652	249,952
PCSB Financial Corp.	3,070	56,427
PennyMac Financial Services, Inc.	6,378	399,327
Premier Financial Corp.	5,729	174,735
Provident Bancorp, Inc.	2,973	50,184
Provident Financial Holdings, Inc.	1,280	22,272
Provident Financial Services, Inc.	10,704	270,383
Radian Group, Inc.	29,210	682,054
Southern Missouri Bancorp, Inc.	1,243	54,941
Standard AVB Financial Corp.	784	25,872
Territorial Bancorp, Inc.	1,833	47,878
The Hingham Institution for Savings	201	58,340
Timberland Bancorp, Inc.	1,617	47,152
Walker & Dunlop, Inc.	4,330	439,668
Washington Federal, Inc.	27,564	918,984
Waterstone Financial, Inc.	3,338	66,026
WSFS Financial Corp.	7,253	385,932
		11,225,457
		1,163,636,189
Health care – 11.5%
Biotechnology – 1.8%
3SBio, Inc. (A)(B)	148,800	170,554
4D Molecular Therapeutics, Inc. (A)	1,490	39,574
89bio, Inc. (A)	1,527	28,860
AbbVie, Inc.	228,670	25,885,444
Achillion Pharmaceuticals, Inc. (A)(D)	17,157	25,801
Aduro Biotech, Inc. (A)(D)	1,925	5,775
Adverum Biotechnologies, Inc. (A)	15,679	54,249
Aeglea BioTherapeutics, Inc. (A)	8,211	54,275
Affimed NV (A)	17,880	158,596
Agenus, Inc. (A)	25,445	108,396
Akebia Therapeutics, Inc. (A)	24,715	86,750
Akero Therapeutics, Inc. (A)(C)	2,272	59,481
Akouos, Inc. (A)	4,248	55,479
Albireo Pharma, Inc. (A)	2,835	94,831
Alder Biopharmaceuticals, Inc. (A)(C)(D)	9,683	14,078
Alector, Inc. (A)	7,583	134,977
Alexion Pharmaceuticals, Inc. (A)	28,469	5,026,202
Aligos Therapeutics, Inc. (A)	1,666	46,448
Allakos, Inc. (A)	4,039	409,716
Allogene Therapeutics, Inc. (A)	8,366	215,006
Allovir, Inc. (A)	4,584	107,449
Alteogen, Inc. (A)	2,823	178,812
ALX Oncology Holdings, Inc. (A)	2,766	156,445
Amgen, Inc.	74,791	17,795,771
Amicus Therapeutics, Inc. (A)	40,064	370,993
AnaptysBio, Inc. (A)	3,420	81,635
Anavex Life Sciences Corp. (A)	9,167	114,129
Anika Therapeutics, Inc. (A)	2,281	106,409
Annexon, Inc. (A)	4,189	88,472
Apellis Pharmaceuticals, Inc. (A)	9,290	522,841
Applied Genetic Technologies Corp. (A)	6,971	27,954
Applied Molecular Transport, Inc. (A)(C)	3,545	169,947
Applied Therapeutics, Inc. (A)	2,580	49,613
Arcturus Therapeutics Holdings, Inc. (A)	3,063	89,501
Arcus Biosciences, Inc. (A)	6,586	163,465

81

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Arcutis Biotherapeutics, Inc. (A)	3,585	$94,465
Ardelyx, Inc. (A)	12,677	90,641
Arena Pharmaceuticals, Inc. (A)	8,979	548,707
Argenx SE (A)	5,324	1,487,238
Arrowhead Pharmaceuticals, Inc. (A)	37,556	2,726,566
Atara Biotherapeutics, Inc. (A)	12,643	171,439
Athenex, Inc. (A)(C)	12,656	59,357
Athersys, Inc. (A)(C)	30,906	51,613
Atreca, Inc., Class A (A)	5,427	48,952
Avid Bioservices, Inc. (A)	9,347	198,904
Avidity Biosciences, Inc. (A)	4,791	113,738
Avrobio, Inc. (A)	6,351	57,095
Beam Therapeutics, Inc. (A)(C)	6,100	477,203
BeiGene, Ltd., ADR (A)	5,400	1,935,954
Beyondspring, Inc. (A)	3,446	35,735
BioAtla, Inc. (A)	1,815	78,136
BioCryst Pharmaceuticals, Inc. (A)	27,236	429,512
Biogen, Inc. (A)	19,727	5,276,578
Biohaven Pharmaceutical Holding Company, Ltd. (A)	7,427	646,149
Bioxcel Therapeutics, Inc. (A)	2,113	69,792
Black Diamond Therapeutics, Inc. (A)	3,032	39,780
Blueprint Medicines Corp. (A)	8,519	778,211
Bolt Biotherapeutics, Inc. (A)	1,886	33,024
Bridgebio Pharma, Inc. (A)	14,472	856,742
C4 Therapeutics, Inc. (A)(C)	1,737	64,182
Cabaletta Bio, Inc. (A)	2,531	28,702
CareDx, Inc. (A)	7,703	619,321
Catalyst Biosciences, Inc. (A)	7,299	31,167
Catalyst Pharmaceuticals, Inc. (A)	15,343	84,847
Celltrion, Inc. (A)	9,764	2,391,968
CEL-SCI Corp. (A)(C)	5,340	114,863
ChemoCentryx, Inc. (A)	8,109	82,306
Chimerix, Inc. (A)	9,658	75,526
Chinook Therapeutics, Inc. (A)	2,506	41,349
Clovis Oncology, Inc. (A)(C)	13,897	71,292
Coherus Biosciences, Inc. (A)	9,493	124,928
Constellation Pharmaceuticals, Inc. (A)	4,969	98,436
Cortexyme, Inc. (A)(C)	2,522	104,335
Crinetics Pharmaceuticals, Inc. (A)	4,783	83,942
CSL, Ltd.	48,340	10,796,449
Cue Biopharma, Inc. (A)	5,513	79,056
Cullinan Oncology, Inc. (A)	2,178	64,752
Cytokinetics, Inc. (A)	10,308	225,024
CytomX Therapeutics, Inc. (A)	10,364	74,206
Deciphera Pharmaceuticals, Inc. (A)	6,060	204,464
Denali Therapeutics, Inc. (A)	9,680	615,551
DermTech, Inc. (A)(C)	1,679	68,705
Dicerna Pharmaceuticals, Inc. (A)	10,206	332,716
Dynavax Technologies Corp. (A)	17,028	139,630
Dyne Therapeutics, Inc. (A)	2,864	54,731
Eagle Pharmaceuticals, Inc. (A)	1,701	67,394
Editas Medicine, Inc. (A)	10,328	350,636
Eiger BioPharmaceuticals, Inc. (A)	5,563	43,725
Emergent BioSolutions, Inc. (A)	16,531	1,002,605
Enanta Pharmaceuticals, Inc. (A)	3,090	150,359
Epizyme, Inc. (A)	14,442	118,858
Esperion Therapeutics, Inc. (A)(C)	4,265	84,916
Evelo Biosciences, Inc. (A)(C)	3,890	52,204
Exelixis, Inc. (A)	65,588	1,479,009
Fate Therapeutics, Inc. (A)	11,694	895,760
Fennec Pharmaceuticals, Inc. (A)	4,227	31,153
FibroGen, Inc. (A)	13,156	279,565
Flexion Therapeutics, Inc. (A)	7,455	62,398
Forma Therapeutics Holdings, Inc. (A)	4,941	138,694
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Fortress Biotech, Inc. (A)	12,105	$48,783
Frequency Therapeutics, Inc. (A)	4,339	38,400
G1 Therapeutics, Inc. (A)	5,503	119,525
Galapagos NV (A)	5,015	382,742
Galectin Therapeutics, Inc. (A)	6,449	25,603
Generation Bio Company (A)	6,269	214,776
Genmab A/S (A)	7,057	2,882,583
Geron Corp. (A)	48,643	67,127
Gilead Sciences, Inc.	162,720	10,757,419
Gossamer Bio, Inc. (A)	9,576	81,109
Grifols SA (C)	32,614	907,823
Gritstone bio, Inc. (A)	5,058	46,534
Halozyme Therapeutics, Inc. (A)	47,196	1,954,386
Harpoon Therapeutics, Inc. (A)	2,297	47,364
Heron Therapeutics, Inc. (A)	13,950	185,117
Homology Medicines, Inc. (A)	6,916	45,922
Hookipa Pharma, Inc. (A)	2,574	42,960
iBio, Inc. (A)(C)	38,864	56,353
Ideaya Biosciences, Inc. (A)	2,684	54,083
IGM Biosciences, Inc. (A)	1,168	87,191
ImmunityBio, Inc. (A)(C)	4,969	87,206
ImmunoGen, Inc. (A)	29,977	185,258
Immunovant, Inc. (A)	6,068	91,991
Incyte Corp. (A)	24,198	2,027,308
Inhibrx, Inc. (A)	1,431	30,280
Innovent Biologics, Inc. (A)(B)	116,000	1,337,456
Inovio Pharmaceuticals, Inc. (A)(C)	28,958	218,633
Inozyme Pharma, Inc. (A)(C)	2,447	40,033
Insmed, Inc. (A)	15,662	385,285
Intellia Therapeutics, Inc. (A)	8,433	631,969
Intercept Pharmaceuticals, Inc. (A)	4,390	73,006
Invitae Corp. (A)(C)	18,685	537,754
Ironwood Pharmaceuticals, Inc. (A)	24,738	286,219
iTeos Therapeutics, Inc. (A)	3,167	65,050
IVERIC bio, Inc. (A)	13,047	92,242
Kadmon Holdings, Inc. (A)	27,737	106,510
KalVista Pharmaceuticals, Inc. (A)	3,086	83,322
Karuna Therapeutics, Inc. (A)	2,439	272,729
Karyopharm Therapeutics, Inc. (A)	11,380	105,606
Keros Therapeutics, Inc. (A)	2,106	114,903
Kezar Life Sciences, Inc. (A)	6,634	37,946
Kindred Biosciences, Inc. (A)	6,956	33,597
Kiniksa Pharmaceuticals, Ltd., Class A (A)	4,643	63,284
Kinnate Biopharma, Inc. (A)	2,262	53,112
Kodiak Sciences, Inc. (A)	5,062	423,284
Kronos Bio, Inc. (A)	2,283	55,728
Krystal Biotech, Inc. (A)	2,379	155,206
Kura Oncology, Inc. (A)	9,710	216,048
Kymera Therapeutics, Inc. (A)	1,703	81,897
Lexicon Pharmaceuticals, Inc. (A)	7,766	34,093
Ligand Pharmaceuticals, Inc. (A)	5,713	672,420
MacroGenics, Inc. (A)	8,421	271,072
Madrigal Pharmaceuticals, Inc. (A)	1,364	153,177
Magenta Therapeutics, Inc. (A)	3,907	48,251
MannKind Corp. (A)	35,181	155,500
MediciNova, Inc. (A)(C)	8,102	34,190
MEI Pharma, Inc. (A)	19,563	56,341
MeiraGTx Holdings PLC (A)	4,418	60,924
Mersana Therapeutics, Inc. (A)	8,604	123,209
Mirati Therapeutics, Inc. (A)	6,584	1,041,260
Molecular Templates, Inc. (A)	4,372	39,086
Morphic Holding, Inc. (A)	2,102	103,755
Myriad Genetics, Inc. (A)	11,039	316,267
Natera, Inc. (A)	11,611	1,093,060

82

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Neoleukin Therapeutics, Inc. (A)	5,390	$54,062
Neubase Therapeutics, Inc. (A)	3,459	17,883
Neurocrine Biosciences, Inc. (A)	21,413	2,060,359
Nkarta, Inc. (A)	3,137	76,386
Novavax, Inc. (A)	9,466	1,397,371
Nurix Therapeutics, Inc. (A)	3,657	102,030
Olema Pharmaceuticals, Inc. (A)(C)	2,123	59,359
Oncocyte Corp. (A)	11,957	52,850
OPKO Health, Inc. (A)(C)	61,598	235,304
Organogenesis Holdings, Inc. (A)	3,752	66,898
ORIC Pharmaceuticals, Inc. (A)	3,662	83,677
Ovid therapeutics, Inc. (A)	7,974	33,092
Oyster Point Pharma, Inc. (A)	1,435	25,715
Passage Bio, Inc. (A)	4,678	61,984
PDL BioPharma, Inc. (A)(D)	18,396	31,089
PeptiDream, Inc. (A)	10,800	498,338
Pfenex, Inc. (A)(D)	4,823	5,287
PMV Pharmaceuticals, Inc. (A)	2,206	75,886
Poseida Therapeutics, Inc. (A)	5,935	50,151
Praxis Precision Medicines, Inc. (A)	2,022	39,611
Precigen, Inc. (A)(C)	11,824	78,038
Precision BioSciences, Inc. (A)	7,633	80,375
Prelude Therapeutics, Inc. (A)(C)	1,701	59,127
Progenics Pharmaceuticals, Inc. (A)(D)	11,327	484
Protagonist Therapeutics, Inc. (A)	5,316	186,645
Prothena Corp. PLC (A)	4,808	140,249
PTC Therapeutics, Inc. (A)	9,585	376,403
Puma Biotechnology, Inc. (A)	4,941	52,128
Radius Health, Inc. (A)	7,324	141,280
RAPT Therapeutics, Inc. (A)	1,908	36,824
Regeneron Pharmaceuticals, Inc. (A)	13,633	6,849,628
REGENXBIO, Inc. (A)	6,061	213,771
Relay Therapeutics, Inc. (A)	7,125	228,855
Replimune Group, Inc. (A)	3,780	147,307
REVOLUTION Medicines, Inc. (A)	6,705	200,547
Rhythm Pharmaceuticals, Inc. (A)	6,276	123,072
Rigel Pharmaceuticals, Inc. (A)	28,252	105,097
Rocket Pharmaceuticals, Inc. (A)	5,800	246,500
Rubius Therapeutics, Inc. (A)	5,591	136,588
Sangamo Therapeutics, Inc. (A)	17,975	193,771
Scholar Rock Holding Corp. (A)	4,142	111,296
Seegene, Inc.	3,738	229,345
Selecta Biosciences, Inc. (A)	11,942	51,828
Seres Therapeutics, Inc. (A)	8,524	179,942
Shattuck Labs, Inc. (A)	2,139	58,052
Silverback Therapeutics, Inc. (A)(C)	2,029	55,858
Solid Biosciences, Inc. (A)	4,715	17,917
Sorrento Therapeutics, Inc. (A)(C)	38,605	290,310
Spectrum Pharmaceuticals, Inc. (A)	24,348	84,001
Spero Therapeutics, Inc. (A)	3,920	56,840
SpringWorks Therapeutics, Inc. (A)	3,696	301,372
Stemline Therapeutics, Inc. (A)(C)(D)	5,969	1,970
Stoke Therapeutics, Inc. (A)	2,235	88,640
Sutro Biopharma, Inc. (A)	5,135	95,562
Syndax Pharmaceuticals, Inc. (A)	5,040	92,585
Syros Pharmaceuticals, Inc. (A)	8,390	54,116
Taysha Gene Therapies, Inc. (A)(C)	1,490	33,525
TCR2 Therapeutics, Inc. (A)	4,610	88,282
TG Therapeutics, Inc. (A)	18,714	652,557
Translate Bio, Inc. (A)	10,519	189,447
Travere Therapeutics, Inc. (A)	8,635	130,993
Turning Point Therapeutics, Inc. (A)	5,780	382,520
Twist Bioscience Corp. (A)	7,203	772,954
Ultragenyx Pharmaceutical, Inc. (A)	9,791	995,843
United Therapeutics Corp. (A)	9,364	1,740,768
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
UNITY Biotechnology, Inc. (A)	6,073	$27,207
UroGen Pharma, Ltd. (A)(C)	3,180	56,032
Vanda Pharmaceuticals, Inc. (A)	8,625	152,576
Vaxart, Inc. (A)(C)	8,454	55,965
Vaxcyte, Inc. (A)	4,617	97,280
VBI Vaccines, Inc. (A)(C)	29,117	94,048
Veracyte, Inc. (A)	10,221	399,130
Verastem, Inc. (A)	28,339	109,672
Vericel Corp. (A)	6,989	394,879
Vertex Pharmaceuticals, Inc. (A)	33,663	7,023,112
Viking Therapeutics, Inc. (A)(C)	10,966	57,462
Vir Biotechnology, Inc. (A)	8,237	345,213
Vor BioPharma, Inc. (A)	1,962	41,398
XBiotech, Inc. (A)	2,486	42,884
Xencor, Inc. (A)	8,592	330,448
XOMA Corp. (A)	1,030	30,354
Y-mAbs Therapeutics, Inc. (A)	4,896	175,424
Zai Lab, Ltd., ADR (A)	8,300	1,474,578
Zentalis Pharmaceuticals, Inc. (A)	4,460	249,091
ZIOPHARM Oncology, Inc. (A)(C)	35,257	107,181
		153,218,928
Health care equipment and supplies – 2.8%
Abbott Laboratories	229,187	26,734,664
ABIOMED, Inc. (A)	5,852	1,665,362
Accelerate Diagnostics, Inc. (A)	6,339	48,113
Accuray, Inc. (A)	14,922	63,568
Acutus Medical, Inc. (A)	2,828	46,012
AK Medical Holdings, Ltd. (B)	46,000	82,093
Alcon, Inc.	38,019	2,645,298
Align Technology, Inc. (A)	9,316	5,497,837
Alphatec Holdings, Inc. (A)	8,768	127,136
Ambu A/S, Class B	17,678	674,757
AngioDynamics, Inc. (A)	5,753	133,009
Apyx Medical Corp. (A)	4,936	48,323
Asahi Intecc Company, Ltd.	22,200	551,892
Aspira Women's Health, Inc. (A)(C)	12,580	70,322
AtriCure, Inc. (A)	6,726	502,634
Atrion Corp.	229	142,209
Avanos Medical, Inc. (A)	7,375	295,738
Axogen, Inc. (A)	5,886	119,486
Axonics, Inc. (A)	4,627	266,932
Baxter International, Inc.	65,346	5,366,214
Becton, Dickinson and Company	37,590	9,092,645
BioLife Solutions, Inc. (A)	2,300	76,613
BioMerieux	4,409	509,132
Boston Scientific Corp. (A)	183,343	7,801,245
Cantel Medical Corp. (A)	13,725	1,116,254
Cardiovascular Systems, Inc. (A)	6,143	240,744
Carl Zeiss Meditec AG, Bearer Shares	4,321	799,674
Cerus Corp. (A)	26,372	152,694
Cochlear, Ltd.	6,970	1,210,895
Co-Diagnostics, Inc. (A)(C)	4,735	38,211
Coloplast A/S, B Shares	12,706	2,016,292
CONMED Corp.	4,157	572,377
CryoLife, Inc. (A)	5,990	172,572
CryoPort, Inc. (A)	6,120	342,230
Cutera, Inc. (A)	2,910	111,686
CytoSorbents Corp. (A)	6,734	54,478
Danaher Corp.	82,004	21,004,505
Demant A/S (A)	11,711	625,034
Dentsply Sirona, Inc.	28,339	1,896,446
DexCom, Inc. (A)	12,443	4,596,320
DiaSorin SpA	2,622	460,775
Eargo, Inc. (A)	1,316	44,770
Edwards Lifesciences Corp. (A)	80,795	7,748,241

83

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Envista Holdings Corp. (A)	33,171	$1,447,582
Fisher & Paykel Healthcare Corp., Ltd.	76,789	1,625,424
Glaukos Corp. (A)	6,560	482,685
Globus Medical, Inc., Class A (A)	16,247	1,170,759
GN Store Nord A/S	13,801	1,172,747
Haemonetics Corp. (A)	10,684	603,219
Hartalega Holdings BHD	203,100	451,553
Heska Corp. (A)	1,069	211,822
Hill-Rom Holdings, Inc.	13,951	1,552,467
Hologic, Inc. (A)	33,334	2,102,042
Hoya Corp.	43,300	5,689,676
ICU Medical, Inc. (A)	4,133	859,912
IDEXX Laboratories, Inc. (A)	11,052	6,168,232
Inari Medical, Inc. (A)	2,532	220,157
Inogen, Inc. (A)	2,901	179,311
Integer Holdings Corp. (A)	5,032	455,245
Integra LifeSciences Holdings Corp. (A)	14,899	1,028,776
Intersect ENT, Inc. (A)	5,369	94,763
IntriCon Corp. (A)	1,362	30,413
Intuitive Surgical, Inc. (A)	15,229	12,825,559
Invacare Corp. (A)	5,475	43,800
iRadimed Corp. (A)	1,157	32,176
iRhythm Technologies, Inc. (A)	4,492	338,966
Koninklijke Philips NV	95,287	5,384,321
Kossan Rubber Industries	151,500	150,296
Lantheus Holdings, Inc. (A)	10,131	245,677
LeMaitre Vascular, Inc.	2,614	133,863
LivaNova PLC (A)	17,744	1,482,334
Masimo Corp. (A)	10,689	2,304,548
Medtronic PLC	174,404	22,077,802
Meridian Bioscience, Inc. (A)	6,739	139,902
Merit Medical Systems, Inc. (A)	8,319	501,968
Mesa Laboratories, Inc.	726	178,640
Microport Scientific Corp.	86,000	670,713
Misonix, Inc. (A)	2,116	40,606
Natus Medical, Inc. (A)	5,303	142,120
Neogen Corp. (A)	19,253	1,777,244
Nevro Corp. (A)	5,230	788,161
NuVasive, Inc. (A)	18,710	1,276,022
Olympus Corp.	134,524	2,865,919
OraSure Technologies, Inc. (A)	11,475	110,275
Ortho Clinical Diagnostics Holdings PLC (A)	13,529	278,021
Orthofix Medical, Inc. (A)	2,941	119,699
OrthoPediatrics Corp. (A)	2,116	119,533
Outset Medical, Inc. (A)	1,600	77,232
PAVmed, Inc. (A)(C)	9,800	51,940
Penumbra, Inc. (A)	7,126	1,775,158
Pulmonx Corp. (A)	1,834	78,715
Pulse Biosciences, Inc. (A)(C)	2,164	39,039
Quidel Corp. (A)	8,096	956,219
Quotient, Ltd. (A)	11,651	48,468
ResMed, Inc.	18,825	3,875,126
SeaSpine Holdings Corp. (A)	4,219	85,983
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	293,200	609,573
Shockwave Medical, Inc. (A)	4,363	784,904
SI-BONE, Inc. (A)	4,589	138,450
Siemens Healthineers AG (B)	28,682	1,615,548
Sientra, Inc. (A)	8,352	58,130
Silk Road Medical, Inc. (A)	4,279	207,874
Smith & Nephew PLC	94,440	2,057,176
Soliton, Inc. (A)	1,101	24,530
Sonova Holding AG (A)	4,237	1,497,868
Sri Trang Gloves Thailand PCL	82,800	118,030
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Sri Trang Gloves Thailand PCL, NVDR	1,000	$1,425
STAAR Surgical Company (A)	16,808	2,454,472
Stereotaxis, Inc. (A)	7,991	64,088
STERIS PLC	11,042	2,107,476
Straumann Holding AG	801	1,253,877
Stryker Corp.	42,343	10,808,898
Supermax Corp. BHD	178,688	182,824
Surgalign Holdings, Inc. (A)	21,646	42,426
Surmodics, Inc. (A)	2,163	114,747
Sysmex Corp.	19,300	2,001,338
Tactile Systems Technology, Inc. (A)	2,901	155,987
Talis Biomedical Corp. (A)	2,185	21,282
Teleflex, Inc.	6,040	2,429,228
Terumo Corp.	74,446	2,874,081
The Cooper Companies, Inc.	6,359	2,501,949
Top Glove Corp. BHD	580,900	714,403
TransMedics Group, Inc. (A)	3,852	98,765
Utah Medical Products, Inc.	674	57,769
Vapotherm, Inc. (A)	3,249	64,265
Varex Imaging Corp. (A)	5,974	149,888
ViewRay, Inc. (A)	19,653	115,560
West Pharmaceutical Services, Inc.	9,587	3,331,578
Zimmer Biomet Holdings, Inc.	26,891	4,526,562
Zynex, Inc. (A)(C)	2,968	45,173
		235,558,406
Health care providers and services – 2.0%
1Life Healthcare, Inc. (A)	12,099	447,663
Acadia Healthcare Company, Inc. (A)	18,718	1,204,690
Accolade, Inc. (A)	4,949	249,875
AdaptHealth Corp. (A)	11,513	301,525
Addus HomeCare Corp. (A)	2,307	221,864
Alfresa Holdings Corp.	21,400	330,780
Amedisys, Inc. (A)	6,906	1,784,303
AmerisourceBergen Corp.	19,068	2,187,862
AMN Healthcare Services, Inc. (A)	7,158	634,915
Amplifon SpA	12,869	604,643
Anthem, Inc.	31,684	12,617,202
Apollo Medical Holdings, Inc. (A)	3,056	106,593
Apria, Inc. (A)	1,200	36,540
Bangkok Dusit Medical Services PCL, NVDR	920,300	632,354
Brookdale Senior Living, Inc. (A)	28,678	193,290
Bumrungrad Hospital PCL, NVDR (C)	41,200	172,512
Cardinal Health, Inc.	37,993	2,130,268
Castle Biosciences, Inc. (A)	2,307	138,259
Celltrion Healthcare Company, Ltd. (A)	7,065	761,485
Centene Corp. (A)	75,242	5,537,811
Chemed Corp.	3,371	1,656,307
Cigna Corp.	45,519	11,782,593
Community Health Systems, Inc. (A)	13,243	188,978
CorVel Corp. (A)	1,332	165,967
Covetrus, Inc. (A)	17,939	497,628
Cross Country Healthcare, Inc. (A)	5,923	92,695
CVS Health Corp.	169,653	14,664,805
DaVita, Inc. (A)	9,341	1,121,574
Encompass Health Corp.	20,868	1,790,266
Enzo Biochem, Inc. (A)	8,757	26,972
Fresenius Medical Care AG & Company KGaA	22,803	1,826,832
Fresenius SE & Company KGaA	44,926	2,442,182
Fulgent Genetics, Inc. (A)(C)	2,106	155,991
Hanger, Inc. (A)	5,718	147,696
Hapvida Participacoes e Investimentos SA (B)	118,600	362,966
HCA Healthcare, Inc.	34,301	7,367,512

84

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
HealthEquity, Inc. (A)	29,768	$2,474,316
Henry Schein, Inc. (A)	18,431	1,401,493
Humana, Inc.	16,671	7,296,897
IHH Healthcare BHD	257,509	332,485
InfuSystem Holdings, Inc. (A)	2,399	44,382
Jinxin Fertility Group, Ltd. (B)	160,000	392,286
Laboratory Corp. of America Holdings (A)	12,627	3,465,859
LHC Group, Inc. (A)	11,290	2,222,437
Magellan Health, Inc. (A)	3,715	349,916
McKesson Corp.	20,570	3,957,462
Medipal Holdings Corp.	21,000	400,186
MEDNAX, Inc. (A)	11,533	368,825
ModivCare, Inc. (A)	1,854	272,964
Molina Healthcare, Inc. (A)	12,193	3,064,832
National HealthCare Corp.	1,936	141,735
National Research Corp.	2,192	104,843
NMC Health PLC (A)	8,800	2,904
Notre Dame Intermedica Participacoes SA	56,100	944,347
Ontrak, Inc. (A)(C)	1,425	43,292
Option Care Health, Inc. (A)	13,306	244,032
Orpea SA	5,437	683,053
Owens & Minor, Inc.	11,062	494,582
Patterson Companies, Inc.	31,286	1,018,046
PetIQ, Inc. (A)	3,367	138,384
Progyny, Inc. (A)	11,871	760,219
Quest Diagnostics, Inc.	17,266	2,273,414
R1 RCM, Inc. (A)	42,629	986,861
RadNet, Inc. (A)	6,785	179,599
Ramsay Health Care, Ltd.	19,484	952,756
Ryman Healthcare, Ltd.	53,904	509,283
Select Medical Holdings Corp.	16,680	668,368
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	94,300	206,140
Sharps Compliance Corp. (A)	2,101	28,616
Sinopharm Group Company, Ltd., H Shares	162,700	542,678
Sonic Healthcare, Ltd.	48,357	1,299,101
Surgery Partners, Inc. (A)	3,990	233,535
Suzuken Company, Ltd.	7,600	239,301
Tenet Healthcare Corp. (A)	38,378	2,567,872
The Ensign Group, Inc.	7,925	659,360
The Joint Corp. (A)	2,084	148,131
The Pennant Group, Inc. (A)	4,037	138,348
Tivity Health, Inc. (A)	6,852	179,522
Triple-S Management Corp. (A)	3,533	89,385
UnitedHealth Group, Inc.	122,298	50,376,992
Universal Health Services, Inc., Class B	10,070	1,607,474
US Physical Therapy, Inc.	1,981	230,509
Viemed Healthcare, Inc. (A)(C)	5,647	44,103
		169,366,523
Health care technology – 0.2%
Alibaba Health Information Technology, Ltd. (A)	477,100	1,182,607
Allscripts Healthcare Solutions, Inc. (A)	24,171	420,334
Cerner Corp.	39,626	3,100,735
Computer Programs & Systems, Inc.	2,107	68,204
Evolent Health, Inc., Class A (A)	11,774	228,769
Health Catalyst, Inc. (A)	5,166	277,363
HealthStream, Inc. (A)	4,186	109,589
Icad, Inc. (A)	3,238	53,265
Inovalon Holdings, Inc., Class A (A)	11,437	358,664
Inspire Medical Systems, Inc. (A)	4,011	779,337
M3, Inc.	50,900	3,419,271
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
NextGen Healthcare, Inc. (A)	8,762	$143,872
Omnicell, Inc. (A)	6,499	903,361
OptimizeRx Corp. (A)	2,499	122,751
Phreesia, Inc. (A)	5,242	259,479
Ping An Healthcare and Technology Company, Ltd. (A)(B)(C)	60,600	695,562
Schrodinger, Inc. (A)	4,650	326,337
Simulations Plus, Inc.	2,305	121,658
Tabula Rasa HealthCare, Inc. (A)	3,393	146,612
Vocera Communications, Inc. (A)	4,987	168,162
		12,885,932
Life sciences tools and services – 1.1%
Agilent Technologies, Inc.	43,762	6,044,845
Bio-Rad Laboratories, Inc., Class A (A)	3,095	1,864,335
Bio-Techne Corp.	8,156	3,375,197
Champions Oncology, Inc. (A)	1,464	13,776
Charles River Laboratories International, Inc. (A)	7,148	2,415,953
ChromaDex Corp. (A)(C)	6,314	52,406
Codexis, Inc. (A)	9,045	185,423
Eurofins Scientific SE	14,292	1,531,189
Fluidigm Corp. (A)(C)	12,544	72,755
Genscript Biotech Corp. (A)	123,400	434,872
Hangzhou Tigermed Consulting Company, Ltd., H Shares (B)	14,700	292,640
Harvard Bioscience, Inc. (A)	7,145	50,015
Illumina, Inc. (A)	20,955	8,500,186
IQVIA Holdings, Inc. (A)	27,473	6,597,916
Lonza Group AG	5,745	3,713,906
Luminex Corp.	6,698	247,089
Medpace Holdings, Inc. (A)	10,018	1,673,607
Mettler-Toledo International, Inc. (A)	3,362	4,373,794
NanoString Technologies, Inc. (A)	6,796	377,110
NeoGenomics, Inc. (A)	16,686	684,627
Pacific Biosciences of California, Inc. (A)	27,961	756,345
PerkinElmer, Inc.	16,095	2,334,902
Personalis, Inc. (A)	4,221	94,930
Pharmaron Beijing Company, Ltd., H Shares (B)	15,200	357,587
PRA Health Sciences, Inc. (A)	13,569	2,319,213
QIAGEN NV (A)	24,554	1,217,423
Quanterix Corp. (A)	3,735	192,315
Repligen Corp. (A)	10,708	1,955,388
Samsung Biologics Company, Ltd. (A)(B)	1,677	1,244,809
Sartorius Stedim Biotech	2,953	1,280,025
Seer, Inc. (A)(C)	2,234	66,082
Syneos Health, Inc. (A)	17,376	1,527,350
Thermo Fisher Scientific, Inc.	56,558	26,553,981
Waters Corp. (A)	8,931	2,878,015
WuXi AppTec Company, Ltd., H Shares (B)	38,846	803,575
Wuxi Biologics Cayman, Inc. (A)(B)	386,100	5,730,180
		91,813,761
Pharmaceuticals – 3.6%
AcelRx Pharmaceuticals, Inc. (A)	17,859	24,824
Aerie Pharmaceuticals, Inc. (A)	5,964	97,154
Amneal Pharmaceuticals, Inc. (A)	16,019	90,668
Amphastar Pharmaceuticals, Inc. (A)	5,808	109,887
ANI Pharmaceuticals, Inc. (A)	1,684	57,845
Antares Pharma, Inc. (A)	26,769	106,273
Arvinas, Inc. (A)	5,574	405,453
Aspen Pharmacare Holdings, Ltd. (A)	38,489	457,924
Astellas Pharma, Inc.	215,000	3,430,539

85

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
AstraZeneca PLC	141,367	$16,112,105
Atea Pharmaceuticals, Inc. (A)	2,234	45,618
Athira Pharma, Inc. (A)	2,118	42,233
Axsome Therapeutics, Inc. (A)	4,312	261,782
Bausch Health Companies, Inc. (A)	33,965	1,092,008
Bayer AG	105,026	6,694,730
BioDelivery Sciences International, Inc. (A)	15,395	54,344
Bristol-Myers Squibb Company	272,058	17,879,652
Canopy Growth Corp. (A)(C)	23,696	616,894
CanSino Biologics, Inc., H Shares (A)(B)(C)	8,600	350,604
Cara Therapeutics, Inc. (A)	6,740	91,597
Cassava Sciences, Inc. (A)(C)	5,003	269,762
Catalent, Inc. (A)	20,670	2,166,836
Celltrion Pharm, Inc. (A)	1,681	207,805
Chiasma, Inc. (A)	9,884	41,809
China Medical System Holdings, Ltd.	160,500	400,636
China Resources Pharmaceutical Group, Ltd. (B)	186,500	132,583
China Traditional Chinese Medicine Holdings Company, Ltd.	336,400	216,251
Chugai Pharmaceutical Company, Ltd.	77,500	2,932,613
Collegium Pharmaceutical, Inc. (A)	5,398	128,958
Corcept Therapeutics, Inc. (A)	15,014	324,302
CorMedix, Inc. (A)	5,142	37,177
CSPC Pharmaceutical Group, Ltd.	1,065,792	1,602,753
Cymabay Therapeutics, Inc. (A)	11,194	47,351
Daiichi Sankyo Company, Ltd.	196,300	4,504,717
Durect Corp. (A)	39,315	64,870
Eisai Company, Ltd.	29,054	1,948,898
Elanco Animal Health, Inc. (A)(D)	6,772	0
Eli Lilly & Company	96,596	19,294,085
Endo International PLC (A)	35,022	205,579
Eton Pharmaceuticals, Inc. (A)(C)	3,599	25,409
Evolus, Inc. (A)	3,219	34,830
Fulcrum Therapeutics, Inc. (A)	3,297	29,442
GlaxoSmithKline PLC	540,164	10,302,988
H Lundbeck A/S	7,445	237,737
Hanmi Pharm Company, Ltd.	687	217,203
Hansoh Pharmaceutical Group Company, Ltd. (A)(B)	140,000	596,825
Harmony Biosciences Holdings, Inc. (A)	1,022	32,663
Harrow Health, Inc. (A)	4,101	37,729
Hikma Pharmaceuticals PLC	18,426	638,239
Hisamitsu Pharmaceutical Company, Inc.	5,900	326,828
Hutchmed China, Ltd., ADR (A)	8,600	255,850
Hypera SA	40,879	283,942
Innoviva, Inc. (A)	10,168	136,760
Intra-Cellular Therapies, Inc. (A)	10,232	403,243
Ipsen SA	4,022	419,839
Jazz Pharmaceuticals PLC (A)	11,841	2,109,237
Johnson & Johnson	319,197	54,024,092
Kala Pharmaceuticals, Inc. (A)(C)	7,035	39,748
Kalbe Farma Tbk PT	2,094,310	211,010
Kyowa Kirin Company, Ltd.	31,128	946,684
Lannett Company, Inc. (A)	5,586	24,020
Luye Pharma Group, Ltd. (B)	3,400	2,303
Marinus Pharmaceuticals, Inc. (A)	4,731	79,575
Merck & Company, Inc.	307,253	23,317,430
Merck KGaA	13,856	2,490,770
Nektar Therapeutics (A)	38,299	692,063
NGM Biopharmaceuticals, Inc. (A)	3,991	60,104
Nippon Shinyaku Company, Ltd.	5,200	374,092
Novartis AG	171,493	15,149,810
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Novo Nordisk A/S, B Shares	186,202	$14,699,886
Ocular Therapeutix, Inc. (A)	11,416	166,217
Omeros Corp. (A)	9,348	141,996
Oneness Biotech Company, Ltd. (A)	21,000	156,166
Ono Pharmaceutical Company, Ltd.	42,600	970,876
Orion OYJ, Class B	11,427	504,521
Otsuka Holdings Company, Ltd.	45,200	1,895,128
Pacira BioSciences, Inc. (A)	6,573	398,784
Paratek Pharmaceuticals, Inc. (A)	7,230	59,431
Perrigo Company PLC	16,162	745,715
Pfizer, Inc.	677,283	26,231,171
Phathom Pharmaceuticals, Inc. (A)	1,961	69,321
Phibro Animal Health Corp., Class A	3,401	95,874
Pliant Therapeutics, Inc. (A)(C)	3,741	112,454
Prestige Consumer Healthcare, Inc. (A)	7,774	387,689
Provention Bio, Inc. (A)	8,730	66,435
Recordati Industria Chimica e Farmaceutica SpA	10,667	594,517
Relmada Therapeutics, Inc. (A)(C)	2,404	83,154
Revance Therapeutics, Inc. (A)	9,802	290,237
Richter Gedeon NYRT	18,991	530,085
Roche Holding AG	54,359	19,028,447
Roche Holding AG, Bearer Shares	2,312	872,591
Sanofi	121,722	13,023,432
Santen Pharmaceutical Company, Ltd.	41,400	551,797
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares (C)	64,500	531,817
Shin Poong Pharmaceutical Company, Ltd.	2,969	174,262
Shionogi & Company, Ltd.	30,663	1,566,766
SIGA Technologies, Inc. (A)	8,722	61,490
Sino Biopharmaceutical, Ltd.	1,221,525	1,353,852
SK Biopharmaceuticals Company, Ltd. (A)	2,801	283,606
SSY Group, Ltd.	185,300	123,408
Sumitomo Dainippon Pharma Company, Ltd.	20,800	399,135
Supernus Pharmaceuticals, Inc. (A)	7,561	225,696
Taisho Pharmaceutical Holdings Company, Ltd.	3,900	222,518
Takeda Pharmaceutical Company, Ltd.	181,628	6,206,478
Tarsus Pharmaceuticals, Inc. (A)	1,020	33,986
Teva Pharmaceutical Industries, Ltd., ADR (A)	89,636	932,214
TherapeuticsMD, Inc. (A)(C)	56,999	68,969
Theravance Biopharma, Inc. (A)	7,507	129,721
Tricida, Inc. (A)	5,408	24,931
UCB SA	14,983	1,406,374
Verrica Pharmaceuticals, Inc. (A)(C)	2,462	27,722
Viatris, Inc.	146,574	2,233,788
Vifor Pharma AG	3,495	509,643
VYNE Therapeutics, Inc. (A)	7,051	27,851
WaVe Life Sciences, Ltd. (A)	5,386	36,840
Xeris Pharmaceuticals, Inc. (A)(C)	9,964	31,088
Yuhan Corp.	5,134	294,142
Zoetis, Inc.	57,699	10,194,259
Zogenix, Inc. (A)	8,834	155,037
		304,981,101
		967,824,651
Industrials – 10.3%
Aerospace and defense – 0.9%
AAR Corp. (A)	5,100	212,925
Aerojet Rocketdyne Holdings, Inc.	11,067	536,196
AeroVironment, Inc. (A)	3,307	362,546
Airbus SE (A)	63,215	8,305,570

86

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Aselsan Elektronik Sanayi Ve Ticaret AS	51,367	$90,270
Astronics Corp. (A)	4,139	70,197
AviChina Industry & Technology Company, Ltd., H Shares	300,300	201,136
Axon Enterprise, Inc. (A)	13,409	1,885,171
BAE Systems PLC	347,671	2,589,423
CAE, Inc. (A)	30,134	933,666
Curtiss-Wright Corp.	8,606	1,078,504
Dassault Aviation SA	271	340,293
Ducommun, Inc. (A)	1,726	92,807
General Dynamics Corp.	17,496	3,322,665
Hexcel Corp. (A)	17,575	1,045,010
Howmet Aerospace, Inc. (A)	29,447	1,044,780
Huntington Ingalls Industries, Inc.	3,038	656,846
Kaman Corp.	4,265	229,542
Korea Aerospace Industries, Ltd.	7,591	230,175
Kratos Defense & Security Solutions, Inc. (A)	18,574	464,536
L3Harris Technologies, Inc.	15,511	3,382,329
Lockheed Martin Corp.	18,599	7,108,538
Maxar Technologies, Inc.	10,904	339,114
Mercury Systems, Inc. (A)	11,802	772,441
Moog, Inc., Class A	4,409	397,692
MTU Aero Engines AG	5,715	1,484,645
National Presto Industries, Inc.	787	79,818
Northrop Grumman Corp.	11,699	4,280,313
PAE, Inc. (A)	9,479	76,969
Park Aerospace Corp.	3,617	55,774
Parsons Corp. (A)	3,512	139,110
Raytheon Technologies Corp.	114,654	10,170,956
Rolls-Royce Holdings PLC (A)	901,527	1,366,033
Safran SA	34,506	5,217,644
Singapore Technologies Engineering, Ltd.	150,900	443,401
Teledyne Technologies, Inc. (A)	3,503	1,469,403
Textron, Inc.	17,123	1,172,412
Thales SA	11,440	1,173,012
The Boeing Company (A)	41,397	10,225,887
TransDigm Group, Inc. (A)	4,127	2,677,763
Triumph Group, Inc. (A)	8,194	157,489
Vectrus, Inc. (A)	1,844	94,081
		75,977,082
Air freight and logistics – 0.7%
Air Transport Services Group, Inc. (A)	9,149	227,261
Atlas Air Worldwide Holdings, Inc. (A)	3,948	295,824
CH Robinson Worldwide, Inc.	17,373	1,685,528
Deutsche Post AG	106,016	7,201,256
DSV Panalpina A/S	22,413	5,464,052
Echo Global Logistics, Inc. (A)	4,167	142,345
Expeditors International of Washington, Inc.	21,989	2,763,797
FedEx Corp.	31,660	9,966,885
Forward Air Corp.	4,223	409,166
Hub Group, Inc., Class A (A)	5,091	355,403
Hyundai Glovis Company, Ltd.	1,945	333,271
Radiant Logistics, Inc. (A)	7,189	55,283
SG Holdings Company, Ltd.	37,000	820,180
United Parcel Service, Inc., Class B	93,411	20,046,001
XPO Logistics, Inc. (A)	21,486	3,156,938
Yamato Holdings Company, Ltd.	33,800	923,503
ZTO Express Cayman, Inc., ADR	48,300	1,549,947
		55,396,640
Airlines – 0.2%
Air Canada (A)	17,926	403,318
Air China, Ltd., H Shares (A)	212,966	177,364
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
Alaska Air Group, Inc. (A)	16,128	$1,116,058
Allegiant Travel Company (A)	1,969	436,055
American Airlines Group, Inc. (A)(C)	83,048	2,013,084
ANA Holdings, Inc. (A)	17,700	426,578
China Southern Airlines Company, Ltd., H Shares (A)(C)	206,900	147,155
Delta Air Lines, Inc. (A)	82,848	3,950,193
Deutsche Lufthansa AG (A)(C)	31,134	405,285
Hawaiian Holdings, Inc. (A)	7,478	192,932
Japan Airlines Company, Ltd. (A)	16,300	370,096
JetBlue Airways Corp. (A)	66,437	1,335,384
Korean Air Lines Company, Ltd. (A)	16,040	456,562
Mesa Air Group, Inc. (A)	5,376	52,255
Qantas Airways, Ltd. (A)	99,297	368,981
Singapore Airlines, Ltd. (A)	129,040	483,807
SkyWest, Inc. (A)	7,546	369,980
Southwest Airlines Company (A)	76,685	4,713,060
Spirit Airlines, Inc. (A)	15,024	536,507
Turk Hava Yollari AO (A)	38,313	57,967
United Airlines Holdings, Inc. (A)	41,347	2,412,597
		20,425,218
Building products – 0.8%
A.O. Smith Corp.	18,343	1,303,637
AAON, Inc.	6,306	417,773
Advanced Drainage Systems, Inc.	8,603	975,752
AGC, Inc.	22,384	978,563
Allegion PLC	12,289	1,726,359
American Woodmark Corp. (A)	2,573	223,645
Apogee Enterprises, Inc.	4,007	152,306
Assa Abloy AB, B Shares	104,130	3,205,761
Builders FirstSource, Inc. (A)	74,646	3,324,733
Caesarstone, Ltd.	3,805	62,783
Carrier Global Corp.	110,674	5,083,257
China Lesso Group Holdings, Ltd.	128,000	324,332
Cie de Saint-Gobain	54,728	3,673,717
Cornerstone Building Brands, Inc. (A)	6,847	116,125
CSW Industrials, Inc.	2,018	245,833
Daikin Industries, Ltd.	28,700	5,739,331
Fortune Brands Home & Security, Inc.	18,781	1,937,448
Geberit AG	2,824	2,049,922
Gibraltar Industries, Inc. (A)	4,969	394,787
Griffon Corp.	7,039	185,055
Insteel Industries, Inc.	2,941	102,817
JELD-WEN Holding, Inc. (A)	11,920	333,879
Johnson Controls International PLC	97,555	6,491,310
Kingspan Group PLC	16,826	1,599,319
Lennox International, Inc.	7,219	2,526,145
Lixil Corp.	30,700	832,472
Masco Corp.	34,827	2,100,416
Masonite International Corp. (A)	3,732	446,161
Nibe Industrier AB, B Shares	130,204	1,370,412
Owens Corning	22,058	2,352,486
PGT Innovations, Inc. (A)	8,634	208,597
Quanex Building Products Corp.	5,193	138,290
Resideo Technologies, Inc. (A)	22,035	658,847
Rockwool International A/S, B Shares	873	433,536
Simpson Manufacturing Company, Inc.	15,755	1,769,602
TOTO, Ltd.	16,300	896,684
Trane Technologies PLC	32,293	6,019,415
Trex Company, Inc. (A)	24,344	2,371,349
UFP Industries, Inc.	9,135	726,415
Xinyi Glass Holdings, Ltd.	194,000	758,738
		64,258,009
Commercial services and supplies – 0.5%
ABM Industries, Inc.	10,285	513,119

87

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
ACCO Brands Corp.	14,668	$133,625
A-Living Smart City Services Company, Ltd. (B)	54,750	266,373
Brady Corp., Class A	7,231	413,830
Brambles, Ltd.	157,309	1,317,153
BrightView Holdings, Inc. (A)	6,454	111,977
Casella Waste Systems, Inc., Class A (A)	7,392	498,443
CECO Environmental Corp. (A)	5,852	44,651
China Everbright Environment Group, Ltd.	439,500	262,115
Cimpress PLC (A)	2,746	272,705
Cintas Corp.	9,573	3,384,438
Clean Harbors, Inc. (A)	10,598	986,674
Copart, Inc. (A)	22,564	2,910,982
CoreCivic, Inc. (A)	19,081	149,404
Country Garden Services Holdings Company, Ltd.	173,400	1,759,523
Covanta Holding Corp.	18,066	267,557
Dai Nippon Printing Company, Ltd.	28,100	609,206
Deluxe Corp.	6,450	293,862
Ennis, Inc.	4,151	87,005
Ever Sunshine Lifestyle Services Group, Ltd. (C)	78,000	215,913
GFL Environmental, Inc.	19,771	644,658
Greentown Service Group Company, Ltd.	171,000	264,355
Harsco Corp. (A)	12,098	271,237
Healthcare Services Group, Inc.	27,271	817,857
Heritage-Crystal Clean, Inc. (A)	2,657	81,836
Herman Miller, Inc.	21,327	1,019,431
HNI Corp.	6,452	294,340
IAA, Inc. (A)	28,286	1,611,453
Interface, Inc.	9,199	150,312
KAR Auction Services, Inc. (A)	47,318	848,885
Kimball International, Inc., Class B	6,253	83,290
Knoll, Inc.	7,815	203,190
Matthews International Corp., Class A	4,795	187,341
Montrose Environmental Group, Inc. (A)	3,362	168,571
MSA Safety, Inc.	7,642	1,284,315
Pitney Bowes, Inc.	26,885	225,296
Rentokil Initial PLC	198,360	1,330,605
Republic Services, Inc.	22,837	2,493,344
Ritchie Bros Auctioneers, Inc.	11,716	699,827
Rollins, Inc.	24,028	819,115
S-1 Corp.	1,621	117,741
Secom Company, Ltd.	24,194	1,912,316
Securitas AB, B Shares	32,719	535,700
Sohgo Security Services Company, Ltd.	8,000	374,051
SP Plus Corp. (A)	3,720	121,607
Steelcase, Inc., Class A	13,320	192,740
Stericycle, Inc. (A)	19,259	1,512,987
Team, Inc. (A)	4,928	41,888
Tetra Tech, Inc.	19,629	2,345,077
The Brink's Company	17,970	1,355,118
Toppan Printing Company, Ltd.	30,400	530,906
UniFirst Corp.	2,310	512,081
US Ecology, Inc. (A)	4,966	196,803
Viad Corp. (A)	3,247	143,323
Vidler Water Resouces, Inc. (A)	3,699	38,840
VSE Corp.	1,522	72,402
Waste Management, Inc.	42,240	5,942,323
		43,943,716
Construction and engineering – 0.4%
ACS Actividades de Construccion y Servicios SA	26,038	802,576
AECOM (A)	31,053	2,018,756
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Ameresco, Inc., Class A (A)	3,764	$202,353
API Group Corp. (A)(B)	21,489	454,492
Arcosa, Inc.	7,413	470,726
Argan, Inc.	2,333	114,550
Bouygues SA	24,408	992,566
China Communications Services Corp., Ltd., H Shares	291,200	122,320
China Conch Venture Holdings, Ltd.	191,400	881,330
China Railway Group, Ltd., H Shares	450,200	237,651
China State Construction International Holdings, Ltd.	243,900	172,178
CIMIC Group, Ltd. (A)	10,021	164,758
Comfort Systems USA, Inc.	5,468	453,297
Concrete Pumping Holdings, Inc. (A)	5,135	41,183
Construction Partners, Inc., Class A (A)	4,458	143,592
DL E&C Company, Ltd. (A)	169	20,313
Dycom Industries, Inc. (A)	11,141	834,684
Eiffage SA	8,924	984,674
EMCOR Group, Inc.	19,814	2,498,744
Ferrovial SA	53,035	1,549,395
Fluor Corp. (A)	48,102	889,887
Gamuda BHD (A)	208,900	164,630
Granite Construction, Inc.	7,126	287,605
Great Lakes Dredge & Dock Corp. (A)	9,896	144,581
GS Engineering & Construction Corp.	6,399	254,493
HC2 Holdings, Inc. (A)	7,792	31,168
Hebei Construction Group Corp., Ltd., H Shares	1,700	614
HOCHTIEF AG	2,509	211,597
Hyundai Engineering & Construction Company, Ltd.	8,309	417,423
IES Holdings, Inc. (A)	1,290	68,447
Kajima Corp.	52,400	726,963
MasTec, Inc. (A)	20,501	2,384,881
Matrix Service Company (A)	4,773	52,026
MYR Group, Inc. (A)	2,481	215,946
Northwest Pipe Company (A)	1,671	52,904
NV5 Global, Inc. (A)	1,699	155,170
Obayashi Corp.	76,300	648,485
Primoris Services Corp.	7,313	232,480
Quanta Services, Inc.	40,691	3,879,887
Samsung Engineering Company, Ltd. (A)	16,748	289,861
Shimizu Corp.	64,100	522,391
Skanska AB, B Shares	35,557	1,004,666
Sterling Construction Company, Inc. (A)	4,386	98,685
Taisei Corp.	22,100	780,600
Tutor Perini Corp. (A)	6,309	97,663
Valmont Industries, Inc.	4,460	1,106,080
Vinci SA	55,951	6,360,107
WillScot Mobile Mini Holdings Corp. (A)	26,567	770,443
WSP Global, Inc.	12,176	1,381,032
		36,390,853
Electrical equipment – 0.9%
ABB, Ltd.	142,290	4,849,094
Acuity Brands, Inc.	7,574	1,406,871
Allied Motion Technologies, Inc.	1,836	64,994
American Superconductor Corp. (A)	4,403	65,913
AMETEK, Inc.	25,039	3,382,769
Atkore, Inc. (A)	7,162	552,906
AZZ, Inc.	3,868	206,899
Ballard Power Systems, Inc. (A)(C)	24,063	416,902
Bloom Energy Corp., Class A (A)	13,658	330,114
Doosan Heavy Industries & Construction Company, Ltd. (A)	19,877	318,101

88

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Eaton Corp. PLC	43,233	$6,279,593
Emerson Electric Company	65,162	6,235,352
Encore Wire Corp.	3,117	256,217
EnerSys	15,482	1,459,024
FuelCell Energy, Inc. (A)	48,474	476,015
Fuji Electric Company, Ltd.	14,800	694,702
Generac Holdings, Inc. (A)	6,827	2,244,171
Hubbell, Inc.	11,415	2,176,156
Legrand SA	28,590	2,998,987
LSI Industries, Inc.	4,659	43,329
Mitsubishi Electric Corp.	210,918	3,288,298
Nidec Corp.	51,600	5,916,856
nVent Electric PLC	35,356	1,150,484
Orion Energy Systems, Inc. (A)	4,270	27,371
Plug Power, Inc. (A)	63,295	1,943,157
Powell Industries, Inc.	1,617	55,560
Preformed Line Products Company	545	40,559
Prysmian SpA	25,026	864,017
Regal Beloit Corp.	8,539	1,214,502
Rockwell Automation, Inc.	12,614	3,326,564
Schneider Electric SE	57,859	9,208,818
Schneider Electric SE (Euronext London Exchange)	1,474	234,817
Siemens Energy AG (A)	42,696	1,359,310
Siemens Gamesa Renewable Energy SA	26,028	860,269
Sunrun, Inc. (A)	58,023	2,594,789
Thermon Group Holdings, Inc. (A)	5,416	94,401
TPI Composites, Inc. (A)	4,724	228,169
Vestas Wind Systems A/S	106,550	4,165,329
Vicor Corp. (A)	2,936	264,475
WEG SA	181,396	1,197,310
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (C)	90,400	151,061
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	64,700	311,856
		72,956,081
Industrial conglomerates – 1.1%
3M Company	71,160	14,448,326
Aboitiz Equity Ventures, Inc.	182,860	152,865
Ayala Corp.	27,155	442,354
Carlisle Companies, Inc.	11,203	2,154,561
CITIC, Ltd.	700,333	823,301
CJ Corp.	1,675	164,357
CK Hutchison Holdings, Ltd.	289,472	2,307,781
DCC PLC	10,637	903,214
Far Eastern New Century Corp.	306,133	344,562
Fosun International, Ltd.	299,500	483,391
General Electric Company	1,077,409	15,148,371
Grupo Carso SAB de CV, Series A1 (A)	42,900	129,014
GT Capital Holdings, Inc.	9,158	112,986
HAP Seng Consolidated BHD	72,700	145,886
Hitachi, Ltd.	112,000	5,901,184
Honeywell International, Inc.	85,463	19,734,261
Investment AB Latour, B Shares	15,321	518,519
Jardine Matheson Holdings, Ltd.	23,232	1,505,732
JG Summit Holdings, Inc.	285,845	347,932
Keihan Holdings Company, Ltd.	10,800	346,459
Keppel Corp., Ltd.	143,231	579,926
KOC Holding AS	58,923	127,617
LG Corp.	8,951	858,354
Lotte Corp.	2,666	91,762
LX Holdings Corp. (A)	4,341	47,680
Melrose Industries PLC	520,303	1,271,707
Raven Industries, Inc.	5,456	240,773
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
Roper Technologies, Inc.	12,895	$5,802,879
Samsung C&T Corp.	8,583	1,060,885
Siemens AG	81,880	13,439,585
Sime Darby BHD	329,500	181,564
SK Holdings Company, Ltd.	3,581	850,795
SM Investments Corp.	23,205	475,864
Smiths Group PLC	42,905	940,944
The Bidvest Group, Ltd.	28,379	400,461
Toshiba Corp.	44,600	1,879,097
Turkiye Sise ve Cam Fabrikalari AS	107,987	99,935
		94,464,884
Machinery – 2.2%
AGCO Corp.	12,967	1,794,244
Airtac International Group	13,000	470,640
Alamo Group, Inc.	1,511	232,966
Albany International Corp., Class A	4,672	417,443
Alfa Laval AB	32,947	1,228,680
Alstom SA	28,389	1,601,951
Altra Industrial Motion Corp.	9,930	652,302
Amada Company, Ltd.	37,400	404,020
Astec Industries, Inc.	3,455	236,771
Atlas Copco AB, A Shares	69,926	4,281,451
Atlas Copco AB, B Shares	40,585	2,115,247
Barnes Group, Inc.	7,255	387,562
Blue Bird Corp. (A)	2,493	65,217
Caterpillar, Inc.	65,707	15,840,644
Chart Industries, Inc. (A)	5,519	805,443
CIRCOR International, Inc. (A)	3,218	121,093
CNH Industrial NV	107,036	1,840,328
Colfax Corp. (A)	21,183	936,289
Columbus McKinnon Corp.	3,604	182,723
Crane Company	10,394	992,523
Cummins, Inc.	17,834	4,588,332
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	3,974	120,119
Daifuku Company, Ltd.	11,700	1,007,916
Deere & Company	37,768	13,638,025
Donaldson Company, Inc.	26,514	1,632,997
Doosan Bobcat, Inc. (A)	5,264	238,611
Douglas Dynamics, Inc.	3,566	156,369
Dover Corp.	17,309	2,605,005
Energy Recovery, Inc. (A)	6,252	118,851
Enerpac Tool Group Corp.	9,142	250,491
EnPro Industries, Inc.	3,138	288,665
Epiroc AB, A Redemption Shares (A)	69,020	24,893
Epiroc AB, A Shares	69,020	1,574,397
Epiroc AB, B Redemption Shares (A)	40,469	14,571
Epiroc AB, B Shares	40,469	821,075
ESCO Technologies, Inc.	3,889	368,055
Evoqua Water Technologies Corp. (A)	17,764	552,816
FANUC Corp.	22,200	5,322,235
Federal Signal Corp.	9,165	389,329
Flowserve Corp.	27,387	1,160,935
Fortive Corp.	40,736	2,954,175
Franklin Electric Company, Inc.	6,980	585,552
GEA Group AG	16,281	708,375
Gencor Industries, Inc. (A)	2,288	28,737
Graco, Inc.	35,479	2,686,470
Graham Corp.	2,068	30,379
Haitian International Holdings, Ltd.	75,200	272,065
Harmonic Drive Systems, Inc.	5,000	273,627
Helios Technologies, Inc.	4,772	339,051
Hillenbrand, Inc.	11,242	512,635
Hino Motors, Ltd.	33,500	319,537

89

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Hitachi Construction Machinery Company, Ltd.	12,500	$423,012
Hiwin Technologies Corp.	28,044	371,384
Hoshizaki Corp.	5,900	534,010
Hurco Companies, Inc.	1,315	45,223
Hydrofarm Holdings Group, Inc. (A)	1,472	91,691
Hyster-Yale Materials Handling, Inc.	1,557	117,694
Hyundai Heavy Industries Holdings Company, Ltd.	4,810	300,350
IDEX Corp.	9,144	2,036,003
Illinois Tool Works, Inc.	34,723	8,047,402
Ingersoll Rand, Inc. (A)	44,909	2,229,283
ITT, Inc.	18,184	1,707,478
John Bean Technologies Corp.	4,804	691,920
Kadant, Inc.	1,709	287,146
Kennametal, Inc.	30,336	1,137,903
KION Group AG	7,717	820,436
Knorr-Bremse AG	7,622	947,500
Komatsu, Ltd.	101,400	3,056,744
Kone OYJ, B Shares	37,017	3,011,566
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	3,985	510,872
Kubota Corp.	118,800	2,732,844
Kurita Water Industries, Ltd.	11,389	539,733
LB Foster Company, Class A (A)	2,279	40,999
Lincoln Electric Holdings, Inc.	12,542	1,612,650
Lindsay Corp.	1,635	269,170
Luxfer Holdings PLC	4,443	101,567
Lydall, Inc. (A)	2,799	101,828
Makita Corp.	25,900	1,234,735
Meritor, Inc. (A)	10,723	278,798
Miller Industries, Inc.	1,842	77,088
MINEBEA MITSUMI, Inc.	42,000	1,147,141
MISUMI Group, Inc.	32,600	1,053,416
Mitsubishi Heavy Industries, Ltd.	37,040	1,140,641
Miura Company, Ltd.	10,000	456,929
Mueller Industries, Inc.	8,452	392,426
Mueller Water Products, Inc., Class A	24,210	350,319
Nabtesco Corp.	13,200	613,360
Navistar International Corp. (A)	7,640	337,917
NGK Insulators, Ltd.	30,000	531,374
NN, Inc. (A)	7,359	55,266
Nordson Corp.	11,361	2,518,620
NSK, Ltd.	41,600	401,808
Omega Flex, Inc.	433	63,673
Oshkosh Corp.	14,376	1,889,581
Otis Worldwide Corp.	49,121	3,847,648
PACCAR, Inc.	41,805	3,827,666
Parker-Hannifin Corp.	15,554	4,792,965
Park-Ohio Holdings Corp.	1,524	56,220
Pentair PLC	20,011	1,380,159
Proto Labs, Inc. (A)	4,139	369,985
Rational AG	537	488,214
RBC Bearings, Inc. (A)	3,774	738,911
REV Group, Inc. (A)	4,516	84,540
Rexnord Corp.	18,407	919,798
Samsung Heavy Industries Company, Ltd. (A)	48,252	254,209
Sandvik AB	117,784	3,131,010
Schindler Holding AG	1,248	362,603
Schindler Holding AG, Participation Certificates	3,323	988,625
Sinotruk Hong Kong, Ltd.	81,600	195,695
SKF AB, B Shares	39,905	1,079,191
SMC Corp.	6,596	3,968,493
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Snap-on, Inc.	6,531	$1,662,923
Spirax-Sarco Engineering PLC	7,860	1,412,805
SPX Corp. (A)	6,583	412,293
SPX FLOW, Inc.	6,495	445,752
Standex International Corp.	1,871	186,426
Stanley Black & Decker, Inc.	19,387	4,203,102
Techtronic Industries Company, Ltd.	147,000	2,767,148
Tennant Company	2,792	231,010
Terex Corp.	24,834	1,300,557
The ExOne Company (A)(C)	2,163	46,115
The Gorman-Rupp Company	2,805	100,924
The Greenbrier Companies, Inc.	4,927	218,808
The Manitowoc Company, Inc. (A)	5,247	135,478
The Middleby Corp. (A)	11,696	1,921,419
The Shyft Group, Inc.	5,262	205,113
The Timken Company	14,325	1,267,046
The Toro Company	22,624	2,513,300
THK Company, Ltd.	13,800	455,081
TriMas Corp. (A)	6,273	203,371
Trinity Industries, Inc.	17,263	479,566
Volvo AB, B Shares	149,196	3,932,077
Wabash National Corp.	8,130	129,674
Wabtec Corp.	21,396	1,770,733
Wartsila OYJ ABP	48,998	661,286
Watts Water Technologies, Inc., Class A	4,168	566,431
Weichai Power Company, Ltd., H Shares	227,980	528,371
Welbilt, Inc. (A)	20,017	494,620
Woodward, Inc.	12,326	1,567,621
Xylem, Inc.	21,732	2,566,984
Yaskawa Electric Corp.	27,700	1,312,388
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	157,400	195,697
		182,881,378
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A	320	843,498
A.P. Moller - Maersk A/S, Series B	690	1,903,087
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	305,800	638,819
Costamare, Inc.	7,842	84,145
Eagle Bulk Shipping, Inc. (A)(C)	1,012	47,898
Evergreen Marine Corp. Taiwan, Ltd. (A)	255,748	887,519
Genco Shipping & Trading, Ltd.	2,775	43,845
Kirby Corp. (A)	12,631	825,183
Kuehne + Nagel International AG	4,103	1,385,186
Matson, Inc.	6,569	424,686
MISC BHD	161,000	268,170
Nippon Yusen KK	17,800	725,195
Pan Ocean Company, Ltd.	28,717	177,848
		8,255,079
Professional services – 0.8%
51job, Inc., ADR (A)	3,200	229,376
Acacia Research Corp. (A)	7,093	37,948
Adecco Group AG	11,880	822,223
ASGN, Inc. (A)	18,906	1,949,020
Barrett Business Services, Inc.	1,248	92,939
BGSF, Inc.	1,920	22,790
Bureau Veritas SA (A)	31,380	962,187
CACI International, Inc., Class A (A)	5,304	1,352,308
CBIZ, Inc. (A)	7,655	254,223
CoreLogic, Inc.	15,378	1,222,551
CRA International, Inc.	1,148	93,975
Equifax, Inc.	13,215	3,106,054
Experian PLC	98,544	3,775,606
Exponent, Inc.	7,839	715,152
Forrester Research, Inc. (A)	1,865	80,027

90

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Franklin Covey Company (A)	2,277	$70,587
FTI Consulting, Inc. (A)	7,198	990,085
GP Strategies Corp. (A)	2,215	39,183
Heidrick & Struggles International, Inc.	2,857	122,965
Huron Consulting Group, Inc. (A)	3,500	191,485
ICF International, Inc.	2,798	245,944
IHS Markit, Ltd.	40,449	4,259,684
Insperity, Inc.	12,969	1,195,612
Intertek Group PLC	17,257	1,326,578
Jacobs Engineering Group, Inc.	14,114	2,005,317
KBR, Inc.	51,384	2,093,384
Kelly Services, Inc., Class A (A)	5,255	134,896
Kforce, Inc.	2,949	184,932
Korn Ferry	8,221	537,736
Leidos Holdings, Inc.	14,472	1,486,998
ManpowerGroup, Inc.	11,561	1,398,765
ManTech International Corp., Class A	4,174	363,180
Mistras Group, Inc. (A)	3,167	32,968
Nielsen Holdings PLC	38,821	1,056,319
Nihon M&A Center, Inc.	35,000	851,569
Persol Holdings Company, Ltd.	20,700	401,888
Randstad NV	12,472	971,219
Recruit Holdings Company, Ltd.	156,500	8,021,567
RELX PLC	207,613	5,407,705
Resources Connection, Inc.	5,359	78,134
Robert Half International, Inc.	12,275	1,089,897
Science Applications International Corp.	12,240	1,099,886
SGS SA	455	1,421,533
Teleperformance	6,296	2,412,283
Thomson Reuters Corp.	18,982	1,859,153
TriNet Group, Inc. (A)	6,299	474,567
TrueBlue, Inc. (A)	5,311	144,087
Upwork, Inc. (A)	14,207	668,723
Verisk Analytics, Inc.	17,663	3,052,696
Willdan Group, Inc. (A)	1,637	59,521
Wolters Kluwer NV	27,772	2,667,138
		63,134,563
Road and rail – 1.0%
ArcBest Corp.	3,847	299,450
Aurizon Holdings, Ltd.	200,250	563,887
Avis Budget Group, Inc. (A)	18,925	1,661,994
BTS Group Holdings PCL, NVDR (C)	743,200	213,980
Canadian National Railway Company	74,923	8,434,691
Canadian Pacific Railway, Ltd.	71,130	5,776,129
Central Japan Railway Company	16,588	2,481,156
CJ Logistics Corp. (A)	922	140,543
Covenant Logistics Group, Inc. (A)	1,897	42,701
CSX Corp.	98,993	9,911,179
Daseke, Inc. (A)	6,742	48,812
East Japan Railway Company	34,700	2,454,439
Hankyu Hanshin Holdings, Inc.	26,100	818,279
Heartland Express, Inc.	7,932	143,966
JB Hunt Transport Services, Inc.	10,842	1,859,837
Kansas City Southern	11,794	3,510,838
Keikyu Corp.	24,700	323,497
Keio Corp.	11,820	750,552
Keisei Electric Railway Company, Ltd.	14,935	475,731
Kintetsu Group Holdings Company, Ltd. (A)	19,500	690,711
Knight-Swift Transportation Holdings, Inc.	25,769	1,229,954
Kyushu Railway Company	16,800	386,081
Landstar System, Inc.	8,070	1,375,935
Localiza Rent a Car SA	65,145	774,235
Marten Transport, Ltd.	9,579	163,418
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
MTR Corp., Ltd.	163,368	$925,428
Nagoya Railroad Company, Ltd. (A)	20,900	407,586
Nippon Express Company, Ltd.	8,280	669,478
Norfolk Southern Corp.	32,705	9,186,835
Odakyu Electric Railway Company, Ltd.	33,600	883,248
Old Dominion Freight Line, Inc.	12,449	3,304,587
Rumo SA (A)	137,900	552,478
Ryder System, Inc.	11,289	923,327
Saia, Inc. (A)	4,011	923,172
Seibu Holdings, Inc. (A)	23,700	272,446
Tobu Railway Company, Ltd.	21,300	546,464
Tokyu Corp.	57,293	768,542
U.S. Xpress Enterprises, Inc., Class A (A)	3,937	44,252
Union Pacific Corp.	86,961	19,542,746
Universal Logistics Holdings, Inc.	1,192	29,800
Werner Enterprises, Inc.	21,295	1,021,947
West Japan Railway Company	18,600	1,062,548
		85,596,879
Trading companies and distributors – 0.6%
Alta Equipment Group, Inc. (A)	2,569	37,662
Applied Industrial Technologies, Inc.	5,932	581,099
Ashtead Group PLC	48,669	3,550,287
Beacon Roofing Supply, Inc. (A)	8,366	473,850
BOC Aviation, Ltd. (B)	25,100	226,282
Boise Cascade Company	5,996	395,676
Brenntag SE	16,491	1,548,732
Bunzl PLC	36,258	1,174,397
CAI International, Inc.	2,583	110,862
DXP Enterprises, Inc. (A)	2,794	86,307
Fastenal Company	55,099	2,922,451
Ferguson PLC	24,287	3,298,419
GATX Corp.	12,660	1,249,036
GMS, Inc. (A)	6,357	291,087
H&E Equipment Services, Inc.	4,903	183,372
Herc Holdings, Inc. (A)	3,723	428,219
ITOCHU Corp.	155,537	4,690,383
Lawson Products, Inc. (A)	769	46,525
Marubeni Corp.	190,000	1,696,499
McGrath RentCorp	3,662	313,943
Mitsubishi Corp.	154,200	4,216,201
Mitsui & Company, Ltd.	188,500	4,169,330
MonotaRO Company, Ltd.	28,800	670,982
MRC Global, Inc. (A)	12,688	136,269
MSC Industrial Direct Company, Inc., Class A	9,821	927,102
NOW, Inc. (A)	17,413	182,314
Rush Enterprises, Inc., Class A	6,004	286,991
Rush Enterprises, Inc., Class B	1,301	56,411
SiteOne Landscape Supply, Inc. (A)	6,727	1,157,313
Sumitomo Corp.	136,755	1,932,780
Systemax, Inc.	1,683	57,761
Textainer Group Holdings, Ltd. (A)	7,532	253,828
Titan Machinery, Inc. (A)	3,030	92,960
Toromont Industries, Ltd.	9,008	818,441
Toyota Tsusho Corp.	24,793	1,130,495
Transcat, Inc. (A)	1,115	58,917
Triton International, Ltd.	9,239	501,216
United Rentals, Inc. (A)	6,926	2,313,007
Univar Solutions, Inc. (A)	35,610	964,675
Veritiv Corp. (A)	2,204	135,370
W.W. Grainger, Inc.	4,221	1,950,777
Watsco, Inc.	6,910	2,013,574
WESCO International, Inc. (A)	7,496	798,849
		48,130,651

91

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation infrastructure – 0.1%
Aena SME SA (A)(B)	7,403	$1,289,343
Aeroports de Paris (A)	3,071	417,271
Airports of Thailand PCL, NVDR	413,800	823,711
Atlantia SpA (A)	51,381	979,574
Auckland International Airport, Ltd. (A)	168,914	891,947
Bangkok Expressway & Metro PCL, NVDR (C)	723,900	186,337
Beijing Capital International Airport Company, Ltd., H Shares	222,211	150,628
CCR SA	127,215	338,316
China Merchants Port Holdings Company, Ltd.	174,031	287,464
COSCO SHIPPING Ports, Ltd.	219,108	178,158
Getlink SE	46,580	734,614
Grupo Aeroportuario del Pacifico SAB de CV, B Shares (A)	35,400	373,053
Grupo Aeroportuario del Sureste SAB de CV, B Shares	19,400	343,060
International Container Terminal Services, Inc.	95,860	293,243
Japan Airport Terminal Company, Ltd. (A)	6,700	305,681
Jiangsu Expressway Company, Ltd., H Shares	148,055	178,086
Malaysia Airports Holdings BHD (A)	124,422	165,531
Promotora y Operadora de Infraestructura SAB de CV	21,460	171,773
Shenzhen International Holdings, Ltd.	127,500	194,277
Sydney Airport (A)	141,212	644,726
Taiwan High Speed Rail Corp.	191,632	199,586
Transurban Group	290,639	3,117,930
Westports Holdings BHD	94,500	98,256
Zhejiang Expressway Company, Ltd., H Shares	174,982	154,630
		12,517,195
		864,328,228
Information technology – 18.8%
Communications equipment – 0.6%
Accton Technology Corp.	53,000	560,496
ADTRAN, Inc.	7,357	145,742
Applied Optoelectronics, Inc. (A)	3,810	31,356
Arista Networks, Inc. (A)	6,752	2,291,494
BYD Electronic International Company, Ltd. (C)	80,300	511,037
CalAmp Corp. (A)	5,812	80,612
Calix, Inc. (A)	8,017	355,233
Cambium Networks Corp. (A)	1,295	74,734
Casa Systems, Inc. (A)	5,342	46,369
Ciena Corp. (A)	32,618	1,724,514
Cisco Systems, Inc.	518,692	27,438,807
Clearfield, Inc. (A)	1,891	71,518
Comtech Telecommunications Corp.	4,060	102,677
Digi International, Inc. (A)	4,717	89,434
DZS, Inc. (A)	2,687	44,470
Extreme Networks, Inc. (A)	18,738	214,363
F5 Networks, Inc. (A)	7,574	1,404,447
Genasys, Inc. (A)	6,299	34,330
Harmonic, Inc. (A)	14,878	103,700
Infinera Corp. (A)	25,422	244,051
Inseego Corp. (A)(C)	11,289	97,085
Juniper Networks, Inc.	40,321	1,061,652
KMW Company, Ltd. (A)	2,626	118,757
KVH Industries, Inc. (A)	3,193	45,628
Lumentum Holdings, Inc. (A)	15,914	1,294,922
Motorola Solutions, Inc.	20,767	4,263,673
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
NETGEAR, Inc. (A)	4,579	$178,032
NetScout Systems, Inc. (A)	26,440	777,336
Nokia OYJ (A)	619,205	3,231,019
Plantronics, Inc. (A)	5,358	175,742
Resonant, Inc. (A)	9,645	31,443
Ribbon Communications, Inc. (A)	11,015	81,952
Telefonaktiebolaget LM Ericsson, B Shares	303,642	4,072,619
ViaSat, Inc. (A)	13,681	727,556
Viavi Solutions, Inc. (A)	34,965	612,936
ZTE Corp., H Shares	90,315	244,070
		52,583,806
Electronic equipment, instruments and components – 1.2%
908 Devices, Inc. (A)(C)	1,280	53,926
AAC Technologies Holdings, Inc.	85,100	515,211
Akoustis Technologies, Inc. (A)(C)	6,292	60,277
Amphenol Corp., Class A	73,612	4,951,143
Arlo Technologies, Inc. (A)	12,722	85,365
Arrow Electronics, Inc. (A)	15,683	1,887,135
AU Optronics Corp.	920,851	774,005
Avnet, Inc.	20,908	921,206
Azbil Corp.	14,200	573,395
Badger Meter, Inc.	4,452	425,478
Bel Fuse, Inc., Class B	1,899	31,296
Belden, Inc.	16,209	820,175
Benchmark Electronics, Inc.	5,552	171,834
CDW Corp.	17,322	2,865,405
Cognex Corp.	37,005	2,937,827
Coherent, Inc. (A)	5,140	1,349,815
Corning, Inc.	94,403	4,118,803
CTS Corp.	4,926	188,420
Daktronics, Inc. (A)	7,070	47,793
Delta Electronics Thailand PCL	30,200	531,203
Delta Electronics Thailand PCL, NVDR	400	7,036
Delta Electronics, Inc.	205,898	2,160,354
ePlus, Inc. (A)	2,091	197,746
Fabrinet (A)	5,623	504,327
FARO Technologies, Inc. (A)	2,727	206,298
Foxconn Technology Company, Ltd.	98,180	228,084
Halma PLC	40,553	1,496,866
Hamamatsu Photonics KK	16,100	984,400
Hexagon AB, B Shares	205,037	2,934,514
Hirose Electric Company, Ltd.	3,730	533,492
Hon Hai Precision Industry Company, Ltd.	1,317,172	5,262,966
Ibiden Company, Ltd.	12,200	563,232
II-VI, Inc. (A)	37,789	2,545,845
Innolux Corp. (A)	873,300	700,092
Insight Enterprises, Inc. (A)	5,330	556,878
IPG Photonics Corp. (A)	4,407	922,209
Iteris, Inc. (A)	7,266	53,550
Itron, Inc. (A)	6,764	644,947
Jabil, Inc.	28,470	1,607,132
Keyence Corp.	21,006	10,383,588
Keysight Technologies, Inc. (A)	22,863	3,255,234
Kimball Electronics, Inc. (A)	3,850	86,163
Kingboard Holdings, Ltd.	79,600	439,968
Kingboard Laminates Holdings, Ltd.	130,000	281,168
Knowles Corp. (A)	13,587	279,077
Kyocera Corp.	37,200	2,286,791
Largan Precision Company, Ltd.	10,590	1,109,335
LG Display Company, Ltd. (A)	23,981	503,989
LG Innotek Company, Ltd.	1,497	270,532
Littelfuse, Inc.	5,158	1,347,476
Luna Innovations, Inc. (A)	4,865	49,380

92

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Methode Electronics, Inc.	5,539	$267,977
Murata Manufacturing Company, Ltd.	66,297	5,021,821
Nan Ya Printed Circuit Board Corp.	24,000	269,723
Napco Security Technologies, Inc. (A)	2,211	71,946
National Instruments Corp.	27,667	1,128,814
nLight, Inc. (A)	5,545	162,579
Novanta, Inc. (A)	5,205	723,339
Omron Corp.	21,467	1,698,416
OSI Systems, Inc. (A)	2,581	248,705
PAR Technology Corp. (A)	2,939	196,795
PC Connection, Inc.	1,819	88,749
Plexus Corp. (A)	4,311	425,970
Powerfleet, Inc. (A)	6,628	44,673
Rogers Corp. (A)	2,849	533,760
Samsung Electro-Mechanics Company, Ltd.	5,728	862,914
Samsung SDI Company, Ltd.	5,577	3,200,991
Sanmina Corp. (A)	9,785	412,046
ScanSource, Inc. (A)	4,091	124,898
Shimadzu Corp.	25,500	904,866
Sunny Optical Technology Group Company, Ltd.	84,150	2,144,428
SYNNEX Corp.	8,677	1,098,508
Synnex Technology International Corp.	140,544	297,313
TDK Corp.	15,000	1,888,962
TE Connectivity, Ltd.	40,653	5,515,799
Trimble, Inc. (A)	30,835	2,398,655
TTM Technologies, Inc. (A)	14,998	227,220
Unimicron Technology Corp.	127,000	476,993
Venture Corp., Ltd.	26,800	389,830
Vishay Intertechnology, Inc.	48,164	1,159,307
Vishay Precision Group, Inc. (A)	2,110	68,786
Vontier Corp. (A)	35,433	1,242,990
Walsin Technology Corp.	33,000	246,204
WPG Holdings, Ltd.	165,360	307,215
Yageo Corp.	39,726	699,708
Yokogawa Electric Corp.	26,700	432,254
Zebra Technologies Corp., Class A (A)	6,569	3,265,121
Zhen Ding Technology Holding, Ltd.	65,817	229,809
		104,190,465
IT services – 3.4%
21Vianet Group, Inc., ADR (A)	10,000	223,200
Accenture PLC, Class A	75,881	21,410,583
Adyen NV (A)(B)	1,900	4,397,478
Afterpay, Ltd. (A)	22,755	1,643,392
Akamai Technologies, Inc. (A)	19,528	2,230,293
Alliance Data Systems Corp.	10,447	1,264,609
Amadeus IT Group SA (A)	49,352	3,723,921
Atos SE	10,593	708,404
Automatic Data Processing, Inc.	51,199	10,036,028
Bechtle AG	2,875	556,453
BM Technologies, Inc. (A)	672	8,635
Brightcove, Inc. (A)	6,522	94,569
Broadridge Financial Solutions, Inc.	13,854	2,209,436
Capgemini SE	17,308	3,236,073
Cardtronics PLC, Class A (A)	5,546	215,906
Cass Information Systems, Inc.	2,357	107,550
CGI, Inc. (A)	24,623	2,200,895
Cognizant Technology Solutions Corp., Class A	63,482	4,542,772
Computershare, Ltd.	57,756	721,632
Concentrix Corp. (A)	8,741	1,334,926
Conduent, Inc. (A)	25,703	194,829
CSG Systems International, Inc.	5,078	223,635
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
DXC Technology Company (A)	30,460	$1,155,043
Edenred	26,245	1,445,375
EVERTEC, Inc.	9,214	401,085
EVO Payments, Inc., Class A (A)	7,071	202,513
ExlService Holdings, Inc. (A)	5,077	517,752
Fidelity National Information Services, Inc.	74,312	11,071,002
Fiserv, Inc. (A)	71,257	8,208,806
FleetCor Technologies, Inc. (A)	9,980	2,738,911
Fujitsu, Ltd.	22,700	3,702,880
Gartner, Inc. (A)	10,615	2,460,982
GDS Holdings, Ltd., ADR (A)	10,400	782,288
Genpact, Ltd.	40,251	1,841,081
Global Payments, Inc.	35,323	6,842,418
GMO Payment Gateway, Inc.	4,700	562,154
GreenSky, Inc., Class A (A)	11,078	64,917
Grid Dynamics Holdings, Inc. (A)	4,449	68,381
i3 Verticals, Inc., Class A (A)	2,958	91,905
IBM Corp.	106,910	15,367,243
Information Services Group, Inc. (A)	5,608	32,863
International Money Express, Inc. (A)	4,839	73,892
Itochu Techno-Solutions Corp.	10,700	339,555
Jack Henry & Associates, Inc.	9,102	1,403,073
Kingsoft Cloud Holdings, Ltd., ADR (A)	6,500	253,890
Limelight Networks, Inc. (A)	19,736	61,182
LiveRamp Holdings, Inc. (A)	24,095	1,210,533
Mastercard, Inc., Class A	104,898	37,824,121
MAXIMUS, Inc.	22,263	2,063,112
MoneyGram International, Inc. (A)	10,028	98,274
NEC Corp.	29,900	1,397,587
Nexi SpA (A)(B)(C)	45,847	930,484
Nomura Research Institute, Ltd.	36,700	1,169,288
NTT Data Corp.	73,000	1,180,337
Obic Company, Ltd.	8,000	1,498,631
Otsuka Corp.	11,900	642,927
Paychex, Inc.	38,400	3,883,776
PayPal Holdings, Inc. (A)	140,120	36,434,002
Perficient, Inc. (A)	4,952	354,514
Rackspace Technology, Inc. (A)	5,121	103,342
Repay Holdings Corp. (A)	10,485	238,114
Sabre Corp. (A)	66,710	923,934
Samsung SDS Company, Ltd.	3,538	575,419
SCSK Corp.	6,000	357,549
Shopify, Inc., Class A (A)	11,511	14,315,928
StarTek, Inc. (A)	3,243	20,528
Sykes Enterprises, Inc. (A)	5,788	242,633
The Hackett Group, Inc.	4,279	76,209
The Western Union Company	49,162	1,202,994
TIS, Inc.	25,600	656,871
TravelSky Technology, Ltd., H Shares	112,900	243,855
TTEC Holdings, Inc.	2,740	297,043
Tucows, Inc., Class A (A)(C)	1,494	116,681
Unisys Corp. (A)	9,496	244,142
VeriSign, Inc. (A)	11,907	2,618,587
Verra Mobility Corp. (A)	20,673	294,590
Visa, Inc., Class A	202,923	46,124,398
WEX, Inc. (A)	9,290	1,820,004
Wix.com, Ltd. (A)	4,500	1,169,370
Worldline SA (A)(B)	25,423	2,443,002
		283,747,189
Semiconductors and semiconductor equipment – 4.9%
Advanced Energy Industries, Inc.	5,820	593,698
Advanced Micro Devices, Inc. (A)	153,471	12,289,958
Advantest Corp.	23,100	2,027,376
Alpha & Omega Semiconductor, Ltd. (A)	3,268	105,262

93

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Ambarella, Inc. (A)	5,189	$520,872
Amkor Technology, Inc.	37,773	797,010
Analog Devices, Inc.	46,719	7,689,947
Applied Materials, Inc.	116,219	16,053,330
ASE Technology Holding Company, Ltd.	346,422	1,376,935
ASM International NV	4,970	1,554,411
ASM Pacific Technology, Ltd.	32,900	433,935
ASMedia Technology, Inc.	3,000	155,575
ASML Holding NV	44,511	30,071,184
Atomera, Inc. (A)(C)	3,050	53,528
Axcelis Technologies, Inc. (A)	5,071	210,142
AXT, Inc. (A)	6,514	66,313
Broadcom, Inc.	51,701	24,419,933
Brooks Automation, Inc.	26,742	2,730,091
CEVA, Inc. (A)	3,427	153,769
Cirrus Logic, Inc. (A)	12,202	952,610
CMC Materials, Inc.	10,572	1,631,577
Cohu, Inc. (A)	6,451	240,106
Cree, Inc. (A)	24,226	2,422,842
CyberOptics Corp. (A)	1,225	36,505
Daqo New Energy Corp., ADR (A)	6,100	453,718
Diodes, Inc. (A)	6,529	494,049
Disco Corp.	3,300	1,003,302
DSP Group, Inc. (A)	3,658	57,504
Enphase Energy, Inc. (A)	16,340	2,337,437
First Solar, Inc. (A)	17,824	1,356,585
FormFactor, Inc. (A)	11,854	417,854
Globalwafers Company, Ltd.	23,000	661,305
Hua Hong Semiconductor, Ltd. (A)(B)	63,100	342,347
Ichor Holdings, Ltd. (A)	4,132	232,466
Impinj, Inc. (A)	2,726	141,888
Infineon Technologies AG	140,089	5,664,771
Intel Corp.	514,567	29,392,067
KLA Corp.	19,513	6,183,475
Lam Research Corp.	18,099	11,761,635
Lasertec Corp.	8,700	1,532,597
Lattice Semiconductor Corp. (A)	47,380	2,514,457
MACOM Technology Solutions Holdings, Inc. (A)	7,396	437,843
Maxeon Solar Technologies, Ltd. (A)	1,987	31,037
Maxim Integrated Products, Inc.	33,946	3,462,831
MaxLinear, Inc. (A)	10,542	400,807
MediaTek, Inc.	159,752	5,518,966
Microchip Technology, Inc.	34,101	5,352,152
Micron Technology, Inc. (A)	141,676	11,920,619
MKS Instruments, Inc.	11,609	2,185,162
Monolithic Power Systems, Inc.	5,431	1,863,485
Nanya Technology Corp.	133,196	386,139
NeoPhotonics Corp. (A)	7,850	80,149
Novatek Microelectronics Corp.	60,900	1,105,984
NVE Corp.	842	58,822
NVIDIA Corp.	78,521	51,021,375
NXP Semiconductors NV	35,082	7,417,036
Onto Innovation, Inc. (A)	7,267	521,553
PDF Solutions, Inc. (A)	4,751	82,857
Phison Electronics Corp.	15,884	266,863
Photronics, Inc. (A)	9,714	131,528
Pixelworks, Inc. (A)	9,444	32,960
Power Integrations, Inc.	8,976	737,737
Powertech Technology, Inc.	80,199	306,428
Qorvo, Inc. (A)	14,344	2,620,936
QUALCOMM, Inc.	143,871	19,356,404
Rambus, Inc. (A)	17,438	341,087
Realtek Semiconductor Corp.	51,584	923,128
Renesas Electronics Corp. (A)	90,300	946,233
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Rohm Company, Ltd.	10,200	$955,522
Semtech Corp. (A)	23,541	1,483,083
Silergy Corp.	8,000	1,004,020
Silicon Laboratories, Inc. (A)	15,866	2,166,661
SiTime Corp. (A)	1,808	177,781
SK Hynix, Inc.	55,299	6,200,183
Skyworks Solutions, Inc.	20,884	3,550,280
SMART Global Holdings, Inc. (A)	2,346	111,200
SolarEdge Technologies, Inc. (A)	10,844	2,797,860
STMicroelectronics NV	68,639	2,561,229
SUMCO Corp.	30,300	699,612
SunPower Corp. (A)	11,742	274,645
Synaptics, Inc. (A)	12,695	1,603,759
Taiwan Semiconductor Manufacturing Company, Ltd.	2,598,915	55,180,613
Teradyne, Inc.	21,112	2,794,173
Texas Instruments, Inc.	116,546	22,122,762
Tokyo Electron, Ltd.	17,215	7,553,056
Ultra Clean Holdings, Inc. (A)	6,131	345,359
United Microelectronics Corp.	1,247,774	2,345,031
Universal Display Corp.	9,012	1,945,330
Vanguard International Semiconductor Corp.	95,302	401,463
Veeco Instruments, Inc. (A)	7,612	181,318
Win Semiconductors Corp.	36,000	422,320
Winbond Electronics Corp.	316,000	384,350
Xilinx, Inc.	31,126	3,953,002
Xinyi Solar Holdings, Ltd.	505,000	896,913
		410,756,012
Software – 4.9%
8x8, Inc. (A)	16,448	387,350
A10 Networks, Inc. (A)	9,711	94,488
ACI Worldwide, Inc. (A)	42,261	1,616,906
Adobe, Inc. (A)	53,905	27,199,385
Agilysys, Inc. (A)	3,011	152,929
Alarm.com Holdings, Inc. (A)	7,298	597,560
Altair Engineering, Inc., Class A (A)	6,690	450,705
American Software, Inc., Class A	4,805	96,677
ANSYS, Inc. (A)	9,756	3,296,943
Appfolio, Inc., Class A (A)	2,509	338,439
Appian Corp. (A)(C)	5,469	494,835
Aspen Technology, Inc. (A)	13,967	1,906,076
Autodesk, Inc. (A)	24,729	7,069,032
Avaya Holdings Corp. (A)	12,847	368,452
AVEVA Group PLC	12,255	607,031
Benefitfocus, Inc. (A)	4,867	71,983
Blackbaud, Inc. (A)	17,684	1,250,082
BlackBerry, Ltd. (A)	55,771	560,457
Blackline, Inc. (A)	7,806	811,590
Bottomline Technologies DE, Inc. (A)	6,940	259,417
Box, Inc., Class A (A)	22,114	515,477
Cadence Design Systems, Inc. (A)	31,373	3,984,057
CDK Global, Inc.	25,596	1,339,695
Cerence, Inc. (A)	5,792	550,993
Ceridian HCM Holding, Inc. (A)	27,528	2,462,655
ChannelAdvisor Corp. (A)	4,344	103,083
Check Point Software Technologies, Ltd. (A)	9,300	1,087,914
China Youzan, Ltd. (A)	1,628,000	335,339
Citrix Systems, Inc.	13,829	1,589,782
Cloudera, Inc. (A)	31,759	408,421
Cognyte Software, Ltd. (A)	10,011	257,683
CommVault Systems, Inc. (A)	16,392	1,248,579
Constellation Software, Inc.	2,120	3,042,776
Cornerstone OnDemand, Inc. (A)	9,456	415,780

94

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
CyberArk Software, Ltd. (A)	3,200	$404,928
Dassault Systemes SE	14,116	3,242,247
Digimarc Corp. (A)(C)	2,019	70,201
Digital Turbine, Inc. (A)	12,913	854,453
Domo, Inc., Class B (A)	4,098	272,517
Douzone Bizon Company, Ltd.	1,969	148,802
Ebix, Inc.	4,293	117,628
eGain Corp. (A)	3,365	33,785
Envestnet, Inc. (A)	8,174	588,283
Fair Isaac Corp. (A)	6,146	3,110,245
Fortinet, Inc. (A)	15,232	3,328,801
GTY Technology Holdings, Inc. (A)	7,444	44,664
Intelligent Systems Corp. (A)(C)	1,211	39,563
InterDigital, Inc.	4,753	383,947
Intuit, Inc.	30,796	13,522,216
j2 Global, Inc. (A)	15,564	1,938,185
Kingdee International Software Group Company, Ltd. (A)	284,800	1,082,240
Kingsoft Corp., Ltd.	98,000	661,829
LivePerson, Inc. (A)	9,546	524,553
Manhattan Associates, Inc. (A)	13,413	1,823,900
Microsoft Corp.	848,191	211,776,329
MicroStrategy, Inc., Class A (A)	1,122	527,340
Mimecast, Ltd. (A)	8,967	448,260
Ming Yuan Cloud Group Holdings, Ltd. (A)	44,000	226,275
Mitek Systems, Inc. (A)	6,366	107,967
Model N, Inc. (A)	5,391	192,297
Nemetschek SE	6,066	451,752
Nice, Ltd. (A)	5,166	1,149,621
NortonLifeLock, Inc.	65,441	1,810,098
ON24, Inc. (A)	1,513	48,688
OneSpan, Inc. (A)	5,169	135,169
Open Text Corp.	29,439	1,382,942
Oracle Corp.	208,582	16,423,747
Oracle Corp. Japan	4,400	397,919
Paycom Software, Inc. (A)	5,519	1,819,062
Paylocity Holding Corp. (A)	7,887	1,339,449
Ping Identity Holding Corp. (A)	5,881	141,791
Progress Software Corp.	6,817	303,834
PROS Holdings, Inc. (A)	6,267	278,067
PTC, Inc. (A)	11,823	1,585,937
Q2 Holdings, Inc. (A)	7,763	736,942
QAD, Inc., Class A	1,861	132,987
Qualys, Inc. (A)	12,338	1,192,838
Rapid7, Inc. (A)	7,952	665,185
Rimini Street, Inc. (A)	3,788	24,660
Sailpoint Technologies Holdings, Inc. (A)	32,762	1,524,416
salesforce.com, Inc. (A)	103,208	24,573,825
SAP SE	111,669	15,635,190
Sapiens International Corp. NV	4,350	124,889
ServiceNow, Inc. (A)	22,053	10,450,476
ShotSpotter, Inc. (A)	1,388	56,505
Smith Micro Software, Inc. (A)	6,074	32,739
Sprout Social, Inc., Class A (A)	4,254	295,313
SPS Commerce, Inc. (A)	5,409	507,689
Sumo Logic, Inc. (A)	2,416	45,421
SVMK, Inc. (A)	19,043	370,386
Synopsys, Inc. (A)	17,136	4,358,370
TeamViewer AG (A)(B)	16,995	666,368
Telos Corp. (A)	2,571	84,534
Temenos AG	5,136	793,234
Tenable Holdings, Inc. (A)	11,006	460,051
Teradata Corp. (A)	22,914	1,096,893
The Sage Group PLC	116,904	1,087,123
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Topicus.com, Inc. (A)	470	$30,012
TOTVS SA	52,400	337,322
Trend Micro, Inc.	15,300	777,027
Tyler Technologies, Inc. (A)	4,563	1,839,619
Upland Software, Inc. (A)	4,130	169,289
Varonis Systems, Inc. (A)	15,563	751,693
Verint Systems, Inc. (A)	9,913	457,088
Veritone, Inc. (A)	4,030	77,255
Viant Technology, Inc., Class A (A)(C)	1,927	56,249
VirnetX Holding Corp. (A)(C)	10,768	49,317
Weimob, Inc. (A)(B)(C)	189,000	418,704
WiseTech Global, Ltd.	15,529	331,952
Workiva, Inc. (A)	6,095	578,416
Xero, Ltd. (A)	12,837	1,288,886
Xperi Holding Corp.	16,121	345,312
Yext, Inc. (A)	16,412	237,482
Zix Corp. (A)	8,742	60,932
Zuora, Inc., Class A (A)	16,112	249,253
		410,683,944
Technology hardware, storage and peripherals – 3.8%
3D Systems Corp. (A)	18,629	547,879
Acer, Inc.	303,008	346,731
Advantech Company, Ltd.	40,834	481,130
Apple, Inc.	1,938,846	241,599,548
Asustek Computer, Inc.	74,354	1,048,135
Avid Technology, Inc. (A)	4,848	149,706
Brother Industries, Ltd.	25,900	551,238
Canon, Inc.	115,296	2,750,127
Catcher Technology Company, Ltd.	72,475	477,166
Chicony Electronics Company, Ltd.	62,224	173,428
Compal Electronics, Inc.	435,148	365,330
Corsair Gaming, Inc. (A)(C)	3,620	113,016
Diebold Nixdorf, Inc. (A)	11,033	149,387
FUJIFILM Holdings Corp.	41,615	2,865,196
Hewlett Packard Enterprise Company	159,860	2,551,366
HP, Inc.	153,887	4,498,117
Intevac, Inc. (A)	4,696	32,637
Inventec Corp.	258,495	239,116
Lenovo Group, Ltd.	855,764	1,031,956
Lite-On Technology Corp.	221,018	523,481
Logitech International SA	12,601	1,549,646
Micro-Star International Company, Ltd.	71,300	426,387
NCR Corp. (A)	27,350	1,318,270
NetApp, Inc.	27,349	2,115,992
Pegatron Corp.	207,500	547,415
Quanta Computer, Inc.	304,000	963,611
Quantum Corp. (A)	7,370	55,349
Ricoh Company, Ltd.	77,500	923,732
Samsung Electronics Company, Ltd.	482,479	34,632,460
Seagate Technology Holdings PLC	24,679	2,363,014
Seiko Epson Corp.	32,469	589,736
Super Micro Computer, Inc. (A)	6,741	234,182
Turtle Beach Corp. (A)	2,229	73,780
Western Digital Corp. (A)	37,607	2,829,175
Wistron Corp.	299,580	329,901
Wiwynn Corp.	8,000	261,927
Xerox Holdings Corp.	35,080	822,626
Xiaomi Corp., Class B (A)(B)	1,692,500	6,248,812
		316,780,705
		1,578,742,121
Materials – 4.7%
Chemicals – 2.2%
AdvanSix, Inc. (A)	4,328	137,024
Air Liquide SA	50,855	8,648,711

95

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Air Products & Chemicals, Inc.	26,283	$7,875,964
Air Water, Inc.	21,400	363,827
Akzo Nobel NV	20,273	2,588,342
Albemarle Corp.	13,853	2,314,559
American Vanguard Corp.	4,903	90,166
Amyris, Inc. (A)	16,372	232,974
Arkema SA (C)	7,430	984,421
Asahi Kasei Corp.	145,300	1,631,506
Ashland Global Holdings, Inc.	11,478	1,088,574
Avient Corp.	33,165	1,723,917
Balchem Corp.	4,905	642,555
Barito Pacific Tbk PT	2,854,200	177,622
BASF SE	98,343	8,051,438
Cabot Corp.	11,902	756,729
Celanese Corp.	13,561	2,243,667
CF Industries Holdings, Inc.	25,418	1,351,475
Chase Corp.	1,166	123,596
Chr. Hansen Holding A/S	11,305	1,014,833
Clariant AG	15,423	333,387
Corteva, Inc.	88,377	4,021,154
Covestro AG (B)	19,762	1,380,350
Croda International PLC	14,946	1,479,220
Dow, Inc.	88,515	6,056,196
DuPont de Nemours, Inc.	63,947	5,409,277
Eastman Chemical Company	16,137	2,023,580
Ecolab, Inc.	29,539	6,353,248
EMS-Chemie Holding AG	605	568,123
Evonik Industries AG	22,469	806,743
Ferro Corp. (A)	12,555	271,188
FMC Corp.	15,364	1,792,825
Formosa Chemicals & Fibre Corp.	369,471	1,136,415
Formosa Plastics Corp.	405,040	1,481,639
FutureFuel Corp.	3,983	40,905
GCP Applied Technologies, Inc. (A)	7,622	185,824
Givaudan SA	707	3,159,848
Hawkins, Inc.	2,968	100,971
HB Fuller Company	7,957	549,988
ICL Group, Ltd.	58,930	418,754
Indorama Ventures PCL, NVDR	168,000	244,141
Ingevity Corp. (A)	14,909	1,227,160
Innospec, Inc.	3,760	380,174
International Flavors & Fragrances, Inc.	29,543	4,185,357
Intrepid Potash, Inc. (A)	1,749	50,056
Johnson Matthey PLC	20,972	904,682
JSR Corp.	23,500	715,966
Kansai Paint Company, Ltd.	20,500	554,649
Koninklijke DSM NV	18,001	3,317,032
Koppers Holdings, Inc. (A)	3,356	116,353
Kraton Corp. (A)	4,838	164,250
Kronos Worldwide, Inc.	3,402	55,248
Kumho Petrochemical Company, Ltd.	1,883	393,515
Kuraray Company, Ltd.	37,000	391,401
LANXESS AG	9,096	679,849
LG Chem, Ltd.	4,649	3,464,604
Linde PLC	62,101	18,667,561
Livent Corp. (A)	22,678	442,448
Lotte Chemical Corp.	1,769	445,524
LyondellBasell Industries NV, Class A	30,559	3,441,555
Minerals Technologies, Inc.	12,276	1,068,012
Mitsubishi Chemical Holdings Corp.	147,350	1,190,890
Mitsubishi Gas Chemical Company, Inc.	18,500	434,736
Mitsui Chemicals, Inc.	21,300	720,488
Nan Ya Plastics Corp.	544,610	1,640,802
NewMarket Corp.	1,538	527,888
Nippon Paint Holdings Company, Ltd.	84,500	1,230,186
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Nippon Sanso Holdings Corp.	17,700	$350,385
Nissan Chemical Corp.	14,400	753,664
Nitto Denko Corp.	18,444	1,455,528
Novozymes A/S, B Shares	22,393	1,634,221
Nutrien, Ltd.	60,342	3,752,737
Olin Corp.	30,017	1,467,531
Orbia Advance Corp. SAB de CV	96,880	273,402
Orica, Ltd.	43,501	461,588
Orion Engineered Carbons SA (A)	9,253	187,281
Petronas Chemicals Group BHD	286,545	563,763
PPG Industries, Inc.	28,144	5,058,040
PQ Group Holdings, Inc.	6,081	99,364
PTT Global Chemical PCL, NVDR	221,100	445,065
Quaker Chemical Corp.	2,038	494,317
Rayonier Advanced Materials, Inc. (A)	9,997	77,177
RPM International, Inc.	27,351	2,558,139
Sasol, Ltd. (A)	56,507	921,395
Sensient Technologies Corp.	15,387	1,334,822
Shin-Etsu Chemical Company, Ltd.	40,937	7,091,681
Sika AG	10,940	3,522,243
SK Chemicals Company, Ltd.	777	176,590
Solvay SA	8,828	1,194,847
Stepan Company	3,253	438,049
Sumitomo Chemical Company, Ltd.	174,000	964,998
Symrise AG	13,606	1,809,660
Teijin, Ltd.	20,600	339,012
The Chemours Company	34,723	1,247,597
The Mosaic Company	40,976	1,480,873
The Scotts Miracle-Gro Company	8,548	1,858,079
The Sherwin-Williams Company	28,735	8,147,235
Toray Industries, Inc.	161,800	1,067,625
Tosoh Corp.	30,500	542,303
Trecora Resources (A)	5,262	43,096
Tredegar Corp.	4,139	63,078
Trinseo SA	5,836	378,990
Tronox Holdings PLC, Class A	16,590	389,533
Umicore SA	23,176	1,394,639
Valvoline, Inc.	38,140	1,258,620
Yara International ASA	16,970	905,251
		182,468,480
Construction materials – 0.3%
Anhui Conch Cement Company, Ltd., H Shares	146,610	907,655
Asia Cement Corp.	225,687	410,428
Cemex SAB de CV, Series CPO (A)	1,411,688	1,166,602
China National Building Material Company, Ltd., H Shares	458,900	607,709
China Resources Cement Holdings, Ltd.	291,900	309,929
CRH PLC	85,771	4,487,274
Eagle Materials, Inc.	8,817	1,293,983
Forterra, Inc. (A)	4,521	105,701
HeidelbergCement AG	15,882	1,451,591
Holcim, Ltd. (A)	40,601	2,429,101
Indocement Tunggal Prakarsa Tbk PT	145,620	121,501
James Hardie Industries PLC, CHESS Depositary Interest	47,177	1,544,227
Martin Marietta Materials, Inc.	7,398	2,690,283
POSCO Chemical Company, Ltd.	2,713	362,193
Semen Indonesia Persero Tbk PT	299,992	202,595
Summit Materials, Inc., Class A (A)	17,644	614,364
Taiheiyo Cement Corp.	13,600	316,272
Taiwan Cement Corp.	510,544	931,410
The Siam Cement PCL, NVDR	76,000	1,074,834
U.S. Concrete, Inc. (A)	2,516	143,387
United States Lime & Minerals, Inc.	344	47,868

96

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
Vulcan Materials Company	15,743	$2,886,007
		24,104,914
Containers and packaging – 0.3%
Amcor PLC	185,524	2,189,183
AptarGroup, Inc.	13,699	2,018,000
Avery Dennison Corp.	9,861	2,174,646
Ball Corp.	38,950	3,200,132
CCL Industries, Inc., Class B	16,271	918,169
Greif, Inc., Class A	9,434	582,172
Greif, Inc., Class B	860	51,411
International Paper Company	46,691	2,946,202
Klabin SA (A)	76,242	383,134
Myers Industries, Inc.	5,571	122,729
O-I Glass, Inc. (A)	23,997	442,265
Packaging Corp. of America	11,264	1,674,394
Pactiv Evergreen, Inc.	6,033	89,530
Ranpak Holdings Corp. (A)	4,552	100,508
Sealed Air Corp.	18,401	1,046,281
Silgan Holdings, Inc.	16,427	692,070
Smurfit Kappa Group PLC	26,740	1,416,585
Sonoco Products Company	21,121	1,426,090
UFP Technologies, Inc. (A)	1,258	68,486
Westrock Company	31,300	1,825,416
		23,367,403
Metals and mining – 1.8%
1911 Gold Corp. (A)	2,060	937
African Rainbow Minerals, Ltd.	11,309	214,897
Agnico Eagle Mines, Ltd. (C)	25,650	1,846,808
Alcoa Corp. (A)	28,717	1,139,203
Allegheny Technologies, Inc. (A)	19,413	475,424
Aluminum Corp. of China, Ltd., H Shares (A)	472,880	277,841
Aneka Tambang Tbk	844,400	145,464
Anglo American Platinum, Ltd.	5,222	657,798
Anglo American PLC	132,319	5,874,069
AngloGold Ashanti, Ltd.	40,648	969,077
Antofagasta PLC	41,913	917,607
ArcelorMittal SA	77,347	2,501,583
Arconic Corp. (A)	15,206	550,001
B2Gold Corp.	112,918	577,653
Barrick Gold Corp. (C)	186,774	4,500,634
BHP Group PLC	227,562	6,862,039
BHP Group, Ltd.	313,217	11,601,734
BlueScope Steel, Ltd.	53,518	883,536
Boliden AB	28,429	1,142,042
Boliden AB, Redemption Shares (A)	28,429	20,472
Carpenter Technology Corp.	7,327	351,110
Century Aluminum Company (A)	7,882	107,274
China Hongqiao Group, Ltd.	206,300	332,762
China Molybdenum Company, Ltd., H Shares	391,500	262,312
China Steel Corp.	1,226,958	1,615,783
Cia de Minas Buenaventura SAA, ADR (A)	32,000	368,640
Cia Siderurgica Nacional SA	74,366	636,970
Cleveland-Cliffs, Inc. (A)	165,358	3,327,003
Coeur Mining, Inc. (A)	37,527	390,281
Commercial Metals Company	43,394	1,365,609
Compass Minerals International, Inc.	12,350	863,265
Eregli Demir ve Celik Fabrikalari TAS	104,362	234,499
Evolution Mining, Ltd.	170,094	690,135
Evraz PLC	54,216	489,576
First Quantum Minerals, Ltd.	61,973	1,541,566
Fortescue Metals Group, Ltd.	179,879	3,072,030
Franco-Nevada Corp.	20,075	3,002,983
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Freeport-McMoRan, Inc.	173,233	$7,400,514
Fresnillo PLC	19,299	246,122
Gatos Silver, Inc. (A)(C)	4,319	73,596
Glencore PLC (A)	1,076,023	4,894,876
Gold Fields, Ltd.	86,164	1,044,548
Gold Resource Corp.	13,936	38,742
Grupo Mexico SAB de CV, Series B	288,200	1,383,267
Harmony Gold Mining Company, Ltd.	52,357	268,378
Haynes International, Inc.	2,190	76,212
Hecla Mining Company	80,458	724,122
Hitachi Metals, Ltd. (A)	24,600	473,732
Hyundai Steel Company	8,947	426,801
Impala Platinum Holdings, Ltd.	77,739	1,342,407
Industrias Penoles SAB de CV (A)	11,965	178,568
JFE Holdings, Inc.	56,500	762,667
Jiangxi Copper Company, Ltd., H Shares	139,825	326,945
Kaiser Aluminum Corp.	2,411	311,959
KGHM Polska Miedz SA (A)	16,808	927,505
Kinross Gold Corp.	134,857	1,092,877
Kirkland Lake Gold, Ltd.	27,399	1,187,543
Korea Zinc Company, Ltd.	883	364,802
Kumba Iron Ore, Ltd.	6,370	283,827
Lundin Mining Corp.	71,628	769,020
Materion Corp.	3,106	244,908
Merdeka Copper Gold Tbk PT (A)	942,900	171,713
Newcrest Mining, Ltd.	86,619	1,873,251
Newmont Corp.	95,059	6,984,935
Nippon Steel Corp.	93,278	1,775,966
Norsk Hydro ASA	131,038	848,977
Northam Platinum, Ltd. (A)	35,237	566,523
Northern Star Resources, Ltd.	116,144	1,020,807
Novagold Resources, Inc. (A)	36,997	379,589
Nucor Corp.	35,401	3,630,019
Olympic Steel, Inc.	1,426	50,980
Pan American Silver Corp.	22,286	750,092
POSCO	7,548	2,414,138
Press Metal Aluminium Holdings BHD	332,400	418,001
Reliance Steel & Aluminum Company	13,371	2,247,264
Rio Tinto PLC	120,809	10,389,361
Rio Tinto, Ltd.	39,551	3,751,595
Royal Gold, Inc.	13,792	1,707,036
Ryerson Holding Corp. (A)	2,614	43,288
Schnitzer Steel Industries, Inc., Class A	3,973	216,449
Shandong Gold Mining Company, Ltd., H Shares (B)(C)	72,750	157,999
Sibanye Stillwater, Ltd.	274,799	1,252,735
South32, Ltd.	511,564	1,183,197
Southern Copper Corp.	12,900	899,646
SSR Mining, Inc.	23,268	431,249
Steel Dynamics, Inc.	42,140	2,630,800
Sumitomo Metal Mining Company, Ltd.	26,800	1,196,810
SunCoke Energy, Inc.	13,316	100,269
Teck Resources, Ltd., Class B	49,665	1,225,129
TimkenSteel Corp. (A)	7,218	109,353
United States Steel Corp.	95,214	2,468,899
Vale SA	398,371	8,529,697
voestalpine AG	18,970	851,522
Warrior Met Coal, Inc.	8,071	147,699
Wheaton Precious Metals Corp.	47,261	2,267,104
Worthington Industries, Inc.	12,505	829,957
Yamana Gold, Inc.	101,475	531,714
Zhaojin Mining Industry Company, Ltd., H Shares	112,100	116,382

97

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Zijin Mining Group Company, Ltd., H Shares	674,329	$1,043,595
		149,868,295
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	2,653	75,690
Domtar Corp. (A)	8,465	459,057
Empresas CMPC SA	90,938	227,063
Glatfelter Corp.	7,190	106,124
Indah Kiat Pulp & Paper Tbk PT	275,500	161,511
Lee & Man Paper Manufacturing, Ltd.	158,500	143,832
Louisiana-Pacific Corp.	39,200	2,634,632
Mondi PLC	52,453	1,416,552
Neenah, Inc.	2,691	142,435
Nine Dragons Paper Holdings, Ltd.	196,200	309,708
Oji Holdings Corp.	99,100	593,439
Schweitzer-Mauduit International, Inc.	4,781	195,591
Stora Enso OYJ, R Shares	63,689	1,134,594
Suzano SA (A)	80,167	946,616
Svenska Cellulosa AB SCA, B Shares	62,966	1,052,790
UPM-Kymmene OYJ	58,348	2,228,072
Verso Corp., Class A	5,015	85,305
West Fraser Timber Company, Ltd.	9,152	704,251
		12,617,262
		392,426,354
Real estate – 3.1%
Equity real estate investment trusts – 2.4%
Acadia Realty Trust	13,182	286,049
Agree Realty Corp.	9,468	665,411
Alexander & Baldwin, Inc.	11,248	216,074
Alexander's, Inc.	360	97,618
Alexandria Real Estate Equities, Inc.	16,007	2,853,408
Alpine Income Property Trust, Inc.	1,515	27,618
American Assets Trust, Inc.	7,855	287,100
American Campus Communities, Inc.	28,935	1,364,575
American Finance Trust, Inc.	17,286	157,303
American Tower Corp.	57,140	14,596,984
Apartment Income REIT Corp.	31,295	1,457,721
Armada Hoffler Properties, Inc.	8,829	117,161
Ascendas Real Estate Investment Trust	311,100	683,900
AvalonBay Communities, Inc.	17,569	3,635,729
Bluerock Residential Growth REIT, Inc.	4,549	44,171
Boston Properties, Inc.	17,853	2,098,799
Brixmor Property Group, Inc.	62,387	1,416,809
Broadstone Net Lease, Inc.	5,456	119,159
BRT Apartments Corp.	1,609	28,849
Camden Property Trust	20,510	2,571,544
Canadian Apartment Properties REIT	9,562	437,554
CapitaLand Integrated Commercial Trust	438,376	678,719
CareTrust REIT, Inc.	14,606	340,028
CatchMark Timber Trust, Inc., Class A	8,373	100,057
Centerspace	2,022	143,946
Chatham Lodging Trust (A)	7,615	100,290
CIM Commercial Trust Corp.	2,430	29,111
City Office REIT, Inc.	7,185	83,059
Colony Capital, Inc. (A)	73,964	508,133
Columbia Property Trust, Inc.	17,715	309,835
Community Healthcare Trust, Inc.	3,438	162,549
CorePoint Lodging, Inc. (A)	7,072	74,185
CoreSite Realty Corp.	8,991	1,090,159
Corporate Office Properties Trust	23,583	650,891
Cousins Properties, Inc.	31,232	1,158,395
Covivio	5,482	516,458
Crown Castle International Corp.	54,309	10,291,556
CTO Realty Growth, Inc.	926	48,911
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
CyrusOne, Inc.	25,324	$1,867,645
Daiwa House REIT Investment Corp.	221	603,928
Dexus	115,366	925,525
DiamondRock Hospitality Company (A)	30,986	299,944
Digital Realty Trust, Inc.	35,398	5,364,921
Diversified Healthcare Trust	38,323	139,112
Douglas Emmett, Inc.	34,674	1,203,881
Duke Realty Corp.	47,063	2,186,547
Easterly Government Properties, Inc.	12,890	267,210
EastGroup Properties, Inc.	14,222	2,248,214
EPR Properties (A)	15,718	772,540
Equinix, Inc.	11,243	8,282,943
Equity Residential	43,171	3,343,594
Essential Properties Realty Trust, Inc.	15,986	409,242
Essex Property Trust, Inc.	8,184	2,416,653
Extra Space Storage, Inc.	16,625	2,490,591
Farmland Partners, Inc.	4,376	54,394
Federal Realty Investment Trust	8,794	1,005,506
Fibra Uno Administracion SA de CV	291,600	341,845
First Capital Real Estate Investment Trust	1,790	26,360
First Industrial Realty Trust, Inc.	27,146	1,374,673
Four Corners Property Trust, Inc.	11,293	313,494
Franklin Street Properties Corp.	16,514	84,882
Gecina SA	4,807	768,365
Getty Realty Corp.	5,116	159,261
Gladstone Commercial Corp.	4,870	105,533
Gladstone Land Corp.	3,616	83,638
Global Medical REIT, Inc.	7,083	101,995
Global Net Lease, Inc.	13,551	264,787
GLP J-REIT	470	798,873
Goodman Group	177,308	2,647,682
Growthpoint Properties, Ltd.	321,557	341,053
Healthcare Realty Trust, Inc.	50,797	1,541,181
Healthpeak Properties, Inc.	67,830	2,264,165
Hersha Hospitality Trust (A)	6,068	65,231
Highwoods Properties, Inc.	21,847	997,971
Host Hotels & Resorts, Inc. (A)	88,817	1,524,988
Hudson Pacific Properties, Inc.	31,735	919,998
Independence Realty Trust, Inc.	15,010	256,371
Indus Realty Trust, Inc.	529	34,840
Industrial Logistics Properties Trust	9,675	242,456
Innovative Industrial Properties, Inc.	3,592	647,386
Iron Mountain, Inc.	36,317	1,581,242
iStar, Inc.	10,773	181,094
Japan Metropolitan Fund Investment Corp.	808	808,238
Japan Real Estate Investment Corp.	150	909,336
JBG SMITH Properties	23,239	748,528
Kilroy Realty Corp.	22,262	1,563,015
Kimco Realty Corp.	54,452	1,160,372
Kite Realty Group Trust	12,473	264,428
Klepierre SA	20,689	600,854
Lamar Advertising Company, Class A	18,183	1,905,942
Land Securities Group PLC	75,160	748,151
Lexington Realty Trust	41,515	513,956
Life Storage, Inc.	15,864	1,577,516
Link REIT	217,325	2,096,475
LTC Properties, Inc.	5,970	233,905
Mack-Cali Realty Corp.	13,563	231,520
Mapletree Commercial Trust	207,800	324,889
Mapletree Logistics Trust	275,800	412,401
Medical Properties Trust, Inc.	121,930	2,581,258
Mid-America Apartment Communities, Inc.	14,403	2,314,562

98

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Mirvac Group	419,785	$911,566
Monmouth Real Estate Investment Corp.	14,078	265,230
National Health Investors, Inc.	6,565	432,699
National Retail Properties, Inc.	36,846	1,707,812
National Storage Affiliates Trust	23,941	1,103,680
NETSTREIT Corp.	3,455	77,116
New Senior Investment Group, Inc.	13,498	89,492
NexPoint Residential Trust, Inc.	3,316	171,901
Nippon Building Fund, Inc.	169	1,080,545
Nippon Prologis REIT, Inc.	237	733,713
Nomura Real Estate Master Fund, Inc.	488	767,777
Office Properties Income Trust	7,617	222,645
Omega Healthcare Investors, Inc.	48,725	1,784,310
One Liberty Properties, Inc.	2,728	69,700
Orix JREIT, Inc.	300	550,320
Park Hotels & Resorts, Inc. (A)	49,692	1,033,097
Pebblebrook Hotel Trust	47,652	1,065,022
Physicians Realty Trust	76,106	1,379,802
Piedmont Office Realty Trust, Inc., Class A	19,186	354,749
Plymouth Industrial REIT, Inc.	4,156	79,546
PotlatchDeltic Corp.	24,102	1,450,940
Preferred Apartment Communities, Inc., Class A	8,315	81,570
Prologis, Inc.	93,114	10,972,554
PS Business Parks, Inc.	7,220	1,118,811
Public Storage	19,148	5,408,927
QTS Realty Trust, Inc., Class A	9,793	620,680
Rayonier, Inc.	28,974	1,106,517
Realty Income Corp.	47,016	3,215,894
Regency Centers Corp.	19,888	1,284,765
Retail Opportunity Investments Corp.	17,843	318,676
Retail Properties of America, Inc., Class A	33,035	398,072
Retail Value, Inc.	3,161	55,507
Rexford Industrial Realty, Inc.	27,630	1,526,005
RioCan Real Estate Investment Trust	19,395	341,004
RLJ Lodging Trust	25,350	389,630
RPT Realty	12,818	163,430
Ryman Hospitality Properties, Inc. (A)	7,734	579,354
Sabra Health Care REIT, Inc.	75,694	1,322,374
Safehold, Inc.	2,700	189,270
Saul Centers, Inc.	1,995	88,678
SBA Communications Corp.	13,765	4,103,622
Scentre Group	550,651	1,166,000
Segro PLC	128,094	1,894,073
Seritage Growth Properties, Class A (A)	5,362	90,511
Service Properties Trust	60,148	755,459
Simon Property Group, Inc.	41,363	5,314,732
SITE Centers Corp.	23,351	349,564
SL Green Realty Corp.	14,579	1,154,948
SmartCentres Real Estate Investment Trust	1,965	47,610
Spirit Realty Capital, Inc.	24,147	1,141,187
STAG Industrial, Inc.	24,343	869,289
Stockland	253,913	914,564
STORE Capital Corp.	50,427	1,734,689
Summit Hotel Properties, Inc. (A)	16,371	157,325
Sunstone Hotel Investors, Inc. (A)	33,278	417,972
Suntec Real Estate Investment Trust	185,300	202,996
Tanger Factory Outlet Centers, Inc.	13,856	242,896
Terreno Realty Corp.	10,300	655,286
The British Land Company PLC	93,520	675,535
The GEO Group, Inc.	19,686	102,170
The GPT Group	205,992	738,791
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
The Macerich Company	47,522	$756,075
UDR, Inc.	37,374	1,780,124
UMH Properties, Inc.	5,854	124,163
Unibail-Rodamco-Westfield (A)	7,309	643,516
Unibail-Rodamco-Westfield (Euronext Amsterdam Exchange) (A)	7,490	659,452
United Urban Investment Corp.	342	489,829
Uniti Group, Inc.	29,655	322,053
Universal Health Realty Income Trust	2,211	153,001
Urban Edge Properties	41,108	795,440
Urstadt Biddle Properties, Inc., Class A	4,876	89,133
Ventas, Inc.	47,175	2,615,854
Vicinity Centres	411,774	501,189
Vornado Realty Trust	19,758	934,158
Washington Real Estate Investment Trust	13,056	308,774
Weingarten Realty Investors	25,244	827,246
Welltower, Inc.	52,555	3,929,537
Weyerhaeuser Company	94,155	3,574,124
Whitestone REIT	7,248	60,013
Xenia Hotels & Resorts, Inc. (A)	17,485	339,384
		206,142,582
Real estate management and development – 0.7%
Aeon Mall Company, Ltd.	11,600	184,973
Agile Group Holdings, Ltd.	136,600	192,752
Aroundtown SA	107,030	902,752
Ayala Land, Inc.	780,970	563,525
Azrieli Group, Ltd.	3,786	287,713
CapitaLand, Ltd.	259,200	716,581
CBRE Group, Inc., Class A (A)	42,256	3,709,232
Cencosud Shopping SA	43,998	82,294
Central Pattana PCL, NVDR	219,900	355,122
China Aoyuan Group, Ltd.	137,000	160,668
China Evergrande Group	236,035	367,821
China Jinmao Holdings Group, Ltd.	672,400	259,885
China Overseas Land & Investment, Ltd.	456,297	1,106,113
China Overseas Property Holdings, Ltd.	150,000	155,444
China Resources Land, Ltd.	380,705	1,798,798
China Vanke Company, Ltd., H Shares	202,100	696,787
CIFI Holdings Group Company, Ltd.	390,700	340,467
City Developments, Ltd.	44,700	257,632
CK Asset Holdings, Ltd. (C)	277,698	1,890,667
Country Garden Holdings Company, Ltd.	908,167	1,157,810
Cushman & Wakefield PLC (A)	17,193	326,839
Daito Trust Construction Company, Ltd.	7,500	816,601
Daiwa House Industry Company, Ltd.	65,500	1,906,825
Dalian Wanda Commercial Properties Company, Ltd., H Shares (A)(B)	37,400	254,445
Deutsche Wohnen SE	36,351	2,314,405
ESR Cayman, Ltd. (A)(B)	195,600	624,760
eXp World Holdings, Inc. (A)	7,634	246,273
Fastighets AB Balder, B Shares (A)	10,620	668,524
Fathom Holdings, Inc. (A)	834	27,539
FirstService Corp.	4,242	688,208
Forestar Group, Inc. (A)	2,702	62,173
FRP Holdings, Inc. (A)	1,079	61,859
Greentown China Holdings, Ltd. (C)	101,500	115,981
Guangzhou R&F Properties Company, Ltd., H Shares	198,200	267,567
Hang Lung Properties, Ltd.	215,000	555,932
Henderson Land Development Company, Ltd.	153,376	739,536
Highwealth Construction Corp.	78,655	120,878
Hongkong Land Holdings, Ltd.	124,200	608,294
Hopson Development Holdings, Ltd.	78,000	378,236
Hulic Company, Ltd.	34,200	385,609

99

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Jones Lang LaSalle, Inc. (A)	10,745	$2,173,176
Kaisa Group Holdings, Ltd. (A)	293,800	134,820
KE Holdings, Inc., ADR (A)	14,700	762,783
Kennedy-Wilson Holdings, Inc.	18,306	363,191
KWG Group Holdings, Ltd.	150,000	228,486
Land & Houses PCL, NVDR	836,700	214,144
LEG Immobilien SE	7,684	1,130,545
Lendlease Corp., Ltd.	72,568	692,928
Logan Group Company, Ltd.	163,500	262,026
Longfor Group Holdings, Ltd. (B)	212,300	1,244,198
Marcus & Millichap, Inc. (A)	3,683	144,742
Megaworld Corp.	1,174,700	76,883
Mitsubishi Estate Company, Ltd.	136,900	2,245,883
Mitsui Fudosan Company, Ltd.	106,204	2,515,454
Multiplan Empreendimentos Imobiliarios SA	501	2,460
NEPI Rockcastle PLC	39,990	278,426
New World Development Company, Ltd.	159,064	864,601
Newmark Group, Inc., Class A	22,379	288,689
Nomura Real Estate Holdings, Inc.	13,700	359,307
Poly Property Services Company, Ltd., H Shares (C)	14,000	112,375
Rafael Holdings, Inc., Class B (A)	1,414	73,104
RE/MAX Holdings, Inc., Class A	3,037	106,325
Realogy Holdings Corp. (A)	17,492	309,783
Redfin Corp. (A)	15,306	903,513
Ruentex Development Company, Ltd.	86,620	163,386
Seazen Group, Ltd. (A)	260,800	295,694
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	121,851	105,763
Shenzhen Investment, Ltd.	354,900	126,994
Shimao Group Holdings, Ltd.	146,700	420,893
Sino Land Company, Ltd.	330,075	526,873
SM Prime Holdings, Inc.	965,100	744,587
Stratus Properties, Inc. (A)	1,209	32,849
Sumitomo Realty & Development Company, Ltd.	35,883	1,219,400
Sun Hung Kai Properties, Ltd.	139,500	2,178,540
Sunac China Holdings, Ltd.	301,700	1,109,453
Swire Pacific, Ltd., Class A	53,000	412,556
Swire Properties, Ltd.	124,800	376,225
Swiss Prime Site AG	5,705	585,855
Tejon Ranch Company (A)	3,716	55,591
The RMR Group, Inc., Class A	2,503	97,917
The St. Joe Company	5,009	234,271
The Wharf Holdings, Ltd.	182,125	627,536
Tokyu Fudosan Holdings Corp.	71,200	427,383
UOL Group, Ltd.	44,300	248,425
Vonovia SE	57,292	3,596,176
Wharf Real Estate Investment Company, Ltd.	178,125	1,078,116
Yuexiu Property Company, Ltd.	809,500	200,174
Zhenro Properties Group, Ltd.	181,000	116,372
		56,826,391
		262,968,973
Utilities – 2.1%
Electric utilities – 1.1%
ALLETE, Inc.	18,855	1,298,921
Alliant Energy Corp.	16,668	952,576
American Electric Power Company, Inc.	33,125	2,848,750
AusNet Services, Ltd.	190,867	258,454
Centrais Eletricas Brasileiras SA	33,900	280,543
CEZ AS	18,027	538,646
Chubu Electric Power Company, Inc.	73,600	878,357
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
CK Infrastructure Holdings, Ltd.	69,500	$442,399
CLP Holdings, Ltd.	175,000	1,805,870
CPFL Energia SA	23,700	131,922
Duke Energy Corp.	51,273	5,138,580
Edison International	25,300	1,413,511
EDP - Energias de Portugal SA	332,956	1,938,203
Electricite de France SA (C)	66,922	946,548
Elia Group SA/NV	3,542	385,396
Emera, Inc.	27,349	1,279,101
Endesa SA	34,850	1,004,769
Enel Americas SA	2,802,565	380,638
Enel Chile SA	2,223,267	131,739
Enel SpA	849,859	8,428,305
Energisa SA	19,300	174,865
Entergy Corp.	13,373	1,407,642
Equatorial Energia SA	95,790	467,215
Evergy, Inc.	15,138	938,405
Eversource Energy	22,880	1,857,627
Exelon Corp.	65,126	2,938,485
FirstEnergy Corp.	36,234	1,373,631
Fortis, Inc.	50,598	2,308,648
Fortum OYJ	48,520	1,401,566
Hawaiian Electric Industries, Inc.	22,952	988,084
HK Electric Investments & HK Electric Investments, Ltd.	251,500	255,992
Hydro One, Ltd. (B)	36,794	936,259
Iberdrola SA	670,354	9,240,153
IDACORP, Inc.	10,610	1,039,250
Interconexion Electrica SA ESP	137,502	765,754
Korea Electric Power Corp.	26,319	600,103
Kyushu Electric Power Company, Inc.	43,000	350,998
Manila Electric Company	20,630	122,563
Mercury NZ, Ltd.	91,999	435,495
MGE Energy, Inc.	5,300	397,606
NextEra Energy, Inc.	130,731	9,572,124
NRG Energy, Inc.	16,322	524,752
OGE Energy Corp.	42,049	1,450,691
Orsted A/S (B)	20,472	3,130,763
Otter Tail Corp.	5,915	283,743
PGE Polska Grupa Energetyczna SA (A)	102,066	282,198
Pinnacle West Capital Corp.	7,518	635,872
PNM Resources, Inc.	31,137	1,529,449
Portland General Electric Company	13,824	662,723
Power Assets Holdings, Ltd.	147,000	922,303
PPL Corp.	51,295	1,493,197
Red Electrica Corp. SA	47,035	941,763
Spark Energy, Inc., Class A	2,826	29,362
SSE PLC	111,844	2,441,074
Tenaga Nasional BHD	268,036	647,623
Terna SpA	144,042	1,100,648
The Chugoku Electric Power Company, Inc.	31,700	307,388
The Kansai Electric Power Company, Inc.	80,700	762,398
The Southern Company	70,480	4,505,082
Tohoku Electric Power Company, Inc.	47,400	386,339
Tokyo Electric Power Company Holdings, Inc. (A)	166,300	520,558
Verbund AG	11,153	1,032,049
Xcel Energy, Inc.	35,863	2,541,969
		94,187,637
Gas utilities – 0.3%
AltaGas, Ltd.	32,106	637,310
APA Group	124,727	886,631
Atmos Energy Corp.	8,549	847,804

100

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
Beijing Enterprises Holdings, Ltd.	61,714	$215,409
Brookfield Infrastructure Corp., Class A (C)	4,811	344,371
Chesapeake Utilities Corp.	2,604	298,314
China Gas Holdings, Ltd.	307,600	1,169,902
China Resources Gas Group, Ltd.	108,100	670,286
Enagas SA	27,189	638,644
ENN Energy Holdings, Ltd.	93,700	1,722,531
Hong Kong & China Gas Company, Ltd.	1,127,738	1,985,239
Infraestructura Energetica Nova SAB de CV (A)	48,135	198,311
Korea Gas Corp. (A)	2,949	87,673
Kunlun Energy Company, Ltd.	466,490	529,651
National Fuel Gas Company	19,165	994,472
Naturgy Energy Group SA (C)	31,463	823,358
New Jersey Resources Corp.	34,873	1,489,775
Northwest Natural Holding Company	4,900	259,112
ONE Gas, Inc.	19,223	1,428,653
Osaka Gas Company, Ltd.	42,400	811,169
Perusahaan Gas Negara Tbk PT (A)	1,117,869	88,327
Petronas Gas BHD	91,499	358,558
Snam SpA	206,450	1,214,930
South Jersey Industries, Inc.	15,701	418,589
Southwest Gas Holdings, Inc.	20,709	1,367,001
Spire, Inc.	18,553	1,329,508
Toho Gas Company, Ltd.	8,345	462,651
Tokyo Gas Company, Ltd.	43,000	851,573
UGI Corp.	43,843	2,018,970
		24,148,722
Independent power and renewable electricity producers – 0.1%
Aboitiz Power Corp.	137,900	67,497
B. Grimm Power PCL, NVDR	76,500	107,082
Brookfield Renewable Corp., Class A	19,749	843,677
Brookfield Renewable Corp., Class A (Toronto Stock Exchange)	13,604	581,074
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	1,136,000	31,471
China Longyuan Power Group Corp., Ltd., H Shares	375,300	539,366
China Power International Development, Ltd.	483,900	121,607
China Resources Power Holdings Company, Ltd.	230,332	297,363
Clearway Energy, Inc., Class A	4,641	116,628
Clearway Energy, Inc., Class C	13,193	353,968
Colbun SA	617,967	85,500
Electricity Generating PCL, NVDR	28,600	159,112
Energy Absolute PCL, NVDR	145,600	276,986
Engie Brasil Energia SA	19,583	150,225
Global Power Synergy PCL, NVDR	68,700	158,116
Gulf Energy Development PCL	43,000	46,428
Gulf Energy Development PCL, NVDR	235,500	254,277
Huaneng Power International, Inc., H Shares	419,864	149,400
Meridian Energy, Ltd.	172,124	641,445
Northland Power, Inc. (C)	21,152	707,722
Ormat Technologies, Inc.	6,720	464,016
Ratch Group PCL, NVDR	78,700	127,746
Sunnova Energy International, Inc. (A)	8,592	250,886
The AES Corp.	44,565	1,132,397
Uniper SE	21,207	778,790
		8,442,779
Multi-utilities – 0.5%
AGL Energy, Ltd.	65,287	416,331
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
Algonquin Power & Utilities Corp.	65,930	$1,006,919
Ameren Corp.	16,900	1,422,980
Atco, Ltd., Class I	9,639	347,245
Avista Corp.	10,646	482,583
Black Hills Corp.	22,803	1,500,209
Canadian Utilities, Ltd., Class A	15,531	448,683
CenterPoint Energy, Inc.	36,793	930,863
CMS Energy Corp.	19,274	1,209,251
Consolidated Edison, Inc.	22,841	1,764,239
Dominion Energy, Inc.	53,740	4,091,764
DTE Energy Company	12,926	1,783,659
E.ON SE	238,082	2,895,415
Engie SA	195,927	2,928,017
MDU Resources Group, Inc.	42,154	1,418,904
National Grid PLC	378,573	5,053,177
NiSource, Inc.	26,140	666,570
NorthWestern Corp.	18,406	1,166,020
Public Service Enterprise Group, Inc.	33,692	2,092,947
RWE AG	68,596	2,606,644
Sempra Energy	20,184	2,734,730
Suez SA	36,601	891,481
Unitil Corp.	2,392	131,201
Veolia Environnement SA	57,670	1,818,365
WEC Energy Group, Inc.	21,041	1,975,960
		41,784,157
Water utilities – 0.1%
American States Water Company	5,623	446,298
American Water Works Company, Inc.	12,103	1,876,207
Artesian Resources Corp., Class A	1,458	60,128
Beijing Enterprises Water Group, Ltd. (A)	573,700	229,126
Cadiz, Inc. (A)(C)	3,554	48,903
California Water Service Group	7,536	428,346
Cia de Saneamento Basico do Estado de Sao Paulo	36,798	282,144
Consolidated Water Company, Ltd.	3,428	42,199
Essential Utilities, Inc.	46,945	2,243,971
Global Water Resources, Inc.	2,152	36,756
Guangdong Investment, Ltd.	349,980	521,552
Middlesex Water Company	2,581	221,863
Pure Cycle Corp. (A)	3,689	52,162
Severn Trent PLC	25,339	880,745
SJW Group	4,113	265,083
The York Water Company	2,013	101,314
United Utilities Group PLC	72,638	1,009,856
		8,746,653
		177,309,948
TOTAL COMMON STOCKS (Cost $5,957,565,988)		$7,819,918,203
PREFERRED SECURITIES – 0.4%
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	5,925	540,469
Hyundai Motor Company	2,328	229,057
Hyundai Motor Company, 2nd Preferred	3,595	352,084
Porsche Automobil Holding SE	16,423	1,827,094
Volkswagen AG	19,954	5,493,310
		8,442,014
Multiline retail – 0.0%
Lojas Americanas SA	97,626	375,578
Textiles, apparel and luxury goods – 0.0%
Alpargatas SA (A)	19,900	179,576
		8,997,168

101

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Consumer staples – 0.0%
Beverages – 0.0%
Embotelladora Andina SA, B Shares	29,686	$70,681
Household products – 0.0%
Henkel AG & Company KGaA	19,166	2,207,587
Personal products – 0.0%
LG Household & Health Care, Ltd.	208	133,853
		2,412,121
Energy – 0.1%
Oil, gas and consumable fuels – 0.1%
Petroleo Brasileiro SA	519,033	2,687,933
Financials – 0.1%
Banks – 0.1%
Banco Bradesco SA	532,998	2,714,233
Bancolombia SA	138,697	1,045,090
Itau Unibanco Holding SA	521,467	2,964,689
Itausa SA	475,459	994,398
		7,718,410
Health care – 0.0%
Health care equipment and supplies – 0.0%
Sartorius AG	3,802	1,887,078
Information technology – 0.1%
Technology hardware, storage and peripherals – 0.1%
Samsung Electronics Company, Ltd.	83,437	5,398,003
Materials – 0.0%
Chemicals – 0.0%
FUCHS PETROLUB SE	7,315	375,889
LG Chem, Ltd.	769	263,675
Sociedad Quimica y Minera de Chile SA, B Shares	9,381	407,870
		1,047,434
Metals and mining – 0.0%
Bradespar SA	23,900	320,642
Gerdau SA	117,583	736,628
		1,057,270
		2,104,704
Utilities – 0.0%
Electric utilities – 0.0%
Centrais Eletricas Brasileiras SA, B Shares	28,579	235,412
Cia Energetica de Minas Gerais	115,259	302,981
Cia Paranaense de Energia, B Shares	111,700	138,669
		677,062
TOTAL PREFERRED SECURITIES (Cost $24,409,709)		$31,882,479
EXCHANGE-TRADED FUNDS – 1.7%
iShares MSCI India ETF	1,560,220	69,086,542
iShares MSCI Russia ETF (C)	239,440	10,348,597
KraneShares Bosera MSCI China A ETF (C)	339,628	16,563,658
VanEck Vectors Russia ETF	611,800	17,209,934
Xtrackers Harvest CSI 300 China A-Shares ETF (C)	713,532	30,053,968
TOTAL EXCHANGE-TRADED FUNDS (Cost $96,220,046)		$143,262,699
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(E)	37,553	34,549
TOTAL RIGHTS (Cost $11,142)		$34,549
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
WARRANTS – 0.0%
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (A)	119,346	$76,955
Minor International PCL (Expiration Date: 10-1-21; Strike Price: THB 48.00) (A)	1,847	40
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (A)	9,247	1,320
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (A)	10,203	1,626
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (A)	20,359	6,835
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (A)	4,236	2,284
Whiting Petroleum Corp., Class A (Expiration Date: 9-1-24; Strike Price: $73.44) (A)	701	3,533
Whiting Petroleum Corp., Class B (Expiration Date: 9-1-25; Strike Price: $83.45) (A)	350	1,404
TOTAL WARRANTS (Cost $11,112)		$93,997
SHORT-TERM INVESTMENTS – 5.1%
U.S. Government – 0.4%
U.S. Cash Management Bill 0.011%, 09/21/2021 *	$19,000,000	18,999,409
U.S. Treasury Bill 0.060%, 06/03/2021 *	12,000,000	11,999,997
		30,999,406
U.S. Government Agency – 3.3%
Federal Home Loan Bank Discount Note
0.005%, 06/18/2021 *	7,300,000	7,300,000
0.008%, 08/27/2021 *	3,000,000	2,999,927
0.009%, 07/30/2021 *	20,000,000	20,000,000
0.010%, 06/02/2021 *	89,800,000	89,800,000
0.012%, 06/09/2021 *	19,500,000	19,500,000
0.015%, 07/14/2021 *	46,800,000	46,800,000
0.015%, 07/23/2021 *	6,200,000	6,200,000
0.020%, 07/16/2021 *	10,000,000	10,000,000
0.020%, 07/16/2021 *	33,600,000	33,600,000
Federal National Mortgage Association Discount Note 0.010%, 07/07/2021 *	42,500,000	42,500,000
		278,699,927
Short-term funds – 1.1%
John Hancock Collateral Trust, 0.0241% (F)(G)	9,665,864	96,707,937
Repurchase agreement – 0.3%
Repurchase Agreement with State Street Corp. dated 5-28-21 at 0.000% to be repurchased at $25,161,000 on 6-1-21, collateralized by $25,649,300 U.S. Treasury Notes, 0.125% due 12-31-22 (valued at $25,664,409)	$25,161,000	25,161,000
TOTAL SHORT-TERM INVESTMENTS (Cost $431,561,475)		$431,568,270
Total Investments (Strategic Equity Allocation Fund) (Cost $6,509,779,472) – 100.4%		$8,426,760,197
Other assets and liabilities, net – (0.4%)		(35,380,500)
TOTAL NET ASSETS – 100.0%		$8,391,379,697
Currency Abbreviations

102

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
CHF	Swiss Franc
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 5-31-21. The value of securities on loan amounted to $95,364,086. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $3,354,923 in the form of U.S. Treasuries was pledged to the fund.
Strategic Equity Allocation Fund (continued)
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 5-31-21.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	164	Long	Jun 2021	$13,160,187	$13,569,360	$409,173
Mini MSCI EAFE Index Futures	1,113	Long	Jun 2021	122,996,933	130,054,049	7,057,116
Mini MSCI Emerging Markets Index Futures	900	Long	Jun 2021	59,343,044	61,240,500	1,897,456
Russell 2000 E-Mini Index Futures	163	Long	Jun 2021	17,861,705	18,489,090	627,385
S&P 500 Index E-Mini Futures	614	Long	Jun 2021	124,377,985	129,013,680	4,635,695
S&P Mid 400 Index E-Mini Futures	151	Long	Jun 2021	39,739,591	41,173,170	1,433,579
S&P/TSX 60 Index Futures	73	Long	Jun 2021	13,501,765	14,244,079	742,314
						$16,802,718
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
U.S. Sector Rotation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 97.1%
Communication services – 10.8%
Diversified telecommunication services – 1.3%
AT&T, Inc.	246,244	$7,246,961
Lumen Technologies, Inc.	34,085	471,736
Verizon Communications, Inc.	142,881	8,071,348
		15,790,045
Entertainment – 2.0%
Activision Blizzard, Inc.	26,207	2,548,631
Electronic Arts, Inc.	9,729	1,390,566
Live Nation Entertainment, Inc. (A)	4,854	437,394
Netflix, Inc. (A)	14,981	7,532,597
Take-Two Interactive Software, Inc. (A)	3,896	722,942
The Walt Disney Company (A)	61,403	10,969,646
		23,601,776
Interactive media and services – 6.0%
Alphabet, Inc., Class A (A)	9,712	22,889,727
Alphabet, Inc., Class C (A)	9,309	22,449,212
Facebook, Inc., Class A (A)	77,684	25,537,061
Twitter, Inc. (A)	25,776	1,495,008
		72,371,008
Media – 1.3%
Charter Communications, Inc., Class A (A)	4,546	3,157,333
Comcast Corp., Class A	146,952	8,426,228
Discovery, Inc., Series A (A)(B)	5,225	167,775
Discovery, Inc., Series C (A)	9,311	279,796
DISH Network Corp., Class A (A)	7,955	346,202
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Fox Corp., Class A	10,748	$401,438
Fox Corp., Class B	4,943	179,332
News Corp., Class A	12,571	339,291
News Corp., Class B	3,916	100,602
Omnicom Group, Inc.	6,912	568,443
The Interpublic Group of Companies, Inc.	12,559	423,113
ViacomCBS, Inc., Class B	18,888	801,229
		15,190,782
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	20,168	2,852,764
		129,806,375
Consumer discretionary – 12.2%
Auto components – 0.1%
Aptiv PLC (A)	6,542	984,048
BorgWarner, Inc.	5,791	297,020
		1,281,068
Automobiles – 1.2%
Ford Motor Company (A)	94,683	1,375,744
General Motors Company (A)	30,723	1,822,181
Tesla, Inc. (A)	18,605	11,632,218
		14,830,143
Distributors – 0.1%
Genuine Parts Company	4,512	591,613
LKQ Corp. (A)	8,720	444,371

103

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Distributors (continued)
Pool Corp.	1,257	$548,743
		1,584,727
Hotels, restaurants and leisure – 1.8%
Booking Holdings, Inc. (A)	1,162	2,744,121
Caesars Entertainment, Inc. (A)	5,907	634,707
Carnival Corp. (A)	22,628	668,884
Chipotle Mexican Grill, Inc. (A)	798	1,094,840
Darden Restaurants, Inc.	3,696	529,378
Domino's Pizza, Inc.	1,101	469,984
Expedia Group, Inc. (A)	3,924	694,352
Hilton Worldwide Holdings, Inc. (A)	7,874	986,376
Las Vegas Sands Corp. (A)	9,316	537,999
Marriott International, Inc., Class A (A)	7,545	1,083,311
McDonald's Corp.	21,146	4,945,838
MGM Resorts International	11,649	499,393
Norwegian Cruise Line Holdings, Ltd. (A)	10,302	328,634
Penn National Gaming, Inc. (A)	4,216	345,586
Royal Caribbean Cruises, Ltd. (A)	6,209	579,113
Starbucks Corp.	33,391	3,802,567
Wynn Resorts, Ltd. (A)	2,984	393,500
Yum! Brands, Inc.	8,510	1,020,945
		21,359,528
Household durables – 0.5%
D.R. Horton, Inc.	11,667	1,111,748
Garmin, Ltd.	5,267	749,178
Hamilton Beach Brands Holding Company, Class B	294	7,409
Leggett & Platt, Inc.	4,688	257,981
Lennar Corp., A Shares	9,676	958,021
Mohawk Industries, Inc. (A)	2,079	438,004
Newell Brands, Inc.	13,321	382,179
NVR, Inc. (A)	122	596,242
PulteGroup, Inc.	9,373	541,666
Whirlpool Corp.	2,213	524,680
		5,567,108
Internet and direct marketing retail – 4.4%
Amazon.com, Inc. (A)	15,479	49,889,901
eBay, Inc.	23,377	1,423,192
Etsy, Inc. (A)	4,558	750,839
		52,063,932
Leisure products – 0.0%
Hasbro, Inc.	4,503	432,153
Multiline retail – 0.5%
Dollar General Corp.	7,730	1,568,881
Dollar Tree, Inc. (A)	7,420	723,450
Target Corp.	15,803	3,586,017
		5,878,348
Specialty retail – 2.9%
Advance Auto Parts, Inc.	2,846	539,972
AutoZone, Inc. (A)	964	1,355,962
Best Buy Company, Inc.	10,011	1,163,679
CarMax, Inc. (A)	7,061	813,357
L Brands, Inc. (A)	10,148	709,041
Lowe's Companies, Inc.	31,755	6,186,827
O'Reilly Automotive, Inc. (A)	3,050	1,632,116
Ross Stores, Inc.	15,465	1,954,621
The Gap, Inc.	8,936	298,909
The Home Depot, Inc.	46,768	14,914,783
The TJX Companies, Inc.	52,156	3,522,616
Tractor Supply Company	5,052	917,948
Ulta Beauty, Inc. (A)	2,447	845,096
		34,854,927
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods – 0.7%
Hanesbrands, Inc.	12,295	$240,244
NIKE, Inc., Class B	44,819	6,116,001
PVH Corp. (A)	2,506	287,739
Ralph Lauren Corp. (A)	1,700	210,936
Tapestry, Inc. (A)	9,794	439,653
Under Armour, Inc., Class A (A)	6,649	150,134
Under Armour, Inc., Class C (A)	6,869	130,923
VF Corp.	11,322	902,590
		8,478,220
		146,330,154
Consumer staples – 4.4%
Beverages – 1.0%
Brown-Forman Corp., Class B	4,138	332,530
Constellation Brands, Inc., Class A	3,852	923,401
Molson Coors Beverage Company, Class B (A)	4,265	248,735
Monster Beverage Corp. (A)	8,376	789,606
PepsiCo, Inc.	31,257	4,624,161
The Coca-Cola Company	87,870	4,858,332
		11,776,765
Food and staples retailing – 0.9%
Costco Wholesale Corp.	10,673	4,037,276
Sysco Corp.	12,307	996,867
The Kroger Company	18,358	678,879
Walgreens Boots Alliance, Inc.	17,292	910,597
Walmart, Inc.	33,427	4,747,637
		11,371,256
Food products – 0.7%
Archer-Daniels-Midland Company	12,652	841,738
Campbell Soup Company	4,599	223,833
Conagra Brands, Inc.	11,070	421,767
General Mills, Inc.	13,853	870,800
Hormel Foods Corp.	6,364	308,909
Kellogg Company	5,767	377,681
Lamb Weston Holdings, Inc.	3,316	273,537
McCormick & Company, Inc.	5,640	502,298
Mondelez International, Inc., Class A	31,994	2,032,579
The Hershey Company	3,320	574,526
The J.M. Smucker Company	2,483	330,959
The Kraft Heinz Company	14,688	640,250
Tyson Foods, Inc., Class A	6,677	530,822
		7,929,699
Household products – 1.2%
Church & Dwight Company, Inc.	7,224	619,314
Colgate-Palmolive Company	25,010	2,095,338
Kimberly-Clark Corp.	9,962	1,301,336
The Clorox Company	3,708	655,315
The Procter & Gamble Company	72,578	9,787,143
		14,458,446
Personal products – 0.2%
The Estee Lauder Companies, Inc., Class A	6,771	2,075,447
Tobacco – 0.4%
Altria Group, Inc.	42,111	2,072,703
Philip Morris International, Inc.	35,283	3,402,340
		5,475,043
		53,086,656
Energy – 2.6%
Energy equipment and services – 0.2%
Baker Hughes Company	23,080	563,152
Halliburton Company	28,136	631,653
NOV, Inc. (A)	12,292	198,147

104

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Schlumberger NV	44,272	$1,387,042
		2,779,994
Oil, gas and consumable fuels – 2.4%
APA Corp.	11,964	248,851
Cabot Oil & Gas Corp.	12,646	207,394
Chevron Corp.	61,141	6,345,824
ConocoPhillips	42,894	2,390,912
Devon Energy Corp.	18,754	498,106
Diamondback Energy, Inc.	5,725	458,401
EOG Resources, Inc.	18,477	1,484,442
Exxon Mobil Corp.	134,041	7,823,973
Hess Corp.	8,651	725,127
HollyFrontier Corp.	4,731	153,616
Kinder Morgan, Inc.	61,642	1,130,514
Marathon Oil Corp.	24,994	302,677
Marathon Petroleum Corp.	20,621	1,274,378
Occidental Petroleum Corp.	26,545	689,108
ONEOK, Inc.	14,089	743,054
Phillips 66	13,830	1,164,763
Pioneer Natural Resources Company	6,514	991,366
The Williams Companies, Inc.	38,431	1,012,273
Valero Energy Corp.	12,936	1,040,054
		28,684,833
		31,464,827
Financials – 12.0%
Banks – 4.9%
Bank of America Corp.	266,896	11,313,721
Citigroup, Inc.	73,329	5,771,726
Citizens Financial Group, Inc.	14,934	745,207
Comerica, Inc.	4,889	383,738
Fifth Third Bancorp	24,980	1,052,657
First Republic Bank	6,182	1,183,482
Huntington Bancshares, Inc.	35,736	566,773
JPMorgan Chase & Co.	107,202	17,606,856
KeyCorp	34,035	784,166
M&T Bank Corp.	4,519	726,158
People's United Financial, Inc.	14,949	282,686
Regions Financial Corp.	33,749	790,064
SVB Financial Group (A)	1,896	1,105,159
The PNC Financial Services Group, Inc.	14,896	2,899,953
Truist Financial Corp.	47,328	2,923,924
U.S. Bancorp	48,022	2,918,777
Wells Fargo & Company	145,234	6,785,332
Zions Bancorp NA	5,769	333,910
		58,174,289
Capital markets – 3.1%
Ameriprise Financial, Inc.	4,031	1,047,415
BlackRock, Inc.	4,901	4,298,373
Cboe Global Markets, Inc.	3,702	412,033
CME Group, Inc.	12,396	2,711,749
Franklin Resources, Inc.	9,423	322,361
Intercontinental Exchange, Inc.	19,395	2,189,308
Invesco, Ltd.	12,998	370,833
MarketAxess Holdings, Inc.	1,312	612,100
Moody's Corp.	5,556	1,863,205
Morgan Stanley	51,815	4,712,574
MSCI, Inc.	2,851	1,334,639
Nasdaq, Inc.	3,983	666,993
Northern Trust Corp.	7,193	871,720
Raymond James Financial, Inc.	4,232	561,121
S&P Global, Inc.	8,311	3,153,775
State Street Corp.	12,147	1,056,546
T. Rowe Price Group, Inc.	7,871	1,506,116
The Bank of New York Mellon Corp.	27,857	1,450,793
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
The Charles Schwab Corp.	51,673	$3,816,051
The Goldman Sachs Group, Inc.	11,880	4,419,598
		37,377,303
Consumer finance – 0.7%
American Express Company	22,531	3,607,889
Capital One Financial Corp.	15,857	2,549,488
Discover Financial Services	10,590	1,241,783
Synchrony Financial	18,753	889,080
		8,288,240
Diversified financial services – 1.6%
Berkshire Hathaway, Inc., Class B (A)	65,835	19,055,282
NewStar Financial, Inc. (A)(C)	2,317	235
		19,055,517
Insurance – 1.7%
Aflac, Inc.	18,854	1,068,645
American International Group, Inc.	25,461	1,345,359
Aon PLC, Class A	6,653	1,685,671
Arthur J. Gallagher & Company	6,032	884,352
Assurant, Inc.	1,705	274,761
Chubb, Ltd.	13,255	2,253,217
Cincinnati Financial Corp.	4,414	537,228
Everest Re Group, Ltd.	1,177	305,973
Globe Life, Inc.	2,798	294,965
Lincoln National Corp.	5,313	370,794
Loews Corp.	6,683	390,154
Marsh & McLennan Companies, Inc.	14,962	2,069,993
MetLife, Inc.	22,132	1,446,548
Principal Financial Group, Inc.	7,464	488,071
Prudential Financial, Inc.	11,688	1,250,265
The Allstate Corp.	8,917	1,218,151
The Hartford Financial Services Group, Inc.	10,526	687,874
The Progressive Corp.	17,245	1,708,635
The Travelers Companies, Inc.	7,426	1,185,932
Unum Group	5,998	185,758
W.R. Berkley Corp.	4,125	321,709
Willis Towers Watson PLC	3,797	992,384
		20,966,439
		143,861,788
Health care – 13.8%
Biotechnology – 1.9%
AbbVie, Inc.	63,829	7,225,443
Alexion Pharmaceuticals, Inc. (A)	7,947	1,403,043
Amgen, Inc.	20,877	4,967,473
Biogen, Inc. (A)	5,506	1,472,745
Gilead Sciences, Inc.	45,420	3,002,716
Incyte Corp. (A)	6,754	565,850
Regeneron Pharmaceuticals, Inc. (A)	3,806	1,912,249
Vertex Pharmaceuticals, Inc. (A)	9,396	1,960,287
		22,509,806
Health care equipment and supplies – 3.8%
Abbott Laboratories	63,974	7,462,567
ABIOMED, Inc. (A)	1,633	464,719
Align Technology, Inc. (A)	2,600	1,534,390
Baxter International, Inc.	18,240	1,497,869
Becton, Dickinson and Company	10,493	2,538,152
Boston Scientific Corp. (A)	51,177	2,177,581
Danaher Corp.	22,890	5,863,045
Dentsply Sirona, Inc.	7,910	529,337
DexCom, Inc. (A)	3,473	1,282,891
Edwards Lifesciences Corp. (A)	22,553	2,162,833
Hologic, Inc. (A)	9,305	586,773
IDEXX Laboratories, Inc. (A)	3,085	1,721,769

105

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Intuitive Surgical, Inc. (A)	4,251	$3,580,107
Medtronic PLC	48,682	6,162,654
ResMed, Inc.	5,255	1,081,742
STERIS PLC	3,082	588,231
Stryker Corp.	11,819	3,017,036
Teleflex, Inc.	1,686	678,092
The Cooper Companies, Inc.	1,775	698,374
West Pharmaceutical Services, Inc.	2,676	929,937
Zimmer Biomet Holdings, Inc.	7,506	1,263,485
		45,821,584
Health care providers and services – 3.0%
AmerisourceBergen Corp.	5,323	610,761
Anthem, Inc.	8,844	3,521,858
Cardinal Health, Inc.	10,605	594,622
Centene Corp. (A)	21,002	1,545,747
Cigna Corp.	12,706	3,288,948
CVS Health Corp.	47,356	4,093,453
DaVita, Inc. (A)	2,607	313,022
HCA Healthcare, Inc.	9,575	2,056,614
Henry Schein, Inc. (A)	5,145	391,226
Humana, Inc.	4,653	2,036,618
Laboratory Corp. of America Holdings (A)	3,525	967,542
McKesson Corp.	5,742	1,104,703
Quest Diagnostics, Inc.	4,819	634,518
UnitedHealth Group, Inc.	34,137	14,061,713
Universal Health Services, Inc., Class B	2,811	448,720
		35,670,065
Health care technology – 0.1%
Cerner Corp.	11,061	865,523
Life sciences tools and services – 1.4%
Agilent Technologies, Inc.	12,215	1,687,258
Bio-Rad Laboratories, Inc., Class A (A)	864	520,448
Charles River Laboratories International, Inc. (A)	1,995	674,290
Illumina, Inc. (A)	5,849	2,372,588
IQVIA Holdings, Inc. (A)	7,669	1,841,787
Mettler-Toledo International, Inc. (A)	938	1,220,291
PerkinElmer, Inc.	4,493	651,800
Thermo Fisher Scientific, Inc.	15,787	7,411,997
Waters Corp. (A)	2,493	803,369
		17,183,828
Pharmaceuticals – 3.6%
Bristol-Myers Squibb Company	75,940	4,990,777
Catalent, Inc. (A)	5,770	604,869
Elanco Animal Health, Inc. (A)(C)	2,471	0
Eli Lilly & Company	26,963	5,385,590
Johnson & Johnson	89,098	15,079,837
Merck & Company, Inc.	85,764	6,508,630
Perrigo Company PLC	4,511	208,138
Pfizer, Inc.	189,052	7,321,984
Viatris, Inc.	40,914	623,529
Zoetis, Inc.	16,106	2,845,608
		43,568,962
		165,619,768
Industrials – 8.4%
Aerospace and defense – 1.0%
General Dynamics Corp.	4,884	927,520
Howmet Aerospace, Inc. (A)	8,220	291,646
Huntington Ingalls Industries, Inc.	848	183,346
L3Harris Technologies, Inc.	4,330	944,200
Lockheed Martin Corp.	5,192	1,984,382
Northrop Grumman Corp.	3,266	1,194,931
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
Raytheon Technologies Corp.	32,004	$2,839,075
Teledyne Technologies, Inc. (A)	977	409,822
Textron, Inc.	4,780	327,287
The Boeing Company (A)	11,555	2,854,316
TransDigm Group, Inc. (A)	1,152	747,464
		12,703,989
Air freight and logistics – 0.8%
CH Robinson Worldwide, Inc.	4,849	470,450
Expeditors International of Washington, Inc.	6,138	771,485
FedEx Corp.	8,837	2,781,976
United Parcel Service, Inc., Class B	26,074	5,595,480
		9,619,391
Airlines – 0.3%
Alaska Air Group, Inc. (A)	4,502	311,538
American Airlines Group, Inc. (A)	23,181	561,907
Delta Air Lines, Inc. (A)	23,126	1,102,648
Southwest Airlines Company (A)	21,405	1,315,551
United Airlines Holdings, Inc. (A)	11,541	673,417
		3,965,061
Building products – 0.6%
A.O. Smith Corp.	5,120	363,878
Allegion PLC	3,430	481,846
Carrier Global Corp.	30,893	1,418,915
Fortune Brands Home & Security, Inc.	5,242	540,765
Johnson Controls International PLC	27,231	1,811,951
Masco Corp.	9,721	586,274
Trane Technologies PLC	9,014	1,680,210
		6,883,839
Commercial services and supplies – 0.3%
Cintas Corp.	2,672	944,659
Copart, Inc. (A)	6,298	812,505
Republic Services, Inc.	6,374	695,913
Rollins, Inc.	6,707	228,642
Waste Management, Inc.	11,790	1,658,617
		4,340,336
Construction and engineering – 0.1%
Quanta Services, Inc.	11,358	1,082,985
Electrical equipment – 0.5%
AMETEK, Inc.	6,989	944,214
Eaton Corp. PLC	12,068	1,752,877
Emerson Electric Company	18,189	1,740,505
Generac Holdings, Inc. (A)	1,906	626,540
Rockwell Automation, Inc.	3,521	928,558
		5,992,694
Industrial conglomerates – 1.3%
3M Company	19,863	4,032,984
General Electric Company	300,740	4,228,404
Honeywell International, Inc.	23,856	5,508,589
Roper Technologies, Inc.	3,599	1,619,586
		15,389,563
Machinery – 1.8%
Caterpillar, Inc.	18,341	4,421,648
Cummins, Inc.	4,978	1,280,740
Deere & Company	10,542	3,806,716
Dover Corp.	4,832	727,216
Fortive Corp.	11,371	824,625
IDEX Corp.	2,553	568,451
Illinois Tool Works, Inc.	9,692	2,246,218
Ingersoll Rand, Inc. (A)	12,536	622,287
Otis Worldwide Corp.	13,711	1,073,983
PACCAR, Inc.	11,669	1,068,414

106

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Parker-Hannifin Corp.	4,342	$1,337,987
Pentair PLC	5,586	385,266
Snap-on, Inc.	1,823	464,172
Stanley Black & Decker, Inc.	5,412	1,173,322
Wabtec Corp.	5,972	494,243
Xylem, Inc.	6,066	716,516
		21,211,804
Professional services – 0.4%
Equifax, Inc.	3,689	867,063
IHS Markit, Ltd.	11,291	1,189,055
Jacobs Engineering Group, Inc.	3,940	559,795
Leidos Holdings, Inc.	4,040	415,110
Nielsen Holdings PLC	10,836	294,848
Robert Half International, Inc.	3,426	304,195
Verisk Analytics, Inc.	4,930	852,052
		4,482,118
Road and rail – 1.1%
CSX Corp.	27,632	2,766,516
JB Hunt Transport Services, Inc.	3,026	519,080
Kansas City Southern	3,292	979,963
Norfolk Southern Corp.	9,129	2,564,336
Old Dominion Freight Line, Inc.	3,475	922,439
Union Pacific Corp.	24,274	5,455,096
		13,207,430
Trading companies and distributors – 0.2%
Fastenal Company	15,380	815,755
United Rentals, Inc. (A)	1,933	645,545
W.W. Grainger, Inc.	1,178	544,424
		2,005,724
		100,884,934
Information technology – 26.0%
Communications equipment – 0.8%
Arista Networks, Inc. (A)	1,885	639,731
Cisco Systems, Inc.	144,784	7,659,074
F5 Networks, Inc. (A)	2,114	391,999
Juniper Networks, Inc.	11,255	296,344
Motorola Solutions, Inc.	5,797	1,190,182
		10,177,330
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	20,548	1,382,058
CDW Corp.	4,835	799,806
Corning, Inc.	26,351	1,149,694
IPG Photonics Corp. (A)	1,230	257,390
Keysight Technologies, Inc. (A)	6,382	908,669
TE Connectivity, Ltd.	11,348	1,539,697
Trimble, Inc. (A)	8,607	669,539
Zebra Technologies Corp., Class A (A)	1,834	911,590
		7,618,443
IT services – 5.1%
Accenture PLC, Class A	21,181	5,976,431
Akamai Technologies, Inc. (A)	5,451	622,559
Automatic Data Processing, Inc.	14,291	2,801,322
Broadridge Financial Solutions, Inc.	3,867	616,709
Cognizant Technology Solutions Corp., Class A	17,720	1,268,043
DXC Technology Company (A)	8,502	322,396
Fidelity National Information Services, Inc.	20,743	3,090,292
Fiserv, Inc. (A)	19,890	2,291,328
FleetCor Technologies, Inc. (A)	2,786	764,590
Gartner, Inc. (A)	2,963	686,942
Global Payments, Inc.	9,860	1,909,981
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
IBM Corp.	29,842	$4,289,489
Jack Henry & Associates, Inc.	2,541	391,695
Mastercard, Inc., Class A	29,280	10,557,782
Paychex, Inc.	10,719	1,084,120
PayPal Holdings, Inc. (A)	39,112	10,169,902
The Western Union Company	13,723	335,802
VeriSign, Inc. (A)	3,324	731,014
Visa, Inc., Class A	56,643	12,874,954
		60,785,351
Semiconductors and semiconductor equipment – 5.7%
Advanced Micro Devices, Inc. (A)	42,839	3,430,547
Analog Devices, Inc.	13,041	2,146,549
Applied Materials, Inc.	32,441	4,481,075
Broadcom, Inc.	14,431	6,816,194
Enphase Energy, Inc. (A)	4,561	652,451
Intel Corp.	143,632	8,204,260
KLA Corp.	5,447	1,726,100
Lam Research Corp.	5,052	3,283,042
Maxim Integrated Products, Inc.	9,476	966,647
Microchip Technology, Inc.	9,519	1,494,007
Micron Technology, Inc. (A)	39,546	3,327,400
Monolithic Power Systems, Inc.	1,516	520,170
NVIDIA Corp.	21,918	14,241,878
NXP Semiconductors NV	9,793	2,070,436
Qorvo, Inc. (A)	4,004	731,611
QUALCOMM, Inc.	40,159	5,402,992
Skyworks Solutions, Inc.	5,829	990,930
Teradyne, Inc.	5,893	779,939
Texas Instruments, Inc.	32,532	6,175,224
Xilinx, Inc.	8,688	1,103,376
		68,544,828
Software – 7.8%
Adobe, Inc. (A)	15,047	7,592,415
ANSYS, Inc. (A)	2,723	920,211
Autodesk, Inc. (A)	6,903	1,973,292
Cadence Design Systems, Inc. (A)	8,757	1,112,051
Citrix Systems, Inc.	3,860	443,746
Fortinet, Inc. (A)	4,252	929,232
Intuit, Inc.	8,596	3,774,418
Microsoft Corp.	236,758	59,113,737
NortonLifeLock, Inc.	18,267	505,265
Oracle Corp.	58,222	4,584,400
Paycom Software, Inc. (A)	1,541	507,914
PTC, Inc. (A)	3,300	442,662
salesforce.com, Inc. (A)	28,809	6,859,423
ServiceNow, Inc. (A)	6,156	2,917,205
Synopsys, Inc. (A)	4,783	1,216,508
Tyler Technologies, Inc. (A)	1,274	513,626
		93,406,105
Technology hardware, storage and peripherals – 6.0%
Apple, Inc.	541,195	67,438,297
Hewlett Packard Enterprise Company	44,622	712,167
HP, Inc.	42,955	1,255,575
NetApp, Inc.	7,634	590,643
Seagate Technology Holdings PLC	6,889	659,622
Western Digital Corp. (A)	10,497	789,689
		71,445,993
		311,978,050
Materials – 2.8%
Chemicals – 1.9%
Air Products & Chemicals, Inc.	7,336	2,198,306
Albemarle Corp.	3,867	646,098
Celanese Corp.	3,785	626,228

107

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
CF Industries Holdings, Inc.	7,095	$377,241
Corteva, Inc.	24,669	1,122,440
Dow, Inc.	24,707	1,690,453
DuPont de Nemours, Inc.	17,850	1,509,932
Eastman Chemical Company	4,504	564,802
Ecolab, Inc.	8,245	1,773,335
FMC Corp.	4,289	500,483
International Flavors & Fragrances, Inc.	8,246	1,168,211
Linde PLC	17,334	5,210,600
LyondellBasell Industries NV, Class A	8,530	960,649
PPG Industries, Inc.	7,856	1,411,880
The Mosaic Company	11,438	413,369
The Sherwin-Williams Company	8,021	2,274,194
		22,448,221
Construction materials – 0.1%
Martin Marietta Materials, Inc.	2,065	750,937
Vulcan Materials Company	4,395	805,691
		1,556,628
Containers and packaging – 0.4%
Amcor PLC	51,786	611,075
Avery Dennison Corp.	2,752	606,899
Ball Corp.	10,872	893,244
International Paper Company	13,033	822,382
Packaging Corp. of America	3,144	467,356
Sealed Air Corp.	5,136	292,033
Westrock Company	8,737	509,542
		4,202,531
Metals and mining – 0.4%
Freeport-McMoRan, Inc.	48,355	2,065,726
Newmont Corp.	26,534	1,949,718
Nucor Corp.	9,882	1,013,300
		5,028,744
		33,236,124
Real estate – 2.7%
Equity real estate investment trusts – 2.6%
Alexandria Real Estate Equities, Inc.	4,468	796,466
American Tower Corp.	15,950	4,074,587
AvalonBay Communities, Inc.	4,904	1,014,834
Boston Properties, Inc.	4,983	585,801
Crown Castle International Corp.	15,159	2,872,631
Digital Realty Trust, Inc.	9,881	1,497,564
Duke Realty Corp.	13,137	610,345
Equinix, Inc.	3,138	2,311,827
Equity Residential	12,050	933,273
Essex Property Trust, Inc.	2,284	674,442
Extra Space Storage, Inc.	4,641	695,268
Federal Realty Investment Trust	2,455	280,705
Healthpeak Properties, Inc.	18,934	632,017
Host Hotels & Resorts, Inc. (A)	24,792	425,679
Iron Mountain, Inc.	10,137	441,365
Kimco Realty Corp.	15,199	323,891
Mid-America Apartment Communities, Inc.	4,020	646,014
Prologis, Inc.	25,991	3,062,779
Public Storage	5,345	1,509,856
Realty Income Corp.	13,124	897,682
Regency Centers Corp.	5,551	358,595
SBA Communications Corp.	3,842	1,145,377
Simon Property Group, Inc.	11,546	1,483,546
UDR, Inc.	10,432	496,876
Ventas, Inc.	13,168	730,166
Vornado Realty Trust	5,515	260,749
Welltower, Inc.	14,670	1,096,876
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Weyerhaeuser Company	26,282	$997,665
		30,856,876
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	11,795	1,035,365
		31,892,241
Utilities – 1.4%
Electric utilities – 0.9%
Alliant Energy Corp.	4,653	265,919
American Electric Power Company, Inc.	9,246	795,156
Duke Energy Corp.	14,312	1,434,349
Edison International	7,062	394,554
Entergy Corp.	3,733	392,936
Evergy, Inc.	4,226	261,970
Eversource Energy	6,386	518,479
Exelon Corp.	18,179	820,236
FirstEnergy Corp.	10,114	383,422
NextEra Energy, Inc.	36,491	2,671,871
NRG Energy, Inc.	4,556	146,475
Pinnacle West Capital Corp.	2,098	177,449
PPL Corp.	14,318	416,797
The Southern Company	19,673	1,257,498
Xcel Energy, Inc.	10,011	709,580
		10,646,691
Gas utilities – 0.0%
Atmos Energy Corp.	2,386	236,620
Independent power and renewable electricity producers – 0.0%
The AES Corp.	12,440	316,100
Multi-utilities – 0.4%
Ameren Corp.	4,717	397,171
CenterPoint Energy, Inc.	10,270	259,831
CMS Energy Corp.	5,380	337,541
Consolidated Edison, Inc.	6,376	492,482
Dominion Energy, Inc.	15,001	1,142,176
DTE Energy Company	3,608	497,868
NiSource, Inc.	7,297	186,074
Public Service Enterprise Group, Inc.	9,404	584,176
Sempra Energy	5,634	763,351
WEC Energy Group, Inc.	5,873	551,533
		5,212,203
Water utilities – 0.1%
American Water Works Company, Inc.	3,378	523,658
		16,935,272
TOTAL COMMON STOCKS (Cost $910,474,244)		$1,165,096,189
RIGHTS – 0.0%
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(D)	13,589	12,502
TOTAL RIGHTS (Cost $4,020)		$12,502
SHORT-TERM INVESTMENTS – 2.6%
U.S. Government Agency – 2.5%
Federal Home Loan Bank Discount Note 0.015%, 07/14/2021 *	$6,800,000	6,800,000
Federal National Mortgage Association Discount Note 0.010%, 07/07/2021 *	22,500,000	22,500,000
		29,300,000
Short-term funds – 0.0%
John Hancock Collateral Trust, 0.0241% (E)(F)	16,864	168,726

108

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.1%
Repurchase Agreement with State Street Corp. dated 5-28-21 at 0.000% to be repurchased at $1,675,000 on 6-1-21, collateralized by $1,707,500 U.S. Treasury Notes, 0.125% due 12-31-22 (valued at $1,708,506)	$1,675,000	$1,675,000
TOTAL SHORT-TERM INVESTMENTS (Cost $31,143,376)		$31,143,726
Total Investments (U.S. Sector Rotation Fund) (Cost $941,621,640) – 99.7%		$1,196,252,417
Other assets and liabilities, net – 0.3%		3,594,826
TOTAL NET ASSETS – 100.0%		$1,199,847,243
U.S. Sector Rotation Fund (continued)
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-21. The value of securities on loan amounted to $165,267.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 5-31-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	166	Long	Jun 2021	$34,802,917	$34,879,920	$77,003
						$77,003
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
109

John Hancock Funds II
Portfolio of Investments — May 31, 2021 (unaudited) (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets on 5-31-21:
Capital Appreciation Fund
United States	82.8%
Canada	5.3%
France	5.1%
Netherlands	1.9%
Taiwan	1.9%
Australia	1.2%
Sweden	1.1%
Other countries	0.7%
TOTAL	100.0%
Health Sciences Fund
United States	88.0%
Germany	3.1%
United Kingdom	2.0%
Switzerland	1.8%
Netherlands	1.4%
China	1.3%
Denmark	1.1%
Other countries	1.3%
TOTAL	100.0%
High Yield Fund
United States	80.4%
Cayman Islands	6.4%
Canada	4.2%
United Kingdom	1.3%
Luxembourg	1.1%
France	1.1%
Switzerland	1.0%
Other countries	4.5%
TOTAL	100.0%
Mid Value Fund
United States	80.5%
Canada	7.5%
United Kingdom	2.4%
Ireland	1.7%
Belgium	1.2%
South Africa	1.1%
Other countries	5.6%
TOTAL	100.0%
Science & Technology Fund
United States	77.6%
China	6.6%
Germany	5.0%
South Korea	3.9%
Russia	1.3%
Other countries	5.6%
TOTAL	100.0%
Strategic Equity Allocation Fund
United States	65.7%
Japan	5.6%
China	3.5%
United Kingdom	3.3%
France	2.5%
Canada	2.4%
Germany	2.1%
Switzerland	1.8%
Australia	1.6%
Taiwan	1.4%
Other countries	10.1%
TOTAL	100.0%

The following funds had the following sector composition as a percentage of net assets on 5-31-21:
International Strategic Equity Allocation Fund
Financials	21.8%
Consumer discretionary	13.3%
Information technology	11.5%
Industrials	11.5%
Health care	8.1%
Consumer staples	7.6%
Materials	7.4%
Communication services	6.6%
Energy	3.5%
Utilities	3.0%
Real estate	2.5%
Short-term investments and other	3.2%
TOTAL	100.0%

John Hancock Funds II
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds' Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations typically are valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds' Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds' investments as of May 31, 2021, by major security category or type:
	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Communication services	$368,793,876	$368,793,876	—	—
Consumer discretionary	532,601,493	449,367,733	$83,233,760	—
Consumer staples	67,629,425	67,629,425	—	—
Financials	21,468,977	21,468,977	—	—
Health care	83,249,084	83,249,084	—	—
Industrials	84,955,657	64,840,221	20,115,436	—
Information technology	861,160,199	816,390,523	44,769,676	—
Short-term investments	19,080,705	19,080,705	—	—
Total investments in securities	$2,038,939,416	$1,890,820,544	$148,118,872	—

	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks	$992,834,110	$992,834,110	—	—
Preferred securities	20,937,470	20,937,470	—	—
Corporate bonds	132,883,283	—	$132,883,283	—
Term loans	145,547,339	—	145,547,339	—
Short-term investments	74,956,854	74,956,854	—	—
Total investments in securities	$1,367,159,056	$1,088,728,434	$278,430,622	—
Derivatives:
Liabilities
Written options	$(21,025,801)	—	$(21,025,801)	—

Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,054,890,888	—	$1,054,890,888	—
Foreign government obligations	23,967,378	—	23,967,378	—
Corporate bonds	508,439,291	—	508,439,291	—
Municipal bonds	5,073,907	—	5,073,907	—
Collateralized mortgage obligations	187,198,902	—	187,198,902	—
Asset backed securities	159,134,561	—	159,134,561	—
Short-term investments	80,789,557	$80,789,557	—	—
Total investments in securities	$2,019,494,484	$80,789,557	$1,938,704,927	—

Health Sciences Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$415,499	—	—	$415,499
Consumer staples	111,397	$111,397	—	—
Financials	1,983,598	1,983,598	—	—
Health care	440,524,756	424,593,111	$15,289,325	642,320
Information technology	252,485	252,485	—	—
Materials	427,000	427,000	—	—
Preferred securities
Consumer discretionary	927,796	—	—	927,796
Health care	2,573,018	—	2,573,018	—
Information technology	1,815,896	—	—	1,815,896
Warrants	24,097	24,097	—	—
Short-term investments	135	135	—	—
Total investments in securities	$449,055,677	$427,391,823	$17,862,343	$3,801,511

High Yield Fund
Investments in securities:
Assets
Foreign government obligations	$1,722,219	—	$1,722,219	—
Corporate bonds	222,244,448	—	222,244,448	—
Convertible bonds	4,735,598	—	4,735,598	—
Term loans	24,788,963	—	24,340,407	$448,556
Asset backed securities	13,949,144	—	13,949,144	—
Common stocks	2,385,601	$2,314,550	—	71,051
Preferred securities	2,095,560	1,505,457	—	590,103
Short-term investments	7,631,243	7,631,243	—	—
Total investments in securities	$279,552,776	$11,451,250	$266,991,816	$1,109,710

	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Fund (continued)
Derivatives:
Assets
Futures	$40,188	$40,188	—	—
Forward foreign currency contracts	30,510	—	$30,510	—
Swap contracts	35,111	—	35,111	—
Liabilities
Forward foreign currency contracts	(30,917)	—	(30,917)	—
Swap contracts	(16,343)	—	(16,343)	—

International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$80,238,167	—	$80,238,167	—
Austria	3,438,345	—	3,438,345	—
Belgium	10,962,716	—	10,962,716	—
Brazil	19,713,761	$19,713,761	—	—
Canada	119,698,704	119,698,704	—	—
Chile	2,134,899	1,589,105	545,794	—
China	175,481,086	62,750,783	112,678,999	$51,304
Colombia	1,592,145	1,592,145	—	—
Czech Republic	628,961	—	628,961	—
Denmark	27,766,511	—	27,766,511	—
Finland	13,853,970	—	13,853,970	—
France	123,755,232	—	123,755,232	—
Germany	95,246,376	—	95,246,376	—
Hong Kong	48,601,803	387,228	48,214,575	—
Hungary	1,571,730	—	1,571,730	—
Indonesia	5,713,850	—	5,713,850	—
Ireland	11,762,785	—	11,762,785	—
Isle of Man	878,071	—	878,071	—
Israel	4,867,882	2,139,758	2,728,124	—
Italy	22,313,553	—	22,313,553	—
Japan	278,469,793	—	278,469,793	—
Jordan	379,596	—	379,596	—
Luxembourg	3,681,826	—	3,681,826	—
Macau	872,794	—	872,794	—
Malaysia	7,829,874	—	7,829,874	—
Mexico	8,532,223	8,385,869	146,354	—
Netherlands	59,216,693	18,326	59,198,367	—
New Zealand	3,938,526	—	3,938,526	—
Norway	6,287,318	—	6,287,318	—
Peru	1,587,984	1,587,984	—	—
Philippines	3,111,905	—	3,111,905	—
Poland	4,499,197	—	4,499,197	—
Portugal	1,931,507	—	1,931,507	—
Romania	165,565	—	165,565	—
Singapore	10,871,204	—	10,871,204	—
South Africa	18,693,421	—	18,693,421	—
South Korea	62,555,786	—	62,555,786	—
Spain	28,175,889	—	28,175,889	—
Sweden	36,909,029	—	36,909,029	—
Switzerland	79,594,858	—	79,594,858	—
Taiwan	72,050,778	—	72,050,778	—
Thailand	8,492,858	—	8,492,858	—
Turkey	1,027,217	—	1,027,217	—
United Arab Emirates	1,840	—	1,840	—

	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Strategic Equity Allocation Fund (continued)
United Kingdom	$141,601,656	$795,051	$140,806,605	—
United States	995,151	995,151	—	—
Preferred securities
Brazil	6,919,850	6,919,850	—	—
Chile	284,667	284,667	—	—
Colombia	621,560	621,560	—	—
Germany	7,333,536	—	7,333,536	—
South Korea	3,792,092	—	3,792,092	—
Exchange-traded funds	86,486,924	86,486,924	—	—
Warrants	54,120	54,120	—	—
Short-term investments	68,130,645	30,331,015	37,799,630	—
Total investments in securities	$1,785,318,429	$344,352,001	$1,440,915,124	$51,304
Derivatives:
Assets
Futures	$2,843,895	$2,843,895	—	—

Mid Cap Stock Fund
Investments in securities:
Assets
Common stocks
Communication services	$135,279,026	$135,279,026	—	—
Consumer discretionary	674,391,351	619,025,818	$53,954,459	$1,411,074
Consumer staples	44,311,044	39,484,182	4,826,862	—
Financials	107,327,222	107,327,222	—	—
Health care	477,982,301	477,982,301	—	—
Industrials	202,993,814	202,993,814	—	—
Information technology	391,612,121	391,449,718	—	162,403
Preferred securities	17,233,728	—	—	17,233,728
Exchange-traded funds	8,959,729	8,959,729	—	—
Short-term investments	145,253,311	81,053,311	64,200,000	—
Total investments in securities	$2,205,343,647	$2,063,555,121	$122,981,321	$18,807,205
Unrealized appreciation on unfunded commitments	$(676,526)	—	—	$(676,526)

Mid Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$83,484,150	$83,484,150	—	—
Consumer discretionary	47,023,327	38,422,545	$8,600,782	—
Consumer staples	143,850,640	132,818,146	11,032,494	—
Energy	231,130,762	213,370,866	17,759,896	—
Financials	286,347,577	268,454,308	17,893,269	—
Health care	283,999,918	265,138,858	18,861,060	—
Industrials	122,836,327	106,077,894	16,758,433	—
Information technology	40,462,268	40,462,268	—	—
Materials	184,775,549	171,754,142	13,021,407	—
Real estate	111,471,958	111,471,958	—	—
Utilities	112,429,004	112,429,004	—	—
Preferred securities	4,208,818	4,208,818	—	—
Corporate bonds	3,445,453	—	3,445,453	—
Term loans	208,000	—	208,000	—
Short-term investments	155,815,629	155,815,629	—	—
Total investments in securities	$1,811,489,380	$1,703,908,586	$107,580,794	—

	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Opportunistic Fixed Income Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$609,282	—	$609,282	—
Foreign government obligations	19,306,498	—	19,306,498	—
Corporate bonds	3,660,697	—	3,660,697	—
Convertible bonds	231,540	—	231,540	—
Municipal bonds	1,329,195	—	1,329,195	—
Term loans	4,023,069	—	4,023,069	—
Collateralized mortgage obligations	4,794,268	—	4,794,268	—
Asset backed securities	1,470,177	—	1,470,177	—
Preferred securities	9,778	$9,778	—	—
Exchange-traded funds	2,398,171	2,398,171	—	—
Short-term investments	10	10	—	—
Total investments in securities	$37,832,685	$2,407,959	$35,424,726	—
Derivatives:
Assets
Futures	$32,645	$32,645	—	—
Forward foreign currency contracts	100,055	—	$100,055	—
Swap contracts	319,061	—	319,061	—
Liabilities
Futures	(2,245)	(2,245)	—	—
Forward foreign currency contracts	(137,129)	—	(137,129)	—
Swap contracts	(394,885)	—	(394,885)	—

Science & Technology Fund
Investments in securities:
Assets
Common stocks
Communication services	$37,977,699	$33,285,977	$4,691,722	—
Consumer discretionary	59,216,810	44,876,725	14,340,085	—
Health care	1,756,826	1,756,826	—	—
Industrials	2,259,516	2,259,516	—	—
Information technology	132,508,523	119,792,485	12,716,038	—
Preferred securities	877,192	—	—	$877,192
Short-term investments	17,979,565	9,095,565	8,884,000	—
Total investments in securities	$252,576,131	$211,067,094	$40,631,845	$877,192

Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Communication services	$683,415,481	$512,631,432	$170,784,049	—
Consumer discretionary	1,051,118,583	755,659,672	295,458,911	—
Consumer staples	443,373,436	240,937,962	202,435,474	—
Energy	234,774,239	164,011,617	70,762,622	—
Financials	1,163,636,189	750,094,472	413,457,306	$84,411
Health care	967,824,651	734,923,685	232,816,482	84,484
Industrials	864,328,228	550,052,340	314,275,888	—
Information technology	1,578,742,121	1,266,749,197	311,992,924	—
Materials	392,426,354	213,504,012	178,922,342	—
Real estate	262,968,973	191,100,680	71,868,293	—
Utilities	177,309,948	100,277,100	77,001,377	31,471
Preferred securities
Consumer discretionary	8,997,168	555,154	8,442,014	—
Consumer staples	2,412,121	70,681	2,341,440	—

	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Equity Allocation Fund (continued)
Energy	$2,687,933	$2,687,933	—	—
Financials	7,718,410	7,718,410	—	—
Health care	1,887,078	—	$1,887,078	—
Information technology	5,398,003	—	5,398,003	—
Materials	2,104,704	1,465,140	639,564	—
Utilities	677,062	677,062	—	—
Exchange-traded funds	143,262,699	143,262,699	—	—
Rights	34,549	34,549	—	—
Warrants	93,997	93,997	—	—
Short-term investments	431,568,270	96,707,937	334,860,333	—
Total investments in securities	$8,426,760,197	$5,733,215,731	$2,693,344,100	$200,366
Derivatives:
Assets
Futures	$16,802,718	$16,802,718	—	—

U.S. Sector Rotation Fund
Investments in securities:
Assets
Common stocks
Communication services	$129,806,375	$129,806,375	—	—
Consumer discretionary	146,330,154	146,322,745	$7,409	—
Consumer staples	53,086,656	53,086,656	—	—
Energy	31,464,827	31,464,827	—	—
Financials	143,861,788	143,861,553	—	$235
Health care	165,619,768	165,619,768	—	—
Industrials	100,884,934	100,884,934	—	—
Information technology	311,978,050	311,978,050	—	—
Materials	33,236,124	33,236,124	—	—
Real estate	31,892,241	31,892,241	—	—
Utilities	16,935,272	16,935,272	—	—
Rights	12,502	12,502	—	—
Short-term investments	31,143,726	168,726	30,975,000	—
Total investments in securities	$1,196,252,417	$1,165,269,773	$30,982,409	$235
Derivatives:
Assets
Futures	$77,003	$77,003	—	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2.
Mid Cap Stock Fund	Common stocks	Preferred securities	Unfunded commitments	Total
Balance as of 8-31-20	$1,411,074	$43,144,127	—	$44,555,201
Realized gain (loss)	—	(894,626)	—	(894,626)
Change in unrealized appreciation (depreciation)	—	(8,852,288)	$(676,526)	(9,528,814)
Purchases[1]	162,403	—	—	162,403
Sales[1]	—	(16,163,485)	—	(16,163,485)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of 5-31-21	$1,573,477	$17,233,728	$(676,526)	$18,130,679
Change in unrealized at period end[2]	—	$409,095	$(676,526)	$(267,431)

[1]	Purchases/sales attributable to corporate actions.
[2]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Fund
John Hancock Collateral Trust	822,109	$40,120,111	$172,135,629	$(204,018,609)	$(10,614)	$(1,230)	$37,167	—	$8,225,287
Capital Appreciation Value Fund
John Hancock Collateral Trust	—	$75,323	$2,837,245	$(2,912,404)	$(91)	$(73)	$1,800	—	—
Core Bond Fund
John Hancock Collateral Trust	—	—	$2,357,948	$(2,357,926)	$(22)	—	$66	—	—
High Yield Fund
John Hancock Collateral Trust	65,084	$272,666	$4,439,230	$(4,060,339)	$(388)	$5	$3,204	—	$651,174
International Strategic Equity Allocation Fund
John Hancock Collateral Trust	3,031,555	$77,852,096	$298,326,263	$(345,803,854)	$5,559	$(49,049)	$398,967	—	$30,331,015
Mid Cap Stock Fund
John Hancock Collateral Trust	8,101,200	$38,560,759	$370,322,764	$(327,813,476)	$23,498	$(40,234)	$146,943	—	$81,053,311
Mid Value Fund
John Hancock Collateral Trust	1,220,105	$37,748,016	$149,713,492	$(175,247,032)	$20,730	$(27,931)	$110,138	—	$12,207,275
Science & Technology Fund
John Hancock Collateral Trust	209,823	$7,383,356	$37,559,051	$(42,841,271)	$503	$(2,334)	$7,805	—	$2,099,305
Strategic Equity Allocation Fund
John Hancock Collateral Trust	9,665,864	$144,125,146	$599,852,925	$(647,203,389)	$88,170	$(154,915)	$1,569,325	—	$96,707,937
U.S. Sector Rotation Fund
John Hancock Collateral Trust	16,864	$947,987	$5,268,265	$(6,046,950)	$854	$(1,430)	$7,056	—	$168,726
Restricted securities. The funds may hold restricted securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at May 31, 2021:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Health Sciences Fund
Acerta Pharma BV, Class B	2-8-16	$146,475	4,892,850	—	—	4,892,850	0.1%	$620,413
Doximity, Inc.	4-10-14	307,268	63,738	—	—	63,738	0.4%	1,815,896
JAND, Inc., Class A	4-23-15	194,538	16,938	—	—	16,938	0.1%	415,499
JAND, Inc., Series D	4-23-15	434,397	37,822	—	—	37,822	0.2%	927,796
								$3,779,604
High Yield Fund
KCAD Holdings I, Ltd.	3-21-11	$6,150,520	752,218,031	—	—	752,218,031	0.0%*	$752
MWO Holdings LLC	8-30-16	1,116,559	1,134	—	—	1,134	0.0%*	8,584
New Cotai, Inc., Class B	4-12-13	—	11	—	—	11	0.0%	—
								$9,336
Mid Cap Stock Fund
Coupang, Inc., A Shares	11-20-14	$4,300,618	1,381,449	—	—	1,381,449	2.6%	$53,954,459
Essence Group Holdings Corp.	5-1-14	5,083,384	2,958,957	—	—	2,958,957	0.4%	8,403,438
JAND, Inc., Class A	4-23-15	635,744	57,523	—	—	57,523	0.1%	1,411,074
JAND, Inc., Series D	4-23-15	1,419,614	128,449	—	—	128,449	0.1%	3,150,931
Lookout, Inc., Series F	7-31-14	4,276,874	392,767	—	—	392,767	0.2%	3,318,881
The Honest Company, Inc.	8-20-14	4,457,180	327,277**	—	—	327,277	0.2%	4,826,862
WeWork Companies, Inc., Series D1	12-8-14	1,466,734	184,328	—	(96,242)	88,086	0.0%*	802,258

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
WeWork Companies, Inc., Series D2	12-8-14	$3,472,011	161,782	—	—	161,782	0.1%	$1,473,458
								$77,341,361
Science & Technology Fund
DiDi Chuxing, Inc.	10-19-15	$460,705	16,798	—	—	16,798	0.4%	$877,192
*	Less than 0.05%.
**	Two-for-one stock split and share conversion.
For additional information on the funds' significant accounting policies and risks, please refer to the funds' most recent semiannual or annual shareholder report and prospectus.